UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	October 31, 2016

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2016

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion iBillionaire Index ETF

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion S&P 500® Volatility Response Shares

Direxion Zacks MLP High Income Shares

1X BEAR FUNDS

Direxion Daily CSI 300 China A Share Bear 1X Shares

Direxion Daily Energy Bear 1X Shares

Direxion Daily Financial Bear 1X Shares

Direxion Daily S&P Biotech Bear 1X Shares

Direxion Daily Technology Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily Total Market Bear 1X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

1.25X BULL FUNDS

Direxion Daily FTSE Developed Markets Bull 1.25X Shares

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares

Direxion Daily S&P 500® Bull 1.25X Shares

Direxion Daily Small Cap Bull 1.25X Shares

2X BULL FUNDS	2X BEAR FUNDS
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily Cyber Security & IT Bear 2X Shares
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

Table of Contents

Letter to Shareholders	4
Expense Example	15
Allocation of Portfolio Holdings	18
Schedules of Investments	19
Statements of Assets and Liabilities	48
Statements of Operations	56
Statements of Changes in Net Assets	64
Financial Highlights	77
Notes to the Financial Statements	80
Supplemental Information (Unaudited)	107
Trustees and Officers	108
Board Review of Investment Advisory Agreement (Unaudited)	112

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2015 to April 30, 2016 (the "Semi-Annual Period").

Market Review:

Early in the Semi-Annual Period, a strong jobs report in the U.S. and favorable economic data from China helped domestic equity markets recover from lows posted in August 2015. Into December, U.S. markets entered a period of uncertainty surrounding a potential raise in interest rates by the Federal Reserve. Market performance was largely trendless as Asian stocks and U.S. commodities slumped towards year-end. Citing a robust U.S. economy, the Federal Reserve raised its key interest rate from 0.25% to 0.50% in mid-December. The move by the Federal Reserve, coupled with China's weakening of the Yuan and precipitously dropping energy and metals prices in the U.S., put a strain on equity markets. An ensuing downtrend led to the S&P 500 having its worst ever four-day start to a year. Optimism surrounding potential stimulus measures by the European Central Bank was enough to temporarily bolster markets; however with crude oil prices dipping below $30 a barrel and U.S. banking stocks selling off, equity markets continued their slide. Mid-February proved a turning point for equity markets, with the S&P 500 entering what would turn out to be a protracted rebound that would last through the much of the Semi-Annual Period. At Period-end, equity markets cooled off a bit as Apple Inc. suffered a pullback on growth concerns and U.S. GDP for Q1 2016 grew at its weakest rate in two years.

Throughout the Semi-Annual Period there was a decline in U.S. yields. From the start of the Period through February 11, 2016, the Barclays U.S. Corporate High Yield Index fell 10.48%. Following the rebound in oil and risk assets after the February lows, the yield curve flattened slightly, as longer duration yields fell over the shorter end. High yield bonds made a comeback into the end of April, as the Barclays U.S. Corporate High Yield Index gained 12.65% from February 11, 2016 through April 29, 2016. With the U.S. Federal Reserve keeping rates unchanged in 1Q 2016, all eyes are on their upcoming decision in June.

Concerns over the health of the Chinese economy continue to affect both developed and developing economies during the Semi-Annual Period. China is a large importer of raw materials from developing economies such as Brazil, but also imports luxury items from developed economies such as Germany and the United States. China's GDP in Q1 2016 slowed to an annualized rate of 6.7%. The Eurozone continued to see improvements throughout the Period as the European Central Bank continued its version of Quantitative Easing. Eurozone GDP expanded 0.5% in the first three months of 2016, led by improved growth in Germany (0.7%) and France (0.5%). Brazilian stocks saw a rally as the likelihood of President Dilma Rousseff's impeachment increased. However, there are still major issues facing Latin America, including a potential complete economic collapse in Venezuela, a growing Zika virus epidemic, and vast corruption in Brazil.

Factors Affecting Performance of Non-Leveraged ETFs:

The following exchange traded funds are considered (the "Non-Leveraged ETFs") – Direxion All Cap Insider Sentiment Shares, Direxion iBillionaire Index ETF, Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion S&P 500® Volatility Response Shares and Direxion Zacks MLP High Income Shares.

Benchmark Performance – The performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

Optimized Baskets – The Direxion S&P 500® Volatility Response Shares holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, this ETF may hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

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Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transaction costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Volatility – In periods of high volatility, the Direxion S&P 500® Volatility Response Shares will rebalance its portfolio and decrease exposure to equity securities and increase the amount of the portfolio held in U.S. Treasury Bills. This decreased exposure to equity securities means this ETF would not be expected to gain the full benefit of a rising equity market if such a market occurred during a period of high volatility.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

The Direxion All Cap Insider Sentiment Shares seeks investment results, before fees and expenses, which track the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500 Index. The Index reflects positive sentiment among those "insiders" closest to a company's financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi-Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 3.90%, while the Direxion All Cap Insider Sentiment Shares returned 3.36%. Some of the Direxion All Cap Insider Sentiment Shares' largest sector weightings at the start of the Semi-Annual period were Information Technology, Healthcare and Consumer Discretionary. Fund performance was mixed through December, hindered by weakness in Energy prices, and bolstered somewhat by its exposure to the Information Technology sector. As 2015 turned to 2016, the Fund's highest weighted sectors shifted to include Consumer Discretionary, Financials and Healthcare. During this period, the Fund was hurt by its exposure to Consumer Discretionary stocks such as Target (TGT) and Kohl's Corp. (KSS), with both reporting disappointing quarterly results in February. Toward the latter part of the Semi-Annual Period the Fund benefitted from its exposure to Financial and Energy stocks, as both sectors saw prolonged periods of upside performance.

The Direxion iBillionaire Index ETF seeks investment results, before fees and expenses, which track the iBillionaire Index. The iBillionaire Index is comprised of the 30 large-cap U.S. equities in which a select pool of investment billionaires has allocated the most assets, according to Form 13F filings. Billionaires are selected from a group of U.S. investment billionaires based on net worth, source of wealth, and portfolio size. The 30 stocks are equally weighted at a fixed weight of 3.33% each, and the Index is rebalanced quarterly. For the Semi-Annual Period, the iBillionaire Index returned 0.26%, while the Direxion iBillionaire Index ETF returned -0.13%. The Direxion iBillionaire Index ETF, like domestic equities as a whole, suffered what many were calling a market capitulation fueled by the currency devaluation in China, declining crude prices and overwhelming uncertainty across the globe. The Fund fell 12.14% while the S&P 500 fell 10.27% from the start of 2016 through February 16, 2016 lows. As stocks rebounded sharply into the end of the Semi-Annual Period, the Fund outpaced the S&P 500 by 0.62%; 14.01% vs. 13.39%. The performance was led by a roughly 50% weight in Healthcare and Consumer Discretionary, and names such as Starwood Hotels (HOT), Bank of America Corp (BAC) and Amazon.com Inc (AMZN) were gainers of over 30% from February 12, 2016 through Period-end. The 20% weight in the Information Technology space drove outperformance as well, as Broadcom (AVGO) gained 25.72%, Paypal Holdings (PYPL) gained 16.89%, and Facebook (FB) gained 15.38% within the same time period.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks investment results, before fees and expenses, which track the NASDAQ-100® Equal Weighted Index. The NASDAQ-100 Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The index is reviewed and adjusted annually in December, but replacements may be made any time throughout

DIREXION SEMI-ANNUAL REPORT
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the year. The index is rebalanced quarterly in March, June, September and December. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned -4.59%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned -5.00%. The Direxion NASDAQ-100® Equal Weighted Index Shares outperformed the NASDAQ-100 partially due to Apple (AAPL), the largest holding in the NASDAQ-100 Index, being down over 20% during the Period.

The Direxion S&P 500® Volatility Response Shares seeks investment results, before fees and expenses, which track the S&P 500® Volatility Response Index. The S&P 500® Volatility Response Index is designed to respond to the volatility of the S&P 500® Index (the "Stock Component"). The S&P 500® Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to control the Index's risk level by establishing a specific volatility level target that adjusts the Index's components among an allocation to the stock component and fixed income securities, including U.S. Treasury Bills (the "Cash Component"). Through the use of an exponential volatility equation, the Index adjusts based upon realized exponentially-weighted historical volatility of the S&P 500® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. The Index is reviewed daily with a minimum rebalance period of one month. However, if at any time the target volatility level passes the methodologies threshold parameters, the index has the flexibility to readjust as necessary. For the Semi-Annual Period, the S&P 500® Volatility Response Index returned -0.79%, while the Direxion S&P 500® Volatility Response Shares returned -1.12%. The Direxion S&P 500 Volatility Response Shares began the Semi-Annual period with a ratio of 48.59% equities; increasing to 59.93% equity exposure on November 30, 2016, trying to capture gains in the rising S&P 500. The Fund began to modestly reduce exposure at year-end, down to the period low of 38.41% equity January 29, 2016. The Fund again began increasing exposure on February 29, 2016, with a move to 41.56% equity. The Fund ended the Period with a 72.46% exposure to the S&P 500.

The Direxion Zacks MLP High Income Shares seeks investment results, before fees and expenses, which track the price and yield performance of the Zacks MLP Index. The Zacks MLP Index selects 25 Master Limited Partnerships (MLP) utilizing a methodology proprietary to Zacks. The objective of the Index is to select a group of MLPs with the potential to yield and outperform on a risk-adjusted basis the S&P 500® Index and other benchmark indices. The Zacks MLP Index only comprises MLPs listed on at least one U.S. stock exchange with a minimum market capitalization of at least $300,000,000. Each MLP is ranked based on liquidity, short interest, dividend yield and other factors. The final index is comprised of the 25 highest-ranking securities. The constituents are equally weighted, to make up 4% of the portfolio each. The constituent selection process and rebalancing is repeated on a quarterly basis and the Zacks MLP Index reconstitution occurs after the last business day of January, April, July and October. For the Semi-Annual Period, the Zacks MLP Index returned -18.97%, while the Direxion Zacks MLP High Income Shares returned -18.61%. The MLP space continued to struggle due to the continued, and volatile, collapse in Crude Oil prices. However, since the last rebalance on February 3, 2016, the Direxion Zacks MLP High Income ETF was heavily invested in midstream and downstream names, with Williams Partners LP (WPZ) being the only upstream holding. The midstream names were stark outperformers since the rebalance on February 3rd; Rose Rock Midstream LP (RRMS) gained 78.59%, NuStar GP Holdings (NSH) gained 67.60%, and Crestwood Equity Partners LP (CEQP) was up 61.89%.

Factors Affecting Performance of Bear ETFs:

The following exchange traded funds are considered (the "Bear ETFs") – Direxion Daily CSI 300 China A Share Bear 1X Shares, Direxion Daily Energy Bear 1X Shares, Direxion Daily Financial Bear 1X Shares, Direxion Daily S&P Biotech Bear 1X Shares, Direxion Daily Technology Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares and Direxion Daily 20+ Year Treasury Bear 1X Shares.

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Commentary section.

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Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, a Bear ETF receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index funds' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

In seeking to achieve each Bear ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF's objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and manage their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives, in general, are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of a Bear ETF, the Bear ETF's expense ratio or any transaction or trading fees associated with creating

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or maintaining a Bear ETF's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi-Annual Period follows below.

The Direxion Daily CSI 300 China A Share Bear 1X Shares seeks to provide -100% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. As of March 31, 2016, the companies included in the index have a median market capitalization of $5.89 billion and an average market capitalization of $13.10 billion. As of March 31, 2016, the Index was concentrated in the financial industry. For the Semi-Annual Period, the CSI 300 Index returned -12.64%. The Direxion Daily CSI 300 China A Share Bear 1X Shares returned -2.73% for the same period. The model indicated an expected return of 6.18% for the Direxion Daily CSI 300 China A Share Bear 1X Shares.

The Direxion Daily Energy Bear 1X Shares seeks to provide -100% of the daily return of the Energy Select Sector Index. The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the energy industry. It is developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the "capitalization" methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Since inception on April 7, 2016, the Energy Select Sector Index returned 9.81%. The Direxion Daily Energy Bear 1X Shares returned -9.28% for the same period. The model indicated an expected return of -9.26% for the Direxion Daily Energy Bear 1X Shares.

The Direxion Daily Financial Bear 1X Shares seeks to provide -100% of the daily return of the Financial Select Sector Index. The Financial Select Sector Index is provided by Standard & Poor's and includes domestic companies from the energy industry. It is developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the "capitalization" methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Since inception on April 7, 2016, the Financial Select Sector Index returned 3.93%. The Direxion Daily Financial Bear 1X Shares returned -4.00% for the same period. The model indicated an expected return of -3.95% for the Direxion Daily Financial Bear 1X Shares.

The Direxion Daily S&P Biotech Bear 1X Shares seeks to provide -100% of the daily return of the S&P Biotechnology Select Industry Index. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. As of March 31, 2016, the companies included in the Index have a median market capitalization of $1.15 billion and an average market capitalization of $8.39 billion. The components of the Index and the percentages represented by certain industries in the Index may change over time. Since inception on December 3, 2015 the S&P Biotechnology Select Industry Index returned -24.71%. The Direxion Daily S&P Biotech Bear 1X Shares returned 21.38% for the same period. The model indicated an expected return of 22.06% for the Direxion Daily S&P Biotech Bear 1X Shares.

The Direxion Daily Technology Bear 1X Shares seeks to provide -100% of the daily return of the Technology Select Sector Index. The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the energy industry. It is developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the "capitalization" methodology, which is a hybrid between equal weighting and conventional capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Since inception on April 7, 2016, the

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Technology Select Sector Index returned -5.29%. The Direxion Daily Technology Bear 1X Shares returned 5.48% for the same period. The model indicated an expected return of 5.49% for the Direxion Daily Technology Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Barclays Capital U.S. Aggregate Bond Index. The Barclay's Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, and fixed-rate taxable bond market; including Treasuries, government-related securities, corporate securities, Mortgage Backed Securities, Asset Backed Securities, and Commercial Mortgage Backed Securities. For the Semi-Annual Period, the Barclays Capital U.S. Aggregate Bond Index returned 2.82%. The Direxion Daily Total Bond Market Bear 1X Shares returned -2.96%. The model indicated an expected return of -2.79% for the Direxion Daily Total Bond Market Bear 1X Shares.

The Direxion Daily Total Market Bear 1X Shares seeks to provide -100% of the daily return of the MSCI U.S. Broad Market Index. The MSCI U.S. Broad Market Index represents the universe of companies in the U.S. equity market, including large, mid, small and micro-cap companies. This index targets for inclusion 99.5% of the capitalization of the U.S. equity market. The MSCI U.S. Broad Market Index is the aggregation of the MSCI U.S. Investable Market 2500 which targets for inclusion 2,500 companies representing the investable universe of the U.S. Equity market, and the MSCI U.S. Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the U.S. Equity market capitalization. For the Semi-Annual Period, the MSCI U.S. Broad Market Index returned 0.02%. The Direxion Daily Total Market Bear 1X Shares returned -1.64%. The model indicated an expected return of -1.36% for the Direxion Daily Total Market Bear 1X Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 7-10 Year Treasury Bond Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 3.77%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -4.46%. The model indicated an expected return of -3.70% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 20 Year Plus Treasury Index. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 20+ year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 6.92%. The Direxion Daily 20+Year Treasury Bear 1X Shares returned -7.44%. The model indicated an expected return of -6.99% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

Leveraged ETFs Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 125%, 200% or -200% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name attempt to provide investment results that correlate to 125% or 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

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In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the "Index"). The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Leveraged ETF Performance:

Benchmark Performance – The daily performance of each ETF's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 125% or 200% (for the Bull ETFs) or -200% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF's performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

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Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's Annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional index ETFs' fees, which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Leveraged ETFs Performance Review:

The Direxion Daily FTSE Developed Markets Bull 1.25X Shares seek to provide 125% of the daily return of the 125% of the FTSE Developed ex North America Index. The FTSE Developed ex North America Index consists of the stocks of large and mid-capitalization companies in developed market countries excluding the United States and Canada. The Index is derived from the FTSE Global Equity Index Series, which covers 98% of the world's investable market capitalization. As of March 31, 2016, the Index contained the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Hong Kong, Italy, Japan, Netherlands, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom represented the largest percentages in the Index. For the Semi-Annual Period, the FTSE Developed ex North America Index returned -2.48%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE Developed Markets Bull 1.25X Shares returned -3.60%, for the stated period. The model indicated an expected return of -3.33% for the Direxion Daily FTSE Developed Markets Bull 1.25X Shares.

The Direxion Daily FTSE Emerging Markets Bull 1.25X Shares seek to provide 125% of the FTSE Emerging Index. The FTSE Developed ex North America Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of March 31, 2016, the Index consisted of the following 25 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Malaysia, Malta, Mexico, Netherlands, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For the Semi-Annual Period, the FTSE Emerging Index returned 0.92%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily FTSE Emerging Markets Bull 1.25X Shares returned 0.46%, for the stated period. The model indicated an expected return of 0.73% for the Direxion Daily FTSE Emerging Markets Bull 1.25X Shares.

The Direxion Daily S&P 500® Bull 1.25X Shares seek to provide 125% of the daily return of the S&P 500® Index. The S&P 500 Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.05 billion dollars and a median market capitalization of $18.40 billion dollars as of March 31, 2016. For the Semi-Annual Period, the S&P 500® Index returned 0.42%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 1.25X Shares returned -0.02% for the stated period. The model indicated an expected return of 0.33% for the Direxion Daily S&P 500® Bull 1.25X Shares.

The Direxion Daily Small Cap Bull 1.25X Shares seek to provide 125% of the daily return of the 125% of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is

DIREXION SEMI-ANNUAL REPORT
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comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $995.55 million dollars and a median market capitalization of $662.26 million dollars as of March 31, 2016. For the Semi-Annual Period, the Russell 2000® Index returned -1.91%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 1.25X Shares returned -2.99% for the stated period. The model indicated an expected return of -2.69% for the Direxion Daily Small Cap Bull 1.25X Shares.

The Direxion Daily CSI 300 China A Share Bull 2X Shares seeks to provide 200% of the daily return of the CSI 300 Index. The CSI 300 Index is a modified free-float market capitalization weighted index comprised of the largest and most liquid stocks in the Chinese A-share market. Index constituent stocks must have been listed for more than three months (unless the stock's average daily A-share market capitalization since its initial listing ranks among the top 30 of all A-shares) and must not be experiencing obvious abnormal fluctuations or market manipulations. As of March 31, 2016, the companies included in the index have a median market capitalization of $5.89 billion and an average market capitalization of $13.10 billion. As of March 31, 2016, the Index was concentrated in the financial industry. For the Semi-Annual Period, the CSI 300 Index returned -12.64%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily CSI 300 China A Share Bull 2X Shares returned -19.58% for the stated period. The model indicated an expected return of -29.37% for the Direxion Daily CSI 300 China A Share Bull 2X Shares.

The Direxion Daily Cyber Security Bull 2X Shares and the Direxion Daily Cyber Security Bear 2X Shares sought to provide 200% and -200% of the daily return of the ISE Cyber Security Index, respectively. The ISE Cyber Security Index is comprised of domestic and foreign companies that are cyber security infrastructure providers (hardware/software developers) or that provide cyber security services, and for whom cyber security is a key driver of the company's business. The Index had an average market capitalization of $8.03 billion and a median market capitalization of $1.63 million as of March 31, 2016. Components of the Index include the technology and telecommunications industry as of March 31, 2016. For the Semi-Annual Period, the ISE Cyber Security Index returned -11.27%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Daily Cyber Security Bull 2X Shares returned -23.45% and the Direxion Daily Cyber Security Bear 2X Shares returned 12.58%. The model indicated an expected return of -23.78% for the Direxion Daily Cyber Security Bull 2X Shares and an expected return of 15.54% for the Direxion Daily Cyber Security Bear 2X Shares.

The Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares seek to provide 200% of the daily return of the MSCI Europe U.S. Dollar Hedged Index. The MSCI Europe U.S. Dollar Hedged Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI Europe Index, to the U.S. Dollar, the "home" currency for the hedged index. The index is 100% hedged to the U.S. Dollar by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 15 Developed Markets countries and its local performance is calculated in 6 different currencies, including the Euro. For the Semi-Annual Period, the MSCI Europe U.S. Dollar Hedged Index returned -4.85%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares returned -12.35%. The model indicated an expected return of -11.30% for the Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares.

The Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares seek to provide 200% of the daily return of the MSCI Japan U.S. Dollar Hedged Index. The MSCI Japan U.S. Dollar Hedged Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI Japan Index, to the U.S. Dollar, the "home" currency for the hedged index. The index is 100% hedged to the U.S. Dollar by selling the Japanese Yen forward at the one-month Forward rate. The parent index is composed of Japanese large and mid-cap stocks. For the Semi-Annual Period, the MSCI Japan U.S. Dollar Hedged Index returned -17.91%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations

DIREXION SEMI-ANNUAL REPORT
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of annual performance of the Fund. The Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares returned -36.56%. The model indicated an expected return of -35.67% for the Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares.

The Direxion Daily Pharmaceutical & Medical Bull 2X Shares and the Direxion Daily Pharmaceutical & Medical Bear 2X Shares seek to provide 200% and -200% of the daily return of the Dynamic Pharmaceutical IntellidexSM Index, respectively. The Dynamic Pharmaceutical Intellidex Index consists of common shares of U.S. pharmaceutical companies. These companies are principally engaged in research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. The Index may include companies that facilitate the testing or regulatory approval of drugs. The companies included in the Index have an average market capitalization of $62.36 billion and a median market capitalization $22.74 billion as of March 31, 2016. Components of the Index include the health care sector which includes the pharmaceutical and biotechnology industries. For the Semi-Annual Period, 2015 the Dynamic Pharmaceutical IntellidexSM Index returned -7.00%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Daily Pharmaceutical & Medical Bull 2X Shares returned-17.43% and the Direxion Daily Pharmaceutical & Medical Bear 2X Shares returned 4.09%. The model indicated an expected return of -16.36% for the Direxion Daily Pharmaceutical & Medical Bull 2X Shares and an expected return of 4.62% for the Direxion Daily Pharmaceutical & Medical Bear 2X Shares.

The Direxion Daily S&P 500® Bull 2X Shares seek to provide 200% of the daily return of the S&P 500® Index. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.05 billion dollars and a median market capitalization of $18.40 billion dollars as of March 31, 2016. For the Semi-Annual Period, the S&P 500® Index returned 0.43%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily S&P 500® Bull 2X Shares returned -1.29%. The model indicated an expected return of -0.45% for the Direxion Daily S&P 500® Bull 2X Shares.

The Direxion Daily Small Cap Bull 2X Shares seek to provide 200% of the daily return of the Russell 2000® Index. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $995.55 million dollars and a median market capitalization of $662.26 million dollars as of March 31, 2016. For the Semi-Annual Period, the Russell 2000® Index returned -1.90%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Daily Small Cap Bull 2X Shares returned -6.26%. The model indicated an expected return of -5.72% for the Direxion Daily Small Cap Bull 2X Shares.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Eric Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

DIREXION SEMI-ANNUAL REPORT
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Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2016 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT
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Expense Example

April 30, 2016 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2015 to April 30, 2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

April 30, 2016 (Unaudited)

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[2]
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.65%	$1,000.00	$1,033.60	$3.29
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion iBillionaire Index ETF
Based on actual fund return	0.65%	1,000.00	998.70	3.23
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.35%	1,000.00	950.00	1.70
Based on hypothetical 5% return	0.35%	1,000.00	1,023.12	1.76
Direxion S&P 500® Volatility Response Shares
Based on actual fund return	0.45%	1,000.00	988.80	2.23
Based on hypothetical 5% return	0.45%	1,000.00	1,022.63	2.26

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Expense Example

April 30, 2016 (Unaudited)

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[2]
Direxion Zacks MLP High Income Shares
Based on actual fund return	0.69%	$1,000.00	$813.90	$3.11
Based on hypothetical 5% return	0.69%	1,000.00	1,021.43	3.47
Direxion Daily CSI 300 China A Share Bear 1X Shares
Based on actual fund return	0.81%	1,000.00	972.70	3.97
Based on hypothetical 5% return	0.81%	1,000.00	1,020.84	4.07
Direxion Daily Energy Bear 1X Shares[4]
Based on actual fund return	0.45%	1,000.00	907.20	0.28
Based on hypothetical 5% return	0.45%	1,000.00	1,002.98	0.30
Direxion Daily Financial Bear 1X Shares[4]
Based on actual fund return	0.45%	1,000.00	960.00	0.29
Based on hypothetical 5% return	0.45%	1,000.00	1,002.98	0.30
Direxion Daily S&P Biotech Bear 1X Shares[3]
Based on actual fund return	0.49%	1,000.00	1,213.80	2.22
Based on hypothetical 5% return	0.49%	1,000.00	1,018.48	2.03
Direxion Daily Technology Bear 1X Shares[4]
Based on actual fund return	0.45%	1,000.00	1,054.80	0.30
Based on hypothetical 5% return	0.45%	1,000.00	1,002.98	0.30
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	970.40	3.18
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily Total Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	983.60	3.21
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	955.40	3.16
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	925.60	3.11
Based on hypothetical 5% return	0.65%	1,000.00	1,021.63	3.27
Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Based on actual fund return	0.35%	1,000.00	964.00	1.71
Based on hypothetical 5% return	0.35%	1,000.00	1,023.12	1.76
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Based on actual fund return	0.35%	1,000.00	1,004.60	1.74
Based on hypothetical 5% return	0.35%	1,000.00	1,023.12	1.76
Direxion Daily S&P 500® Bull 1.25X Shares
Based on actual fund return	0.43%	1,000.00	999.80	2.14
Based on hypothetical 5% return	0.43%	1,000.00	1,022.72	2.16
Direxion Daily Small Cap Bull 1.25X Shares
Based on actual fund return	0.35%	1,000.00	970.10	1.71
Based on hypothetical 5% return	0.35%	1,000.00	1,023.12	1.76
Direxion Daily CSI 300 China A Share Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	804.20	4.31
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Cyber Security & IT Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	765.50	3.51
Based on hypothetical 5% return	0.80%	1,000.00	1,020.89	4.02
Direxion Daily Cyber Security & IT Bear 2X Shares
Based on actual fund return	0.81%	1,000.00	1,125.80	4.28
Based on hypothetical 5% return	0.81%	1,000.00	1,020.84	4.07

DIREXION SEMI-ANNUAL REPORT
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Expense Example

April 30, 2016 (Unaudited)

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period November 1, 2015 to April 30, 2016[2]
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Based on actual fund return	0.80%	$1,000.00	$876.50	$3.73
Based on hypothetical 5% return	0.80%	1,000.00	1,020.89	4.02
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	634.40	3.25
Based on hypothetical 5% return	0.80%	1,000.00	1,020.89	4.02
Direxion Daily Pharmaceutical & Medical Bull 2X Shares
Based on actual fund return	0.80%	1,000.00	825.70	3.63
Based on hypothetical 5% return	0.80%	1,000.00	1,020.88	4.02
Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Based on actual fund return	0.85%	1,000.00	1,040.90	4.31
Based on hypothetical 5% return	0.85%	1,000.00	1,020.64	4.27
Direxion Daily S&P 500® Bull 2X Shares
Based on actual fund return	0.63%	1,000.00	987.10	3.11
Based on hypothetical 5% return	0.63%	1,000.00	1,021.73	3.17
Direxion Daily Small Cap Bull 2X Shares
Based on actual fund return	0.60%	1,000.00	937.40	2.89
Based on hypothetical 5% return	0.60%	1,000.00	1,021.88	3.02

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2015 to April 30, 2016, then divided by 366.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of December 3, 2015 (commencement of operations) to April 30, 2016, then divided by 366.

4  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of April 7, 2016, 2015 (commencement of operations) to April 30, 2016, then divided by 366.

DIREXION SEMI-ANNUAL REPORT
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Allocation of Portfolio Holdings

April 30, 2016 (Unaudited)

	Cash*	Common Stocks	Master Limited Partnerships	Investment Companies	Swaps	Total
Direxion All Cap Insider Sentiment Shares	0%**	100%	—	—	—	100%
Direxion iBillionaire Index ETF	0%**	100%	—	—	—	100%
Direxion NASDAQ 100® Equal Weighted Index Shares	0%**	100%	—	—	—	100%
Direxion S&P 500® Volatility Response Shares	27%	—	—	73%	—	100%
Direxion Zacks MLP High Income Shares	2%	—	98%	—	—	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	105%	—	—	—	(5%)	100%
Direxion Daily Energy Bear 1X Shares	108%	—	—	—	(8%)	100%
Direxion Daily Financial Bear 1X Shares	104%	—	—	—	(4%)	100%
Direxion Daily S&P Biotech Bear 1X Shares	83%	—	—	—	17%	100%
Direxion Daily Technology Bear 1X Shares	95%	—	—	—	5%	100%
Direxion Daily Total Bond Market Bear 1X Shares	102%	—	—	—	(2%)	100%
Direxion Daily Total Market Bear 1X Shares	102%	—	—	—	(2%)	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	106%	—	—	—	(6%)	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	105%	—	—	—	(5%)	100%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	3%	—	—	95%	2%	100%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	3%	—	—	94%	3%	100%
Direxion Daily S&P 500® Bull 1.25X Shares	4%	—	—	95%	1%	100%
Direxion Daily Small Cap Bull 1.25X Shares	4%	—	—	96%	0%**	100%
Direxion Daily CSI 300 China A Share Bull 2X Shares	98%	—	—	1%	1%	100%
Direxion Daily Cyber Security & IT Bull 2X Shares	87%	—	—	—	13%	100%
Direxion Daily Cyber Security & IT Bear 2X Shares	116%	—	—	—	(16%)	100%
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	95%	—	—	—	5%	100%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	121%	—	—	—	(21%)	100%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	130%	—	—	—	(30%)	100%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	78%	—	—	—	22%	100%
Direxion Daily S&P 500® Bull 2X Shares	84%	—	—	—	16%	100%
Direxion Daily Small Cap Bull 2X Shares	32%	—	—	55%	13%	100%

*  Cash, cash equivalents and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT
18

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 3.5%
10,005	Akamai Technologies, Inc. (a)	$510,155
31,984	ManpowerGroup, Inc.	2,463,727
47,208	Paychex, Inc.	2,460,481
		5,434,363
Apparel Manufacturing - 0.3%
12,300	Under Armour, Inc. Class A (a)	540,462
Broadcasting (except Internet) - 0.4%
9,798	CBS Corp. Class B	547,806
Building Material and Garden Equipment and Supplies Dealers - 4.1%
35,185	Fastenal Co.	1,646,306
12,137	Home Depot, Inc.	1,625,023
7,007	Lowe's Companies, Inc.	532,672
33,046	MSC Industrial Direct Co., Inc.	2,561,065
		6,365,066
Chemical Manufacturing - 6.7%
4,776	Ecolab, Inc.	549,144
6,713	IDEXX Laboratories, Inc. (a)	566,242
28,357	Mallinckrodt PLC (a)	1,772,880
11,578	Mylan NV (a)	482,918
94,863	Olin Corp.	2,067,065
48,790	PolyOne Corp.	1,755,464
1,318	Regeneron Pharmaceuticals, Inc. (a)	496,504
47,654	Tupperware Brands Corp.	2,767,268
		10,457,485
Clothing and Clothing Accessories Stores - 3.0%
42,106	Nordstrom, Inc.	2,152,880
4,435	Signet Jewelers Ltd.	481,464
69,085	Urban Outfitters, Inc. (a)	2,094,657
		4,729,001
Computer and Electronic Product Manufacturing - 0.4%
10,944	PerkinElmer, Inc.	551,796
Construction of Buildings - 0.7%
11,363	Lennar Corp. Class A	514,857
30,274	PulteGroup, Inc.	556,739
		1,071,596
Couriers and Messengers - 0.3%
3,282	FedEx Corp.	541,891
Credit Intermediation and Related Activities - 3.0%
8,380	Fidelity National Information Services, Inc.	551,404
176,532	Western Union Co.	3,530,640
22,470	Zions Bancorporation	618,374
		4,700,418
Data Processing, Hosting and Related Services - 2.1%
11,550	CDK Global, Inc.	549,433
6,773	Citrix Systems, Inc. (a)	554,302
4,794	DST Systems, Inc.	578,540
23,969	Rackspace Hosting, Inc. (a)	548,171
7,178	Red Hat, Inc. (a)	526,650
11,098	Total System Services, Inc.	567,552
		3,324,648
Shares		Fair Value
Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
9,393	Whirlpool Corp.	$1,635,697
Food and Beverage Stores - 0.7%
4,811	Casey's General Stores, Inc.	538,832
13,910	Kroger Co.	492,275
		1,031,107
Food Manufacturing - 3.7%
161,110	Flowers Foods, Inc.	3,086,867
12,956	Mondelez International, Inc.	556,590
30,377	Post Holdings, Inc. (a)	2,182,284
		5,825,741
Food Services and Drinking Places - 3.8%
33,541	Darden Restaurants, Inc.	2,087,927
15,408	McDonald's Corp.	1,948,958
8,854	Starbucks Corp.	497,860
18,455	Yum! Brands, Inc.	1,468,280
		6,003,025
Furniture and Related Product Manufacturing - 0.3%
8,853	Tempur-Pedic International, Inc. (a)	537,112
General Merchandise Stores - 1.6%
6,279	Dollar General Corp.	514,313
147,300	J.C. Penney Co., Inc. (a)	1,366,944
5,985	Tractor Supply Co.	566,540
		2,447,797
Health and Personal Care Stores - 0.9%
17,336	Walgreens Boots Alliance Inc.	1,374,398
Insurance Carriers and Related Activities - 22.9%
15,628	Aetna, Inc.	1,754,556
60,401	Aflac, Inc.	4,165,857
79,476	Arthur J. Gallagher & Co.	3,659,075
84,271	Brown & Brown, Inc.	2,958,755
31,208	Endurance Specialty Holdings Ltd.	1,996,688
67,196	Hartford Financial Services Group, Inc.	2,982,158
69,095	Lincoln National Corp.	3,002,178
33,712	Molina Healthcare, Inc. (a)	1,744,933
95,724	Principal Financial Group, Inc.	4,085,500
108,834	Progressive Corp.	3,547,988
49,820	Prudential Financial, Inc.	3,868,025
19,149	RenaissanceRe Holdings Ltd.	2,123,816
		35,889,529
Machinery Manufacturing - 1.7%
11,345	Brunswick Corp.	544,900
20,474	United Technologies Corp.	2,136,872
		2,681,772
Merchant Wholesalers, Durable Goods - 4.6%
7,486	Delphi Automotive PLC	551,194
16,878	LKQ Corp. (a)	540,940
1,966	O'Reilly Automotive, Inc. (a)	516,429
7,902	W.W. Grainger, Inc.	1,853,177
89,639	WestRock Co.	3,751,392
		7,213,132

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
19

Direxion All Cap Insider Sentiment Shares

Schedule of Investments, continued

April 30, 2016 (Unaudited)

Shares		Fair Value
Mining (except Oil and Gas) - 1.8%
45,741	Royal Gold, Inc.	$2,864,301
Miscellaneous Manufacturing - 0.7%
27,733	Boston Scientific Corp. (a)	607,908
5,135	Edwards Lifesciences Corp. (a)	545,388
		1,153,296
Motion Picture and Sound Recording Industries - 1.3%
26,445	Time Warner, Inc.	1,987,077
Motor Vehicle and Parts Dealers - 0.4%
11,638	AutoNation, Inc. (a)	589,465
Nonmetallic Mineral Product Manufacturing - 0.4%
34,388	Owens-Illinois, Inc. (a)	634,803
Oil and Gas Extraction - 0.4%
10,370	Hess Corp.	618,259
Paper Manufacturing - 2.4%
56,657	Packaging Corp of America	3,675,906
Petroleum and Coal Products Manufacturing - 2.3%
8,901	Murphy USA, Inc. (a)	511,095
115,592	Western Refining, Inc.	3,093,242
		3,604,337
Plastics and Rubber Products Manufacturing - 0.3%
11,874	Newell Rubbermaid, Inc.	540,742
Primary Metal Manufacturing - 2.2%
133,547	Steel Dynamics, Inc.	3,366,720
Professional, Scientific, and Technical Services - 2.4%
4,657	Accenture PLC Class A	525,868
12,531	Jacobs Engineering Group, Inc. (a)	558,632
54,318	Leidos Holdings, Inc.	2,694,716
		3,779,216
Publishing Industries (except Internet) - 1.9%
5,644	Adobe Systems, Inc. (a)	531,778
46,489	Oracle Corp.	1,853,051
18,753	Twenty First Century Fox - A	567,466
		2,952,295
Real Estate - 3.3%
151,500	Cousins Properties, Inc.	1,568,025
90,365	Omega Healthcare Investors, Inc.	3,051,626
1,941	Public Storage	475,176
		5,094,827
Rental and Leasing Services - 0.4%
9,092	United Rentals, Inc. (a)	608,528
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.0%
343,377	Navient Corp.	4,693,964
Support Activities for Mining - 3.6%
13,618	ConocoPhillips	650,804
54,360	Ensco PLC Class A	650,146
117,580	Oceaneering International, Inc.	4,309,307
		5,610,257
Telecommunications - 1.7%
53,473	Verizon Communications, Inc.	2,723,915
Shares		Fair Value
Transportation Equipment Manufacturing - 0.3%
5,503	Polaris Industries, Inc.	$538,634
Utilities - 5.1%
62,528	CMS Energy Corp.	2,543,639
34,172	Edison International	2,416,302
15,039	Energen Corp.	639,007
63,622	ONEOK, Inc.	2,299,936
		7,898,884
Wood Product Manufacturing - 0.3%
16,878	Masco Corp.	518,323
	TOTAL COMMON STOCKS (Cost $149,562,502)	$156,357,591
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
4,919	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	$4,919
	TOTAL MONEY MARKET FUNDS (Cost $4,919)	$4,919
	TOTAL INVESTMENTS - 99.9% (Cost $149,567,421)	$156,362,510
	Other Assets in Excess of Liabilities - 0.1%	164,567
	TOTAL NET ASSETS - 100.0%	$156,527,077

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
20

Direxion iBillionaire Index ETF

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.6%
Accommodation - 3.8%
10,087	Starwood Hotels & Resorts Worldwide, Inc.	$825,924
Administrative and Support Services - 3.3%
18,574	PayPal Holdings, Inc. (a)	727,729
Air Transportation - 2.8%
14,650	Delta Air Lines, Inc.	610,466
Ambulatory Health Care Services - 3.7%
6,383	Laboratory Corp Amer Hldgs (a)	799,918
Beverage and Tobacco Product Manufacturing - 3.4%
4,756	Constellation Brands, Inc.	742,221
Chemical Manufacturing - 21.9%
12,277	Abbvie, Inc.	748,897
5,097	Air Products and Chemicals, Inc.	743,601
2,385	Allergan, Inc. (a)	516,496
4,470	Amgen, Inc.	707,601
7,534	Monsanto Co.	705,785
14,596	Mylan N.V. (a)	608,799
14,073	The Dow Chemical Co.	740,381
		4,771,560
Computer and Electronic Product Manufacturing - 6.4%
6,883	Apple, Inc.	645,212
5,168	Broadcom Ltd	753,236
		1,398,448
Credit Intermediation and Related Activities - 3.6%
53,770	Bank of America Corp.	782,891
Food Services and Drinking Places - 3.3%
5,692	McDonald's Corp.	719,981
Health and Personal Care Stores - 3.1%
8,641	Walgreens Boots Alliance, Inc.	685,058
Hospitals - 3.7%
10,072	HCA Holdings, Inc. (a)	812,005
Insurance Carriers and Related Activities - 9.7%
12,822	American International Group, Inc.	715,724
4,971	Cigna Corp.	688,682
4,013	Humana, Inc.	710,582
		2,114,988
Miscellaneous Manufacturing - 3.6%
17,675	Baxter International, Inc.	781,589
Nonstore Retailers - 3.8%
1,264	Amazon.com, Inc. (a)	833,722
Other Information Services - 6.5%
953	Alphabet, Inc. (a)	660,438
6,420	Facebook, Inc. (a)	754,864
		1,415,302
Professional, Scientific, and Technical Services - 3.4%
547	The Priceline Group Inc. (a)	734,982
Publishing Industries (except Internet) - 3.0%
12,884	Microsoft Corp.	642,525
Telecommunications - 3.5%
3,598	Time Warner Cable, Inc.	763,172
Shares		Fair Value
Textile Product Mills - 3.7%
4,141	Mohawk Industries, Inc. (a)	$797,681
Transportation Equipment Manufacturing - 3.4%
23,073	General Motors Co.	733,721
	TOTAL COMMON STOCKS (Cost $21,087,022)	$21,693,883
SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
116,281	Short Term Investments Trust Treasury Portfolio, 0.24% (b)	$116,281
	TOTAL SHORT TERM INVESTMENTS (Cost $116,281)	$116,281
	TOTAL INVESTMENTS (Cost $21,203,303) - 100.1%	$21,810,164
	Liabilities in Excess of Other Assets - (0.1%)	(12,142)
	TOTAL NET ASSETS - 100.0%	$21,798,022

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
21

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
8,522	Marriott International, Inc. Class A	$597,307
Administrative and Support Services - 6.0%
11,143	Akamai Technologies, Inc. (a)	568,181
14,326	Ctrip.com International Ltd. ADR (a)	624,757
11,548	Paychex, Inc.	601,882
15,820	PayPal Holdings, Inc. (a)	619,828
464	The Priceline Group, Inc. (a)	623,458
9,695	TripAdvisor, Inc. (a)	626,200
		3,664,306
Air Transportation - 0.8%
14,352	American Airlines Group, Inc.	497,871
Beverage and Tobacco Product Manufacturing - 1.1%
4,566	Monster Beverage Corp. (a)	658,509
Broadcasting (except Internet) - 6.1%
3,102	Charter Communications, Inc. Class A (a)	658,368
10,433	Comcast Corp. Class A	633,909
10,596	Discovery Communications, Inc. Class A (a)	289,377
11,133	Discovery Communications, Inc. Class C (a)	298,142
12,434	Liberty Interactive Corp. Class A (a)	325,771
7,993	Liberty Ventures Series A (a)	319,720
157,837	Sirius XM Holdings, Inc. (a)	623,456
15,038	Viacom, Inc. Class B	615,054
		3,763,797
Building Material and Garden Equipment and Supplies Dealers - 1.0%
12,711	Fastenal Co.	594,748
Chemical Manufacturing - 8.1%
4,854	Alexion Pharmaceuticals, Inc. (a)	676,065
7,703	BioMarin Pharmaceutical, Inc. (a)	652,290
6,313	Celgene Corp. (a)	652,827
20,893	Endo Health Solutions, Inc. (a)	564,111
6,907	Gilead Sciences, Inc.	609,266
13,839	Mylan NV (a)	577,225
1,710	Regeneron Pharmaceuticals, Inc. (a)	644,174
7,555	Vertex Pharmaceuticals, Inc. (a)	637,189
		5,013,147
Clothing and Clothing Accessories Stores - 1.0%
10,514	Ross Stores, Inc.	596,985
Computer and Electronic Product Manufacturing - 19.0%
19,362	Activision Blizzard, Inc.	667,408
10,565	Analog Devices, Inc.	595,021
5,886	Apple, Inc.	551,754
30,427	Applied Materials, Inc.	622,841
4,089	Broadcom Ltd	595,972
22,007	Cisco Systems, Inc.	604,972
4,150	Illumina, Inc. (a)	560,208
19,078	Intel Corp.	577,682
13,991	Linear Technology Corp.	622,320
17,672	Maxim Integrated Products, Inc.	631,244
Shares		Fair Value
Computer and Electronic Product Manufacturing (continued)
55,966	Micron Technology, Inc. (a)	$601,634
22,888	NetApp, Inc.	541,072
18,440	NVIDIA Corp.	655,173
7,477	NXP Semiconductors NV (a)	637,639
12,085	QUALCOMM, Inc.	610,534
17,048	Seagate Technology PLC	371,135
8,095	Skyworks Solutions, Inc.	540,908
10,921	Texas Instruments, Inc.	622,934
12,718	Western Digital Corp.	519,721
13,134	Xilinx, Inc.	565,813
		11,695,985
Data Processing, Hosting and Related Services - 3.1%
7,034	Automatic Data Processing, Inc.	622,087
8,089	Citrix Systems, Inc. (a)	662,004
6,138	Fiserv, Inc. (a)	599,805
		1,883,896
Food and Beverage Stores - 0.9%
18,655	Whole Foods Market, Inc.	542,487
Food Manufacturing - 2.1%
15,303	Mondelez International, Inc.	657,417
8,064	The Kraft Heinz Co.	629,556
		1,286,973
Food Services and Drinking Places - 0.9%
10,443	Starbucks Corp.	587,210
Furniture and Home Furnishings Stores - 0.9%
12,346	Bed Bath & Beyond, Inc. (a)	582,978
General Merchandise Stores - 3.1%
4,071	Costco Wholesale Corp.	603,037
7,791	Dollar Tree, Inc. (a)	621,021
6,981	Tractor Supply Co.	660,821
		1,884,879
Health and Personal Care Stores - 3.1%
8,974	Express Scripts Holding Co. (a)	661,653
3,258	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	678,576
7,427	Walgreens Boots Alliance Inc.	588,813
		1,929,042
Insurance Carriers and Related Activities - 1.0%
8,047	Verisk Analytics, Inc. Class A (a)	624,286
Machinery Manufacturing - 1.0%
7,850	Lam Research Corp.	599,740
Merchant Wholesalers, Durable Goods - 2.0%
3,719	Henry Schein, Inc. (a)	627,395
2,322	O'Reilly Automotive, Inc. (a)	609,943
		1,237,338
Miscellaneous Manufacturing - 2.0%
1,069	Intuitive Surgical, Inc. (a)	669,579
19,019	Mattel, Inc.	591,301
		1,260,880
Motion Picture and Sound Recording Industries - 0.9%
6,166	Netflix, Inc. (a)	555,125

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
22

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments, continued

April 30, 2016 (Unaudited)

Shares		Fair Value
Nonstore Retailers - 2.3%
1,129	Amazon.com, Inc. (a)	$744,677
26,229	eBay, Inc. (a)	640,775
		1,385,452
Other Information Services - 6.1%
413	Alphabet, Inc. Class A (a)	292,355
423	Alphabet, Inc. Class C (a)	293,143
3,318	Baidu, Inc. ADR (a)	644,687
5,594	Facebook, Inc. (a)	657,743
8,193	Liberty Global PLC Class A (a)	309,122
8,407	Liberty Global PLC Class C (a)	307,696
4,217	NetEase.com, Inc. ADR	593,332
17,727	Yahoo!, Inc. (a)	648,808
		3,746,886
Professional, Scientific, and Technical Services - 5.4%
4,285	Amgen, Inc.	678,316
2,486	Biogen Inc. (a)	683,625
11,658	Cerner Corp. (a)	654,480
10,522	Cognizant Technology Solutions Corp. Class A (a)	614,169
9,581	Incyte Corp. (a)	692,419
		3,323,009
Publishing Industries (except Internet) - 9.0%
6,674	Adobe Systems, Inc. (a)	628,824
10,785	Autodesk, Inc. (a)	645,159
20,282	CA, Inc.	601,564
7,513	Check Point Software Technologies Ltd. (a)	622,602
9,693	Electronic Arts, Inc. (a)	599,512
6,112	Intuit, Inc.	616,640
11,656	Microsoft Corp.	581,285
33,519	Symantec Corp.	557,924
11,042	Twenty-First Century Fox, Inc. Class A	334,131
11,058	Twenty-First Century Fox, Inc. Class B	333,067
		5,520,708
Rail Transportation - 1.0%
23,074	CSX Corp.	629,228
Support Activities for Transportation - 1.1%
5,658	Expedia, Inc.	655,027
Telecommunications - 6.0%
12,690	Dish Network Corp. (a)	625,490
23,023	JD.com, Inc. ADR (a)	588,468
7,650	Liberty Braves Group Series A (a)	119,646
7,974	Liberty Braves Group Series C (a)	118,972
8,020	Liberty Media Group Series A (a)	146,766
8,409	Liberty Media Group Series C (a)	151,362
6,287	SBA Communications Corp. (a)	647,812
16,882	T-Mobile US, Inc. (a)	663,125
19,755	Vodafone Group PLC ADR	646,779
		3,708,420
Transportation Equipment Manufacturing - 2.1%
11,299	PACCAR, Inc.	665,624
2,679	Tesla Motors, Inc. (a)	644,996
		1,310,620
Shares		Fair Value
Waste Management and Remediation Services - 0.8%
5,106	Stericycle, Inc. (a)	$487,929
Water Transportation - 0.9%
11,887	Norwegian Cruise Line Holdings Ltd. (a)	581,155
	TOTAL COMMON STOCKS (Cost $66,576,222)	$61,405,923
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
776	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	$776
	TOTAL MONEY MARKET FUNDS (Cost $776)	$776
	TOTAL INVESTMENTS - 99.8% (Cost $66,576,998)	$61,406,699
	Other Assets in Excess of Liabilities - 0.2%	94,670
	TOTAL NET ASSETS - 100.0%	$61,501,369

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(†)  Less than 0.05%.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
23

Direxion S&P 500® Volatility Response Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 72.5%
38,364	SPDR® S&P 500® ETF Trust	$7,914,493
	TOTAL INVESTMENT COMPANIES (Cost $7,580,615)	$7,914,493
	TOTAL INVESTMENTS (Cost $7,580,615) - 72.5%	$7,914,493
	Other Assets in Excess of Liabilities - 27.5%	2,995,756
	TOTAL NET ASSETS - 100.0%	$10,910,249

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Zacks MLP High Income Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 98.2%
Gasoline Stations - 3.8%
49,320	Amerigas Partners LP	$2,138,022
Merchant Wholesalers, Nondurable Goods - 8.2%
108,555	Martin Midstream Partners LP	2,561,898
157,293	NGL Energy Partners LP	2,010,205
		4,572,103
Mining (except Oil and Gas) - 3.7%
133,854	Alliance Resource Partners LP	2,094,815
Nonstore Retailers - 11.7%
148,540	Crestwood Equity Partners LP	2,737,592
117,652	Global Partners LP	1,588,302
73,750	Suburban Propane Partners LP	2,226,513
		6,552,407
Oil and Gas Extraction - 17.7%
158,080	Enlink Midstream Partners LP	2,225,767
79,271	Enterprise Products Partners LP	2,115,743
172,620	Rose Rock Midstream LP	2,981,147
86,075	Williams Partners LP	2,602,047
		9,924,704
Petroleum and Coal Products Manufacturing - 8.1%
98,257	Alon USA Partners LP	982,570
112,618	Calumet Specialty Products Partners LP	518,043
116,423	CVR Refining LP	1,364,478
73,750	Northern Tier Energy LP	1,685,187
		4,550,278
Pipeline Transportation - 40.8%
32,544	Buckeye Partners LP	2,343,168
63,731	Energy Transfer Partners LP	2,257,989
66,691	Genesis Energy LP	2,162,122
73,152	Holly Energy Partners LP	2,503,261
58,444	NuStar Energy LP	2,947,915
117,360	NuStar GP Holdings LLC	2,986,812
89,786	Plains All American Pipeline LP	2,059,691
100,710	Summit Midstream Partners LP	2,132,031
84,351	Targa Resources Corp.	3,412,842
		22,805,831
Water Transportation - 4.2%
137,346	Golar LNG Partners LP	2,325,268
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $61,144,669)	$54,963,428
Shares		Fair Value
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
39,457	Short Term Investments Trust Treasury Portfolio, 0.24% (a)	$39,457
	TOTAL SHORT TERM INVESTMENTS (Cost $39,457)	$39,457
	TOTAL INVESTMENTS (Cost $61,184,126) - 98.3%	$55,002,885
	Other Assets in Excess of Liabilities - 1.7%	941,273
	TOTAL NET ASSETS - 100.0%	$55,944,158

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
25

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
1,180,908	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$1,180,908
22,759,805	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	22,759,805
	TOTAL SHORT TERM INVESTMENTS (Cost $23,940,713) (b)	$23,940,713
	TOTAL INVESTMENTS (Cost $23,940,713) - 24.7%	$23,940,713
	Other Assets in Excess of Liabilities - 75.3%	73,132,010
	TOTAL NET ASSETS - 100.0%	$97,072,723

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,940,713.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	146,715	$3,191,880	(3.059%)	5/16/2016	$(358,400)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,479,952	31,876,363	(3.059%)	7/18/2016	(4,263,974)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	188,272	4,431,174	(3.059%)	7/22/2016	(241,094)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,350,014	32,463,099	(3.061%)	12/27/2016	21,723
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	128,125	2,921,031	(3.059%)	4/19/2017	(190,455)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	451,285	10,959,272	(3.059%)	5/17/2017	124,339
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	313,867	7,498,304	(3.059%)	6/21/2017	(14,054)
			$93,341,123			$(4,921,915)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
26

Direxion Daily Energy Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
561,224	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$561,224
	TOTAL SHORT TERM INVESTMENTS (Cost $561,224) (b)	$561,224
	TOTAL INVESTMENTS (Cost $561,224) - 24.7%	$561,224
	Other Assets in Excess of Liabilities - 75.3%	1,706,927
	TOTAL NET ASSETS - 100.0%	$2,268,151

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $561,224.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Energy Select Sector Index	3,352	$2,268,164	0.191%	5/9/2017	$(187,587)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
27

Direxion Daily Financial Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
561,224	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$561,224
	TOTAL SHORT TERM INVESTMENTS (Cost $561,224) (b)	$561,224
	TOTAL INVESTMENTS (Cost $561,224) - 23.4%	$561,224
	Other Assets in Excess of Liabilities - 76.6%	1,839,134
	TOTAL NET ASSETS - 100.0%	$2,400,358

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $561,224.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	Financials Select Sector Index	10,325	$2,314,788	0.041%	5/9/2017	$(86,702)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
28

Direxion Daily S&P Biotech Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.5%
Money Market Funds - 27.5%
660,989	Dreyfus Treasury Prime Cash Management Fund, 0.15% (a)	$660,989
1,340,487	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,340,487
	TOTAL SHORT TERM INVESTMENTS (Cost $2,001,476) (b)	$2,001,476
	TOTAL INVESTMENTS (Cost $2,001,476) - 27.5%	$2,001,476
	Other Assets in Excess of Liabilities - 72.5%	5,280,439
	TOTAL NET ASSETS - 100.0%	$7,281,915

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,001,476.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	608	$2,562,545	(0.759%)	2/7/2017	$18,533
Credit Suisse International	S&P Biotechnology Select Industry Index	1,133	5,980,568	(0.559%)	6/12/2017	1,225,593
			$8,543,113			$1,244,126

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
29

Direxion Daily Technology Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.3%
Money Market Funds - 21.3%
561,224	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$561,224
	TOTAL SHORT TERM INVESTMENTS (Cost $561,224) (b)	$561,224
	TOTAL INVESTMENTS (Cost $561,224) - 21.3%	$561,224
	Other Assets in Excess of Liabilities - 78.7%	2,075,477
	TOTAL NET ASSETS - 100.0%	$2,636,701

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $561,224.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	5,985	$2,666,695	0.091%	5/9/2017	$136,382
Credit Suisse International	Technology Select Sector Index	254	107,859	0.189%	5/30/2017	509
			$2,774,554			$136,891

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
30

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
500,187	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$500,187
450,796	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	450,796
	TOTAL SHORT TERM INVESTMENTS (Cost $950,983) (b)	$950,983
	TOTAL INVESTMENTS (Cost $950,983) - 29.9%	$950,983
	Other Assets in Excess of Liabilities - 70.1%	2,227,660
	TOTAL NET ASSETS - 100.0%	$3,178,643

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $950,983.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	328	$36,319	0.141%	5/18/2016	$(212)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	538	59,105	0.141%	9/21/2016	(920)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	10,548	1,149,100	(0.221%)	9/27/2016	(41,590)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	187	20,370	0.141%	2/15/2017	(447)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	382	41,641	0.141%	3/15/2017	(883)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	3,525	382,840	0.141%	4/19/2017	(9,533)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	9,843	1,088,825	0.091%	5/5/2017	(2,595)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	1,452	158,374	0.141%	5/17/2017	(3,232)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	680	73,466	0.141%	6/21/2017	(2,211)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	138	15,035	0.141%	8/16/2017	(323)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	330	36,158	0.141%	9/20/2017	(524)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	328	36,187	0.141%	10/18/2017	(218)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	386	42,679	0.141%	11/15/2017	(123)
			$3,140,099			$(62,811)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
31

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%
120,043	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$120,043
460,658	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	460,658
	TOTAL SHORT TERM INVESTMENTS (Cost $580,701)	$580,701
	TOTAL INVESTMENTS (Cost $580,701) - 20.9% (b)	$580,701
	Other Assets in Excess of Liabilities - 79.1%	2,201,876
	TOTAL NET ASSETS - 100.0%	$2,782,577

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $580,701.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	16,259	$1,687,940	0.441%	4/18/2017	$(26,744)
Credit Suisse International	Vanguard Total Stock Market ETF	10,114	1,060,939	(0.059%)	6/5/2017	(22,346)
			$2,748,879			$(49,090)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
32

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.9%
Money Market Funds - 17.9%
52,648	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$52,648
200,073	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	200,073
	TOTAL SHORT TERM INVESTMENTS (Cost $252,721) (b)	$252,721
	TOTAL INVESTMENTS (Cost $252,721) - 17.9%	$252,721
	Other Assets in Excess of Liabilities - 82.1%	1,161,551
	TOTAL NET ASSETS - 100.0%	$1,414,272

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,721.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,339	$681,260	(0.309%)	5/16/2016	$(21,404)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,518	690,114	(1.409%)	3/17/2017	(59,008)
			$1,371,374			$(80,412)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
33

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
1,699,210	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$1,699,210
1,480,561	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,480,561
	TOTAL SHORT TERM INVESTMENTS (Cost $3,179,771) (b)	$3,179,771
	TOTAL INVESTMENTS (Cost $3,179,771) - 23.5%	$3,179,771
	Other Assets in Excess of Liabilities - 76.5%	10,330,289
	TOTAL NET ASSETS - 100.0%	$13,510,060

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,179,771.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	62,934	$7,963,797	(0.309%)	2/27/2017	$(215,172)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	41,488	4,980,630	(0.209%)	3/17/2017	(464,915)
			$12,944,427			$(680,087)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
34

Direxion Daily FTSE Developed Markets Bull 1.25X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 94.7%
32,829	Vanguard FTSE Developed Markets ETF	$1,205,152
	TOTAL INVESTMENT COMPANIES (Cost $1,200,630)	$1,205,152
SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
4,745	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$4,745
	TOTAL SHORT TERM INVESTMENTS (Cost $4,745)	$4,745
	TOTAL INVESTMENTS (Cost $1,205,375) - 95.1%	$1,209,897
	Other Assets in Excess of Liabilities - 4.9% (b)	62,508
	TOTAL NET ASSETS - 100.0%	$1,272,405

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $4,745.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Developed Markets ETF	10,497	$358,866	(0.591%)	3/8/2017	$27,464

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
35

Direxion Daily FTSE Emerging Markets Bull 1.25X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 94.4%
29,632	Vanguard FTSE Emerging Markets ETF	$1,035,046
	TOTAL INVESTMENT COMPANIES (Cost $1,132,030)	$1,035,046
SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
1,585	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$1,585
	TOTAL SHORT TERM INVESTMENTS (Cost $1,585) (b)	$1,585
	TOTAL INVESTMENTS (Cost $1,133,615) - 94.5%	$1,036,631
	Other Assets in Excess of Liabilities - 5.5%	60,263
	TOTAL NET ASSETS - 100.0%	$1,096,894

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,585.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Vanguard FTSE Emerging Markets ETF	1,436	$44,083	(0.591%)	5/27/2016	$6,080
Credit Suisse International	Vanguard FTSE Emerging Markets ETF	8,185	256,321	(0.521%)	3/8/2017	29,722
			$300,404			$35,802

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
36

Direxion Daily S&P 500® Bull 1.25X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 95.3%
23,808	SPDR S&P 500 ETF Trust	$4,911,590
	TOTAL INVESTMENT COMPANIES (Cost $4,872,973)	$4,911,590
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
12,378	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$12,378
	TOTAL SHORT TERM INVESTMENTS (Cost $12,378) (b)	$12,378
	TOTAL INVESTMENTS (Cost $4,885,351) - 95.6%	$4,923,968
	Other Assets in Excess of Liabilities - 4.4%	227,422
	TOTAL NET ASSETS - 100.0%	$5,151,390

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,378.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	740	$1,471,656	(0.441%)	3/8/2017	$59,108

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
37

Direxion Daily Small Cap Bull 1.25X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 95.7%
31,077	iShares Russell 2000 ETF	$3,491,812
	TOTAL INVESTMENT COMPANIES (Cost $3,492,655)	$3,491,812
SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
92,840	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$92,840
	TOTAL SHORT TERM INVESTMENTS (Cost $92,840) (b)	$92,840
	TOTAL INVESTMENTS (Cost $3,585,495) - 98.3%	$3,584,652
	Other Assets in Excess of Liabilities - 1.7%	63,267
	TOTAL NET ASSETS - 100.0%	$3,647,919

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,840.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	945	$1,073,779	(0.191%)	5/18/2017	$(5,037)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
38

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.2%
30,463	Deutsche X-Trackers Harvest CSI 300 China A-Shares ETF	$728,675
	TOTAL INVESTMENT COMPANIES (Cost $745,430)	$728,675
SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
1,601,776	Dreyfus Treasury Prime Cash Management, 0.08% (a)	$1,601,776
25,804,799	Goldman Sachs Financial Square Treasury Instruments Fund, 0.16% (a)	25,804,799
	TOTAL SHORT TERM INVESTMENTS (Cost $27,406,575) (b)	$27,406,575
	TOTAL INVESTMENTS (Cost $28,152,005) - 46.0%	$28,135,250
	Other Assets in Excess of Liabilities - 54.0%	32,983,497
	TOTAL NET ASSETS - 100.0%	$61,118,747

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,406,575.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	185,829	$5,480,144	2.059%	5/16/2016	$(455,598)
UBS Securities LLC	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,479,952	41,453,731	2.059%	1/11/2017	(466,825)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	102,249	2,449,353	2.059%	3/15/2017	83,404
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,337,741	31,930,845	2.061%	3/28/2017	295,185
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	910,047	21,416,490	2.059%	4/19/2017	1,833,726
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	741,943	18,429,864	2.059%	4/28/2017	(614,036)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	257,651	6,363,500	2.059%	5/17/2017	(185,116)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	64,396	1,543,571	2.059%	6/21/2017	(2,753)
			$129,067,498			$487,987

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
39

Direxion Daily Cyber Security & IT Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 42.1%
Money Market Funds - 42.1%
620,522	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$620,522
	TOTAL SHORT TERM INVESTMENTS (Cost $620,522) (b)	$620,522
	TOTAL INVESTMENTS (Cost $620,522) - 42.1%	$620,522
	Other Assets in Excess of Liabilities - 57.9%	852,737
	TOTAL NET ASSETS - 100.0%	$1,473,259

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $620,522.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds ISE Cyber Security ETF	49,986	$1,158,375	3.559%	10/17/2016	$35,542
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	73,922	1,611,973	1.561%	3/28/2017	151,771
			$2,770,348			$187,313

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
40

Direxion Daily Cyber Security & IT Bear 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.3%
Money Market Funds - 57.3%
50,807	Dreyfus Treasury Prime Cash Management Fund, 0.15% (a)	$50,807
1,240,506	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,240,506
	TOTAL SHORT TERM INVESTMENTS (Cost $1,291,313) (b)	$1,291,313
	TOTAL INVESTMENTS (Cost $1,291,313) - 57.3%	$1,291,313
	Other Assets in Excess of Liabilities - 42.7%	963,148
	TOTAL NET ASSETS - 100.0%	$2,254,461

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,291,313.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE Cyber Security Index	120,873	$2,797,997	(5.559%)	2/28/2017	$(90,364)
Bank of America Merrill Lynch	ISE Cyber Security Index	68,738	1,370,839	(2.561%)	3/28/2017	(271,143)
			$4,168,836			$(361,507)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
41

Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
2,536	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$2,536
471,824	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	471,824
	TOTAL SHORT TERM INVESTMENTS (Cost $474,360) (b)	$474,360
	TOTAL INVESTMENTS (Cost $474,360) - 30.0%	$474,360
	Other Assets in Excess of Liabilities - 70.0%	1,109,460
	TOTAL NET ASSETS - 100.0%	$1,583,820

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $474,360.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche X-trackers MSCI Europe UBS Securities LLC	Hedged Equity ETF	106,544	$2,614,756	(0.841%)	10/24/2016	$75,707
Morgan Stanley Deutsche X-trackers MSCI Europe Capital Services	Hedged Equity ETF	19,256	480,495	(1.191%)	11/1/2016	3,750
			$3,095,251			$79,457

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
42

Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 88.8%
Money Market Funds - 88.8%
83,556	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$83,556
587,789	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	587,789
260,164	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.22% (a)	260,164
	TOTAL SHORT TERM INVESTMENTS (Cost $931,509) (b)	$931,509
	TOTAL INVESTMENTS - 88.8% (Cost $931,509)	$931,509
	Other Assets in Excess of Liabilities - 11.2%	117,038
	TOTAL NET ASSETS - 100.0%	$1,048,547

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $931,509.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Deutsche X-trackers MSCI Japan Hedged Equity ETF	23,947	$881,140	(0.841%)	10/20/2016	$(103,564)
Morgan Stanley Capital Services	Deutsche X-trackers MSCI Japan Hedged Equity ETF	14,757	542,430	(1.191%)	10/31/2016	(64,353)
Bank of America Merrill Lynch	Deutsche X-trackers MSCI Japan Hedged Equity ETF	27,036	905,013	(0.839%)	11/25/2016	(47,699)
Bank of America Merrill Lynch	Deutsche X-trackers MSCI Japan Hedged Equity ETF	332	11,141	(0.839%)	4/25/2017	(614)
			$2,339,724			$(216,230)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
43

Direxion Daily Pharmaceutical & Medical Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
1,820,793	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$1,820,793
260,158	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	260,158
	TOTAL SHORT TERM INVESTMENTS (Cost $2,080,951) (b)	$2,080,951
	TOTAL INVESTMENTS (Cost $2,080,951) - 75.6%	$2,080,951
	Other Assets in Excess of Liabilities - 24.4%	670,563
	TOTAL NET ASSETS - 100.0%	$2,751,514

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,080,951.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	826	$5,687,667	(0.891%)	10/17/2016	$(818,631)
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	108	648,628	(0.841%)	10/25/2016	(12,702)
			$6,336,295			$(831,333)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
44

Direxion Daily Pharmaceutical & Medical Bear 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.8%
Money Market Funds - 51.8%
130,988	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$130,988
1,860,641	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,860,641
320,421	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	320,421
	TOTAL SHORT TERM INVESTMENTS (Cost $2,312,050) (b)	$2,312,050
	TOTAL INVESTMENTS (Cost $2,312,050) - 51.8%	$2,312,050
	Other Assets in Excess of Liabilities - 48.2%	2,153,902
	TOTAL NET ASSETS - 100.0%	$4,465,952

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,312,050.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dynamic Pharmaceutical IntellidexSM Index	1,049	$7,249,157	(0.009%)	10/17/2016	$1,024,303
Morgan Stanley Capital Services	Dynamic Pharmaceutical IntellidexSM Index	343	2,041,966	0.241%	10/24/2016	21,641
BNP Paribas	Dynamic Pharmaceutical IntellidexSM Index	121	657,583	(0.059%)	9/19/2017	(58,593)
BNP Paribas	Dynamic Pharmaceutical IntellidexSM Index	3	17,867	(0.059%)	10/18/2017	196
			$9,966,573			$987,547

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
45

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
16,262	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$16,262
1,720,864	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,720,864
	TOTAL SHORT TERM INVESTMENTS (Cost $1,737,126) (b)	$1,737,126
	TOTAL INVESTMENTS (Cost $1,737,126) - 38.6%	$1,737,126
	Other Assets in Excess of Liabilities - 61.4%	2,759,957
	TOTAL NET ASSETS - 100.0%	$4,497,083

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,737,126.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	1,969	$3,765,962	(0.641%)	9/15/2016	$312,029
BNP Paribas	S&P 500® Index	2,127	4,010,116	(0.691%)	4/19/2017	421,486
Bank of America Merrill Lynch	S&P 500® Index	256	531,401	(0.639%)	4/25/2017	(2,517)
BNP Paribas	S&P 500® Index	3	5,772	(0.691%)	7/19/2017	451
			$8,313,251			$731,449

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
46

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 55.0%
9,330	iShares Russell 2000 ETF	$1,048,319
	TOTAL INVESTMENT COMPANIES (Cost $1,034,436)	$1,048,319
SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%
655,607	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$655,607
1,540	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,540
	TOTAL SHORT TERM INVESTMENTS (Cost $657,147) (b)	$657,147
	TOTAL INVESTMENTS (Cost $1,691,583) - 89.5%	$1,705,466
	Other Assets in Excess of Liabilities - 10.5%	200,367
	TOTAL NET ASSETS - 100.0%	$1,905,833

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $657,147.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	16	$18,451	(0.241%)	9/26/2016	$(308)
Citibank N.A.	Russell 2000® Index	2,428	2,506,141	(0.141%)	2/28/2017	249,036
			$2,524,592			$248,728

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
47

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion S&P 500® Volatility Response Shares
Assets:
Investments, at fair value (Note 2)	$156,362,510	$21,810,164	$61,406,699	$7,914,493
Cash and cash equivalents	32,423	—	95,996	3,757,899
Due from investment adviser, net	—	—	—	650
Dividend and interest receivable	215,160	11,403	16,104	583
Prepaid expenses and other assets	17,815	6,704	27,832	2,640
Total Assets	156,627,908	21,828,271	61,546,631	11,676,265
Liabilities:
Payable for Fund shares redeemed	1,031	—	—	—
Payable for investments purchased	—	—	—	742,712
Due to investment adviser, net	44,838	3,363	8,226	—
Accrued expenses and other liabilities	54,962	26,886	37,036	23,304
Total Liabilities	100,831	30,249	45,262	766,016
Net Assets	$156,527,077	$21,798,022	$61,501,369	$10,910,249
Net Assets Consist of:
Capital stock	$150,686,159	$23,684,091	$67,510,285	$11,989,504
Undistributed net investment income	228,124	15,105	20,432	5,229
Accumulated net realized loss	(1,182,295)	(2,508,035)	(859,049)	(1,418,362)
Net unrealized appreciation (depreciation) on: Investment securities	6,795,089	606,861	(5,170,299)	333,878
Net Assets	$156,527,077	$21,798,022	$61,501,369	$10,910,249
Calculation of Net Asset Value Per Share:
Net assets	$156,527,077	$21,798,022	$61,501,369	$10,910,249
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,150,109	900,000	1,000,001	200,001
Net assets value, redemption price and offering price per share	$72.80	$24.22	$61.50	$54.55
Cost of Investments	$149,567,421	$21,203,303	$66,576,998	$7,580,615

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
48

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Zacks MLP High Income Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily Energy Bear 1X Shares	Direxion Daily Financial Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$55,002,885	$23,940,713	$561,224	$561,224
Cash and cash equivalents	—	78,422,077	1,894,713	1,925,675
Due from investment adviser, net	—	—	4,783	4,766
Dividend and interest receivable	76,768	13,787	235	236
Due from brokers for swaps	—	—	—	525
Unrealized appreciation on swaps	—	146,062	—	—
Return of capital receivable	483,452	—	—	—
Prepaid expenses and other assets	10,498	16,470	—	—
Deferred tax asset	425,340	—	—	—
Total Assets	55,998,943	102,539,109	2,460,955	2,492,426
Liabilities:
Unrealized depreciation on swaps	—	5,067,977	187,587	86,702
Due to investment adviser, net	12,614	48,832	—	—
Due to brokers for swaps	—	301,875	—	—
Accrued expenses and other liabilities	42,171	47,702	5,217	5,366
Total Liabilities	54,785	5,466,386	192,804	92,068
Net Assets	$55,944,158	$97,072,723	$2,268,151	$2,400,358
Net Assets Consist of:
Capital stock	$104,296,444	$98,023,860	$2,500,025	$2,500,025
Undistributed (Accumulated) net investment income (loss), net of income taxes	105,682	(472,260)	(465)	(483)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	(45,605,651)	4,443,038	(43,822)	(12,482)
Net unrealized depreciation net of income taxes on: Investment securities	(2,852,317)	—	—	—
Swaps	—	(4,921,915)	(187,587)	(86,702)
Net Assets	$55,944,158	$97,072,723	$2,268,151	$2,400,358
Calculation of Net Asset Value Per Share:
Net assets	$55,944,158	$97,072,723	$2,268,151	$2,400,358
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,100,000	2,200,000	100,001	100,001
Net assets value, redemption price and offering price per share	$18.05	$44.12	$22.68	$24.00
Cost of Investments	$61,184,126	$23,940,713	$561,224	$561,224

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
49

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily S&P Biotech Bear 1X Shares	Direxion Daily Technology Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$2,001,476	$561,224	$950,983
Cash and cash equivalents	5,037,241	1,938,616	2,306,286
Due from investment adviser, net	1,687	4,741	3,209
Dividend and interest receivable	929	237	435
Due from brokers for swaps	—	361	—
Unrealized appreciation on swaps	1,244,126	136,891	—
Prepaid expenses and other assets	11,361	—	587
Total Assets	8,296,820	2,642,070	3,261,500
Liabilities:
Unrealized depreciation on swaps	—	—	62,811
Due to brokers for swaps	1,000,000	—	—
Accrued expenses and other liabilities	14,905	5,369	20,046
Total Liabilities	1,014,905	5,369	82,857
Net Assets	$7,281,915	$2,636,701	$3,178,643
Net Assets Consist of:
Capital stock	$6,204,568	$2,500,025	$5,753,796
Accumulated net investment loss	(10,871)	(510)	(25,692)
Undistributed (Accumulated) net realized gain (loss)	(155,908)	295	(2,486,650)
Net unrealized appreciation (depreciation) on: Swaps	1,244,126	136,891	(62,811)
Net Assets	$7,281,915	$2,636,701	$3,178,643
Calculation of Net Asset Value Per Share:
Net assets	$7,281,915	$2,636,701	$3,178,643
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	100,001	100,001
Net assets value, redemption price and offering price per share	$48.55	$26.37	$31.79
Cost of Investments	$2,001,476	$561,224	$950,983

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
50

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Assets:
Investments, at fair value (Note 2)	$580,701	$252,721	$3,179,771
Cash and cash equivalents	2,227,604	1,260,211	11,070,587
Due from investment adviser, net	5,311	3,558	—
Dividend and interest receivable	372	191	1,797
Prepaid expenses and other assets	34,068	851	1,445
Total Assets	2,848,056	1,517,532	14,253,600
Liabilities:
Unrealized depreciation on swaps	49,090	80,412	680,087
Due to investment adviser, net	—	—	2,084
Due to brokers for swaps	—	—	37,255
Accrued expenses and other liabilities	16,389	22,848	24,114
Total Liabilities	65,479	103,260	743,540
Net Assets	$2,782,577	$1,414,272	$13,510,060
Net Assets Consist of:
Capital stock	$4,935,681	$2,317,411	$17,820,008
Accumulated net investment loss	(14,157)	(11,626)	(105,078)
Accumulated net realized loss	(2,089,857)	(811,101)	(3,524,783)
Net unrealized depreciation on: Swaps	(49,090)	(80,412)	(680,087)
Net Assets	$2,782,577	$1,414,272	$13,510,060
Calculation of Net Asset Value Per Share:
Net assets	$2,782,577	$1,414,272	$13,510,060
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	50,001	650,001
Net assets value, redemption price and offering price per share	$18.55	$28.28	$20.78
Cost of Investments	$580,701	$252,721	$3,179,771

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
51

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
Assets:
Investments, at fair value (Note 2)	$1,209,897	$1,036,631	$4,923,968	$3,584,652
Cash and cash equivalents	43,518	27,865	76,241	105,722
Receivable for Fund shares sold	—	—	1,293,512	1,226,477
Due from investment adviser, net	2,288	2,315	2,112	4,326
Dividend and interest receivable	6	4	9	72
Due from brokers for swaps	115	5,198	772	1
Unrealized appreciation on swaps	27,464	35,802	59,108	—
Prepaid expenses and other assets	1,852	1,818	2,077	1,104
Total Assets	1,285,140	1,109,633	6,357,799	4,922,354
Liabilities:
Payable for investments purchased	—	—	1,192,717	1,247,939
Unrealized depreciation on swaps	—	—	—	5,037
Due to brokers for swaps	—	—	—	1
Accrued expenses and other liabilities	12,735	12,739	13,692	21,458
Total Liabilities	12,735	12,739	1,206,409	1,274,435
Net Assets	$1,272,405	$1,096,894	$5,151,390	$3,647,919
Net Assets Consist of:
Capital stock	$1,281,159	$1,271,026	$5,736,167	$3,774,906
Undistributed (Accumulated) net investment income (loss)	4,752	1,858	(3,286)	(1,524)
Accumulated net realized loss	(45,492)	(114,808)	(679,216)	(119,583)
Net unrealized appreciation (depreciation) on: Investment securities	4,522	(96,984)	38,617	(843)
Swaps	27,464	35,802	59,108	(5,037)
Net Assets	$1,272,405	$1,096,894	$5,151,390	$3,647,919
Calculation of Net Asset Value Per Share:
Net assets	$1,272,405	$1,096,894	$5,151,390	$3,647,919
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,000	50,000	200,000	150,000
Net assets value, redemption price and offering price per share	$25.45	$21.94	$25.76	$24.32
Cost of Investments	$1,205,375	$1,133,615	$4,885,351	$3,585,495

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
52

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily Cyber Security & IT Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$28,135,250	$620,522	$1,291,313
Cash and cash equivalents	34,382,039	777,380	1,327,154
Due from investment adviser, net	—	1,909	1,519
Dividend and interest receivable	8,429	184	359
Due from brokers for swaps	—	188	—
Unrealized appreciation on swaps	2,212,315	187,313	—
Prepaid expenses and other assets	11,401	7,069	7,068
Total Assets	64,749,434	1,594,565	2,627,413
Liabilities:
Unrealized depreciation on swaps	1,724,328	—	361,507
Due to investment adviser, net	42,066	—	—
Due to brokers for swaps	1,850,000	110,009	—
Accrued expenses and other liabilities	14,293	11,297	11,445
Total Liabilities	3,630,687	121,306	372,952
Net Assets	$61,118,747	$1,473,259	$2,254,461
Net Assets Consist of:
Capital stock	$115,614,375	$2,650,891	$1,937,591
Accumulated net investment loss	(265,608)	(9,615)	(11,472)
Undistributed (Accumulated) net realized gain (loss)	(54,701,252)	(1,355,330)	689,849
Net unrealized appreciation (depreciation) on: Investment securities	(16,755)	—	—
Swaps	487,987	187,313	(361,507)
Net Assets	$61,118,747	$1,473,259	$2,254,461
Calculation of Net Asset Value Per Share:
Net assets	$61,118,747	$1,473,259	$2,254,461
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,500,000	50,000	50,000
Net assets value, redemption price and offering price per share	$17.46	$29.47	$45.09
Cost of Investments	$28,152,005	$620,522	$1,291,313

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
53

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Assets:
Investments, at fair value (Note 2)	$474,360	$931,509	$2,080,951	$2,312,050
Cash and cash equivalents	1,028,705	331,665	1,501,233	2,089,515
Due from investment adviser, net	1,921	2,162	1,655	762
Dividend and interest receivable	193	181	494	626
Due from brokers for swaps	1,186	1,010	3,292	—
Unrealized appreciation on swaps	79,457	—	—	1,046,140
Prepaid expenses and other assets	8,348	9,759	7,140	7,137
Total Assets	1,594,170	1,276,286	3,594,765	5,456,230
Liabilities:
Unrealized depreciation on swaps	—	216,230	831,333	58,593
Due to brokers for swaps	65	6,638	29	920,000
Accrued expenses and other liabilities	10,285	4,871	11,889	11,685
Total Liabilities	10,350	227,739	843,251	990,278
Net Assets	$1,583,820	$1,048,547	$2,751,514	$4,465,952
Net Assets Consist of:
Capital stock	$1,855,031	$1,919,421	$3,996,778	$3,999,599
Accumulated net investment loss	(1,952)	(1,030)	(10,337)	(16,776)
Accumulated net realized loss	(348,716)	(653,614)	(403,594)	(504,418)
Net unrealized appreciation (depreciation) on: Swaps	79,457	(216,230)	(831,333)	987,547
Net Assets	$1,583,820	$1,048,547	$2,751,514	$4,465,952
Calculation of Net Asset Value Per Share:
Net assets	$1,583,820	$1,048,547	$2,751,514	$4,465,952
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,000	50,000	100,000	100,000
Net assets value, redemption price and offering price per share	$31.68	$20.97	$27.52	$44.66
Cost of Investments	$474,360	$931,509	$2,080,951	$2,312,050

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
54

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Assets:
Investments, at fair value (Note 2)	$1,737,126	$1,705,466
Cash and cash equivalents	2,772,873	219,821
Due from investment adviser, net	633	3,758
Dividend and interest receivable	700	167
Due from brokers for swaps	267	—
Unrealized appreciation on swaps	733,966	249,036
Prepaid expenses and other assets	968	2,160
Total Assets	5,246,533	2,180,408
Liabilities:
Unrealized depreciation on swaps	2,517	308
Due to brokers for swaps	730,000	250,603
Accrued expenses and other liabilities	16,933	23,664
Total Liabilities	749,450	274,575
Net Assets	$4,497,083	$1,905,833
Net Assets Consist of:
Capital stock	$2,680,205	$1,912,196
Accumulated net investment loss	(18,225)	(4,739)
Undistributed (Accumulated) net realized gain (loss)	1,103,654	(264,235)
Net unrealized appreciation on: Investment securities	—	13,883
Swaps	731,449	248,728
Net Assets	$4,497,083	$1,905,833
Calculation of Net Asset Value Per Share:
Net assets	$4,497,083	$1,905,833
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	133,236	66,644
Net assets value, redemption price and offering price per share	$33.75	$28.60
Cost of Investments	$1,737,126	$1,691,583

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
55

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion iBillionaire Index ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion S&P 500® Volatility Response Shares
Investment Income:
Dividend income	$1,580,582	$160,293	$706,533	$72,195
Interest income	133	83	93	3,238
Total investment income	1,580,715	160,376	706,626	75,433
Expenses:
Investment advisory fees (Note 6)	305,493	50,883	118,448	29,558
Licensing fees	108,620	20,862	23,688	5,255
Administration fees	17,569	2,827	10,230	1,700
Professional fees	15,805	10,498	14,073	11,298
Management service fees (Note 6)	13,578	2,261	7,897	1,314
Custody fees	13,232	1,889	5,526	5,547
Accounting fees	13,177	4,449	7,453	430
Reports to shareholders	8,860	2,457	5,919	1,957
Exchange listing fees	6,293	2,254	3,823	3,368
Transfer agent fees	5,744	3,396	3,973	1,574
Pricing fees	4,303	3,981	4,166	4,261
Insurance fees	1,974	441	1,243	381
Trustees' fees and expenses	1,944	391	1,237	271
Other	1,638	1,008	1,308	910
Total Expenses	518,230	107,597	208,984	67,824
Less: Reimbursement of expenses from Adviser (Note 6)	(76,961)	(34,426)	(70,795)	(31,696)
Less: Investment advisory fees waived (Note 6)	—	—	—	(6,569)
Net Expenses	441,269	73,171	138,189	29,559
Net investment income	1,139,446	87,205	568,437	45,874
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(6,017)	(2,494,429)	(2,350,593)	(127,675)
In-kind redemptions	495,671	(10,925)	2,330,679	114,183
Net realized gain (loss) on investment securities and in-kind redemptions	489,654	(2,505,354)	(19,914)	(13,492)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,632,286	2,283,903	(4,666,537)	(299,401)
Change in net unrealized appreciation (depreciation) on investment securities	2,632,286	2,283,903	(4,666,537)	(299,401)
Net realized and unrealized gain (loss) on investment securities and in-kind redemptions	3,121,940	(221,451)	(4,686,451)	(312,893)
Net increase (decrease) in net assets resulting from operations	$4,261,386	$(134,246)	$(4,118,014)	$(267,019)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
56

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Zacks MLP High Income Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares	Direxion Daily Energy Bear 1X Shares[1]	Direxion Daily Financial Bear 1X Shares[1]
Investment Income:
Dividend income	$386,860	$—	$—	$—
Interest income	298	64,511	235	236
Total investment income	387,158	64,511	235	236
Expenses:
Investment advisory fees (Note 6)	151,031	398,521	544	559
Licensing fees	25,172	33,210	984	984
Professional fees	20,376	17,064	1,854	1,854
Franchise Tax	10,111	—	—	—
Transfer agent fees	6,763	8,940	136	136
Administration fees	6,293	17,260	39	40
Accounting fees	6,201	13,903	43	43
Reports to shareholders	5,983	19,159	334	334
Management service fees (Note 6)	5,034	13,284	31	32
Pricing fees	3,981	3,955	393	393
Custody fees	3,744	6,453	168	169
Exchange listing fees	2,254	2,251	328	328
Insurance fees	1,234	4,268	—	—
Trustees' fees and expenses	933	2,351	20	20
Interest expense	—	5,410	—	—
Offering fees	—	—	1,154	1,154
Other	1,475	4,321	30	30
Total Expenses	250,585	550,350	6,058	6,076
Recoupment of expenses to Adviser (Note 6)	—	1,080	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(77,400)	(14,659)	(5,358)	(5,357)
Net Expenses	173,185	536,771	700	719
Net investment income (loss), before income taxes	213,973	(472,260)	(465)	(483)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(19,757,760)	—	—	—
In-kind redemptions	(4,432,743)	—	—	—
Swaps	—	6,160,712	(43,822)	(12,482)
Futures	—	(1,416,085)	—	—
Net realized gain (loss) on investment securities, in-kind redemptions, swaps and futures	(24,190,503)	4,744,627	(43,822)	(12,482)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,706,916	—	—	—
Swaps	—	(2,405,357)	(187,587)	(86,702)
Futures	—	(53,716)	—	—
Change in net unrealized appreciation (depreciation) on investment securities, swaps and futures	9,706,916	(2,459,073)	(187,587)	(86,702)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and futures	(14,483,587)	2,285,554	(231,409)	(99,184)
Net increase (decrease) in net assets resulting from operations	$(14,269,614)	$1,813,294	$(231,874)	$(99,667)

1  Represents the period from April 7, 2016 (commencement of operations) to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
57

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily S&P Biotech Bear 1X Shares[1]	Direxion Daily Technology Bear 1X Shares[2]	Direxion Daily Total Bond Market Bear 1X Shares
Investment Income:
Interest income	$3,265	$237	$1,802
Total investment income	3,265	237	1,802
Expenses:
Investment advisory fees (Note 6)	10,016	581	7,269
Professional fees	6,067	1,854	8,003
Offering fees	3,593	1,154	—
Pricing fees	2,615	393	4,458
Reports to shareholders	2,342	334	254
Exchange listing fees	1,938	328	2,301
Licensing fees	1,431	984	13,535
Custody fees	1,302	169	701
Interest expense	1,259	—	—
Transfer agent fees	1,103	136	1,159
Administration fees	744	42	419
Management service fees (Note 6)	572	33	323
Accounting fees	557	44	53
Trustees' fees and expenses	91	20	50
Insurance fees	—	—	51
Other	593	30	708
Total Expenses	34,223	6,102	39,284
Less: Reimbursement of expenses from Adviser (Note 6)	(20,087)	(5,355)	(28,785)
Net Expenses	14,136	747	10,499
Net investment loss	(10,871)	(510)	(8,697)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Swaps	(155,908)	295	(44,401)
Net realized gain (loss) on swaps	(155,908)	295	(44,401)
Change in net unrealized appreciation (depreciation) on: Swaps	1,244,126	136,891	(44,299)
Change in net unrealized appreciation (depreciation) on swaps	1,244,126	136,891	(44,299)
Net realized and unrealized gain (loss) on swaps	1,088,218	137,186	(88,700)
Net increase (decrease) in net assets resulting from operations	$1,077,347	$136,676	$(97,397)

1  Represents the period from December 3, 2015 (commencement of operations) to April 30, 2016.

2  Represents the period from April 7, 2016 (commencement of operations) to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
58

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Investment Income:
Interest income	$1,463	$770	$7,327
Total investment income	1,463	770	7,327
Expenses:
Licensing fees	24,863	9,945	9,945
Professional fees	7,826	7,766	8,093
Investment advisory fees (Note 6)	5,336	3,246	31,439
Pricing fees	4,179	3,864	4,458
Exchange listing fees	2,262	2,301	2,301
Transfer agent fees	1,139	1,073	1,912
Custody fees	603	588	1,157
Administration fees	307	187	1,810
Management service fees (Note 6)	237	144	1,397
Reports to shareholders	147	115	1,123
Accounting fees	135	111	1,296
Insurance fees	31	23	233
Trustees' fees and expenses	29	22	218
Other	691	691	807
Total Expenses	47,785	30,076	66,189
Less: Reimbursement of expenses from Adviser (Note 6)	(40,078)	(25,388)	(20,777)
Net Expenses	7,707	4,688	45,412
Net investment loss	(6,244)	(3,918)	(38,085)
Net realized and unrealized loss on investments:
Net realized loss on: Swaps	(166,682)	(22,135)	(737,961)
Net realized loss on swaps	(166,682)	(22,135)	(737,961)
Change in net unrealized appreciation (depreciation) on: Swaps	3,469	(39,790)	(307,797)
Change in net unrealized appreciation (depreciation) on swaps	3,469	(39,790)	(307,797)
Net realized and unrealized loss on swaps	(163,213)	(61,925)	(1,045,758)
Net decrease in net assets resulting from operations	$(169,457)	$(65,843)	$(1,083,843)
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
59

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	Direxion Daily S&P 500® Bull 1.25X Shares	Direxion Daily Small Cap Bull 1.25X Shares
Investment Income:
Dividend income	$12,409	$6,326	$77,042	$5,029
Interest income	33	38	280	356
Total investment income	12,442	6,364	77,322	5,385
Expenses:
Professional fees	4,894	4,892	4,898	4,894
Pricing fees	3,981	3,981	3,981	3,981
Investment advisory fees (Note 6)	2,766	2,283	12,176	2,622
Exchange listing fees	2,252	2,252	2,252	2,252
Transfer agent fees	1,068	1,064	1,440	1,067
Custody fees	471	431	670	540
Licensing fees	184	152	1,082	12,432
Administration fees	159	131	710	151
Management service fees (Note 6)	123	101	541	117
Reports to shareholders	103	89	119	113
Insurance fees	20	17	19	20
Trustees' fees and expenses	20	17	72	21
Accounting fees	—	—	350	—
Excise tax	—	—	2,290	—
Other	570	546	706	570
Total Expenses	16,611	15,956	31,306	28,780
Less: Reimbursement of expenses from Adviser (Note 6)	(13,538)	(13,419)	(15,487)	(25,866)
Less: Investment advisory fees waived (Note 6)	(922)	(761)	(4,059)	(874)
Net Expenses	2,151	1,776	11,760	2,040
Net investment income	10,291	4,588	65,562	3,345
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	—	(20,417)	(479,203)	(162,908)
Swaps	(44,434)	(72,826)	(194,090)	49,445
Net realized loss on investment securities and swaps	(44,434)	(93,243)	(673,293)	(113,463)
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,608)	12,018	25,111	30,335
Swaps	29,351	79,935	52,388	13,548
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(14,257)	91,953	77,499	43,883
Net realized and unrealized loss on investment securities and swaps	(58,691)	(1,290)	(595,794)	(69,580)
Net increase (decrease) in net assets resulting from operations	$(48,400)	$3,298	$(530,232)	$(66,235)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
60

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily Cyber Security & IT Bear 2X Shares
Investment Income:
Interest income	$33,871	$957	$1,255
Total investment income	33,871	957	1,255
Expenses:
Investment advisory fees (Note 6)	234,508	9,782	11,298
Licensing fees	15,634	2,348	2,712
Professional fees	10,200	4,764	4,779
Administration fees	8,087	338	390
Management service fees (Note 6)	6,254	261	301
Accounting fees	6,157	243	277
Transfer agent fees	4,791	1,008	982
Custody fees	4,164	1,313	1,329
Reports to shareholders	4,142	334	350
Pricing fees	3,982	3,155	3,155
Interest expense	2,436	28	102
Exchange listing fees	2,251	2,251	2,251
Trustees' fees and expenses	949	53	55
Insurance fees	875	61	65
Other	1,544	714	720
Total Expenses	305,974	26,653	28,766
Less: Reimbursement of expenses from Adviser (Note 6)	(6,495)	(14,236)	(14,353)
Less: Investment advisory fees waived (Note 6)	—	(1,956)	(2,260)
Net Expenses	299,479	10,461	12,153
Net investment loss	(265,608)	(9,504)	(10,898)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Investment securities	(595,957)	—	—
In-kind redemptions	173,467	—	—
Swaps	(9,706,103)	(1,285,597)	765,832
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(10,128,593)	(1,285,597)	765,832
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,360)	—	—
Swaps	681,179	264,133	(446,673)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	660,819	264,133	(446,673)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(9,467,774)	(1,021,464)	319,159
Net increase (decrease) in net assets resulting from operations	$(9,733,382)	$(1,030,968)	$308,261

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
61

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Investment Income:
Interest income	$633	$669	$1,740	$2,281
Total investment income	633	669	1,740	2,281
Expenses:
Licensing fees	6,465	6,465	4,972	4,972
Investment advisory fees (Note 6)	6,237	5,384	11,279	16,741
Professional fees	4,050	4,081	4,770	4,798
Pricing fees	3,955	3,955	3,155	3,155
Exchange listing fees	2,251	2,251	2,251	2,251
Transfer agent fees	1,082	1,077	1,015	1,045
Custody fees	386	377	1,327	1,390
Administration fees	207	179	389	579
Reports to shareholders	162	150	323	363
Management service fees (Note 6)	160	138	301	446
Accounting fees	47	27	272	412
Trustees' fees and expenses	29	27	51	65
Insurance fees	27	24	59	68
Interest expense	—	—	—	1,200
Other	707	672	695	725
Total Expenses	25,765	24,807	30,859	38,210
Less: Reimbursement of expenses from Adviser (Note 6)	(18,152)	(18,246)	(16,587)	(15,804)
Less: Investment advisory fees waived (Note 6)	(1,202)	(1,036)	(2,241)	(3,349)
Net Expenses	6,411	5,525	12,031	19,057
Net investment loss	(5,778)	(4,856)	(10,291)	(16,776)
Net realized and unrealized loss on investments:
Net realized loss on: Swaps	(34,563)	(148,777)	(229,719)	(301,063)
Net realized loss on swaps	(34,563)	(148,777)	(229,719)	(301,063)
Change in net unrealized appreciation (depreciation) on: Swaps	(186,995)	(451,170)	(341,838)	477,072
Change in net unrealized appreciation (depreciation) on swaps	(186,995)	(451,170)	(341,838)	477,072
Net realized and unrealized gain (loss) on swaps	(221,558)	(599,947)	(571,557)	176,009
Net increase (decrease) in net assets resulting from operations	$(227,336)	$(604,803)	$(581,848)	$159,233

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
62

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Small Cap Bull 2X Shares
Investment Income:
Interest income	$2,919	$812
Total investment income	2,919	812
Expenses:
Investment advisory fees (Note 6)	16,776	4,625
Professional fees	8,451	7,945
Pricing fees	3,981	3,981
Exchange listing fees	2,252	2,252
Licensing fees	2,013	12,432
Transfer agent fees	1,433	1,122
Interest expense	1,013	1
Custody fees	975	585
Reports to shareholders	947	222
Administration fees	865	239
Management service fees (Note 6)	671	185
Accounting fees	263	103
Insurance fees	160	31
Trustees' fees and expenses	153	41
Other	867	643
Total Expenses	40,820	34,407
Less: Reimbursement of expenses from Adviser (Note 6)	(19,676)	(28,856)
Net Expenses	21,144	5,551
Net investment loss	(18,225)	(4,739)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on: Swaps	1,141,647	(327,400)
Net realized gain (loss) on swaps	1,141,647	(327,400)
Change in net unrealized appreciation (depreciation) on: Investment securities	—	13,883
Swaps	(1,275,235)	190,842
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,275,235)	204,725
Net realized and unrealized loss on investment securities and swaps	(133,588)	(122,675)
Net decrease in net assets resulting from operations	$(151,813)	$(127,414)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
63

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion iBillionaire Index ETF
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,139,446	$787,460	$87,205	$157,340
Net realized gain (loss) on investment securities and in-kind redemptions	489,654	(1,676,034)	(2,505,354)	689,358
Change in net unrealized appreciation (depreciation) on investment securities	2,632,286	4,358,426	2,283,903	(1,682,465)
Net increase (decrease) in net assets resulting from operations	4,261,386	3,469,852	(134,246)	(835,767)
Distributions to shareholders:
Net investment income	(973,218)	(704,441)	(118,400)	(128,886)
Net realized gains	—	—	(67,240)	(25,802)
Total distributions	(973,218)	(704,441)	(185,640)	(154,688)
Capital share transactions:
Proceeds from shares sold	42,635,038	102,013,335	—	3,802,500
Cost of shares redeemed	(24,193,546)	—	(4,762,095)	(10,210,165)
Transaction fees	—	(5,337)	—	—
Net increase (decrease) in net assets resulting from capital transactions	18,441,492	102,007,998	(4,762,095)	(6,407,665)
Total increase (decrease) in net assets	21,729,660	104,773,409	(5,081,981)	(7,398,120)
Net assets:
Beginning of period/year	134,797,417	30,024,008	26,880,003	34,278,123
End of period/year	$156,527,077	$134,797,417	$21,798,022	$26,880,003
Undistributed net investment income at end of period/year	$228,124	$61,896	$15,105	$46,300
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,900,109	450,001	1,100,000	1,350,000
Shares sold	600,000	1,450,108	—	150,000
Shares repurchased	(350,000)	—	(200,000)	(400,000)
Shares outstanding, end of period/year	2,150,109	1,900,109	900,000	1,100,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
64

Statements of Changes in Net Assets

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion S&P 500® Volatility Response Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$568,437	$647,457	$45,874	$367,666
Net realized gain (loss) on investment securities and in-kind redemptions	(19,914)	4,291,673	(13,492)	420,866
Change in net unrealized depreciation on investment securities	(4,666,537)	(2,058,897)	(299,401)	(2,324,638)
Net increase (decrease) in net assets resulting from operations	(4,118,014)	2,880,233	(267,019)	(1,536,106)
Distributions to shareholders:
Net investment income	(548,005)	(618,358)	(64,745)	(373,977)
Net realized gains	—	—	—	(418,385)
Total distributions	(548,005)	(618,358)	(64,745)	(792,362)
Capital share transactions:
Proceeds from shares sold	3,289,670	74,052,740	—	14,316,698
Cost of shares redeemed	(21,866,698)	(25,325,167)	(10,928,822)	(13,643,099)
Transaction fees	—	—	551	—
Net increase (decrease) in net assets resulting from capital transactions	(18,577,028)	48,727,573	(10,928,271)	673,599
Total increase (decrease) in net assets	(23,243,047)	50,989,448	(11,260,035)	(1,654,869)
Net assets:
Beginning of period/year	84,744,416	33,754,968	22,170,284	23,825,153
End of period/year	$61,501,369	$84,744,416	$10,910,249	$22,170,284
Undistributed net investment income at end of period/year	$20,432	$—	$5,229	$24,100
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,300,001	550,001	400,001	400,001
Shares sold	50,000	1,150,000	—	250,000
Shares repurchased	(350,000)	(400,000)	(200,000)	(250,000)
Shares outstanding, end of period/year	1,000,001	1,300,001	200,001	400,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
65

Statements of Changes in Net Assets

	Direxion Zacks MLP High Income Shares		Direxion Daily CSI 300 China A Share Bear 1X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period June 15, 2015[1] through October 31, 2015
Operations:
Net investment income (loss)	$213,973	$(54,271)	$(472,260)	$(642,509)
Net realized gain (loss) on investment securities, in-kind redemptions, swaps and futures	(24,190,503)	(22,120,006)	4,744,627	16,884,809
Change in net unrealized appreciation (depreciation) on investment securities, swaps and futures	9,706,916	(12,235,688)	(2,459,073)	(2,462,842)
Net increase (decrease) in net assets resulting from operations	(14,269,614)	(34,409,965)	1,813,294	13,779,458
Distributions to shareholders:
Return of capital	(2,500,000)	(7,595,500)	—	—
Total distributions	(2,500,000)	(7,595,500)	—	—
Capital share transactions:
Proceeds from shares sold	15,093,575	84,129,020	93,362,138	428,661,914
Cost of shares redeemed	(16,875,700)	(21,956,255)	(145,586,865)	(295,897,418)
Transaction fees	—	804	75,364	864,838
Net increase (decrease) in net assets resulting from capital transactions	(1,782,125)	62,173,569	(52,149,363)	133,629,334
Total increase (decrease) in net assets	(18,551,739)	20,168,104	(50,336,069)	147,408,792
Net assets:
Beginning of period/year	74,495,897	54,327,793	147,408,792	—
End of period/year	$55,944,158	$74,495,897	$97,072,723	$147,408,792
Undistributed (Accumulated) net investment income (loss) at end of period/year	$105,682	$(108,291)	$(472,260)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	3,200,000	1,350,000	3,250,000	—
Shares sold	850,000	2,700,000	2,100,000	9,150,000
Shares repurchased	(950,000)	(850,000)	(3,150,000)	(5,900,000)
Shares outstanding, end of period/year	3,100,000	3,200,000	2,200,000	3,250,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
66

Statements of Changes in Net Assets

	Direxion Daily Energy Bear 1X Shares	Direxion Daily Financial Bear 1X Shares
	For the Period April 7, 2016[1] through April 30, 2016 (Unaudited)	For the Period April 7, 2016[1] through April 30, 2016 (Unaudited)
Operations:
Net investment loss	$(465)	$(483)
Net realized loss on swaps	(43,822)	(12,482)
Change in net unrealized depreciation on swaps	(187,587)	(86,702)
Net decrease in net assets resulting from operations	(231,874)	(99,667)
Distributions to shareholders	—	—
Capital share transactions:
Proceeds from shares sold	2,500,025	2,500,025
Cost of shares redeemed	—	—
Net increase in net assets resulting from capital transactions	2,500,025	2,500,025
Total increase in net assets	2,268,151	2,400,358
Net assets:
Beginning of period	—	—
End of period	$2,268,151	$2,400,358
Accumulated net investment loss at end of period	$(465)	$(483)
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	100,001	100,001
Shares repurchased	—	—
Shares outstanding, end of period	100,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
67

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bear 1X Shares	Direxion Daily Technology Bear 1X Shares
	For the Period December 3, 2015[1] through April 30, 2016 (Unaudited)	For the Period April 7, 2016[1] through April 30, 2016 (Unaudited)
Operations:
Net investment loss	$(10,871)	$(510)
Net realized gain (loss) on swaps	(155,908)	295
Change in net unrealized appreciation on swaps	1,244,126	136,891
Net increase in net assets resulting from operations	1,077,347	136,676
Distributions to shareholders	—	—
Capital share transactions:
Proceeds from shares sold	8,778,746	2,500,025
Cost of shares redeemed	(2,574,435)	—
Transaction fees	257	—
Net increase in net assets resulting from capital transactions	6,204,568	2,500,025
Total increase in net assets	7,281,915	2,636,701
Net assets:
Beginning of period	—	—
End of period	$7,281,915	$2,636,701
Accumulated net investment loss at end of period	$(10,871)	$(510)
Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	200,001	100,001
Shares repurchased	(50,000)	—
Shares outstanding, end of period	150,001	100,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
68

Statements of Changes in Net Assets

	Direxion Daily Total Bond Market Bear 1X Shares		Direxion Daily Total Market Bear 1X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(8,697)	$(20,625)	$(6,244)	$(9,656)
Net realized loss on swaps	(44,401)	(155,990)	(166,682)	(130,084)
Change in net unrealized appreciation (depreciation) on swaps	(44,299)	79,734	3,469	37,572
Net decrease in net assets resulting from operations	(97,397)	(96,881)	(169,457)	(102,168)
Distributions to shareholders	—	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	5,136,649	945,425
Cost of shares redeemed	—	—	(4,071,292)	(985,073)
Transaction fees	—	—	407	98
Net increase (decrease) in net assets resulting from capital transactions	—	—	1,065,764	(39,550)
Total increase (decrease) in net assets	(97,397)	(96,881)	896,307	(141,718)
Net assets:
Beginning of period/year	3,276,040	3,372,921	1,886,270	2,027,988
End of period/year	$3,178,643	$3,276,040	$2,782,577	$1,886,270
Accumulated net investment loss at end of period/year	$(25,692)	$(16,995)	$(14,157)	$(7,913)
Changes in shares outstanding
Shares outstanding, beginning of period/year	100,001	100,001	100,001	100,001
Shares sold	—	—	250,000	50,000
Shares repurchased	—	—	(200,000)	(50,000)
Shares outstanding, end of period/year	100,001	100,001	150,001	100,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
69

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bear 1X Shares		Direxion Daily 20+ Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(3,918)	$(9,400)	$(38,085)	$(85,542)
Net realized loss on swaps	(22,135)	(102,194)	(737,961)	(1,208,290)
Change in net unrealized appreciation (depreciation) on swaps	(39,790)	20,815	(307,797)	181,458
Net decrease in net assets resulting from operations	(65,843)	(90,779)	(1,083,843)	(1,112,374)
Distributions to shareholders	—	—	—	—
Capital share transactions:
Proceeds from shares sold	—	—	—	8,227,926
Cost of shares redeemed	—	—	—	(1,134,274)
Transaction fees	—	—	—	113
Net increase in net assets resulting from capital transactions	—	—	—	7,093,765
Total increase (decrease) in net assets	(65,843)	(90,779)	(1,083,843)	5,981,391
Net assets:
Beginning of period/year	1,480,115	1,570,894	14,593,903	8,612,512
End of period/year	$1,414,272	$1,480,115	$13,510,060	$14,593,903
Accumulated net investment loss at end of period/year	$(11,626)	$(7,708)	$(105,078)	$(66,993)
Changes in shares outstanding
Shares outstanding, beginning of period/year	50,001	50,001	650,001	350,001
Shares sold	—	—	—	350,000
Shares repurchased	—	—	—	(50,000)
Shares outstanding, end of period/year	50,001	50,001	650,001	650,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
70

Statements of Changes in Net Assets

	Direxion Daily FTSE Developed Markets Bull 1.25X Shares		Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period January 7, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period January 7, 2015[1] through October 31, 2015
Operations:
Net investment income	$10,291	$20,458	$4,588	$20,380
Net realized gain (loss) on investment securities and swaps	(44,434)	136,269	(93,243)	73,301
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(14,257)	46,243	91,953	(153,135)
Net increase (decrease) in net assets resulting from operations	(48,400)	202,970	3,298	(59,454)
Distributions to shareholders:
Net investment income	(22,592)	—	(23,428)	—
Total distributions	(22,592)	—	(23,428)	—
Capital share transactions:
Proceeds from shares sold	—	2,500,000	—	2,500,000
Cost of shares redeemed	—	(1,359,641)	—	(1,323,588)
Transaction fees	—	68	—	66
Net increase in net assets resulting from capital transactions	—	1,140,427	—	1,176,478
Total increase (decrease) in net assets	(70,992)	1,343,397	(20,130)	1,117,024
Net assets:
Beginning of period/year	1,343,397	—	1,117,024	—
End of period/year	$1,272,405	$1,343,397	$1,096,894	$1,117,024
Undistributed net investment income at end of period/year	$4,752	$17,053	$1,858	$20,698
Changes in shares outstanding
Shares outstanding, beginning of period/year	50,000	—	50,000	—
Shares sold	—	100,000	—	100,000
Shares repurchased	—	(50,000)	—	(50,000)
Shares outstanding, end of period/year	50,000	50,000	50,000	50,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
71

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 1.25X Shares		Direxion Daily Small Cap Bull 1.25X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period January 7, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period January 7, 2015[1] through October 31, 2015
Operations:
Net investment income	$65,562	$19,026	$3,345	$8,219
Net realized gain (loss) on investment securities and swaps	(673,293)	184,580	(113,463)	250,277
Change in net unrealized appreciation (depreciation) on investment securities and swaps	77,499	20,226	43,883	(49,763)
Net increase (decrease) in net assets resulting from operations	(530,232)	223,832	(66,235)	208,733
Distributions to shareholders:
Net investment income	(68,848)	(14,773)	(4,869)	—
Total distributions	(68,848)	(14,773)	(4,869)	—
Capital share transactions:
Proceeds from shares sold	12,893,315	3,793,280	2,460,477	3,795,156
Cost of shares redeemed	(8,466,648)	(2,679,517)	—	(2,745,480)
Transaction fees	847	134	—	137
Net increase in net assets resulting from capital transactions	4,427,514	1,113,897	2,460,477	1,049,813
Total increase in net assets	3,828,434	1,322,956	2,389,373	1,258,546
Net assets:
Beginning of period/year	1,322,956	—	1,258,546	—
End of period/year	$5,151,390	$1,322,956	$3,647,919	$1,258,546
Accumulated net investment loss at end of period/year	$(3,286)	$—	$(1,524)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	50,000	—	50,000	—
Shares sold	500,000	150,000	100,000	150,000
Shares repurchased	(350,000)	(100,000)	—	(100,000)
Shares outstanding, end of period/year	200,000	50,000	150,000	50,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
72

Statements of Changes in Net Assets

	Direxion Daily CSI 300 China A Share Bull 2X Shares		Direxion Daily Cyber Security & IT Bull 2X Shares		Direxion Daily Cyber Security & IT Bear 2X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period April 16, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period September 16, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period September 16, 2015[1] through October 31, 2015
Operations:
Net investment loss	$(265,608)	$(266,967)	$(9,504)	$(3,672)	$(10,898)	$(4,135)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(10,128,593)	(44,646,291)	(1,285,597)	(69,733)	765,832	(75,983)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	660,819	(189,587)	264,133	(76,820)	(446,673)	85,166
Net increase (decrease) in net assets resulting from operations	(9,733,382)	(45,102,845)	(1,030,968)	(150,225)	308,261	5,048
Distributions to shareholders	—	—	—	—	—	—
Capital share transactions:
Proceeds from shares sold	52,910,752	231,452,330	—	4,000,000	—	4,000,000
Cost of shares redeemed	(45,035,226)	(123,507,575)	(1,345,817)	—	(2,059,260)	—
Transaction fees	8,314	126,379	269	—	412	—
Net increase (decrease) in net assets resulting from capital transactions	7,883,840	108,071,134	(1,345,548)	4,000,000	(2,058,848)	4,000,000
Total increase (decrease) in net assets	(1,849,542)	62,968,289	(2,376,516)	3,849,775	(1,750,587)	4,005,048
Net assets:
Beginning of period	62,968,289	—	3,849,775	—	4,005,048	—
End of period	$61,118,747	$62,968,289	$1,473,259	$3,849,775	$2,254,461	$4,005,048
Accumulated net investment loss at end of period	$(265,608)	$—	$(9,615)	$(111)	$(11,472)	$(574)
Changes in shares outstanding
Shares outstanding, beginning of period	2,900,000	—	100,000	—	100,000	—
Shares sold	3,050,000	7,500,000	—	100,000	—	100,000
Shares repurchased	(2,450,000)	(4,600,000)	(50,000)	—	(50,000)	—
Shares outstanding, end of period	3,500,000	2,900,000	50,000	100,000	50,000	100,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
73

Statements of Changes in Net Assets

	Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares		Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period June 10, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period June 10, 2015[1] through October 31, 2015
Operations:
Net investment income (loss)	$(5,778)	$33,141	$(4,856)	$21,975
Net realized loss on swaps	(34,563)	(314,153)	(148,777)	(504,837)
Change in net unrealized appreciation (depreciation) on swaps	(186,995)	266,452	(451,170)	234,940
Net decrease in net assets resulting from operations	(227,336)	(14,560)	(604,803)	(247,922)
Distributions to shareholders:
Net investment income	(43,081)	—	(31,915)	—
Total distributions	(43,081)	—	(31,915)	—
Capital share transactions:
Proceeds from shares sold	—	4,000,000	—	4,000,000
Cost of shares redeemed	—	(2,131,629)	—	(2,067,227)
Transaction fees	—	426	—	414
Net increase in net assets resulting from capital transactions	—	1,868,797	—	1,933,187
Total increase (decrease) in net assets	(270,417)	1,854,237	(636,718)	1,685,265
Net assets:
Beginning of period	1,854,237	—	1,685,265	—
End of period	$1,583,820	$1,854,237	$1,048,547	$1,685,265
Undistributed (Accumulated) net investment income (loss) at end of period	$(1,952)	$46,907	$(1,030)	$35,741
Changes in shares outstanding
Shares outstanding, beginning of period	50,000	—	50,000	—
Shares sold	—	100,000	—	100,000
Shares repurchased	—	(50,000)	—	(50,000)
Shares outstanding, end of period	50,000	50,000	50,000	50,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
74

Statements of Changes in Net Assets

	Direxion Daily Pharmaceutical & Medical Bull 2X Shares		Direxion Daily Pharmaceutical & Medical Bear 2X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period September 16, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period September 16, 2015[1] through October 31, 2015
Operations:
Net investment loss	$(10,291)	$(3,268)	$(16,776)	$(4,553)
Net realized loss on swaps	(229,719)	(173,875)	(301,063)	(49,340)
Change in net unrealized appreciation (depreciation) on swaps	(341,838)	(489,495)	477,072	510,475
Net increase (decrease) in net assets resulting from operations	(581,848)	(666,638)	159,233	456,582
Distributions to shareholders:
Net realized gains	—	—	(149,863)	—
Total distributions	—	—	(149,863)	—
Capital share transactions:
Proceeds from shares sold	—	4,000,000	—	4,000,000
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital transactions	—	4,000,000	—	4,000,000
Total increase (decrease) in net assets	(581,848)	3,333,362	9,370	4,456,582
Net assets:
Beginning of period	3,333,362	—	4,456,582	—
End of period	$2,751,514	$3,333,362	$4,465,952	$4,456,582
Accumulated net investment loss at end of period	$(10,337)	$(46)	$(16,776)	$—
Changes in shares outstanding
Shares outstanding, beginning of period	100,000	—	100,000	—
Shares sold	—	100,000	—	100,000
Shares repurchased	—	—	—	—
Shares outstanding, end of period	100,000	100,000	100,000	100,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
75

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 2X Shares		Direxion Daily Small Cap Bull 2X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(18,225)	$(110,784)	$(4,739)	$(28,916)
Net realized gain (loss) on swaps	1,141,647	2,096,875	(327,400)	1,520,047
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,275,235)	(179,029)	204,725	(476,920)
Net increase (decrease) in net assets resulting from operations	(151,813)	1,807,062	(127,414)	1,014,211
Distributions to shareholders:
Net investment income	—	(167,345)	—	—
Net realized gains	—	(319,823)	—	(26,561)
Total distributions	—	(487,168)	—	(26,561)
Capital share transactions:
Proceeds from shares sold	1,395,537	—	—	17,098,590
Cost of shares redeemed	(8,142,530)	(21,265,065)	—	(20,286,636)
Transaction fees	1,629	3,348	—	3,329
Net decrease in net assets resulting from capital transactions	(6,745,364)	(21,261,717)	—	(3,184,717)
Total decrease in net assets	(6,897,177)	(19,941,823)	(127,414)	(2,197,067)
Net assets:
Beginning of period/year	11,394,260	31,336,083	2,033,247	4,230,314
End of period/year	$4,497,083	$11,394,260	$1,905,833	$2,033,247
Accumulated net investment loss at end of period/year	$(18,225)	$—	$(4,739)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	333,236	933,333	66,644	133,333
Shares sold	50,000	—	—	550,000
Shares repurchased	(250,000)	(600,097)	—	(616,689)
Shares outstanding, end of period/year	133,236	333,236	66,644	66,644

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
76

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion All Cap Insider Sentiment Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$70.94	$0.58	$0.58	$1.79	$2.37	$(0.51)	$—	$—	$(0.51)	$72.80	3.36%	$156,527	0.65%	0.76%	1.68%	0.65%	0.76%	1.68%	426%
For the Year Ended October 31, 2015	$66.72	0.68	0.68	4.09	4.77	(0.55)	—	—	(0.55)	$70.94	7.16%	$134,797	0.65%	0.78%	0.97%	0.65%	0.78%	0.97%	827%
For the Year Ended October 31, 2014	$55.45	0.81	0.82	11.12	11.93	(0.66)	—	—	(0.66)	$66.72	21.60%	$30,024	0.66%	0.91%	1.33%	0.65%	0.91%	1.34%	835%
For the Year Ended October 31, 2013	$44.40	0.88	0.88	12.51	13.39	(0.80)	(1.54)	—	(2.34)	$55.45	31.35%	$5,545	0.65%	1.69%	1.77%	0.65%	1.69%	1.77%	920%
For the Period December 8, 2011[7] through October 31, 2012	$40.00	0.28	0.28	4.48	4.76	(0.36)	—	—	(0.36)	$44.40	11.94%	$4,440	0.65%	2.20%	0.72%	0.65%	2.19%	0.72%	620%
Direxion iBillionaire Index ETF
For the Six Months Ended April 30, 2016 (Unaudited)	$24.44	0.09	0.09	(0.12)	(0.03)	(0.12)	(0.07)	—	(0.19)	$24.22	(0.13)%	$21,798	0.65%	0.95%	0.77%	0.65%	0.95%	0.77%	57%
For the Year Ended October 31, 2015	$25.39	0.12	0.12	(0.95)	(0.83)	(0.10)	(0.02)	—	(0.12)	$24.44	(3.31)%	$26,880	0.65%	1.02%	0.46%	0.65%	1.02%	0.46%	162%
For the Period August 1, 2014[7] through October 31, 2014	$25.00	0.04	0.04	0.39	0.43	(0.04)	—	—	(0.04)	$25.39	1.71%	$34,278	0.65%	1.13%	0.67%	0.65%	1.13%	0.67%	18%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$65.19	0.45	0.45	(3.70)	(3.25)	(0.44)	—	—	(0.44)	$61.50	(5.00)%	$61,501	0.35%	0.53%	1.44%	0.35%	0.53%	1.44%	23%
For the Year Ended October 31, 2015	$61.37	0.59	0.59	3.80	4.39	(0.57)	—	—	(0.57)	$65.19	7.16%	$84,744	0.35%	0.52%	0.91%	0.35%	0.52%	0.91%	50%
For the Year Ended October 31, 2014	$51.15	0.65	0.65	10.21	10.86	(0.64)	—	—	(0.64)	$61.37	21.35%	$33,755	0.35%	0.62%	1.16%	0.35%	0.61%	1.17%	80%
For the Year Ended October 31, 2013	$37.20	0.38	0.38	13.95	14.33	(0.38)	—	—	(0.38)	$51.15	38.72%	$7,672	0.35%	1.58%	0.84%	0.35%	1.58%	0.84%	34%
For the Period March 21, 2012[7] through October 31, 2012	$40.00	0.28	0.28	(2.76)	(2.48)	(0.32)	—	—	(0.32)	$37.20	(6.24)%	$1,860	0.35%	2.88%	1.21%	0.35%	2.88%	1.21%	17%
Direxion S&P 500® Volatility Response Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$55.43	0.19	0.19	(0.81)	(0.62)	(0.26)	—	—	(0.26)	$54.55	(1.12)%	$10,910	0.45%	1.03%	0.70%	0.45%	1.03%	0.70%	73%
For the Year Ended October 31, 2015	$59.56	0.73	0.73	(3.02)	(2.29)	(0.79)	(1.05)	—	(1.84)	$55.43	(3.99)%	$22,170	0.45%	1.10%	1.25%	0.45%	1.10%	1.25%	217%
For the Year Ended October 31, 2014	$52.90	0.85	0.86	6.64	7.49	(0.71)	(0.12)	—	(0.83)	$59.56	14.21%	$23,825	0.47%	0.90%	1.50%	0.45%	0.88%	1.52%	145%
For the Year Ended October 31, 2013	$42.66	0.84	0.84	10.15	10.99	(0.75)	—	—	(0.75)	$52.90	25.95%	$5,290	0.45%	1.78%	1.77%	0.45%	1.78%	1.77%	133%
For the Period January 11, 2012[7] through October 31, 2012	$40.00	0.20	0.20	2.80	3.00	(0.33)	—	(0.01)	(0.34)	$42.66	7.50%	$2,133	0.45%	4.93%	0.61%	0.45%	4.93%	0.61%	238%
Direxion Zacks MLP High Income Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$23.28	0.07	0.07	(4.50)	(4.43)	(0.80)	—	(0.80)	(0.80)	$18.05	(18.61)%	$55,944	0.69%	1.00%	0.85%	0.65%	0.96%	0.89%	86%
For the Year Ended October 31, 2015	$40.24	(0.02)	0.02	(14.03)	(14.05)	—	—	(2.91)	(2.91)	$23.28	(36.20)%	$74,496	0.65%[8]	0.89%	0.07%	0.65%	0.89%	0.07%	171%
For the Period January 23, 2014[7] through October 31, 2014	$40.00	(0.08)	(0.14)	2.39	2.31	—	—	(2.07)	(2.07)	$40.24	5.73%	$54,328	0.65%[8]	1.23%	(0.43)%	0.65%	1.23%	(0.43)%	92%
Direxion Daily CSI 300 China A Share Bear 1X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$45.36	(0.16)	(0.16)	(1.08)	(1.24)	—	—	—	—	$44.12	(2.73)%	$97,073	0.81%	0.83%	(0.71)%	0.80%	0.82%	(0.70)%	0%
For the Period June 15, 2015[7] through October 31, 2015	$40.00	(0.14)	(0.14)	5.50	5.36	—	—	—	—	$45.36	13.40%	$147,409	0.80%	0.84%	(0.76)%	0.80%	0.83%	(0.76)%	0%
Direxion Daily Energy Bear 1X Shares
For the Period April 7, 2016[7] through April 30, 2016 (Unaudited)	$25.00	(0.01)	(0.01)	(2.31)	(2.32)	—	—	—	—	$22.68	(9.28)%	$2,268	0.45%	3.90%	(0.30)%	0.45%	3.90%	(0.30)%	0%
Direxion Daily Financial Bear 1X Shares
For the Period April 7, 2016[7] through April 30, 2016 (Unaudited)	$25.00	0.00[9]	0.00[9]	(1.00)	(1.00)	—	—	—	—	$24.00	(4.00)%	$2,400	0.45%	3.80%	(0.30)%	0.45%	3.80%	(0.30)%	0%
Direxion Daily S&P Biotech Bear 1X Shares
For the Period December 3, 2015[7] through April 30, 2016 (Unaudited)	$40.00	(0.08)	(0.09)	8.63	8.55	—	—	—	—	$48.55	21.38%	$7,282	0.49%	1.19%	(0.38)%	0.45%	1.15%	(0.34)%	0%
Direxion Daily Technology Bear 1X Shares
For the Period April 7, 2016[7] through April 30, 2016 (Unaudited)	$25.00	(0.01)	(0.01)	1.38	1.37	—	—	—	—	$26.37	5.48%	$2,637	0.45%	3.67%	(0.31)%	0.45%	3.67%	(0.31)%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$32.76	(0.09)	(0.09)	(0.88)	(0.97)	—	—	—	—	$31.79	(2.96)%	$3,179	0.65%	2.43%	(0.54)%	0.65%	2.43%	(0.54)%	0%
For the Year Ended October 31, 2015	$33.73	(0.21)	(0.21)	(0.76)	(0.97)	—	—	—	—	$32.76	(2.88)%	$3,276	0.65%	2.34%	(0.62)%	0.65%	2.34%	(0.62)%	0%
For the Year Ended October 31, 2014	$35.52	(0.22)	(0.22)	(1.57)	(1.79)	—	—	—	—	$33.73	(5.04)%	$3,373	0.65%	1.25%	(0.65)%	0.65%	1.25%	(0.65)%	0%
For the Year Ended October 31, 2013	$35.48	(0.23)	(0.23)	0.27	0.04	—	—	—	—	$35.52	0.11%	$8,879	0.65%	1.53%	(0.65)%	0.65%	1.53%	(0.65)%	0%
For the Year Ended October 31, 2012	$37.48	(0.24)	(0.24)	(1.76)	(2.00)	—	—	—	—	$35.48	(5.34)%	$8,869	0.65%	0.92%	(0.65)%	0.65%	0.92%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	—	$37.48	(6.30)%	$43,100	0.65%	1.09%	(0.64)%	0.65%	1.09%	(0.64)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
77

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion Daily Total Market Bear 1X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$18.86	$(0.05)	$(0.05)	$(0.26)	$(0.31)	$—	$—	$—	$—	$18.55	(1.64)%	$2,783	0.65%	4.03%	(0.53)%	0.65%	4.03%	(0.53)%	0%
For the Year Ended October 31, 2015	$20.28	(0.12)	(0.12)	(1.30)	(1.42)	—	—	—	—	$18.86	(7.00)%	$1,886	0.65%	5.30%	(0.62)%	0.65%	5.30%	(0.62)%	0%
For the Year Ended October 31, 2014	$23.98	(0.14)	(0.14)	(3.56)	(3.70)	—	—	—	—	$20.28	(15.43)%	$2,028	0.65%	6.92%	(0.64)%	0.65%	6.92%	(0.64)%	0%
For the Year Ended October 31, 2013	$31.64	(0.18)	(0.18)	(7.48)	(7.66)	—	—	—	—	$23.98	(24.21)%	$1,199	0.65%	4.44%	(0.65)%	0.65%	4.44%	(0.65)%	0%
For the Year Ended October 31, 2012	$39.48	(0.22)	(0.22)	(5.62)	(5.84)	—	(2.00)	—	(2.00)	$31.64	(15.64)%	$4,747	0.65%	3.04%	(0.65)%	0.65%	3.04%	(0.65)%	0%
For the Period June 15, 2011[7] through October 31, 2011	$40.00	(0.10)	(0.10)	(0.42)	(0.52)	—	—	—	—	$39.48	(1.30)%	$3,948	0.65%	3.70%	(0.64)%	0.65%	3.70%	(0.64)%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$29.60	(0.08)	(0.08)	(1.24)	(1.32)	—	—	—	—	$28.28	(4.46)%	$1,414	0.65%	4.17%	(0.54)%	0.65%	4.17%	(0.54)%	0%
For the Year Ended October 31, 2015	$31.42	(0.19)	(0.19)	(1.63)	(1.82)	—	—	—	—	$29.60	(5.79)%	$1,480	0.65%	3.24%	(0.62)%	0.65%	3.24%	(0.62)%	0%
For the Year Ended October 31, 2014	$33.38	(0.21)	(0.21)	(1.75)	(1.96)	—	—	—	—	$31.42	(5.87)%	$1,571	0.65%	3.85%	(0.65)%	0.65%	3.85%	(0.65)%	0%
For the Year Ended October 31, 2013	$32.80	(0.22)	(0.22)	0.80	0.58	—	—	—	—	$33.38	1.77%	$1,669	0.65%	4.34%	(0.65)%	0.65%	4.34%	(0.65)%	0%
For the Year Ended October 31, 2012	$35.36	(0.22)	(0.22)	(2.34)	(2.56)	—	—	—	—	$32.80	(7.24)%	$1,640	0.65%	2.76%	(0.65)%	0.65%	2.76%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	—	$35.36	(11.60)%	$3,536	0.65%	3.17%	(0.61)%	0.65%	3.17%	(0.61)%	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$22.45	(0.06)	(0.06)	(1.61)	(1.67)	—	—	—	—	$20.78	(7.44)%	$13,510	0.65%	0.95%	(0.55)%	0.65%	0.95%	(0.55)%	0%
For the Year Ended October 31, 2015	$24.61	(0.14)	(0.14)	(2.02)	(2.16)	—	—	—	—	$22.45	(8.78)%	$14,594	0.65%	0.95%	(0.62)%	0.65%	0.95%	(0.62)%	0%
For the Year Ended October 31, 2014	$28.83	(0.18)	(0.18)	(4.04)	(4.22)	—	—	—	—	$24.61	(14.64)%	$8,613	0.65%	1.21%	(0.65)%	0.65%	1.21%	(0.65)%	0%
For the Year Ended October 31, 2013	$26.63	(0.18)	(0.18)	2.38	2.20	—	—	—	—	$28.83	8.26%	$8,648	0.65%	1.59%	(0.65)%	0.65%	1.59%	(0.65)%	0%
For the Year Ended October 31, 2012	$30.24	(0.18)	(0.18)	(3.43)	(3.61)	—	—	—	—	$26.63	(11.94)%	$2,663	0.65%	2.55%	(0.65)%	0.65%	2.55%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	—	$30.24	(24.40)%	$3,024	0.65%	3.29%	(0.61)%	0.65%	3.29%	(0.61)%	0%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$26.87	0.21	0.21	(1.18)	(0.97)	(0.45)	—	—	(0.45)	$25.45	(3.60)%	$1,272	0.35%	2.70%	1.67%	0.35%	2.70%	1.67%	0%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.37	0.37	1.50	1.87	—	—	—	—	$26.87	7.48%	$1,343	0.42%	3.58%	1.61%	0.42%	3.58%	1.61%	0%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$22.34	0.09	0.09	(0.02)	0.07	(0.47)	—	—	(0.47)	$21.94	0.46%	$1,097	0.35%	3.14%	0.90%	0.35%	3.14%	0.90%	6%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.37	0.37	(3.03)	(2.66)	—	—	—	—	$22.34	(10.64)%	$1,117	0.42%	3.79%	1.72%	0.42%	3.79%	1.72%	0%
Direxion Daily S&P 500® Bull 1.25X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$26.46	0.30	0.31	(0.31)	(0.01)	(0.69)	—	—	(0.69)	$25.76	(0.02)%	$5,151	0.44%	1.16%	2.42%	0.35%	1.07%	2.51%	27%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.20	0.20	1.36	1.56	(0.10)	—	—	(0.10)	$26.46	6.23%	$1,323	0.43%	2.34%	0.91%	0.43%	2.34%	0.91%	0%
Direxion Daily Small Cap Bull 1.25X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$25.17	0.07	0.07	(0.82)	(0.75)	(0.10)	—	—	(0.10)	$24.32	(2.99)%	$3,648	0.35%	4.94%	0.57%	0.35%	4.94%	0.57%	91%
For the Period January 7, 2015[7] through October 31, 2015	$25.00	0.10	0.10	0.07	0.17	—	—	—	—	$25.17	0.68%	$1,259	0.43%	4.38%	0.46%	0.43%	4.38%	0.46%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$21.71	(0.08)	(0.08)	(4.17)	(4.25)	—	—	—	—	$17.46	(19.58)%	$61,119	0.96%	0.98%	(0.85)%	0.95%	0.97%	(0.84)%	1,236%
For the Period April 16, 2015[7] through October 31, 2015	$40.00	(0.13)	(0.13)	(18.16)	(18.29)	—	—	—	—	$21.71	(45.73)%	$62,968	0.95%	1.09%	(0.93)%	0.95%	1.09%	(0.92)%	1,592%
Direxion Daily Cyber Security & IT Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$38.50	(0.11)	(0.11)	(8.92)	(9.03)	—	—	—	—	$29.47	(23.45)%	$1,473	0.80%	2.04%	(0.73)%	0.80%	2.04%	(0.73)%	0%
For the Period September 16, 2015[7] through October 31, 2015	$40.00	(0.04)	(0.04)	(1.46)	(1.50)	—	—	—	—	$38.50	(3.75)%	$3,850	0.80%	5.78%	(0.78)%	0.80%	5.78%	(0.78)%	0%
Direxion Daily Cyber Security & IT Bear 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$40.05	(0.17)	(0.17)	5.21	5.04	—	—	—	—	$45.09	12.58%	$2,254	0.81%	1.91%	(0.72)%	0.80%	1.90%	(0.72)%	0%
For the Period September 16, 2015[7] through October 31, 2015	$40.00	(0.04)	(0.04)	0.09	0.05	—	—	—	—	$40.05	0.13%	$4,005	0.80%	5.24%	(0.78)%	0.80%	5.24%	(0.78)%	0%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement[4]	Net Expenses[2,4,5]	Total Expenses[2,4]	Net Investment Income (Loss) after Expense Reimbursement[2,4]	Portfolio Turnover Rate[6]
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$37.08	$(0.12)	$(0.12)	$(4.42)	$(4.54)	$(0.86)	$—	$—	$(0.86)	$31.68	(12.35)%	$1,584	0.80%	3.22%	(0.72)%	0.80%	3.22%	(0.72)%	0%
For the Period June 10, 2015[7] through October 31, 2015	$40.00	0.47	0.47	(3.39)	(2.92)	—	—	—	—	$37.08	(7.30)%	$1,854	0.93%	4.38%	3.09%	0.93%	4.38%	3.09%	181%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$33.71	(0.10)	(0.10)	(12.00)	(12.10)	(0.64)	—	—	(0.64)	$20.97	(36.56)%	$1,049	0.80%	3.59%	(0.70)%	0.80%	3.59%	(0.70)%	0%
For the Period June 10, 2015[7] through October 31, 2015	$40.00	0.32	0.32	(6.61)	(6.29)	—	—	—	—	$33.71	(15.73)%	$1,685	0.93%	4.54%	2.14%	0.93%	4.54%	2.14%	175%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$33.33	(0.10)	(0.10)	(5.71)	(5.81)	—	—	—	—	$27.52	(17.43)%	$2,752	0.80%	2.05%	(0.68)%	0.80%	2.05%	(0.68)%	0%
For the Period September 16, 2015[7] through October 31, 2015	$40.00	(0.03)	(0.03)	(6.64)	(6.67)	—	—	—	—	$33.33	(16.68)%	$3,333	0.80%	6.74%	(0.78)%	0.80%	6.74%	(0.78)%	300%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$44.57	(0.17)	(0.18)	1.76	1.59	—	(1.50)	—	(1.50)	$44.66	4.09%	$4,466	0.85%	1.71%	(0.75)%	0.80%	1.66%	(0.70)%	0%
For the Period September 16, 2015[7] through October 31, 2015	$40.00	(0.05)	(0.05)	4.62	4.57	—	—	—	—	$44.57	11.43%	$4,457	0.80%	5.07%	(0.78)%	0.80%	5.07%	(0.78)%	0%
Direxion Daily S&P 500® Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$34.19	(0.09)	(0.08)	(0.35)	(0.44)	—	—	—	—	$33.75	(1.29)%	$4,497	0.63%	1.22%	(0.54)%	0.60%	1.19%	(0.51)%	0%
For the Year Ended October 31, 2015	$33.58	(0.21)	(0.21)	2.28	2.07	(0.50)	(0.96)	—	(1.46)	$34.19	6.81%	$11,394	0.60%	0.92%	(0.59)%	0.60%	0.92%	(0.59)%	208%
For the Period May 28, 2014[7] through October 31, 2014	$30.00	0.18	0.18	3.40	3.58	—	—	—	—	$33.58	11.92%	$31,336	0.60%	0.93%	1.34%	0.60%	0.93%	1.34%	91%
Direxion Daily Small Cap Bull 2X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$30.51	(0.07)	(0.07)	(1.84)	(1.91)	—	—	—	—	$28.60	(6.26)%	$1,906	0.60%	3.72%	(0.51)%	0.60%	3.72%	(0.51)%	0%
For the Year Ended October 31, 2015	$31.73	(0.17)	(0.16)	(0.65)	(0.82)	—	(0.40)	—	(0.40)	$30.51	(2.54)%	$2,033	0.61%	1.52%	(0.49)%	0.60%	1.51%	(0.48)%	289%
For the Period July 29, 2014[7] through October 31, 2014	$30.00	(0.05)	(0.05)	1.78	1.73	—	—	—	—	$31.73	5.76%	$4,230	0.60%	2.86%	(0.60)%	0.60%	2.86%	(0.60)%	503%

1  Net investment income (loss) per share represents net investment income dividend by the daily average shares of beneficial interest outstanding throughout each period.

2  Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

3  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

4  For periods less than a year, these ratios are annualized.

5  Net expenses include effects of any reimbursement or recoupment.

6  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

7  Commencement of investment operations.

8  This ratio excludes deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio for the years ended October 31, 2014 and 2015 would be 7.63% and 0.39%, respectively.

9  Between $(0.005) and $0.00.

The accompanying notes are an integral part of these financial statements.

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Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 78 separate series (each, a "Fund" and together the "Funds"). 27 of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily CSI 300 China A Share Bear 1X Shares
Direxion iBillionaire Index ETF	Direxion Daily Energy Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily Financial Bear 1X Shares
Direxion S&P 500® Volatility Response Shares	Direxion Daily S&P Biotech Bear 1X Shares
Direxion Zacks MLP High Income Shares	Direxion Daily Technology Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares
Direxion Daily Total Market Bear 1X Shares
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Bull Funds
Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
Direxion Daily S&P 500® Bull 1.25X Shares
Direxion Daily Small Cap Bull 1.25X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares
Direxion Daily Cyber Security & IT Bull 2X Shares	Direxion Daily Cyber Security & IT Bear 2X Shares
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Direxion Daily S&P 500® Bull 2X Shares
Direxion Daily Small Cap Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

Each Fund's investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 125% or 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion iBillionaire Index ETF	iBillionaire Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion S&P 500® Volatility Response Shares	S&P 500® Volatility Response Index	100%
Direxion Zacks MLP High Income Shares	Zacks MLP Index	100%
Direxion Daily CSI 300 China A Share Bear 1X Shares	CSI 300 Index	-100%
Direxion Daily Energy Bear 1X Shares	Energy Select Sector Index	-100%
Direxion Daily Financial Bear 1X Shares	Financials Select Sector Index	-100%
Direxion Daily S&P Biotech Bear 1X Shares	S&P Biotechnology Select Industry Index	-100%

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Funds	Index or Benchmark	Daily Target
Direxion Daily Technology Bear 1X Shares	Technology Select Sector Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%
Direxion Daily Total Market Bear 1X Shares	MSCI U.S. Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index(a)	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index(b)	-100%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	FTSE Developed ex North America Index	125%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	FTSE Emerging Index	125%
Direxion Daily S&P 500® Bull 1.25X Shares	S&P 500® Index	125%
Direxion Daily Small Cap Bull 1.25X Shares	Russell 2000® Index	125%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily Cyber Security & IT Bull 2X Shares		200%
Direxion Daily Cyber Security & IT Bear 2X Shares	ISE Cyber Security® Index	-200%
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	MSCI Europe U.S. Dollar Hedged Index	200%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	MSCI Japan U.S. Dollar Hedged Index	200%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares		200%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	Dynamic Pharmaceutical IntellidexSM Index	-200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily Small Cap Bull 2X Shares	Russell 2000® Index	200%

(a)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bear 1X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index.

(b)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 20+ Year Treasury Bear 1X Shares changed from the NYSE 20 Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time ("Valuation Time")), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares and Direxion Daily Total Market Bear 1X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available are valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over-the-counter securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Futures contracts are valued at the

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settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by Rafferty Asset Management, LLC (the "Adviser") under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain

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derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2016 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$21,723	$—	$21,723[1]	$—	$—	$—	$—	$—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	41,590	—	41,590[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	295,185	—	200,000	95,185	—	—	—	—

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	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Cyber Security & IT Bull 2X Shares	$151,771	$—	$110,000	$41,771	$—	$—	$—	$—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	—	—	—	271,143	—	271,143[1]	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	—	—	—	48,313	—	48,313[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	2,517	—	2,517[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: BNP Paribas

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$124,339	$124,339	$—	$—	$204,509	$124,339	$80,170[1]	$—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	18,626	—	18,626[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,917,130	187,869	1,650,000	79,261	187,869	—	187,869[1]	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	196	196	—	—	58,593	196	58,397[1]	—
Direxion Daily S&P 500® Bull 2X Shares	421,937	—	421,937[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

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Description: Swap Contract

Counterparty: Citibank N.A.

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$241,095	$—	$241,095[1]	$—
Direxion Daily S&P Biotech Bear 1X Shares	18,533	—	—	18,533	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	455,598	—	455,598[1]	—
Direxion Daily Small Cap Bull 2X Shares	249,036	—	249,036[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$358,400	$—	$358,400[1]	$—
Direxion Daily S&P Biotech Bear 1X Shares	1,225,593	—	1,000,000	225,593	—	—	—	—
Direxion Daily Technology Bear 1X Shares	509	—	—	509	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	22,346	—	22,346[1]	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	21,404	—	21,404[1]	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	215,172	—	215,172[1]	—

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85

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	$27,464	$—	$—	$27,464	$—	$—	$—	$—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	29,722	—	—	29,722	—	—	—	—
Direxion Daily S&P 500 Bull 1.25X Shares	59,108	—	—	59,108	—	—	—	—
Direxion Daily Small Cap Bull 1.25X Shares	59,108	—	—	59,108	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	614,036	—	614,036[1]	—
Direxion Daily Cyber Security & IT Bull 2X Shares	35,542	—	—	35,542	—	—	—	—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	—	—	—	90,364	—	90,364[1]	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	—	—	—	—	818,631	—	818,631[1]	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	1,024,303	—	920,000	104,303	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	312,029	—	260,000	52,029	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—	308	—	—	308

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT
86

Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Energy Bear 1X Shares	$—	$—	$—	$—	$187,587	$—	$187,587[1]	$—
Direxion Daily Financial Bear 1X Shares	—	—	—	—	86,702	—	86,702[1]	—
Direxion Daily Technology Bear 1X Shares	136,382	—	361	136,021	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	59,008	—	52,648	6,360
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	464,915	—	464,915[1]	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	6,080	—	5,064	1,016	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Total Bond Market Bear 1X Shares	$—	$—	$—	$—	$2,595	$—	$2,595[1]	$—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	26,744	—	26,744[1]	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	3,750	—	—	3,750	—	—	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	—	—	—	64,353	—	64,353[1]	—

DIREXION SEMI-ANNUAL REPORT
87

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	$—	$—	$—	$—	$12,702	$—	$12,702[1]	$—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	21,641	—	—	21,641	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$—	$—	$—	$4,263,974	$—	$4,263,974[1]	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	466,825	—	466,825[1]	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	75,707	—	—	75,707	—	—	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	—	—	—	103,564	—	103,564[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase

DIREXION SEMI-ANNUAL REPORT
88

obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Daily CSI 300 China A Share Bear 1X Shares was invested in futures contracts during the period ended April 30, 2016.

d) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as is required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

e) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

f) Federal Income Taxes – Each Fund, with the exception of the Direxion Zacks MLP High Income Shares, intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes.

The Direxion Zacks MLP High Income Shares intends to invest primarily in Master Limited Partnerships ("MLPs"), which generally are treated as qualified publicly traded partnerships for federal income tax purposes. As such, the Direxion Zacks MLP High Income Shares does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a regular C-corporation. As a regular C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. In addition, current tax laws prevent the Fund from qualifying as a regulated investment company due to the Fund's concentration in MLPs. Currently, the maximum marginal regular federal income tax rate for a regular C-corporation is 35%. The Fund may be subject to a 20% Federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Fund is currently using an estimated 37.81% tax rate for federal, state and local tax, which is composed of a 35% marginal federal tax rate and an assumed 2.81% rate attributable to state taxes.

The Direxion Zacks MLP High Income Shares recognizes in the financial statements the impact of a tax position, if that position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. Tax benefits resulting from such a position are measured as the amount that has a greater than fifty percent likelihood on a cumulative basis to be sustained on examination.

g) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. Distributions received from investments in MLPs are generally comprised of ordinary income, capital gains and return of capital from the MLPs. For financial statement purposes, the Funds use return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their respective tax reporting periods are concluded, as the actual character of these distributions is not kown until after the fiscal year end.

The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

h) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax

DIREXION SEMI-ANNUAL REPORT
89

regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

i) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

j) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2016 and October 31, 2015 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for federal income tax purposes. For the six months ended April 30, 2016, the Direxion Zacks MLP High Income Shares distributions were expected to be comprised of 100% return of capital.

	Period Ended April 30, 2016 (Unaudited)			Period Ended October 31, 2015
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$973,218	$—	$—	$704,441	$—	$—
Direxion iBillionaire Index ETF	164,830	20,810	—	154,688	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	548,005	—	—	618,358	—	—
Direxion S&P 500® Volatility Response Shares	64,745	—	—	792,362	—	—
Direxion Zacks MLP High Income Shares	—	—	2,500,000	—	—	7,595,500
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 1X Shares[2]	—	—	—	—	—	—
Direxion Daily Financial Bear 1X Shares[2]	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares[1]	—	—	—	—	—	—
Direxion Daily Technology Bear 1X Shares[2]	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	22,592	—	—	—	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	23,428	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT
90

	Period Ended April 30, 2016 (Unaudited)			Period Ended October 31, 2015
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P 500® Bull 1.25X Shares	$68,848	$—	$—	$14,773	$—	$—
Direxion Daily Small Cap Bull 1.25X Shares	4,869	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	—	—	—	—	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	43,081	—	—	—	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	31,915	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	—	—	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	149,863	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	487,168	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	26,561	—	—

1  Commenced operations on December 3, 2015.

2  Commenced operations on April 7, 2016.

At October 31, 2015, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$3,627,097	$61,896	$—	$(1,136,243)	$2,552,750
Direxion iBillionaire Index ETF	(1,679,713)	121,949	20,805	(29,224)	(1,566,183)
Direxion NASDAQ-100® Equal Weighted Index Shares	(1,342,897)	—	—	—	(1,342,897)
Direxion S&P 500® Volatility Response Shares	633,279	24,100	—	(1,404,870)	(747,491)
Direxion Daily CSI 300 China A Share Bear 1X Shares	(2,764,431)	—	—	—	(2,764,431)
Direxion Daily Total Bond Market Bear 1X Shares	(82,379)	—	—	(2,395,377)	(2,477,756)
Direxion Daily Total Market Bear 1X Shares	(183,519)	—	—	(1,800,128)	(1,983,647)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(160,144)	—	—	(677,152)	(837,296)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(1,394,242)	—	—	(1,831,863)	(3,226,105)
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	45,185	17,053	—	—	62,238
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	(174,700)	20,698	—	—	(154,002)
Direxion Daily S&P 500® Bull 1.25X Shares	14,303	—	—	—	14,303
Direxion Daily Small Cap Bull 1.25X Shares	(55,883)	—	—	—	(55,883)

DIREXION SEMI-ANNUAL REPORT
91

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily CSI 300 China A Share Bull 2X Shares	$(44,010,235)	$—	$—	$(752,011)	$(44,762,246)
Direxion Daily Cyber Security & IT Bull 2X Shares	(142,202)	—	—	(4,462)	(146,664)
Direxion Daily Cyber Security & IT Bear 2X Shares	83,453	—	—	(74,844)	8,609
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	266,452	46,907	—	(314,153)	(794)
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	232,920	35,741	—	(502,817)	(234,156)
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	(533,331)	—	—	(130,085)	(663,416)
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	437,041	147,042	—	(127,100)	456,983
Direxion Daily S&P 500® Bull 2X Shares	1,968,691	—	—	—	1,968,691
Direxion Daily Small Cap Bull 2X Shares	57,886	63,165	—	—	121,051

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$150,103,128	$8,743,404	$(2,484,022)	$6,259,382
Direxion iBillionaire Index ETF	21,205,974	1,243,371	(639,181)	604,190
Direxion NASDAQ-100® Equal Weighted Index Shares	67,416,133	—	(6,009,434)	(6,009,434)
Direxion S&P 500® Volatility Response Shares	7,580,615	333,878	—	333,878
Direxion Daily CSI 300 China A Share Bear 1X Shares	23,940,713	—	—	—
Direxion Daily Energy Bear 1X Shares	561,224	—	—	—
Direxion Daily Financial Bear 1X Shares	561,224	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares	2,001,476	—	—	—
Direxion Daily Technology Bear 1X Shares	561,224	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	950,983	—	—	—
Direxion Daily Total Market Bear 1X Shares	580,701	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	252,721	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	3,179,771	—	—	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	1,205,375	4,522	—	4,522
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	1,133,615	—	(96,984)	(96,984)
Direxion Daily S&P 500® Bull 1.25X Shares	4,885,351	38,617	—	38,617
Direxion Daily Small Cap Bull 1.25X Shares	3,585,495	—	(843)	(843)
Direxion Daily CSI 300 China A Share Bull 2X Shares	28,152,005	—	(16,755)	(16,755)
Direxion Daily Cyber Security & IT Bull 2X Shares	620,522	—	—	—
Direxion Daily Cyber Security & IT Bear 2X Shares	1,291,313	—	—	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	474,360	—	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	931,509	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	2,080,951	—	—	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	2,312,050	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	1,737,126	—	—	—
Direxion Daily Small Cap Bull 2X Shares	1,691,583	13,883	—	13,883

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales.
DIREXION SEMI-ANNUAL REPORT
92

Net investment income/(loss) and realized gains and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gains and losses due to differences between financial reporting and tax reporting be classified between various components of net assets. The permanent differences primarily relate to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sales of real estate investment trust ("REITs") and utilization of earning and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2015.

At October 31, 2015, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion iBillionaire Index ETF	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion S&P 500® Volatility Response Shares	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—
Direxion Daily Total Bond Market Bear 1X Shares	16,995
Direxion Daily Total Market Bear 1X Shares	7,913
Direxion Daily 7-10 Year Treasury Bear 1X Shares	7,708
Direxion Daily 20+ Year Treasury Bear 1X Shares	66,993
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	—
Direxion Daily S&P 500® Bull 1.25X Shares	—
Direxion Daily Small Cap Bull 1.25X Shares	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—
Direxion Daily Cyber Security & IT Bull 2X Shares	111
Direxion Daily Cyber Security & IT Bear 2X Shares	574
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	46
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	—
Direxion Daily S&P 500® Bull 2X Shares	—
Direxion Daily Small Cap Bull 2X Shares	—

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, may carryforward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carryforward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2015, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Expiring 10/31/19	10/31/18	10/31/17	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$592,914	$—
Direxion iBillionaire Index ETF	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT
93

Funds	Expiring 10/31/19	10/31/18	10/31/17	Unlimited ST	Unlimited LT
Direxion S&P 500® Volatility Response Shares	$—	$—	$—	$1,404,870	$—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	—	—	2,305,631	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	1,777,682	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	—	—	596,605	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	—	—	1,482,613	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	—	—	—	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 1.25X Shares	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	279	—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	—	—	74,270	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	—	—	—	314,153	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	—	—	502,817	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	—	—	—	130,039	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	—	—	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2016, open Federal and state income tax years include the tax years ended October 31, 2012 through October 31, 2015. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Shares deferred tax asset as of April 30, 2016 are as follows:

Deferred tax assets:
Net operating loss carryforward	$552,487
Capital loss carryforward	17,028,806
Net unrealized depreciation on investments in securities	(624,510)
Total deferred tax assets before valuation allowance	16,956,783
Valuation allowance	(16,531,443)
Total deferred tax assets after valuation allowance	425,340
Less: deferred tax liabilities	—
Net deferred tax asset	$425,340

As of April 30, 2016 a valuation allowance of $16,531,443 was deemed necessary, as Direxion Zacks MLP High Income Shares does not believe that there is an ability to realize this portion of the deferred tax asset through future taxable income. The company does, however, believe it to be more likely than not that the remaining deferred tax asset of $425,340 will be realized through carrying back lossses to previous tax years.

The net operating loss carryforward and capital loss carryforward are available to offset future taxable income. The Direxion Zacks MLP High Income Shares has the following net operating loss and capital loss amounts:

Capital loss	Amount	Expiration
Six months ended April 30, 2016	$21,911,293	October 31, 2021
Fiscal year ended October 31, 2015	$23,254,767	October 31, 2020

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Net operating loss	Amount	Expiration
Six months ended April 30, 2016	$1,461,261	October 31, 2036

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Net operating losses may be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2035. Capital losses may be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2020.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment income/(loss) and realized and unrealized gains (losses) on investments before taxes for the period ended April 30, 2016 is as follows:

Income tax provision (benefit) at the federal statutory rate of 35%	$(4,994,364)
State income tax (benefit), net of federal benefit	(400,823)
Tax expense on permanent items	1,675,973
Change in valuation allowance	3,719,214
Total tax expense	$—

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the year, the Direxion Zacks MLP High Income Shares re-evaluated its blended state income tax rate, increasing the overall rate from 37.60% to 37.81% due to anticipated state apportionment of income and gains.

At April 30, 2016, the tax cost of investments, gross unrealized appreciation and depreciation of investments for federal income tax purposes of the Direxion Zacks MLP High Income Shares were as follows:

Tax cost of investments	$56,801,296
Gross unrealized appreciation	6,355,863
Gross unrealized depreciation	(7,670,823)
Net unrealized appreciation/(depreciation)	$(1,314,960)

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Benchmark Funds and Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund, include both cash and in-kind transactions, and are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are reflected in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below displays each Fund's investment transactions during the period ended April 30, 2016. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term

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investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$595,068,779	$594,943,712	$42,622,847	$24,184,829
Direxion iBillionaire Index ETF	13,226,986	13,344,848	—	4,752,023
Direxion NASDAQ-100® Equal Weighted Index Shares	18,350,515	18,268,545	3,290,632	21,870,678
Direxion S&P 500® Volatility Response Shares	5,254,457	5,408,956	—	2,379,739
Direxion Zacks MLP High Income Shares	46,445,114	45,771,493	15,079,186	16,873,433
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—
Direxion Daily Energy Bear 1X Shares[2]	—	—	—	—
Direxion Daily Financial Bear 1X Shares[2]	—	—	—	—
Direxion Daily S&P Biotech Bear 1X Shares[1]	—	—	—	—
Direxion Daily Technology Bear 1X Shares[2]	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	99,229	—	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	129,013	57,081	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	1,295,948	8,693,431	11,635,353	—
Direxion Daily Small Cap Bull 1.25X Shares	2,349,181	1,038,726	1,234,000	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	33,642,987	13,726,883	19,749,080	39,560,680
Direxion Daily Cyber Security & IT Bull 2X Shares	—	—	—	—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	—	—	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	—	—	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—
Direxion Daily Small Cap Bull 2X Shares	1,034,436	—	—	—

1  Represents the period from December 3, 2015 (commencement of operations) to April 30, 2016.

2  Represents the period from April 7, 2016 (commencement of operations) to April 30, 2016.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2016.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion All Cap Insider Sentiment Shares	0.45%
Direxion iBillionaire Index ETF	0.45%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion S&P 500® Volatility Response Shares	0.45%
Direxion Zacks MLP High Income Shares	0.60%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.60%
Direxion Daily Energy Bear 1X Shares	0.35%
Direxion Daily Financial Bear 1X Shares	0.35%
Direxion Daily S&P Biotech Bear 1X Shares	0.35%
Direxion Daily Technology Bear 1X Shares	0.35%
Direxion Daily Total Bond Market Bear 1X Shares	0.45%
Direxion Daily Total Market Bear 1X Shares	0.45%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.45%

DIREXION SEMI-ANNUAL REPORT
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Direxion Daily 20+ Year Treasury Bear 1X Shares	0.45%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	0.45%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	0.45%
Direxion Daily S&P 500® Bull 1.25X Shares	0.45%
Direxion Daily Small Cap Bull 1.25X Shares	0.45%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily Cyber Security Bull 2X Shares	0.75%
Direxion Daily Cyber Security Bear 2X Shares	0.75%
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	0.75%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	0.75%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	0.75%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	0.75%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily Small Cap Bull 2X Shares	0.50%

The Adviser has agreed to waive the investment advisory fee for certain Funds at least until September 1, 2017. The fee waived is not subject to recoupment. The amount of the waiver is based on a Fund's average daily net assets multiplied by the following rates:

Direxion S&P 500® Volatility Response Shares	0.10%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	0.15%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	0.15%
Direxion Daily S&P 500® Bull 1.25X Shares	0.15%
Direxion Daily Small Cap Bull 1.25X Shares	0.15%
Direxion Daily Cyber Security & IT Bull 2X Shares	0.15%
Direxion Daily Cyber Security & IT Bear 2X Shares	0.15%
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	0.15%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	0.15%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	0.15%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	0.15%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, each Fund pays the Adviser management service fees of 0.02% of its average daily net assets. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds' operating expenses to the extent that they exceed the following rates multiplied by the Fund's respective average daily net assets at least until September 1, 2017. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion All Cap Insider Sentiment Shares	0.65%
Direxion iBillionaire Index ETF	0.65%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.35%
Direxion S&P 500® Volatility Response Shares	0.45%
Direxion Zacks MLP High Income Shares	0.65%
Direxion Daily CSI 300 China A Share Bear 1X Shares	0.80%
Direxion Daily Energy Bear 1X Shares	0.45%
Direxion Daily Financial Bear 1X Shares	0.45%
Direxion Daily S&P Biotech Bear 1X Shares	0.45%
Direxion Daily Technology Bear 1X Shares	0.45%
Direxion Daily Total Bond Market Bear 1X Shares	0.65%
Direxion Daily Total Market Bear 1X Shares	0.65%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	0.65%
Direxion Daily 20+ Year Treasury Bear 1X Shares	0.65%
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	0.35%
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	0.35%
Direxion Daily S&P 500® Bull 1.25X Shares	0.35%
Direxion Daily Small Cap Bull 1.25X Shares	0.35%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily Cyber Security & IT Bull 2X Shares	0.80%

DIREXION SEMI-ANNUAL REPORT
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Direxion Daily Cyber Security & IT Bear 2X Shares	0.80%
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	0.80%
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	0.80%
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	0.80%
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	0.80%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily Small Cap Bull 2X Shares	0.60%

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019	Recoupment Amount
Direxion All Cap Insider Sentiment Shares	$—	$76,961	$52,022	$59,039	$102,586	$76,961	$290,608
Direxion iBillionaire Index ETF	—	34,426	—	37,316	125,027	34,426	196,769
Direxion NASDAQ-100® Equal Weighted Index Shares	—	70,795	54,528	69,093	120,583	70,795	314,999
Direxion S&P 500® Volatility Response Shares	—	31,696	57,589	75,991	162,960	31,696	328,236
Direxion Zacks MLP High Income Shares	—	77,400	—	117,292	185,339	77,400	380,031
Direxion Daily CSI 300 China A Share Bear 1X Shares	1,080	14,659	—	—	19,191	14,659	33,850
Direxion Daily Energy Bear 1X Shares	—	5,358	—	—	—	5,358	5,358
Direxion Daily Financial Bear 1X Shares	—	5,357	—	—	—	5,357	5,357
Direxion Daily S&P Biotech Bear 1X Shares	—	20,087	—	—	—	20,087	20,087
Direxion Daily Technology Bear 1X Shares	—	5,355	—	—	—	5,355	5,355
Direxion Daily Total Bond Market Bear 1X Shares	—	28,785	63,412	56,138	56,052	28,785	204,387
Direxion Daily Total Market Bear 1X Shares	—	40,078	89,859	83,335	72,748	40,078	286,020
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	25,388	61,281	52,505	39,171	25,388	178,345
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	20,777	52,376	47,464	41,268	20,777	161,885
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	—	13,538	—	—	39,090	13,538	52,628
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	—	13,419	—	—	38,869	13,419	52,288
Direxion Daily S&P 500 Bull 1.25X Shares	—	15,487	—	—	38,444	15,487	53,931
Direxion Daily Small Cap Bull 1.25X Shares	—	25,866	—	—	69,044	25,866	94,910
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	6,495	—	—	38,863	6,495	45,358

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			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019	Recoupment Amount
Direxion Daily Cyber Security & IT Bull 2X Shares	$—	$14,236	$—	$—	$22,806	$14,236	$37,042
Direxion Daily Cyber Security & IT Bear 2X Shares	—	14,353	—	—	22,841	14,353	37,194
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	—	18,152	—	—	36,773	18,152	54,925
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	—	18,246	—	—	36,831	18,246	55,077
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	—	16,587	—	—	24,328	16,587	40,915
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	—	15,804	—	—	24,174	15,804	39,978
Direxion Daily S&P 500® Bull 2X Shares	—	19,676	—	39,422	59,660	19,676	118,758
Direxion Daily Small Cap Bull 2X Shares	—	28,856	—	36,551	53,526	28,856	118,933

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments at April 30, 2016:

	Direxion All Cap Insider Sentiment Shares				Direxion iBillionaire Index ETF
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$156,357,591	$—	$—	$156,357,591	$21,693,883	$—	$—	$21,693,883
Short-Term Investments	4,919	—	—	4,919	116,281	—	—	116,281
Cash Equivalents	32,423	—	—	32,423	—	—	—	—

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	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion S&P 500® Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$61,405,923	$—	$—	$61,405,923	$—	$—	$—	$—
Investment Companies – Equity	—	—	—	—	7,914,493	—	—	7,914,493
Short-Term Investments	776	—	—	776	—	—	—	—
Cash Equivalents	95,996	—	—	95,996	3,757,899	—	—	3,757,899
	Direxion Zacks MLP High Income Shares				Direxion Daily CSI 300 China A Share Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$54,963,428	$—	$—	$54,963,428	$—	$—	$—	$—
Short-Term Investments	39,457	—	—	39,457	23,940,713	—	—	23,940,713
Other Financial Instruments*	—	—	—	—	—	(4,921,915)	—	(4,921,915)
Cash Equivalents	—	—	—	—	78,422,077	—	—	78,422,077
	Direxion Daily Energy Bear 1X Shares				Direxion Daily Financial Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$561,224	$—	$—	$561,224	$561,224	$—	$—	$561,224
Other Financial Instruments*	—	(187,587)	—	(187,587)	—	(86,702)	—	(86,702)
Cash Equivalents	1,894,713	—	—	1,894,713	1,925,675	—	—	1,925,675
	Direxion Daily S&P Biotech Bear 1X Shares				Direxion Daily Technology Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,001,476	$—	$—	$2,001,476	$561,224	$—	$—	$561,224
Other Financial Instruments*	—	1,244,126	—	1,244,126	—	136,891	—	136,891
Cash Equivalents	5,037,241	—	—	5,037,241	1,938,616	—	—	1,938,616
	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily Total Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$950,983	$—	$—	$950,983	$580,701	$—	$—	$580,701
Other Financial Instruments*	—	(62,811)	—	(62,811)	—	(49,090)	—	(49,090)
Cash Equivalents	2,306,286	—	—	2,306,286	2,227,604	—	—	2,227,604
	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$252,721	$—	$—	$252,721	$3,179,771	$—	$—	$3,179,771
Other Financial Instruments*	—	(80,412)	—	(80,412)	—	(680,087)	—	(680,087)
Cash Equivalents	1,260,211	—	—	1,260,211	11,070,587	—	—	11,070,587
	Direxion Daily FTSE Developed Markets Bull 1.25X Shares				Direxion Daily FTSE Emerging Markets Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$1,205,152	$—	$—	$1,205,152	$1,035,046	$—	$—	$1,035,046
Short-Term Investments	4,745	—	—	4,745	1,585	—	—	1,585
Other Financial Instruments*	—	27,464	—	27,464	—	35,802	—	35,802
Cash Equivalents	43,518	—	—	43,518	27,865		—	27,865

DIREXION SEMI-ANNUAL REPORT
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	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$4,911,590	$—	$—	$4,911,590	$3,491,812	$—	$—	$3,491,812
Short-Term Investments	12,378	—	—	12,378	92,840	—	—	92,840
Other Financial Instruments*	—	59,108	—	59,108	—	(5,037)	—	(5,037)
Cash Equivalents	76,241	—	—	76,241	105,722		—	105,722
	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily Cyber Security & IT Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$728,675	$—	$—	$728,675	$—	$—	$—	$—
Short-Term Investments	27,406,575	—	—	27,406,575	620,522	—	—	620,522
Other Financial Instruments*	—	487,987	—	487,987	—	187,313	—	187,313
Cash Equivalents	34,382,039	—	—	34,382,039	777,380	—	—	777,380
	Direxion Daily Cyber Security & IT Bear 2X Shares				Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,291,313	$—	$—	$1,291,313	$474,360	$—	$—	$474,360
Other Financial Instruments*	—	(361,507)	—	(361,507)	—	79,457	—	79,457
Cash Equivalents	1,327,154	—	—	1,327,154	1,028,705	—	—	1,028,705
	Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares				Direxion Daily Pharmaceutical & Medical Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$931,509	$—	$—	$931,509	$2,080,951	$—	$—	$2,080,951
Other Financial Instruments*	—	(216,230)	—	(216,230)	—	(831,333)	—	(831,333)
Cash Equivalents	331,665	—	—	331,665	1,501,233	—	—	1,501,233
	Direxion Daily Pharmaceutical & Medical Bear 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,312,050	$—	$—	$2,312,050	$1,737,126	$—	$—	$1,737,126
Other Financial Instruments*	—	987,547	—	987,547	—	731,449	—	731,449
Cash Equivalents	2,089,515	—	—	2,089,515	2,772,873	—	—	2,772,873
	Direxion Daily Small Cap Bull 2X Shares
	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$1,048,319	$—	$—	$1,048,319
Short-Term Investments	657,147	—	—	657,147
Other Financial Instruments*	—	248,728	—	248,728
Cash Equivalents	219,821	—	—	219,821

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions,

DIREXION SEMI-ANNUAL REPORT
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b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2016. There were no Level 3 securities held by the Funds during the period ended April 30, 2016. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2016, certain Funds were invested in swap contracts and futures contracts. At April 30, 2016, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$146,062	$—	$146,062
Direxion Daily S&P Biotech Bear 1X Shares	1,244,126	—	1,244,126
Direxion Daily Technology Bear 1X Shares	136,891	—	136,891
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	27,464	—	27,464
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	35,802	—	35,802
Direxion Daily S&P 500® Bull 1.25X Shares	59,108	—	59,108
Direxion Daily CSI 300 China A Share Bull 2X Shares	2,212,315	—	2,212,315
Direxion Daily Cyber Security & IT Bull 2X Shares	187,313	—	187,313
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	79,457	—	79,457
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	1,046,140	—	1,046,140
Direxion Daily S&P 500® Bull 2X Shares	733,966	—	733,966
Direxion Daily Small Cap Bull 2X Shares	249,036	—	249,036
	Liability Derivatives[2]
Swap Contracts Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily CSI 300 China A Share Bear 1X Shares	$5,067,977	$—	$5,067,977
Direxion Daily Energy Bear 1X Shares	187,587	—	187,587
Direxion Daily Financial Bear 1X Shares	86,702	—	86,702
Direxion Daily Total Bond Market Bear 1X Shares	—	62,811	62,811
Direxion Daily Total Market Bear 1X Shares	49,090	—	49,090
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	80,412	80,412
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	680,087	680,087
Direxion Daily Small Cap Bull 1.25X Shares	5,037	—	5,037
Direxion Daily CSI 300 China A Share Bull 2X Shares	1,724,328	—	1,724,328
Direxion Daily Cyber Security & IT Bear 2X Shares	361,507	—	361,507
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	216,230	—	216,230
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	831,333	—	831,333
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	58,593	—	58,593
Direxion Daily S&P 500® Bull 2X Shares	2,517	—	2,517
Direxion Daily Small Cap Bull 2X Shares	308	—	308

1  Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

2  Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

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Transactions in derivative instruments during the period ended April 30, 2016, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily CSI 300 China A Share Bear 1X Shares	Swap Contracts	$6,160,712	$—	$(2,405,357)	$—
Direxion Daily CSI 300 China A Share Bear 1X Shares	Futures Contracts	(1,416,085)	—	(53,716)	—
Direxion Daily Energy Bear 1X Shares	Swap Contracts	(43,822)	—	(187,587)	—
Direxion Daily Financial Bear 1X Shares	Swap Contracts	(12,482)	—	(86,702)	—
Direxion Daily S&P Biotech Bear 1X Shares	Swap Contracts	(155,908)	—	1,244,126	—
Direxion Daily Technology Bear 1X Shares	Swap Contracts	295	—	136,891	—
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	(44,401)	—	(44,299)
Direxion Daily Total Market Bear 1X Shares	Swap Contracts	(166,682)	—	3,469	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	(22,135)	—	(39,790)
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	(737,961)	—	(307,797)
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	Swap Contracts	(44,434)	—	29,351	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	Swap Contracts	(72,826)	—	79,935	—
Direxion Daily S&P 500® Bull 1.25X Shares	Swap Contracts	(194,090)	—	52,388	—
Direxion Daily Small Cap Bull 1.25X Shares	Swap Contracts	49,445	—	13,548	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(9,706,103)	—	681,179	—
Direxion Daily Cyber Security & IT Bull 2X Shares	Swap Contracts	(1,285,597)	—	264,133	—
Direxion Daily Cyber Security & IT Bear 2X Shares	Swap Contracts	765,832	—	(446,673)	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	Swap Contracts	(34,563)	—	(186,995)	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	Swap Contracts	(148,777)	—	(451,170)	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	Swap Contracts	(229,719)	—	(341,838)	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	Swap Contracts	(301,063)	—	477,072	—

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		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	$1,141,647	$—	$(1,275,235)	$—
Direxion Daily Small Cap Bull 2X Shares	Swap Contracts	(327,400)	—	190,842	—

1  Statements of Operations location: Net realized gain (loss) on futures and swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures and swap contracts.

For the period ended April 30, 2016, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts	Short Futures Contracts
Direxion Daily CSI 300 China A Share Bear 1X Shares	$—	$106,267,413	$31,614,466
Direxion Daily Energy Bear 1X Shares	—	1,134,082	—
Direxion Daily Financial Bear 1X Shares	—	1,157,394	—
Direxion Daily S&P Biotech Bear 1X Shares	—	6,098,295	—
Direxion Daily Technology Bear 1X Shares	—	1,387,277	—
Direxion Daily Total Bond Market Bear 1X Shares	—	3,224,340	—
Direxion Daily Total Market Bear 1X Shares	—	2,234,202	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	1,410,625	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	13,475,955	—
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	424,533	—	—
Direxion Daily FTSE Emerging Markets Bull 1.25X Shares	373,622	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	1,848,165	—	—
Direxion Daily Small Cap Bull 1.25X Shares	650,757	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	134,333,945	—	—
Direxion Daily Cyber Security & IT Bull 2X Shares	5,522,363	—	—
Direxion Daily Cyber Security & IT Bear 2X Shares	—	5,862,846	—
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares	3,208,320	—	—
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares	2,777,794	—	—
Direxion Daily Pharmaceutical & Medical Bull 2X Shares	6,650,175	—	—
Direxion Daily Pharmaceutical & Medical Bear 2X Shares	—	8,619,927	—
Direxion Daily S&P 500® Bull 2X Shares	12,270,872	—	—
Direxion Daily Small Cap Bull 2X Shares	3,246,798	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 125%, 200%, or -200% daily performance of their respective index.

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

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Correlation Risk – A number of factors may affect certain Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  OTHER INFORMATION

In December 2015, the Security and Exchange Commission issued proposed Rule 18f-4 under the Investment Company of 1940, Use of Derivatives by Registered Investment Companies and Business Development Companies. This proposed rule would apply portfolio limitations designed to impose a limit on the amount of leverage a fund may obtain through derivatives transactions and other senior securities transactions; manage the risks associated with a fund's derivatives transactions by maintaining an amount of certain assets as defined as "qualifying coverage assets," which is designed to enable a fund to meet its obligations under its derivatives transactions; and, depending on the extent of its derivatives usage, establish a formalized derivatives risk management program. At this time, the proposed rule has not been adopted by the Securities and Exchange Commission, however, management is evaluating the implications of this proposed rule and the impact it will have on the Funds' portfolios.

11.  SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Effective on May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bear 1X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index. In addition, effective on May 2, 2016, the benchmark index for the Direxion Daily 20+ Year Treasury Bear 1X Shares changed from the NYSE 20 Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

The Board approved, based on recommendation from the Adviser, the closing of the Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares and the Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares. Each Fund will close to new purchases as of the close of the regular trading on the NYSE on May 20, 2016. The Funds will no longer pursue its stated investment objective after May 23, 2016. Each Fund will liquidate their assets and distribute cash pro rata to all remaining shareholders on May 27, 2016.

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On June 6, 2016, certain Funds declared income and return of capital dividends with an ex-date of June 21, 2016 and payable date of June 28, 2016. The income, capital gain and return of capital dividend distribution per share for each Fund was as follows:

Funds	Per Share Income Distribution	Per Share Short-Term Capital Gain Distribution	Per Share Return of Capital Distribution
Direxion All Cap Insider Sentiment Shares	$0.31042	$—	$—
Direxion iBillionaire Index ETF	0.04197	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	0.14623	—	—
Direxion S&P 500® Volatility Response Shares	0.11269	—	—
Direxion Zacks MLP High Income Shares	—	—	0.40000
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	0.05867	—	—
Direxion Daily S&P 500® Bull 1.25X Shares	0.11212	—	—
Direxion Daily Small Cap Bull 2X Shares	—	0.94780	—

The Trust has evaluated subsequent events through the issuance of the Funds' financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds' financial statements.

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Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 48	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999 – present.	179	None.
Eric W. Falkeis(2) Age: 42	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	179	Trustee, Professionally Managed Portfolios (40 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	179	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	179
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	179	None.
Jacob C. Gaffey Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	179	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 48	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999 – present.	179	N/A
Eric W. Falkeis(2) Age: 42	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	179	Trustee, Professionally Managed Portfolios (40 Funds).
Patrick J. Rudnick Age: 42	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006 – 2013); formerly, Manager, PricewaterhouseCoopers LLP (1999 – 2006).	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 40	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel, since October 2010, and Chief Compliance Officer, since September 2012, Rafferty Asset Management LLC.	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2016 (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust"), including the trustees who are not "interested persons" as defined in the 1940 Act, considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management ("Rafferty") and the ETF Trust, on behalf of the Direxion Daily Energy Bear 1X Shares, Direxion Daily Financial Bear 1X Shares and the Direxion Daily Technology Bear 1X Shares, each a series of the ETF Trust, at its February 11, 2016 Board meeting. Each series of the ETF Trust listed above is referred to herein as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Rafferty in response to inquiries circulated on behalf of the Board prior to the meeting.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board evaluated all of the information provided, was advised by legal counsel regarding its duties, and considered the best interests of each Fund separately.

The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, including information on the investment performance of similar leveraged and inverse strategies managed by Rafferty for other series of the ETF Trust; the costs of the services provided and the projected profitability of Rafferty from its relationship with each Fund; the advisory fee rates to be paid to Rafferty; the total expense ratio of each Fund; and other benefits to be received by Rafferty from its relationship with each Fund.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided by Rafferty under the Agreement. Because the Funds had not commenced operations, they did not have any prior performance history. The Board noted, however, that Rafferty has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with leveraged and inverse investment strategies. The Board considered that Rafferty, as for other series of the ETF Trust, will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and will provide compliance resources to the Funds. The Board also considered Rafferty's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations under the Agreement. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annualized basis, inclusive of contractual fee waivers pursuant to the operating expense limitation agreement between the Trust and Rafferty. In this regard, Rafferty advised the Board that the combined advisory fee rate and expense limitations for the Funds are similar to (i) the advisory fee rates for comparable third-party exchange-traded funds; and (ii) the advisory fee rates charged by Rafferty to most comparable series of the ETF Trust. The Board considered Rafferty's representation that the total projected expense ratios for each Fund is commensurate with or less than third party exchange-traded funds, or other products, with investment strategies similar to the Funds. The Board also considered that Rafferty agreed to limit the total expenses for each Fund under the operating expense limitation agreement. The Board further considered the overall profitability of Rafferty's investment business and noted that because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. The Board did, however, consider a break-even analysis provided by Rafferty for each Fund. Based on these considerations, the Board determined, in the exercise of its business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale.  The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds

Other Benefits.  The Board considered Rafferty's representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other funds, and vice versa, which may result in Rafferty earning more in overall investment advisory fees. The Board also considered that Rafferty's overall business with brokerage firms may lower commission rates and provide better execution for Funds' and other portfolio transactions. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that other benefits to Rafferty under the Agreement would not be material and not a significant factor for the Board to consider in approving the Agreement.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds is fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the Agreement.

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SEMI-ANNUAL REPORT APRIL 30, 2016

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

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DIREXION SEMI-ANNUAL REPORT

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2016

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Table of Contents

Letter to Shareholders	4
Expense Example	15
Allocation of Portfolio Holdings	19
Schedules of Investments	20
Statements of Assets and Liabilities	76
Statements of Operations	90
Statements of Changes in Net Assets	104
Financial Highlights	131
Notes to the Financial Statements	140
Supplemental Information (Unaudited)	186
Trustees and Officers	187
Board Review of Investment Advisory Agreement	191

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the "ETFs") covers the period from November 1, 2015 to April 30, 2016 (the "Semi-Annual Period").

Market Review:

Early in the Semi-Annual Period, a strong jobs report in the U.S. and favorable economic data from China helped domestic equity markets recover from lows posted in August 2015. Into December, U.S. markets entered a period of uncertainty surrounding a potential raise in interest rates by the Federal Reserve. Market performance was largely trendless as Asian stocks and U.S. commodities slumped towards year-end. Citing a robust U.S. economy, the Federal Reserve raised its key interest rate from 0.25% to 0.50% in mid-December. The move by the Federal Reserve, coupled with China's weakening of the Yuan and precipitously dropping energy and metals prices in the U.S., put a strain on equity markets. An ensuing downtrend led to the S&P 500 having its worst ever four-day start to a year. Optimism surrounding potential stimulus measures by the European Central Bank was enough to temporarily bolster markets; however with crude oil prices dipping below $30 a barrel and U.S. banking stocks selling off, equity markets continued their slide. Mid-February proved a turning point for equity markets, with the S&P 500 entering what would turn out to be a protracted rebound that would last through the much of the Semi-Annual Period. At Period-end, equity markets cooled off a bit as Apple Inc. suffered a pullback on growth concerns and U.S. GDP for Q1 2016 grew at its weakest rate in two years.

Throughout the Semi-Annual Period there was a decline in U.S. yields. From the start of the Period through February 11, 2016, the Barclays U.S. Corporate High Yield Index fell 10.48%. Following the rebound in oil and risk assets after the February lows, the yield curve flattened slightly, as longer duration yields fell over the shorter end. High yield bonds made a comeback into the end of April, as the Barclays U.S. Corporate High Yield Index gained 12.65% from February 11, 2016 through April 29, 2016. With the U.S. Federal Reserve keeping rates unchanged in 1Q 2016, all eyes are on their upcoming decision in June.

Concerns over the health of the Chinese economy continue to affect both developed and developing economies during the Semi-Annual Period. China is a large importer of raw materials from developing economies such as Brazil, but also imports luxury items from developed economies such as Germany and the United States. China's GDP in Q1 2016 slowed to an annualized rate of 6.7%. The Eurozone continued to see improvements throughout the Period as the European Central Bank continued its version of Quantitative Easing. Eurozone GDP expanded 0.5% in the first three months of 2016, led by improved growth in Germany (0.7%) and France (0.5%). Brazilian stocks saw a rally as the likelihood of President Dilma Rousseff's impeachment increased. However, there are still major issues facing Latin America, including a potential complete economic collapse in Venezuela, a growing Zika virus epidemic, and vast corruption in Brazil.

Direxion Shares Operational Review:

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark.

The ETFs, as stated above, seek daily investment results. They do not seek to track a multiple of their respective benchmarks for periods of longer than one day and the performance of the ETFs over longer periods may not correlate to the benchmarks performance. The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word "Bull" in their name attempt to provide investment results that correlate to 300% of the return of an Index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target Index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -300% of the return

DIREXION SEMI-ANNUAL REPORT

of an Index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target Index or benchmark.

In seeking to achieve each ETF's daily investment results, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF's investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF's objective. As a consequence, if an ETF is performing as designed, the return of the Index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure significantly in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments, including derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate dramatically over time. Additionally, use of such instruments may increase the volatility of the ETFs. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if an ETF has met its daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the "Index"). The models and a description of how they work are available on the Direxion Investments website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of an ETF, the ETF's expense ratio or any transaction or trading fees associated with creating or maintaining an ETF's portfolio.

Factors Affecting Direxion Shares Performance:

Benchmark Performance – The daily performance of each ETF's benchmark Index, and the factors and market conditions implicitly affecting that Index, are the primary factors driving ETF performance. Given the daily goals, the series of daily Index returns are most important. The market conditions that affected the benchmark Indexes during the past year are described below.

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying Index. The use of leverage magnifies an ETF's gains or losses and increases the investment's risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying Indexes.

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily return of an underlying Index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying Index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF's daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF's performance while trending, low volatility markets enhance an ETF's performance.

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus or minus a spread and a Bear ETF receives LIBOR plus or minus a spread as applied to the borrowed portion of the ETF's exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF's performance while a Bear ETF receives a negligible amount,

DIREXION SEMI-ANNUAL REPORT

or in the case of hard-to-borrow shares, might pay to finance its short position. If interest rates increase, the cost of financing will adversely impact an ETF's performance and ability to track its index.

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying Index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying Index in the short-term.

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and Index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury's semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF's prospectus and may be higher than many traditional Index ETFs' fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF's use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Mid Cap 400® Index, respectively. The S&P MidCap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor's® selects the 400 stocks comprising the Index on the basis of market values and industry diversification. The Index represents approximately 7% of the U.S. equities market. The companies included in the index have an average market capitalization of more than $3.86 billion dollars and a median market capitalization of $3.37 billion dollars as of March 31, 2016. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 2.04%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 0.04% and the Direxion Daily Mid Cap Bear 3X Shares returned -14.86%. The model indicated an expected return of 1.43% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -14.24% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Shares seek to provide 300% and -300% of the daily return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and are generally listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $39.05 billion dollars and a median market capitalization of $18.40 billion dollars as of March 31, 2016. For the Semi-Annual Period, the S&P 500® Index returned 0.43%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned -3.87% and Direxion Daily S&P 500® Bear 3X Shares returned -9.11%. The model indicated an expected return of -2.56% for the Direxion Daily S&P 500® Bull 3X Shares and an expected return of -8.68% for the Direxion Daily S&P 500® Bear 3X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $995.55 million dollars and a median market capitalization of $662.26 million dollars as of March 31, 2016. For the Semi-Annual Period, the Russell 2000® Index returned -1.90%.

DIREXION SEMI-ANNUAL REPORT

Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned -12.10% and the Direxion Daily Small Cap Bear 3X Shares returned -7.88%. The model indicated an expected return of -10.75% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -7.29% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily Brazil Bull 3X Shares seek to provide 300% of the daily return of the MSCI Brazil 25/50 Index. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid-cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The companies included in the index have an average market capitalization of more than $10.22 billion dollars and a median market capitalization of $4.85 billion dollars as of March 31, 2016. Additionally, as of March 31, 2016, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index's methodology and the varying nature of Brazil's economy. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned 30.48%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Brazil Bull 3X Shares returned 59.25%. The model indicated an expected return of 61.58% for the Direxion Daily Brazil Bull 3X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE® Index, respectively. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consisted of 29 developed market country indices. The companies included in the index have an average market capitalization of more than $18.25 billion dollars and a median market capitalization of $9.23 billion dollars as of March 31, 2016. For the Semi-Annual Period, the MSCI EAFE® Index returned -3.55%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Developed Markets Bull 3X Shares returned -15.92% and the Direxion Daily Developed Markets Bear 3X Shares returned 0.49%. The model indicated an expected return of -14.62% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of 0.95% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets IndexSM, respectively. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of March 31, 2016 the Index consisted of 26 emerging market country indices. For the Semi-Annual Period, the MSCI Emerging Market IndexSM returned 0.15%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Emerging Markets Bull 3X Shares returned -8.47% and the Direxion Daily Emerging Markets Bear 3X Shares returned -16.74%. The model indicated an expected return of -7.46% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -15.47% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares seek to provide 300% and -300% of the daily return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the Index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings and are capped to prevent the Index from being overly concentrated in any one stock. As of December 31, 2015, the Index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the Index's methodology and the varying nature of China's economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. For the Semi-Annual Period, the FTSE China 50 Index returned -10.49%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion

DIREXION SEMI-ANNUAL REPORT

Daily FTSE China Bull 3X Shares returned -36.36% and the Direxion Daily FTSE China Bear 3X Shares returned 11.73%. The model indicated an expected return of -35.40% for the Direxion Daily FTSE China Bull 3X Shares and an expected return of -13.15% for the Direxion Daily FTSE China Bear 3X Shares.

The Direxion Daily FTSE Europe Bull 3X Shares seek to provide 300% of the daily return of the FTSE Developed Europe Index. The FTSE Developed Europe Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of March 31, 2016, the Index consisted of 26 developed market countries. As of March 31, 2016, the Index has an average market capitalization of $11.20 billion and a median market capitalization of $3.48 billion. For the Semi-Annual Period, the FTSE Developed Europe Index returned -3.32%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned -15.66%. The model indicated an expected return of -14.31% for the Direxion Daily FTSE Europe Bull 3X Shares.

The Direxion Daily India Bull 3X Shares seeks to provide 300% of the daily return of the Indus India Index. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The India Index has 50 constituents, spread among the following sectors: Information Technology, Energy, Financials, Materials, Health Care, Consumer Staples, Telecommunication Services, Industrials, Consumer Discretionary and Utilities. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets. For the Semi-Annual Period, the Indus India Index returned -3.07%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned -17.87%. The model indicated an expected return of -15.76% for the Direxion Daily India Bull 3X Shares.

The Direxion Daily Japan Bull 3X Shares seek to provide 300% of the MSCI Japan Index. The MSCI Japan Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Japan Index takes into account both price performance and income from dividend payments. For the Semi-Annual Period, the MSCI Japan Index returned -6.63%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Japan Bull 3X Shares returned -25.59%. The model indicated an expected return of -24.32% for the Direxion Daily Japan Bull 3X Shares.

The Direxion Daily Latin America Bull 3X Shares seek to provide 300% of the daily return of the S&P® Latin America 40 Index. The S&P Latin America 40 Index is an equity index drawn from five major Latin American markets: Brazil, Mexico, Chile, Colombia, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $17.86 billion and a median market capitalization of $12.09 billion as of March 31, 2016. For the Semi-Annual Period, the S&P® Latin America 40 Index returned 16.47%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned 30.96%. The model indicated an expected return of 33.00% for the Direxion Daily Latin America Bull 3X Shares.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the Market VectorsTM Russia Index, respectively. The Market VectorsTM Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publicly-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. Components of the index must have a market capitalization of greater than $150 million on a rebalancing date

DIREXION SEMI-ANNUAL REPORT

to be eligible for the index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the index and issuers of such stocks must have traded at least 250,000 shares each month over the previous six months. The index rebalances quarterly. For the Semi-Annual Period, the Market VectorsTM Russia Index returned 9.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned 3.67% and the Direxion Daily Russia Bear 3X Shares returned -53.80%. The model indicated an expected return of 5.64% for the Direxion Daily Russia Bull 3X Shares and an expected return of -52.97% for the Direxion Daily Russia Bear 3X Shares.

The Direxion Daily South Korea Bull 3X Shares seek to provide 300% of the MSCI Korea 25/50 Index. The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid-cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea. The companies included in the index have an average market capitalization of more than $10.81 billion dollars and a median market capitalization of $4.83 billion dollars as of March 31, 2016. Additionally, as of March 31, 2016, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index's methodology and the varying nature of South Korea's economy. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned -1.66%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily South Korea Bull 3X Shares returned -13.28%. The model indicated an expected return of -11.78% for the Direxion Daily South Korea Bull 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Energy Select Sector Index, respectively. The Energy Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Energy Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi-Annual Period, the Energy Select Sector Index returned 0.75%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned -13.03% and the Direxion Daily Energy Bear 3X Shares returned -27.60%. The model indicated an expected return of -11.69% for the Direxion Daily Energy Bull 3X Shares and an expected return of -27.16% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000® Financial Services Index, respectively. The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of March 31, 2016, the Index had an average market capitalization of over $17.61 billion dollars and a median market capitalization of $6.89 billion dollars. For the Semi-Annual Period, the Russell 1000® Financial Services Index returned -1.59%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned -11.59% and the Direxion Daily Financial Bear 3X Shares returned -7.64%. The model indicated an expected return of -9.96% for the Direxion Daily Financial Bull 3X Shares and an expected return of -6.39% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Gold Miners Index Bull 3X Shares and the Direxion Daily Gold Miners Index Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Arca Gold Miners Index, respectively. The NYSE Arca Gold Miners Index is comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The companies included in the index have an average market capitalization of more than $3.99 billion dollars and a median market capitalization of $1.91 billion dollars as of March 31, 2016. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned 74.12%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate

DIREXION SEMI-ANNUAL REPORT

expectations of annual performance of the ETFs. The Direxion Daily Gold Miners Index Bull 3X Shares returned 245.83% and the Direxion Daily Gold Miners Index Bear 3X Shares returned -91.78%. The model indicated an expected return of 252.38% for the Direxion Daily Gold Miners Index Bull 3X Shares and an expected return of -91.70% for the Direxion Daily Gold Miners Index Bear 3X Shares.

The Direxion Daily Healthcare Bull 3X Shares and the Direxion Daily Healthcare Bear 3X Shares seek to provide 300% and -300% of the daily return of the Health Care Select Sector Index, respectively. The Health Care Select Sector Index is provided by Standard & Poor's and includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the Standard & Poor's 500® Index. Nine Select Sector Indexes, including the Health Care Select Sector Index, divide the companies that make up the S&P 500 Index. For the Semi-Annual Period, the Health Care Select Sector Index returned -1.43%; and since inception of the Direxion Daily Healthcare Bear 3X Shares on December 3, 2015, -1.83%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned -10.13% and the Direxion Daily Healthcare Bear 3X Shares returned -3.18%. The model indicated an expected return of -8.76% for the Direxion Daily Healthcare Bull 3X Shares and an expected return of -2.65% for the Direxion Daily Healthcare Bear 3X Shares.

The Direxion Daily Homebuilders & Supplies 3X Bull Shares and the Direxion Daily Homebuilders & Supplies 3X Bear Shares seek to provide 300% and -300% of the daily return of the Dow Jones U.S. Select Home Construction Index, respectively. The Dow Jones U.S. Select Home Construction Index measures U.S companies in the home construction sector that provide a wide range of products and services related to homebuilding, including home construction and producers, sellers and suppliers of building materials, furnishings and fixtures and also home improvement retailers. As of March 31, 2016, the Index was comprised of 40 stocks and the companies included in the Index have a median market capitalization of $2.43 billion and an average market capitalization of $9.88 billion. For the Semi-Annual Period, the Dow Jones U.S. Select Home Construction Index returned -1.71%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Homebuilders & Supplies 3X Bull Shares returned -14.81% and the Direxion Daily Homebuilders & Supplies 3X Bear Shares returned -12.94%. The model indicated an expected return of -13.31% for the Direxion Daily Homebuilders & Supplies 3X Bull Shares and an expected return of -12.02% for the Direxion Daily Homebuilders & Supplies 3X Bear Shares.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide 300% and -300% of the daily return of the Market VectorsTM Junior Gold Miners Index, respectively. The MVIS Global Junior Gold Miners Index is a cap-weighted total return index. It covers the largest and most liquid small-cap companies that derive 50%+ from Gold or Silver mining or have properties to do so. Companies must have $1 million ADTV, $250,000 shares/month and $150+ million market cap. The cap weight is limited to a maximum of 8% per company; the index is reviewed quarterly. As of March 31, 2016 the average market cap of the index was $678.83 million and the median market cap was $565.68 billion. For the Semi-Annual Period, the Market VectorsTM Junior Gold Miners Index returned 89.62%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned 348.72% and the Direxion Daily Junior Gold Miners Index Bear 3X Shares returned -93.84%. The model indicated an expected return of 356.99% for the Direxion Daily Junior Gold Miners Index Bull 3X Shares and an expected return of -93.74% for the Direxion Daily Junior Gold Miners Index Bear 3X Shares.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300% of the daily return of the ISE-Revere Natural Gas IndexTM, respectively. The ISE-Revere Natural Gas IndexTM is designed and managed by ISE to objectively identify and select stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index uses an optimized multi-factor weighting mechanism which optimizes each component's weighting based on

DIREXION SEMI-ANNUAL REPORT

the component's liquidity and market capitalization. The Index is comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. For this Semi-Annual Period, the ISE-Revere Natural Gas IndexTM returned -19.81%; and since inception of the Direxion Daily Natural Gas Related Bear 3X Shares on December 3, 2015, -10.45%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares returned -78.82% and the Direxion Daily Natural Gas Related Bear 3X Shares returned -71.75%. The model indicated an expected return of -78.49% for the Direxion Daily Natural Gas Related Bull 3X Shares and an expected return of -70.92% for the Direxion Daily Natural Gas Related Bear 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI U.S. REIT IndexSM, respectively. The MSCI U.S. REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT IndexSM includes only REIT securities that are of reasonable size in terms of full and free float adjusted market capitalization to ensure that the performance of the Equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different size. For the Semi-Annual Period, the MSCI U.S. REIT IndexSM returned 5.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 8.33% and the Direxion Daily Real Estate Bear 3X Shares returned -22.86%. The model indicated an expected return of 10.20% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -64.85% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Regional Banks Bull 3X Shares and the Direxion Daily Regional Banks Bear 3X Shares seek to provide 300% and -300% of the daily return of the Solactive Regional Bank Index, respectively. The Solactive Regional Bank Index attempts to include the 50 largest regional banks in the United States. The Index utilizes each security's free-float market capitalization to determine the largest regional banks. Once the 49 largest regional bank securities are determined, the holdings are then equal weighted. As of March 31, 2016 the Index had a median market capitalization of $3.07 billion and an average market capitalization of $4.58 billion. For the Semi-Annual Period, the Solactive Regional Bank Index returned -1.24%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Regional Banks Bull 3X Shares returned -13.97% and the Direxion Daily Regional Banks Bear 3X Shares returned -15.07%. The model indicated an expected return of -12.54% for the Direxion Daily Regional Banks Bull 3X Shares and an expected return of -14.44% for the Direxion Daily Regional Banks Bear 3X Shares.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the Russell 1000® Retail Index. The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Retail Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For the Semi-Annual Period, the Russell 1000® Retail Index returned 2.53%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned 1.01%. The model indicated an expected return of 2.34% for the Direxion Daily Retail Bull 3X Shares.

The Direxion Daily S&P Biotech Bull 3X Shares and the Direxion Daily S&P Biotech Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Biotechnology Select Industry Index, respectively. The S&P Biotechnology Select Industry Index is provided by Standard & Poor's and includes domestic companies from the biotechnology industry. As of March 31, 2016, the companies included in the Index have a median market capitalization of $1.15 billion and an average market capitalization of $8.39 billion. The components of the Index and the percentages represented by certain industries in the Index may change over time. For the Semi-Annual Period, the S&P Biotechnology Select Industry Index returned -19.26%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Biotech Bull 3X Shares returned -60.58% and the Direxion Daily S&P Biotech Bear 3X Shares returned 6.52%.

DIREXION SEMI-ANNUAL REPORT

The model indicated an expected return of -60.48% for the Direxion Daily S&P Biotech Bull 3X Shares and an expected return of 9.01% for the Direxion Daily S&P Biotech Bear 3X Shares.

The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Oil & Gas Exploration & Production Select Industry Index, respectively. The S&P Oil & Gas Exploration & Production Select Industry Index is provided by Standard & Poor's and includes domestic companies from the oil and gas exploration and production sub-industry. As of March 31, 2016, the Index was comprised of 60 stocks concentrated in the energy and oil and gas sectors. As of March 31, 2016, the companies included in the Index have a median market capitalization of $3.55 billion and an average market capitalization of $18.35 billion. The components of the Index and the percentages represented by certain industries in the Index may change over time. For the Semi-Annual Period, the S&P Oil & Gas Exploration & Production Select Industry Index returned -3.05%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares returned -38.21% and the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares returned -50.47%. The model indicated an expected return of -37.92% for the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares and an expected return of -48.61% for the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return of the PHLX Semiconductor Sector Index, respectively. The PHLX Semiconductor Sector Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of March 31, 2016, the Semiconductor Index included companies with a median market capitalization of $10.76 billion. The average capitalization of the companies comprising the Semiconductor Index was approximately $25.21 billion. For the Semi-Annual Period, the PHLX Semiconductor Index returned -1.67%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned -13.97% and the Direxion Daily Semiconductor Bear 3X Shares returned -11.69%. The model indicated an expected return of -12.69% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -10.74% for the Direxion Daily Semiconductor Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the Technology Select Sector Index, respectively. The Technology Select Sector Index is provided by Standard & Poor's and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Technology Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi-Annual Period, the Technology Select Sector Index returned -2.40%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned -12.97% and the Direxion Daily Technology Bear 3X Shares returned -3.41%. The model indicated an expected return of -11.57% for the Direxion Daily Technology Bull 3X Shares and an expected return of -2.70% for the Direxion Daily Technology Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 7-10 Year Treasury Bond Index, respectively. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income Index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 3.77%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 9.98% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -12.96%. The model indicated an

DIREXION SEMI-ANNUAL REPORT

expected return of 11.05% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of -11.06% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 20 Year Plus Treasury Bond Index, respectively. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income Index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The NYSE 20 Year Plus Treasury Bond Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 6.92%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the annual return of the Index alone should not generate expectations of annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 17.66% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned -22.42%. The model indicated an expected return of 18.81% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of -21.35% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Eric W. Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an Index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs' statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1.866.476.7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF's future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF's prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

DIREXION SEMI-ANNUAL REPORT

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs' investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2016 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs' present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2016 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period November 1, 2015 to April 30, 2016" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$1,000.40	$4.77
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	851.40	4.56
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	961.30	4.88
Based on hypothetical 5% return	1.00%	1,000.00	1,019.89	5.02
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	908.90	4.56
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	879.00	4.48
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	921.20	4.68
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92

DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2016 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Direxion Daily Brazil Bull 3X Shares
Based on actual fund return	0.99%	$1,000.00	$1,592.50	$6.38
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	840.80	4.39
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	1.00%	1,000.00	1,004.90	4.98
Based on hypothetical 5% return	1.00%	1,000.00	1,019.89	5.02
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	915.30	4.57
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	832.60	4.51
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	636.40	3.91
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	1,117.30	5.42
Based on hypothetical 5% return	1.03%	1,000.00	1,019.74	5.17
Direxion Daily FTSE Europe Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	843.40	4.35
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily India Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	821.30	4.30
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Japan Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	744.10	4.16
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,309.60	5.63
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,036.70	4.91
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	1.03%	1,000.00	462.00	3.74
Based on hypothetical 5% return	1.03%	1,000.00	1,019.74	5.17
Direxion Daily South Korea Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	867.20	4.46
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	869.70	4.51
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	1.06%	1,000.00	724.00	4.54
Based on hypothetical 5% return	1.06%	1,000.00	1,019.59	5.32
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	884.10	4.50
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	923.60	4.59
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2016 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Direxion Daily Gold Miners Index Bull 3X Shares
Based on actual fund return	0.98%	$1,000.00	$3,458.30	$10.86
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Gold Miners Index Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	82.20	2.66
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	898.70	4.67
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Healthcare Bear 3X Shares[3]
Based on actual fund return	0.98%	1,000.00	968.20	3.95
Based on hypothetical 5% return	0.98%	1,000.00	1,016.48	4.05
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	851.90	4.37
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Homebuilders & Supplies Bear 3X Shares
Based on actual fund return	1.04%	1,000.00	870.60	4.84
Based on hypothetical 5% return	1.04%	1,000.00	1,019.69	5.22
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	4,487.20	13.51
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	61.60	2.59
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	211.80	2.95
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Natural Gas Related Bear 3X Shares[3]
Based on actual fund return	1.05%	1,000.00	282.50	2.76
Based on hypothetical 5% return	1.05%	1,000.00	1,016.19	4.34
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,083.30	5.02
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	771.40	4.23
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Regional Banks Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	860.30	4.39
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily Regional Banks Bear 3X Shares
Based on actual fund return	0.99%	1,000.00	849.30	4.55
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,010.10	4.95
Based on hypothetical 5% return	0.99%	1,000.00	1,019.94	4.97
Direxion Daily S&P Biotech Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	394.20	3.29
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily S&P Biotech Bear 3X Shares
Based on actual fund return	1.05%	1,000.00	1,065.20	5.39
Based on hypothetical 5% return	1.05%	1,000.00	1,019.64	5.27
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	617.90	3.90
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87

DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2016 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period[2]
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Based on actual fund return	0.98%	$1,000.00	$495.30	$3.64
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	860.30	4.49
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	883.10	4.59
Based on hypothetical 5% return	0.98%	1,000.00	1,019.99	4.92
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	870.30	4.46
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	965.90	4.69
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	1,099.80	5.01
Based on hypothetical 5% return	0.96%	1,000.00	1,020.09	4.82
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	870.40	4.42
Based on hypothetical 5% return	0.95%	1,000.00	1,020.14	4.77
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,176.60	5.25
Based on hypothetical 5% return	0.97%	1,000.00	1,020.04	4.87
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.94%	1,000.00	775.80	4.15
Based on hypothetical 5% return	0.94%	1,000.00	1,020.19	4.72

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2015 to April 30, 2016, then divided by 366.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value during the period from December 3, 2015 (commencement of operations) to April 30, 2016, multiplied by the number of days since commencement of operations, then divided by 366.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

April 30, 2016 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Master Limited Partnerships		Swaps	Total
Direxion Daily Mid Cap Bull 3X Shares	77%	—	6%	—		17%	100%
Direxion Daily Mid Cap Bear 3X Shares	115%	—	—	—		(15)%	100%
Direxion Daily S&P 500® Bull 3X Shares	66%	—	2%	—		32%	100%
Direxion Daily S&P 500® Bear 3X Shares	108%	—	—	—		(8)%	100%
Direxion Daily Small Cap Bull 3X Shares	65%	—	16%	—		19%	100%
Direxion Daily Small Cap Bear 3X Shares	104%	—	—	—		(4)%	100%
Direxion Daily Brazil Bull 3X Shares	15%	—	9%	—		76%	100%
Direxion Daily Developed Markets Bull 3X Shares	44%	—	49%	—		7%	100%
Direxion Daily Developed Markets Bear 3X Shares	93%	—	—	—		7%	100%
Direxion Daily Emerging Markets Bull 3X Shares	69%	—	8%	—		23%	100%
Direxion Daily Emerging Markets Bear 3X Shares	107%	—	—	—		(7)%	100%
Direxion Daily FTSE China Bull 3X Shares	33%	—	56%	—		11%	100%
Direxion Daily FTSE China Bear 3X Shares	81%	—	—	—		19%	100%
Direxion Daily FTSE Europe Bull 3X Shares	82%	—	6%	—		12%	100%
Direxion Daily India Bull 3X Shares	81%	—	22%	—		(3)%	100%
Direxion Daily Japan Bull 3X Shares	51%	—	52%	—		(3)%	100%
Direxion Daily Latin America Bull 3X Shares	39%	—	7%	—		54%	100%
Direxion Daily Russia Bull 3X Shares	47%	—	1%	—		52%	100%
Direxion Daily Russia Bear 3X Shares	127%	—	—	—		(27)%	100%
Direxion Daily South Korea Bull 3X Shares	72%	—	22%	—		6%	100%
Direxion Daily Energy Bull 3X Shares	39%	—	23%	—		38%	100%
Direxion Daily Energy Bear 3X Shares	98%	—	—	—		2%	100%
Direxion Daily Financial Bull 3X Shares	49%	36%	—	—		15%	100%
Direxion Daily Financial Bear 3X Shares	118%	—	—	—		(18)%	100%
Direxion Daily Gold Miners Index Bull 3X Shares	12%	—	21%	—		67%	100%
Direxion Daily Gold Miners Index Bear 3X Shares	163%	—	—	—		(63)%	100%
Direxion Daily Healthcare Bull 3X Shares	68%	—	13%	—		19%	100%
Direxion Daily Healthcare Bear 3X Shares	95%	—	—	—		5%	100%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	42%	—	53%	—		5%	100%
Direxion Daily Homebuilders & Supplies Bear 3X Shares	82%	—	—	—		18%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(16)%	—	45%	—		71%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	182%	—	—	—		(82)%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	82%	3%	—	0	%**	15%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	113%	—	—	—		(13)%	100%
Direxion Daily Real Estate Bull 3X Shares	83%	—	3%	—		14%	100%
Direxion Daily Real Estate Bear 3X Shares	108%	—	—	—		(8)%	100%
Direxion Daily Regional Banks Bull 3X Shares	61%	31%	—	—		8%	100%
Direxion Daily Regional Banks Bear 3X Shares	93%	—	—	—		7%	100%
Direxion Daily Retail Bull 3X Shares	70%	15%	—	—		15%	100%
Direxion Daily S&P Biotech Bull 3X Shares	87%	—	1%	—		12%	100%
Direxion Daily S&P Biotech Bear 3X Shares	75%	—	—	—		25%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	46%	—	—	—		54%	100%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	134%	—	—	—		(34)%	100%
Direxion Daily Semiconductor Bull 3X Shares	53%	43%	—	—		4%	100%
Direxion Daily Semiconductor Bear 3X Shares	96%	—	—	—		4%	100%
Direxion Daily Technology Bull 3X Shares	61%	—	27%	—		12%	100%
Direxion Daily Technology Bear 3X Shares	106%	—	—	—		(6)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	92%	—	—	—		8%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	113%	—	—	—		(13)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	91%	—	9%	—		0%**	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	102%	—	—	—		(2)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash, cash equivalents and other assets less liabilities.

**  Less than 0.05%.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.3%
11,731	SPDR S&P MidCap 400® ETF Trust	$3,118,686
	TOTAL INVESTMENT COMPANIES (Cost $3,129,059)	$3,118,686
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
13,692,556	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$13,692,556
6,153,490	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	6,153,490
9,125,195	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	9,125,195
	TOTAL SHORT TERM INVESTMENTS (Cost $28,971,241) (b)	$28,971,241
	TOTAL INVESTMENTS (Cost $32,100,300) - 64.5%	$32,089,927
	Other Assets in Excess of Liabilities - 35.5%	17,697,690
	TOTAL NET ASSETS - 100.0%	$49,787,617

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,971,241.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P MidCap 400® Index	23,612	$33,651,301	(0.591%)	9/22/2016	$892,773
Morgan Stanley Capital Services	S&P MidCap 400® Index	27,164	36,541,998	(0.641%)	11/29/2016	3,253,108
Credit Suisse International	S&P MidCap 400® Index	13,518	18,244,943	(0.591%)	2/7/2017	1,553,275
BNP Paribas	S&P MidCap 400® Index	587	819,880	(0.691%)	6/21/2017	41,159
BNP Paribas	S&P MidCap 400® Index	768	1,005,951	(0.691%)	7/19/2017	119,222
BNP Paribas	S&P MidCap 400® Index	9,758	12,712,142	(0.691%)	8/16/2017	1,587,573
BNP Paribas	S&P MidCap 400® Index	1,800	2,564,027	(0.691%)	10/18/2017	68,148
Deutsche Bank AG London	S&P MidCap 400® Index	22,848	32,388,747	(0.691%)	7/24/2018	1,142,887
			$137,928,989			$8,658,145

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.7%
Money Market Funds - 77.7%
3,022,913	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$3,022,913
5,752,169	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	5,752,169
1,456,014	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	1,456,014
	TOTAL SHORT TERM INVESTMENTS (Cost $10,231,096) (b)	$10,231,096
	TOTAL INVESTMENTS (Cost $10,231,096) - 77.7%	$10,231,096
	Other Assets in Excess of Liabilities - 22.3%	2,943,831
	TOTAL NET ASSETS - 100.0%	$13,174,927

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,231,096.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	3,127	$4,451,512	0.041%	6/1/2016	$(122,750)
Citibank N.A.	S&P MidCap 400® Index	2,533	3,621,229	0.041%	9/22/2016	(86,080)
Bank of America Merrill Lynch	S&P MidCap 400® Index	5,755	7,242,859	0.139%	9/27/2016	(1,196,843)
Morgan Stanley Capital Services	S&P MidCap 400® Index	4,156	5,690,771	0.191%	3/30/2017	(394,262)
BNP Paribas	S&P MidCap 400® Index	999	1,260,679	0.041%	8/16/2017	(205,769)
BNP Paribas	S&P MidCap 400® Index	526	732,319	0.041%	9/20/2017	(37,661)
BNP Paribas	S&P MidCap 400® Index	7	10,006	0.041%	10/18/2017	(240)
BNP Paribas	S&P MidCap 400® Index	2,395	3,512,518	0.041%	11/15/2017	11,347
Deutsche Bank AG London	S&P MidCap 400® Index	7,544	11,070,781	0.191%	7/24/2018	38,798
			$37,592,674			$(1,993,460)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.8%
39,601	SPDR® S&P 500® ETF Trust	$8,169,686
	TOTAL INVESTMENT COMPANIES (Cost $8,319,338)	$8,169,686
SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%
73,944,217	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$73,944,217
162,000,024	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	162,000,024
7,868,865	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	7,868,865
	TOTAL SHORT TERM INVESTMENTS (Cost $243,813,106) (b)	$243,813,106
	TOTAL INVESTMENTS (Cost $252,132,444) - 54.9%	$251,982,792
	Other Assets in Excess of Liabilities - 45.1%	207,378,409
	TOTAL NET ASSETS - 100.0%	$459,361,201

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $243,813,106.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P 500® Index	21,753	$43,148,888	(0.641%)	5/10/2016	$1,995,704
Morgan Stanley Capital Services	S&P 500® Index	19,146	39,325,714	(0.591%)	11/10/2016	234,878
UBS Securities LLC	S&P 500® Index	143,967	280,062,451	(0.591%)	11/18/2016	18,332,838
Credit Suisse International	S&P 500® Index	152,811	242,082,108	(0.741%)	12/19/2016	88,367,559
Bank of America Merrill Lynch	S&P 500® Index	167,356	327,864,225	(0.639%)	1/26/2017	18,841,672
Citibank N.A.	S&P 500® Index	158,267	308,979,662	(0.641%)	3/24/2017	18,515,660
			$1,241,463,048			$146,288,311

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.4%
Money Market Funds - 71.4%
149,145,737	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$149,145,737
199,641,456	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	199,641,456
24,450,567	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	24,450,567
	TOTAL SHORT TERM INVESTMENTS (Cost $373,237,760) (b)	$373,237,760
	TOTAL INVESTMENTS (Cost $373,237,760) - 71.4%	$373,237,760
	Other Assets in Excess of Liabilities - 28.6%	149,851,230
	TOTAL NET ASSETS - 100.0%	$523,088,990

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $373,237,760.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	52,080	$101,720,814	0.091%	6/1/2016	$(6,834,740)
Bank of America Merrill Lynch	S&P 500® Index	146,450	297,500,563	0.439%	1/26/2017	(5,680,311)
Deutsche Bank AG London	S&P 500® Index	205,127	412,127,764	0.091%	1/27/2017	(12,254,130)
BNP Paribas	S&P 500® Index	42,800	89,715,071	0.191%	2/15/2017	(59,992)
UBS Securities LLC	S&P 500® Index	119,732	243,977,417	(0.009%)	3/3/2017	(3,668,596)
BNP Paribas	S&P 500® Index	50,330	101,478,958	0.191%	3/15/2017	(3,903,047)
Citibank N.A.	S&P 500® Index	82,728	162,867,951	0.091%	3/24/2017	(8,416,574)
Morgan Stanley Capital Services	S&P 500® Index	55,585	113,774,391	0.191%	4/18/2017	(1,110,704)
BNP Paribas	S&P 500® Index	4,988	9,925,132	0.191%	4/19/2017	(497,203)
			$1,533,088,061			$(42,425,297)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 16.0%
1,014,785	iShares Russell 2000 ETF	$114,021,242
	TOTAL INVESTMENT COMPANIES (Cost $112,139,511)	$114,021,242
SHORT TERM INVESTMENTS - 53.3%
Money Market Funds - 53.3%
124,471,569	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$124,471,569
174,724,604	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	174,724,604
81,833,507	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	81,833,507
	TOTAL SHORT TERM INVESTMENTS (Cost $381,029,680) (b)	$381,029,680
	TOTAL INVESTMENTS (Cost $493,169,191) - 69.3%	$495,050,922
	Other Assets in Excess of Liabilities - 30.7%	219,363,548
	TOTAL NET ASSETS - 100.0%	$714,414,470

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $381,029,680.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	196,836	$204,840,198	(0.271%)	6/30/2016	$18,510,273
UBS Securities LLC	Russell 2000® Index	277,787	286,792,828	(0.341%)	10/14/2016	28,119,401
Morgan Stanley Capital Services	Russell 2000® Index	341,275	363,686,152	(0.191%)	12/2/2016	24,042,031
Citibank N.A.	Russell 2000® Index	370,805	409,372,453	(0.191%)	3/24/2017	10,388,047
Bank of America Merrill Lynch	Russell 2000® Index	367,602	375,717,549	(0.289%)	3/28/2017	40,998,249
Deutsche Bank AG London	Russell 2000® Index	182,995	195,279,070	(0.191%)	3/28/2017	11,988,721
BNP Paribas	Russell 2000® Index	57,150	66,301,701	(0.591%)	6/21/2017	(1,458,454)
			$1,901,989,951			$132,588,268

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.3%
Money Market Funds - 75.3%
103,363,122	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$103,363,122
250,614,415	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	250,614,415
74,527,487	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	74,527,487
	TOTAL SHORT TERM INVESTMENTS (Cost $428,505,024) (b)	$428,505,024
	TOTAL INVESTMENTS (Cost $428,505,024) - 75.3%	$428,505,024
	Other Assets in Excess of Liabilities - 24.7%	140,770,114
	TOTAL NET ASSETS - 100.0%	$569,275,138

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $428,505,024.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	229,535	$273,445,011	(0.411%)	5/25/2016	$10,303,587
Credit Suisse International	Russell 2000® Index	168,142	176,727,203	(0.809%)	6/7/2016	(14,103,094)
UBS Securities LLC	Russell 2000® Index	221,395	239,247,600	(0.509%)	1/23/2017	(11,678,137)
Deutsche Bank AG London	Russell 2000® Index	262,294	293,592,888	(0.409%)	1/27/2017	(3,254,971)
Citibank N.A.	Russell 2000® Index	147,334	164,675,979	(0.409%)	4/4/2017	(2,053,558)
BNP Paribas	Russell 2000® Index	91,132	102,377,105	(0.809%)	4/19/2017	(2,065,580)
BNP Paribas	Russell 2000® Index	40,000	46,086,621	(0.809%)	5/17/2017	287,822
Morgan Stanley Capital Services	Russell 2000® Index	190,648	215,593,338	(0.409%)	5/30/2017	2,175
BNP Paribas	Russell 2000® Index	70,000	81,983,493	(0.809%)	6/21/2017	2,048,426
BNP Paribas	Russell 2000® Index	20,000	21,329,053	(0.809%)	9/20/2017	(1,347,023)
BNP Paribas	Russell 2000® Index	45,000	48,739,890	(0.809%)	10/18/2017	(2,260,240)
BNP Paribas	Russell 2000® Index	24,750	27,968,478	(0.809%)	11/15/2017	(24,541)
			$1,691,766,659			$(24,145,134)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 9.1%
202,825	iShares MSCI Brazil Capped ETF	$5,985,366
	TOTAL INVESTMENT COMPANIES (Cost $5,804,439)	$5,985,366
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
13,640,986	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$13,640,986
8,740,468	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	8,740,468
2,951,126	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	2,951,126
	TOTAL SHORT TERM INVESTMENTS (Cost $25,332,580) (b)	$25,332,580
	TOTAL INVESTMENTS (Cost $31,137,019) - 47.7%	$31,317,946
	Other Assets in Excess of Liabilities - 52.3%	34,393,944
	TOTAL NET ASSETS - 100.0%	$65,711,890

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,332,580.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	2,631,994	$51,646,248	(0.441%)	7/12/2016	$25,978,913
Citibank N.A.	iShares MSCI Brazil Capped ETF	1,680,359	31,884,539	(0.691%)	2/7/2017	17,642,060
Morgan Stanley Capital Services	iShares MSCI Brazil Capped ETF	603,845	13,090,599	0.009%	3/23/2017	4,729,117
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	25,000	667,133	(0.439%)	4/25/2017	70,349
Deutsche Bank AG London	iShares MSCI Brazil Capped ETF	1,336,319	38,565,515	(0.041%)	5/11/2017	868,981
UBS Securities LLC	iShares MSCI Brazil Capped ETF	200,000	5,438,816	(0.441%)	5/11/2017	461,925
			$141,292,850			$49,751,345

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 48.9%
175,526	iShares MSCI EAFE ETF	$10,255,984
	TOTAL INVESTMENT COMPANIES (Cost $10,091,201)	$10,255,984
SHORT TERM INVESTMENTS - 44.0%
Money Market Funds - 44.0%
6,793,058	Dreyfus Treasury Prime Cash Management Fund, 0.15% (a)	$6,793,058
2,454,472	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	2,454,472
	TOTAL SHORT TERM INVESTMENTS (Cost $9,247,530) (b)	$9,247,530
	TOTAL INVESTMENTS (Cost $19,338,731) - 92.9%	$19,503,514
	Other Assets in Excess of Liabilities - 7.1%	1,484,507
	TOTAL NET ASSETS - 100.0%	$20,988,021

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,247,530.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI EAFE ETF	381,691	$20,879,331	(0.741%)	5/23/2016	$1,397,223
Credit Suisse International	iShares MSCI EAFE ETF	150,886	8,534,766	(0.641%)	5/23/2016	275,069
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	152,655	9,075,340	(0.835%)	5/25/2017	(156,550)
Deutsche Bank AG London	iShares MSCI EAFE ETF	216,845	12,728,801	(0.636%)	5/30/2017	(58,985)
			$51,218,238			$1,456,757

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.8%
Money Market Funds - 73.8%
1,632,090	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$1,632,090
3,391,897	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	3,391,897
	TOTAL SHORT TERM INVESTMENTS (Cost $5,023,987) (b)	$5,023,987
	TOTAL INVESTMENTS (Cost $5,023,987) - 73.8%	$5,023,987
	Other Assets in Excess of Liabilities - 26.2%	1,781,949
	TOTAL NET ASSETS - 100.0%	$6,805,936

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,023,987.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	74,956	$4,318,369	0.191%	5/10/2016	$(61,039)
Deutsche Bank AG London	iShares MSCI EAFE ETF	18,493	1,049,875	0.141%	5/17/2016	(30,249)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	166,063	10,541,440	0.539%	1/26/2017	786,667
Citibank N.A.	iShares MSCI EAFE ETF	89,931	5,043,984	(0.259%)	2/7/2017	(211,714)
			$20,953,668			$483,665

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 8.3%
419,426	iShares MSCI Emerging Markets ETF	$14,424,060
	TOTAL INVESTMENT COMPANIES (Cost $13,723,778)	$14,424,060
SHORT TERM INVESTMENTS - 55.9%
Money Market Funds - 55.9%
79,719	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$79,719
97,528,776	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	97,528,776
	TOTAL SHORT TERM INVESTMENTS (Cost $97,608,495) (b)	$97,608,495
	TOTAL INVESTMENTS (Cost $111,332,273) - 64.2%	$112,032,555
	Other Assets in Excess of Liabilities - 35.8%	62,633,425
	TOTAL NET ASSETS - 100.0%	$174,665,980

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $97,608,495.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,719,150	$58,530,557	(0.491%)	12/19/2016	$585,229
UBS Securities LLC	iShares MSCI Emerging Markets ETF	2,722,624	87,247,238	(0.441%)	1/20/2017	6,331,267
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	7,148,746	214,247,918	(0.539%)	3/28/2017	31,531,473
BNP Paribas	iShares MSCI Emerging Markets ETF	2,506,668	84,560,979	(0.441%)	10/18/2017	1,615,442
BNP Paribas	iShares MSCI Emerging Markets ETF	720,375	25,278,714	(0.441%)	11/15/2017	(508,856)
			$469,865,406			$39,554,555

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.2%
Money Market Funds - 75.2%
17,666,368	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$17,666,368
19,451,567	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	19,451,567
37,012,489	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	37,012,489
	TOTAL SHORT TERM INVESTMENTS (Cost $74,130,424) (b)	$74,130,424
	TOTAL INVESTMENTS (Cost $74,130,424) - 75.2%	$74,130,424
	Other Assets in Excess of Liabilities - 24.8%	24,458,171
	TOTAL NET ASSETS - 100.0%	$98,588,595

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $74,130,424.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	1,338,495	$46,299,627	(0.009%)	6/21/2016	$268,712
Citibank N.A.	iShares MSCI Emerging Markets ETF	2,365,138	80,789,464	(0.209%)	2/24/2017	(1,007,242)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	3,764,818	124,000,614	(0.059%)	4/10/2017	(5,479,781)
BNP Paribas	iShares MSCI Emerging Markets ETF	970,095	32,705,061	(0.259%)	10/18/2017	(662,598)
BNP Paribas	iShares MSCI Emerging Markets ETF	161,861	5,623,545	(0.259%)	11/15/2017	56,457
			$289,418,311			$(6,824,452)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 55.9%
2,165,653	iShares China Large-Cap ETF	$72,614,345
	TOTAL INVESTMENT COMPANIES (Cost $71,208,361)	$72,614,345
SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
35,716,576	Dreyfus Treasury Prime Cash Management Fund, 0.15% (a)	$35,716,576
20,310,316	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	20,310,316
5,845,723	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	5,845,723
	TOTAL SHORT TERM INVESTMENTS (Cost $61,872,615) (b)	$61,872,615
	TOTAL INVESTMENTS (Cost $133,080,976) - 103.5%	$134,486,960
	Liabilities in Excess of Other Assets - (3.5)%	(4,503,804)
	TOTAL NET ASSETS - 100.0%	$129,983,156

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,872,615.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares China Large-Cap ETF	1,053,513	$36,813,545	(0.721%)	8/8/2016	$(1,498,764)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	787,399	25,956,476	(1.191%)	11/8/2016	414,920
Citibank N.A.	iShares China Large-Cap ETF	3,301,916	100,373,228	(0.691%)	11/23/2016	10,182,397
Credit Suisse International	iShares China Large-Cap ETF	820,388	26,098,137	(0.791%)	12/12/2016	1,365,975
Bank of America Merrill Lynch	iShares China Large-Cap ETF	523,894	18,272,227	(0.639%)	1/26/2017	(503,078)
Deutsche Bank AG London	iShares China Large-Cap ETF	2,257,995	69,402,345	(0.441%)	2/20/2017	6,235,895
BNP Paribas	iShares China Large-Cap ETF	719,195	25,759,715	(0.691%)	4/19/2017	(1,735,558)
			$302,675,673			$14,461,787

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
11,272,088	Dreyfus Treasury Prime Cash Management 0.15% (a)	$11,272,088
30,299,633	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	30,299,633
9,952,555	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	9,952,555
	TOTAL SHORT TERM INVESTMENTS (Cost $51,524,276) (b)	$51,524,276
	TOTAL INVESTMENTS (Cost $51,524,276) - 67.0%	$51,524,276
	Other Assets in Excess of Liabilities - 33.0%	25,345,038
	TOTAL NET ASSETS - 100.0%	$76,869,314

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,524,276.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares China Large-Cap ETF	641,003	$30,480,005	(0.061%)	5/25/2016	$8,437,729
UBS Securities LLC	iShares China Large-Cap ETF	1,757,308	59,793,281	0.191%	8/4/2016	873,329
Credit Suisse International	iShares China Large-Cap ETF	701,486	23,197,092	(0.209%)	9/26/2016	(330,600)
Citibank N.A.	iShares China Large-Cap ETF	723,759	23,435,511	(0.459%)	11/21/2016	(844,336)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	1,105,722	36,955,060	(0.059%)	2/6/2017	(121,243)
Deutsche Bank AG London	iShares China Large-Cap ETF	709,947	25,060,114	(0.559%)	2/27/2017	1,166,899
BNP Paribas	iShares China Large-Cap ETF	675,700	26,728,485	(0.309%)	5/17/2017	4,014,993
BNP Paribas	iShares China Large-Cap ETF	254,873	9,374,903	(0.309%)	6/21/2017	815,771
BNP Paribas	iShares China Large-Cap ETF	308,141	11,050,807	(0.309%)	7/19/2017	706,171
			$246,075,258			$14,718,713

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.1%
37,553	Vanguard FTSE Europe ETF	$1,872,392
	TOTAL INVESTMENT COMPANIES (Cost $1,842,688)	$1,872,392
SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%
8,258	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$8,258
17,398,271	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	17,398,271
	TOTAL SHORT TERM INVESTMENTS (Cost $17,406,529) (b)	$17,406,529
	TOTAL INVESTMENTS (Cost $19,249,217) - 63.3%	$19,278,921
	Other Assets in Excess of Liabilities - 36.7%	11,179,948
	TOTAL NET ASSETS - 100.0%	$30,458,869

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,406,529.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	365,602	$18,021,088	(0.791%)	10/13/2016	$293,846
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	558,058	27,280,129	(0.689%)	10/26/2016	532,871
Credit Suisse International	Vanguard FTSE Europe ETF	871,471	40,727,342	(0.691%)	1/23/2017	2,897,587
			$86,028,559			$3,724,304

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 22.2%
209,328	iShares MSCI India ETF	$5,664,416
436,978	PowerShares India Portfolio	8,381,238
178,202	WisdomTree India Earnings Fund	3,489,195
	TOTAL INVESTMENT COMPANIES (Cost $17,346,831)	$17,534,849
SHORT TERM INVESTMENTS - 62.5%
Money Market Funds - 62.5%
17,367,032	Dreyfus Treasury Prime Cash Management 0.15% (a)	$17,367,032
30,979,145	Goldman Sachs Financial Square Treasury Instruments Fund 0.15% (a)	30,979,145
1,077,149	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.22% (a)	1,077,149
	TOTAL SHORT TERM INVESTMENTS (Cost $49,423,326) (b)	$49,423,326
	TOTAL INVESTMENTS (Cost $66,770,157) - 84.7%	$66,958,175
	Other Assets in Excess of Liabilities - 15.3%	12,055,865
	TOTAL NET ASSETS - 100.0%	$79,014,040

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,423,326.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI India ETF	1,728,000	$51,909,935	(0.841%)	6/13/2016	$(4,943,189)
UBS Securities LLC	WisdomTree India Earnings Fund	1,325,000	27,930,539	(0.841%)	6/13/2016	(1,952,122)
UBS Securities LLC	PowerShares India Portfolio	796,083	15,079,111	(0.891%)	11/18/2016	178,656
Morgan Stanley Capital Services	PowerShares India Portfolio	233,857	4,663,272	(0.941%)	11/29/2016	(171,415)
Citibank N.A.	PowerShares India Portfolio	3,168,419	57,994,002	(0.841%)	1/27/2017	3,020,759
Deutsche Bank AG London	PowerShares India Portfolio	1,425,942	26,132,088	(0.691%)	2/28/2017	1,294,443
BNP Paribas	PowerShares India Portfolio	1,134,928	21,627,935	(0.691%)	10/18/2017	162,425
BNP Paribas	PowerShares India Portfolio	894,797	17,523,073	(0.691%)	11/15/2017	(363,086)
			$222,859,955			$(2,773,529)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 52.0%
400,625	iShares MSCI Japan ETF	$4,575,138
	TOTAL INVESTMENT COMPANIES (Cost $4,460,092)	$4,575,138
SHORT TERM INVESTMENTS - 40.7%
Money Market Funds - 40.7%
2,029,350	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$2,029,350
1,552,423	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	1,552,423
	TOTAL SHORT TERM INVESTMENTS (Cost $3,581,773) (b)	$3,581,773
	TOTAL INVESTMENTS (Cost $8,041,865) - 92.7%	$8,156,911
	Other Assets in Excess of Liabilities - 7.3%	646,816
	TOTAL NET ASSETS - 100.0%	$8,803,727

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,581,773.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iShares MSCI Japan ETF	371,185	$4,114,780	(0.691%)	5/18/2016	$93,086
BNP Paribas	iShares MSCI Japan ETF	239,385	2,763,529	(0.691%)	8/17/2016	(47,644)
UBS Securities LLC	iShares MSCI Japan ETF	77,599	961,452	(0.741%)	12/30/2016	(71,291)
BNP Paribas	iShares MSCI Japan ETF	8,233	89,246	(0.691%)	2/15/2017	4,602
Credit Suisse International	iShares MSCI Japan ETF	528,866	6,223,396	(0.741%)	2/27/2017	(184,236)
Morgan Stanley Capital Services	iShares MSCI Japan ETF	554,938	6,385,813	(0.941%)	4/19/2017	(51,681)
BNP Paribas	iShares MSCI Japan ETF	131,907	1,517,234	(0.691%)	8/16/2017	(13,480)
			$22,055,450			$(270,644)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 6.9%
34,041	iShares Latin America 40 ETF	$923,532
	TOTAL INVESTMENT COMPANIES (Cost $811,838)	$923,532
SHORT TERM INVESTMENTS - 53.0%
Money Market Funds - 53.0%
4,859,323	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$4,859,323
2,214,667	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	2,214,667
	TOTAL SHORT TERM INVESTMENTS (Cost $7,073,990) (b)	$7,073,990
	TOTAL INVESTMENTS (Cost $7,885,828) - 59.9%	$7,997,522
	Other Assets in Excess of Liabilities - 40.1%	5,363,632
	TOTAL NET ASSETS - 100.0%	$13,361,154

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $7,073,990.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	260,322	$5,292,793	(0.641%)	12/19/2016	$1,762,422
Citibank N.A.	iShares Latin America 40 ETF	500,080	13,053,791	(0.691%)	1/9/2017	510,283
BNP Paribas	iShares Latin America 40 ETF	9,055	242,994	(0.691%)	2/15/2017	1,662
Deutsche Bank AG London	iShares Latin America 40 ETF	465,218	8,750,750	(0.691%)	2/20/2017	3,853,508
BNP Paribas	iShares Latin America 40 ETF	54,152	1,302,574	(0.691%)	3/15/2017	161,569
BNP Paribas	iShares Latin America 40 ETF	154,605	3,245,317	(0.691%)	9/20/2017	944,794
			$31,888,219			$7,234,238

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.4%
156,055	Market Vectors® Russia ETF	$2,768,416
	TOTAL INVESTMENT COMPANIES (Cost $2,769,820)	$2,768,416
SHORT TERM INVESTMENTS - 66.5%
Money Market Funds - 66.5%
35,930,146	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$35,930,146
97,235,213	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	97,235,213
	TOTAL SHORT TERM INVESTMENTS (Cost $133,165,359) (b)	$133,165,359
	TOTAL INVESTMENTS (Cost $135,935,179) - 67.9%	$135,933,775
	Other Assets in Excess of Liabilities - 32.1%	64,380,405
	TOTAL NET ASSETS - 100.0%	$200,314,180

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $133,165,359.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Market Vectors® Russia ETF	2,603,648	$45,714,137	(0.941%)	5/18/2016	$468,669
Credit Suisse International	Market Vectors® Russia ETF	11,152,085	156,785,836	(0.891%)	11/15/2016	40,754,066
Citibank N.A.	Market Vectors® Russia ETF	8,280,441	112,053,788	(0.941%)	3/17/2017	34,581,981
Bank of America Merrill Lynch	Market Vectors® Russia ETF	3,763,178	60,557,685	(0.889%)	3/28/2017	6,158,949
BNP Paribas	Market Vectors® Russia ETF	442,083	7,525,758	(0.691%)	6/21/2017	294,994
BNP Paribas	Market Vectors® Russia ETF	1,500,000	21,349,269	(0.691%)	8/16/2017	5,225,003
BNP Paribas	Market Vectors® Russia ETF	5,978,541	89,744,482	(0.691%)	9/20/2017	16,206,845
			$493,730,955			$103,690,507
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 95.4%
Money Market Funds - 95.4%
21,461,589	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$21,461,589
29,028,316	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	29,028,316
	TOTAL SHORT TERM INVESTMENTS (Cost $50,489,905) (b)	$50,489,905
	TOTAL INVESTMENTS (Cost $50,489,905) - 95.4%	$50,489,905
	Other Assets in Excess of Liabilities - 4.6%	2,436,843
	TOTAL NET ASSETS - 100.0%	$52,926,748

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,489,905.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	683,495	$12,401,954	0.139%	6/27/2016	$(147,360)
Credit Suisse International	Market Vectors® Russia ETF	732,928	10,412,624	0.291%	2/14/2017	(2,584,581)
Deutsche Bank AG London	Market Vectors® Russia ETF	2,909,262	50,000,564	(0.059%)	3/1/2017	(1,610,440)
Citibank N.A.	Market Vectors® Russia ETF	1,666,783	25,933,852	(0.059%)	3/17/2017	(3,636,819)
BNP Paribas	Market Vectors® Russia ETF	361,205	5,933,411	0.041%	5/17/2017	(476,722)
BNP Paribas	Market Vectors® Russia ETF	2,596,739	40,424,513	0.041%	9/20/2017	(5,639,465)
			$145,106,918			$(14,095,387)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 21.7%
20,353	iShares MSCI South Korea Capped ETF	$1,063,241
	TOTAL INVESTMENT COMPANIES (Cost $958,830)	$1,063,241
SHORT TERM INVESTMENTS - 60.9%
Money Market Funds - 60.9%
520,215	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$520,215
2,460,900	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	2,460,900
	TOTAL SHORT TERM INVESTMENTS (Cost $2,981,115) (b)	$2,981,115
	TOTAL INVESTMENTS (Cost $3,939,945) - 82.6%	$4,044,356
	Other Assets in Excess of Liabilities - 17.4%	853,913
	TOTAL NET ASSETS - 100.0%	$4,898,269

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,981,115.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	44,091	$2,080,148	(0.741%)	7/26/2016	$219,531
Citibank N.A.	iShares MSCI South Korea Capped ETF	42,267	2,231,818	(0.741%)	4/28/2017	(24,461)
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	76,184	4,046,894	(1.035%)	5/25/2017	(67,507)
BNP Paribas	iShares MSCI South Korea Capped ETF	4,867	254,157	(0.691%)	6/21/2017	(454)
BNP Paribas	iShares MSCI South Korea Capped ETF	3,928	185,635	(0.691%)	7/19/2017	19,176
BNP Paribas	iShares MSCI South Korea Capped ETF	50,542	2,488,457	(0.691%)	9/20/2017	149,161
BNP Paribas	iShares MSCI South Korea Capped ETF	39,065	2,034,161	(0.691%)	10/18/2017	4,991
			$13,321,270			$300,437

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 23.3%
2,043,351	Energy Select Sector SPDR® Fund	$137,946,626
	TOTAL INVESTMENT COMPANIES (Cost $128,240,496)	$137,946,626
SHORT TERM INVESTMENTS - 38.8%
Money Market Funds - 38.8%
72,749,834	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$72,749,834
108,273,530	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	108,273,530
48,787,286	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	48,787,286
	TOTAL SHORT TERM INVESTMENTS (Cost $229,810,650) (b)	$229,810,650
	TOTAL INVESTMENTS (Cost $358,051,146) - 62.1%	$367,757,276
	Other Assets in Excess of Liabilities - 37.9%	224,052,761
	TOTAL NET ASSETS - 100.0%	$591,810,037

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $229,810,650.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	689,105	$382,475,290	(0.791%)	2/13/2017	$86,259,757
Morgan Stanley Capital Services	Energy Select Sector Index	381,541	216,739,782	(0.641%)	2/28/2017	42,637,574
UBS Securities LLC	Energy Select Sector Index	290,764	186,504,767	(0.691%)	3/16/2017	10,228,383
Citibank N.A.	Energy Select Sector Index	197,608	112,219,607	(0.691%)	3/24/2017	21,604,188
Deutsche Bank AG London	Energy Select Sector Index	350,349	234,676,932	(0.736%)	5/23/2017	2,428,719
Bank of America Merrill Lynch	Energy Select Sector Index	4,071	2,255,704	(0.739%)	5/25/2017	514,409
BNP Paribas	Energy Select Sector Index	99,792	63,443,128	(0.691%)	6/21/2017	4,447,104
BNP Paribas	Energy Select Sector Index	321,877	175,171,372	(0.691%)	8/16/2017	43,850,494
BNP Paribas	Energy Select Sector Index	84,848	46,898,080	(0.691%)	9/20/2017	10,663,476
			$1,420,384,662			$222,634,104

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.9%
Money Market Funds - 71.9%
11,685,924	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$11,685,924
46,955,248	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	46,955,248
9,161,956	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	9,161,956
	TOTAL SHORT TERM INVESTMENTS (Cost $67,803,128) (b)	$67,803,128
	TOTAL INVESTMENTS (Cost $67,803,128) - 71.9%	$67,803,128
	Other Assets in Excess of Liabilities - 28.1%	26,496,141
	TOTAL NET ASSETS - 100.0%	$94,299,269

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,803,128.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	109,145	$94,221,727	0.241%	6/1/2016	$16,691,125
UBS Securities LLC	Energy Select Sector Index	195,837	123,192,426	0.391%	2/10/2017	(9,335,537)
Morgan Stanley Capital Services	Energy Select Sector Index	35,000	19,629,673	0.141%	3/7/2017	(4,201,263)
Deutsche Bank AG London	Energy Select Sector Index	78,099	51,640,468	0.191%	3/23/2017	(1,216,097)
			$288,684,294			$1,938,228

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 36.5%
Accommodation - 0.1%
85,958	Host Hotels & Resorts, Inc.	$1,359,856
Administrative and Support Services - 0.9%
4,091	Dun & Bradstreet Corp.	451,687
13,508	Equifax, Inc.	1,624,337
30,025	Iron Mountain, Inc.	1,096,813
20,141	Moody's Corp.	1,927,897
137,844	PayPal Holdings, Inc. (a)	5,400,728
3,695	TransUnion (a)	110,665
		10,612,127
Amusement, Gambling, and Recreation Industries - 0.1%
17,857	Global Payments, Inc.	1,288,918
Computer and Electronic Product Manufacturing - 0.0% (†)
10,237	CoreLogic, Inc. (a)	363,209
Credit Intermediation and Related Activities - 15.4%
54,627	Ally Financial, Inc. (a)	972,907
93,047	American Express Co.	6,088,065
19,101	Ameriprise Financial, Inc.	1,831,786
17,310	Associated Banc-Corp	315,734
1,191,603	Bank Of America Corp.	17,349,740
4,950	Bank of Hawaii Corp.	338,629
127,235	Bank Of New York Mellon Corp.	5,119,936
11,736	BankUnited, Inc.	404,892
91,604	BB&T Corp.	3,240,950
3,192	BOK Financial Corp.	192,095
58,896	Capital One Financial Corp.	4,263,481
19,750	CIT Group, Inc.	682,757
344,267	Citigroup, Inc.	15,932,677
35,395	Citizens Financial Group, Inc.	808,776
20,194	Comerica, Inc.	896,614
9,805	Commerce Bancshares, Inc.	459,070
959	Credit Acceptance Corp. (a)	188,223
6,153	Cullen/Frost Bankers, Inc.	393,730
46,996	Discover Financial Services	2,644,465
16,312	East West Bancorp, Inc.	611,537
32,145	Fidelity National Information Services, Inc.	2,115,141
91,909	Fifth Third Bancorp	1,682,854
26,495	First Horizon National Corp.	373,050
40,287	First Niagara Financial Group, Inc.	425,431
16,135	First Republic Bank	1,134,613
10,417	FleetCor Technologies, Inc. (a)	1,611,302
91,735	Huntington Bancshares, Inc.	922,854
421,072	JPMorgan Chase & Co.	26,611,750
96,270	KeyCorp	1,183,158
7,560	LendingClub Corp. (a)	59,724
18,118	M&T Bank Corp.	2,143,722
113,421	MasterCard, Inc. Class A	11,000,703
55,023	New York Community Bancorp, Inc.	826,996
26,478	Northern Trust Corp.	1,882,056
5,903	OneMain Holdings, Inc. (a)	187,833
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
12,698	PacWest Bancorp	$507,666
35,082	People's United Financial, Inc.	543,771
58,755	PNC Financial Services Group, Inc.	5,157,514
11,748	Popular, Inc.	349,151
152,089	Regions Financial Corp.	1,426,595
10,079	Santander Consumer USA Holdings, Inc. (a)	132,740
5,760	Signature Bank (a)	793,901
48,284	SLM Corp. (a)	326,883
46,712	State Street Corp.	2,910,158
58,573	SunTrust Banks, Inc.	2,444,837
5,815	SVB Financial Group (a)	606,388
94,616	Synchrony Financial (a)	2,892,411
14,325	Synovus Financial Corp.	446,367
19,161	TCF Financial Corp.	261,356
7,489	TFS Financial Corp.	134,053
190,089	U.S. Bancorp	8,114,899
222,092	Visa, Inc. Class A	17,154,386
528,596	Wells Fargo & Co.	26,419,228
58,585	Western Union Co.	1,171,700
23,050	Zions Bancorporation	634,336
		187,325,591
Data Processing, Hosting and Related Services - 0.3%
20,410	First Data Corp. (a)	232,470
25,297	Fiserv, Inc. (a)	2,472,023
18,753	Total System Services, Inc.	959,028
		3,663,521
Funds, Trusts, and Other Financial Vehicles - 0.0% (†)
21,453	Chimera Investmentt Corp.	304,633
20,693	Northstar Reality Financial Corp.	264,663
		569,296
Insurance Carriers and Related Activities - 8.1%
49,237	Aflac, Inc.	3,395,876
1,822	Alleghany Corp. (a)	949,772
10,259	Allied World Assurance Co. Holdings AG	365,015
43,938	Allstate Corp.	2,858,167
7,827	American Financial Group, Inc.	540,924
130,432	American International Group, Inc.	7,280,714
837	American National Insurance Co.	97,192
9,286	Amtrust Financial Services, Inc.	230,757
31,986	Aon PLC	3,362,368
14,069	Arch Capital Group Ltd. (a)	991,724
19,058	Arthur J. Gallagher & Co.	877,430
6,986	Aspen Insurance Holdings Ltd.	323,801
7,208	Assurant, Inc.	609,581
16,030	Assured Guaranty Ltd.	414,696
10,768	Axis Capital Holdings Ltd.	573,611
211,016	Berkshire Hathaway, Inc. Class B (a)	30,698,608
13,147	Brown & Brown, Inc.	461,591
52,749	Chubb Limited	6,216,997

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

April 30, 2016 (Unaudited)

Shares		Fair Value
Insurance Carriers and Related Activities (continued)
18,655	Cincinnati Financial Corp.	$1,231,417
3,052	CNA Financial Corp.	96,443
7,073	Endurance Specialty Holdings Ltd.	452,531
2,762	Erie Indemnity Co. Class A	260,705
5,045	Everest Re Group Ltd.	932,821
31,802	FNF Group	1,014,484
56,432	Genworth Financial, Inc. Class A (a)	193,562
5,021	Hanover Insurance Group, Inc.	430,601
45,008	Hartford Financial Services Group, Inc.	1,997,455
27,121	Lincoln National Corp.	1,178,408
32,244	Loews Corp.	1,279,442
1,564	Markel Corp. (a)	1,406,208
60,923	Marsh & McLennan Companies, Inc.	3,847,287
3,076	Mercury General Corp.	162,720
106,287	MetLife, Inc.	4,793,544
29,637	Old Republic International Corp.	547,988
33,416	Principal Financial Group, Inc.	1,426,195
6,231	ProAssurance Corp.	297,406
66,576	Progressive Corp.	2,170,378
51,397	Prudential Financial, Inc.	3,990,463
7,515	Reinsurance Group of America, Inc.	715,578
4,888	RenaissanceRe Holdings Ltd.	542,128
14,306	Torchmark Corp.	828,174
33,457	Travelers Companies, Inc.	3,676,924
28,313	Unum Group	968,588
9,592	Validus Holdings Ltd.	442,095
23,059	Voya Financial, Inc.	748,726
11,034	W.R. Berkley Corp.	617,904
642	White Mountains Insurance Group Ltd.	532,860
34,778	XL Group PLC	1,138,284
		98,170,143
Professional, Scientific, and Technical Services - 0.4%
7,049	Alliance Data Systems Corp. (a)	1,433,132
13,613	Broadridge Financial Solutions, Inc.	814,602
4,747	FactSet Research System, Inc.	715,610
9,276	Jack Henry & Associates, Inc.	751,634
8,653	LPL Investment Holdings, Inc.	228,439
4,391	WEX, Inc. (a)	414,906
		4,358,323
Publishing Industries (except Internet) - 0.2%
11,648	MSCI, Inc. Class A	884,549
3,525	Square, Inc. (a)	52,487
37,411	Thomson Reuters Corp.	1,538,715
		2,475,751
Real Estate - 6.6%
8,178	Alexandria Real Estate Equities, Inc.	760,145
14,786	American Campus Communities, Inc.	661,673
Shares		Fair Value
Real Estate (continued)
37,728	American Capital Agency Corp.	$693,063
22,950	American Homes 4 Rent	363,069
48,001	American Tower Corp.	5,034,345
107,531	Annaly Capital Management, Inc.	1,120,473
17,735	Apartment Investment & Management Co. Class A	710,464
19,902	Apple Hospitality REIT, Inc.	376,745
14,987	AvalonBay Communities, Inc.	2,649,552
17,401	Boston Properties, Inc.	2,242,293
20,409	Brandywine Realty Trust	305,115
19,637	Brixmor Property Group, Inc.	495,834
9,851	Camden Property Trust	795,271
9,381	Care Capital Properties, Inc.	250,191
18,948	CBL & Associates Properties, Inc.	221,313
32,438	CBRE Group, Inc. Class A (a)	961,138
14,195	Columbia Property Trust, Inc.	316,549
13,679	Communications Sales & Leasing, Inc.	317,763
10,723	Corporate Office Properties Trust	275,367
13,275	Corrections Corporation of America	403,825
34,379	DDR Corp.	601,632
16,617	Digital Realty Trust, Inc.	1,461,964
16,554	Douglas Emmett, Inc.	537,177
39,161	Duke Realty Corp.	856,451
12,638	Empire State Realty Trust, Inc.	233,929
14,712	Equity Commonwealth (a)	410,612
9,564	Equity Lifestyle Properties, Inc.	655,038
41,302	Equity Residential	2,811,427
7,420	Essex Property Trust, Inc.	1,635,739
13,942	Extra Space Storage, Inc.	1,184,373
7,801	Federal Realty Investment Trust	1,186,376
24,769	Forest City Realty Trust, Inc.	514,700
6,795	Four Corners Property Trust, Inc.	120,611
18,422	Gaming & Leisure Properties, Inc.	604,057
65,470	General Growth Properties, Inc.	1,835,124
52,384	HCP, Inc.	1,772,151
15,417	Healthcare Trust of America, Inc. Class A	445,397
17,010	Hospitality Properties Trust	435,286
4,505	Howard Hughes Corp. (a)	473,791
5,102	Jones Lang LaSalle, Inc.	587,597
9,995	Kilroy Realty Corp.	647,776
46,842	Kimco Realty Corp.	1,317,197
16,959	Liberty Property Trust	591,869
16,933	Macerich Co.	1,288,263
42,027	MFA Financial, Inc.	290,407
8,553	Mid-America Apartment Communities, Inc.	818,608
15,993	National Retail Properties, Inc.	699,854

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments, continued

April 30, 2016 (Unaudited)

Shares		Fair Value
Real Estate (continued)
21,993	Northstar Asset Management Group, Inc.	$273,593
6,883	Northstar Realty Europe Corp.	82,114
20,732	Omega Healthcare Investors, Inc.	700,120
20,256	Paramount Group, Inc.	338,275
16,511	Piedmont Office Realty Trust, Inc. Class A	328,734
6,192	Post Properties, Inc.	355,173
59,455	Prologis, Inc.	2,699,852
16,438	Public Storage	4,024,187
14,389	Rayonier, Inc.	355,121
16,628	Realogy Holdings Corp. (a)	594,285
28,323	Realty Income Corp.	1,676,722
10,704	Regency Centers Corp.	788,885
26,907	Retail Properties of America, Inc. Class A	430,243
26,671	Senior Housing Properties Trust	468,876
35,321	Simon Property Group, Inc.	7,105,526
11,294	SL Green Realty Corp.	1,186,774
54,421	Spirit Reality Capital, Inc.	622,032
27,027	Starwood Property Trust, Inc.	523,243
10,875	Tanger Factory Outlet Centers, Inc.	381,495
7,017	Taubman Centers, Inc.	487,331
39,440	Two Harbors Investment Corp.	308,815
29,396	UDR, Inc.	1,026,508
37,537	Ventas, Inc.	2,331,798
102,702	VEREIT, Inc.	911,994
21,350	Vornado Realty Trust	2,043,835
21,011	Washington Prime Group, Inc.	220,405
14,052	Weingarten Realty Investors	518,800
39,789	Welltower, Inc.	2,762,152
90,622	Weyerhaeuser Co.	2,910,779
11,835	WP Carey Inc.	723,000
4,995	Zillow Group, Inc. Class A (a)	124,975
9,987	Zillow Group, Inc. Class C (a)	240,087
		80,517,323
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.8%
6,209	Affiliated Managers Group (a)	1,057,517
4,033	Artisan Partners Asset Management, Inc.	130,306
14,242	BlackRock, Inc.	5,074,852
9,475	CBOE Holdings, Inc.	587,071
129,988	Charles Schwab Corp.	3,692,959
36,373	CME Group, Inc.	3,343,042
32,883	E*TRADE Financial Corp. (a)	827,994
13,362	Eaton Vance Corp.	461,390
10,637	Federated Investors, Inc. Class B	336,129
44,010	Franklin Resources, Inc.	1,643,333
49,011	Goldman Sachs Group, Inc.	8,043,195
6,531	Interactive Brokers Group, Inc. Class A	248,178
13,285	IntercontinentalExchange, Inc.	3,188,799
48,882	Invesco Ltd.	1,515,831
Shares		Fair Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities (continued)
14,294	Lazard Ltd. Class A	$515,299
11,078	Legg Mason, Inc.	355,715
173,950	Morgan Stanley	4,707,087
2,162	Morningstar, Inc.	179,878
13,147	NASDAQ OMX Group, Inc.	811,301
38,892	Navient Corp.	531,654
14,496	Raymond James Financial, Inc.	756,256
31,069	S&P Global, Inc.	3,319,723
15,802	SEI Investments Co.	759,760
29,565	T. Rowe Price Group, Inc.	2,225,949
30,299	TD Ameritrade Holding Corp.	903,819
16,277	Vantiv, Inc. Class A (a)	887,748
9,568	Waddell & Reed Financial, Inc. Class A	194,613
		46,299,398
Telecommunications - 0.5%
37,863	Crown Castle International Corp.	3,289,537
7,767	Equinix, Inc.	2,565,829
		5,855,366
Wood Product Manufacturing - 0.1%
37,286	Leucadia National Corp.	621,930
	TOTAL COMMON STOCKS (Cost $457,037,860)	$443,480,752
SHORT TERM INVESTMENTS - 48.7%
Money Market Funds - 48.7%
147,711,499	Dreyfus Treasury Prime Cash Management, 0.15% (b)	$147,711,499
378,507,563	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	378,507,563
66,667,306	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (b)	66,667,306
	TOTAL SHORT TERM INVESTMENTS (Cost $592,886,368) (c)	$592,886,368
	TOTAL INVESTMENTS (Cost $1,049,924,228) - 85.2%	$1,036,367,120
	Other Assets in Excess of Liabilities - 14.8%	180,451,564
	TOTAL NET ASSETS - 100.0%	$1,216,818,684

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $592,886,368.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	482,724	$572,716,777	(0.739%)	1/26/2017	$54,747,763
Citibank N.A.	Russell 1000® Financial Services Index	360,000	422,772,776	(0.891%)	2/21/2017	45,378,443
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	233,930	296,270,980	(0.841%)	4/4/2017	7,051,796
Deutsche Bank AG London	Russell 1000® Financial Services Index	201,866	259,749,849	(0.741%)	4/18/2017	1,935,067
BNP Paribas	Russell 1000® Financial Services Index	89,990	120,083,631	(0.791%)	6/21/2017	(2,850,215)
BNP Paribas	Russell 1000® Financial Services Index	162,825	194,809,126	(0.791%)	8/16/2017	17,007,000
BNP Paribas	Russell 1000® Financial Services Index	96,790	114,264,213	(0.791%)	9/20/2017	11,492,790
BNP Paribas	Russell 1000® Financial Services Index	86,840	113,398,156	(0.791%)	11/15/2017	(823,866)
UBS Securities LLC	Russell 1000® Financial Services Index	347,763	426,172,890	(0.841%)	11/17/2017	26,132,063
Credit Suisse International	Russell 1000® Financial Services Index	411,475	517,356,595	(0.781%)	3/13/2018	20,289,188
			$3,037,594,993			$180,360,029

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.7%
Money Market Funds - 81.7%
44,326,997	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$44,326,997
228,727,822	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	228,727,822
23,130,189	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	23,130,189
	TOTAL SHORT TERM INVESTMENTS (Cost $296,185,008) (b)	$296,185,008
	TOTAL INVESTMENTS (Cost $296,185,008) - 81.7%	$296,185,008
	Other Assets in Excess of Liabilities - 18.3%	66,535,107
	TOTAL NET ASSETS - 100.0%	$362,720,115

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $296,185,008.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	241,363	$295,973,993	0.291%	1/9/2017	$(18,192,056)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	63,715	80,061,350	0.141%	1/18/2017	(2,607,963)
Citibank N.A.	Russell 1000® Financial Services Index	86,660	99,673,677	(0.309%)	2/21/2017	(13,350,039)
BNP Paribas	Russell 1000® Financial Services Index	16,526	19,637,433	(0.309%)	3/15/2017	(1,928,597)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	109,664	133,921,722	0.039%	3/28/2017	(8,552,829)
BNP Paribas	Russell 1000® Financial Services Index	2,365	2,673,748	(0.309%)	8/16/2017	(407,498)
Deutsche Bank AG London	Russell 1000® Financial Services Index	58,307	75,856,428	0.041%	8/21/2017	133,206
BNP Paribas	Russell 1000® Financial Services Index	85,000	105,899,405	(0.309%)	10/18/2017	(4,368,385)
BNP Paribas	Russell 1000® Financial Services Index	37,580	49,002,245	(0.309%)	11/15/2017	274,118
Credit Suisse International	Russell 1000® Financial Services Index	138,346	164,370,399	(0.159%)	3/13/2018	(15,875,079)
			$1,027,070,400			$(64,875,122)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 20.9%
11,233,495	Market Vectors® Gold Miners ETF	$290,161,176
	TOTAL INVESTMENT COMPANIES (Cost $269,432,515)	$290,161,176
SHORT TERM INVESTMENTS - 44.1%
Money Market Funds - 44.1%
274,906,122	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$274,906,122
281,590,349	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	281,590,349
55,555,182	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	55,555,182
	TOTAL SHORT TERM INVESTMENTS (Cost $612,051,653) (b)	$612,051,653
	TOTAL INVESTMENTS (Cost $881,484,168) - 65.0%	$902,212,829
	Other Assets in Excess of Liabilities - 35.0%	486,296,452
	TOTAL NET ASSETS - 100.0%	$1,388,509,281

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $612,051,653.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Gold Miners ETF	20,226,975	$284,325,402	(0.991%)	8/23/2016	$238,378,499
UBS Securities LLC	Market Vectors® Gold Miners ETF	24,875,963	482,879,162	(0.941%)	1/23/2017	159,217,332
Citibank N.A.	Market Vectors® Gold Miners ETF	15,214,331	296,912,180	(0.941%)	3/16/2017	95,620,833
Bank of America Merrill Lynch	Market Vectors® Gold Miners ETF	10,000,000	202,955,583	(0.839%)	3/28/2017	55,150,048
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	15,140,405	336,513,715	(0.991%)	4/19/2017	54,320,188
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	43,508,837	998,322,018	(0.891%)	5/11/2017	125,227,652
BNP Paribas	Market Vectors® Gold Miners ETF	1,129,886	16,816,066	(0.691%)	7/19/2017	12,332,627
BNP Paribas	Market Vectors® Gold Miners ETF	10,563,165	158,281,470	(0.691%)	8/16/2017	114,298,992
BNP Paribas	Market Vectors® Gold Miners ETF	9,376,515	172,618,598	(0.691%)	9/20/2017	69,337,574
			$2,949,624,194			$923,883,745

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Index Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 131.9%
Money Market Funds - 131.9%
46,076,215	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$46,076,215
192,505,103	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	192,505,103
147,597,165	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	147,597,165
	TOTAL SHORT TERM INVESTMENTS (Cost $386,178,483) (b)	$386,178,483
	TOTAL INVESTMENTS (Cost $386,178,483) - 131.9%	$386,178,483
	Liabilities in Excess of Other Assets - (31.9%)	(93,494,784)
	TOTAL NET ASSETS - 100.0%	$292,683,699

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $386,178,483.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Gold Miners ETF	6,938,723	$139,192,653	0.091%	8/23/2016	$(40,021,324)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	5,787,703	130,309,403	0.291%	1/25/2017	(19,181,231)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	13,020,545	257,108,441	0.091%	3/17/2017	(79,190,487)
Bank of America Merrill Lynch	Market Vectors® Gold Miners ETF	8,250,000	166,864,120	0.239%	3/28/2017	(46,197,118)
			$693,474,617			$(184,590,160)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 12.7%
427,822	Health Care Select Sector SPDR® Fund	$29,857,697
	TOTAL INVESTMENT COMPANIES (Cost $29,510,774)	$29,857,697
SHORT TERM INVESTMENTS - 57.3%
Money Market Funds - 57.3%
79,262,525	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$79,262,525
55,141,257	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	55,141,257
	TOTAL SHORT TERM INVESTMENTS (Cost $134,403,782) (b)	$134,403,782
	TOTAL INVESTMENTS (Cost $163,914,556) - 70.0%	$164,261,479
	Other Assets in Excess of Liabilities - 30.0%	70,508,998
	TOTAL NET ASSETS - 100.0%	$234,770,477

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $134,403,782.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Health Care Select Sector SPDR® Fund	450,497	$20,571,483	(0.741%)	5/23/2016	$11,851,140
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	890,303	63,255,037	(0.739%)	5/25/2016	(1,061,437)
Citibank N.A.	Health Care Select Sector SPDR® Fund	6,064,246	391,732,806	(0.741%)	5/27/2016	33,273,861
BNP Paribas	Health Care Select Sector SPDR® Fund	145,681	9,994,258	(0.691%)	9/20/2017	166,347
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	60,325	4,086,425	(0.541%)	10/3/2017	132,178
BNP Paribas	Health Care Select Sector SPDR® Fund	1,717,224	118,067,988	(0.691%)	10/18/2017	1,705,494
BNP Paribas	Health Care Select Sector SPDR® Fund	335,985	23,876,659	(0.691%)	11/15/2017	(433,706)
			$631,584,656			$45,633,877

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Healthcare Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.8%
Money Market Funds - 65.8%
32,915	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$32,915
1,240,483	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,240,483
	TOTAL SHORT TERM INVESTMENTS (Cost $1,273,398) (b)	$1,273,398
	TOTAL INVESTMENTS (Cost $1,273,398) - 65.8%	$1,273,398
	Other Assets in Excess of Liabilities - 34.2%	663,255
	TOTAL NET ASSETS - 100.0%	$1,936,653

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,273,398.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Health Care Select Sector SPDR® Fund	6,736	$469,642	0.241%	1/3/2017	$(446)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	8,069	566,032	(0.011%)	3/28/2017	2,894
Credit Suisse International	Health Care Select Sector SPDR® Fund	68,449	4,907,827	0.091%	6/5/2017	96,060
			$5,943,501			$98,508

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 52.7%
49,000	iShares U.S. Home Construction ETF	$1,302,910
	TOTAL INVESTMENT COMPANIES (Cost $1,430,681)	$1,302,910
SHORT TERM INVESTMENTS - 51.9%
Money Market Funds - 51.9%
1,023,216	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	$1,023,216
260,056	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	260,056
	TOTAL SHORT TERM INVESTMENTS (Cost $1,283,272) (b)	$1,283,272
	TOTAL INVESTMENTS (Cost $2,713,953) - 104.6%	$2,586,182
	Liabilities in Excess of Other Assets - (4.6)%	(113,445)
	TOTAL NET ASSETS - 100.0%	$2,472,737

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,283,272.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	846	$4,070,645	(0.841%)	9/20/2016	$(55,029)
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	394	1,680,605	(0.741%)	12/28/2016	190,230
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	48	237,589	(0.641%)	5/19/2017	(9,733)
			$5,988,839			$125,468

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Homebuilders & Supplies Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.0%
Money Market Funds - 74.0%
61,997	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$61,997
2,101,897	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	2,101,897
830,823	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	830,823
	TOTAL SHORT TERM INVESTMENTS (Cost $2,994,717) (b)	$2,994,717
	TOTAL INVESTMENTS (Cost $2,994,717) - 74.0%	$2,994,717
	Other Assets in Excess of Liabilities - 26.0%	1,054,217
	TOTAL NET ASSETS - 100.0%	$4,048,934

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,994,717.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	1,634	$8,650,825	(0.109%)	9/20/2016	$837,192
Morgan Stanley Capital Services	Dow Jones U.S. Select Home Construction Index	751	3,613,943	0.091%	2/14/2017	48,333
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	174	677,935	(0.011%)	7/26/2017	(149,363)
			$12,942,703			$736,162

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 44.6%
3,886,462	VanEck VectorsTM Junior Gold Miners ETF	$149,706,516
	TOTAL INVESTMENT COMPANIES (Cost $126,456,499)	$149,706,516
SHORT TERM INVESTMENTS - 32.2%
Money Market Funds - 32.2%
26,774,116	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$26,774,116
63,325,997	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	63,325,997
17,876,490	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	17,876,490
	TOTAL SHORT TERM INVESTMENTS (Cost $107,976,603) (b)	$107,976,603
	TOTAL INVESTMENTS - 76.8% (Cost $234,433,102)	$257,683,119
	Other Assets in Excess of Liabilities - 23.2%	77,937,560
	TOTAL NET ASSETS - 100.0%	$335,620,679

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $107,976,603.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	2,725,659	$79,446,827	(1.191%)	1/3/2017	$25,478,660
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	3,487,861	70,387,280	(0.641%)	5/16/2016	64,074,524
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	3,963,789	76,941,799	(0.891%)	8/23/2016	75,556,868
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	8,111,002	312,435,797	(0.691%)	6/21/2017	3,965
UBS Securities, LLC	VanEck VectorsTM Junior Gold Miners ETF	2,259,248	47,644,110	(0.941%)	11/25/2016	39,494,040
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	1,705,839	33,452,225	(0.941%)	10/8/2018	32,163,070
			$620,308,038			$236,771,127

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 146.2%
Money Market Funds - 146.2%
11,520,255	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$11,520,255
39,887,252	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	39,887,252
14,793,125	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	14,793,125
	TOTAL SHORT TERM INVESTMENTS (Cost $66,200,632) (b)	$66,200,632
	TOTAL INVESTMENTS (Cost $66,200,632) - 146.2%	$66,200,632
	Liabilities in excess of Other Assets - (46.2)%	(20,925,694)
	TOTAL NET ASSETS - 100.0%	$45,274,938

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $66,200,632.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	790,209	$17,609,624	0.091%	6/17/2016	$(12,826,173)
UBS Securities LLC	VanEck VectorsTM Junior Gold Miners ETF	604,789	14,812,803	0.141%	11/22/2016	(8,521,871)
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	996,596	28,628,596	0.091%	3/9/2017	(9,758,677)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	1,134,798	37,886,522	(0.159%)	6/21/2017	(5,826,781)
			$98,937,545			$(36,933,502)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 2.7%
Administrative and Support Services - 0.1%
1,970	Memorial Resource Dev Corp. (a)	$25,768
Oil and Gas Extraction - 2.0%
1,883	Anadarko Petroleum Corp.	99,347
1,595	Apache Corp.	86,768
2,785	Cabot Oil & Gas Corp.	65,169
552	Cimarex Energy Co.	60,102
719	Concho Resources, Inc. (a)	83,526
2,988	Devon Energy Corp.	103,624
496	Diamondback Energy, Inc. (a)	42,944
1,071	Gulfport Energy Corp. (a)	33,522
1,561	Hess Corp.	93,067
471	Matador Resources Co. (a)	10,150
1,426	Newfield Exploration Co. (a)	51,692
2,038	Noble Energy, Inc.	73,592
409	PDC Energy, Inc. (a)	25,681
620	Pioneer Natural Resources Co.	102,982
2,049	QEP Resources, Inc.	36,739
1,550	Range Resources Corp.	68,371
778	SM Energy Co.	24,242
4,422	Southwestern Energy Co. (a)	59,387
2,630	WPX Energy, Inc. (a)	25,406
		1,146,311
Petroleum and Coal Products Manufacturing - 0.3%
5,789	Marathon Oil Corp.	81,567
1,356	Murphy Oil Corp.	48,464
3,746	Statoil ASA ADR	65,892
		195,923
Support Activities for Mining - 0.1%
5,862	Antero Resources Corp. (a)	49,780
12,498	Rice Energy, Inc. (a)	9,763
10,935	Synergy Resources Corp. (a)	3,032
		62,575
Utilities - 0.2%
885	EQT Corp.	62,038
1,925	Kinder Morgan, Inc.	34,188
1,074	Spectra Energy Corp.	33,584
		129,810
Water Transportation - 0.0% (††)
513	Golar LNG Limited	8,505
	TOTAL COMMON STOCKS (Cost $1,573,212)	$1,568,892
Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 0.3%
Oil and Gas Extraction - 0.3%
1,116	Columbia Pipeline Group, Inc.	$28,592
955	Enbridge Energy Partners LP	20,666
189	EQT Midstream Partners LP	14,986
101	NuStar Energy LP	5,094
688	ONEOK Partners LP	24,397
423	Spectra Energy Partners LP	21,332
169	Western Gas Partners LP	8,257
1,590	Williams Partners LP	48,066
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $169,339)	$171,390
SHORT TERM INVESTMENTS - 57.8%
Money Market Funds - 57.8%
22,554,135	Dreyfus Treasury Prime Cash Management, 0.15% (b)	$22,554,135
4,636,855	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	4,636,855
6,285,979	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (b)	6,285,979
	TOTAL SHORT TERM INVESTMENTS (Cost $33,476,969) (c)	$33,476,969
	TOTAL INVESTMENTS - 60.8% (Cost $35,219,520)	$35,217,251
	Other Assets in Excess of Liabilities - 39.2%	22,733,894
	TOTAL NET ASSETS - 100.0%	$57,951,145

Percentages are stated as a percent of net assets.

(††)  Less than 0.005%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,476,969.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	819,131	$23,117,920	(0.741%)	8/23/2016	$938,182
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	804,763	19,868,905	(0.591%)	1/17/2017	3,777,354
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	968,977	28,591,994	0.059%	4/18/2017	(126,380)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	3,169,410	88,965,339	(0.641%)	5/19/2017	4,152,088
BNP Paribas	ISE-Revere Natural Gas IndexTM	99,889	2,854,399	(0.691%)	9/20/2017	78,968
			$163,398,557			$8,820,212

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.5%
Money Market Funds - 85.5%
3,259,916	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$3,259,916
1,590,762	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	1,590,762
3,850,170	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	3,850,170
	TOTAL SHORT TERM INVESTMENTS (Cost $8,700,848) (b)	$8,700,848
	TOTAL INVESTMENTS (Cost $8,700,848) - 85.5%	$8,700,848
	Other Assets in Excess of Liabilities - 14.5%	1,471,273
	TOTAL NET ASSETS - 100.0%	$10,172,121

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,700,848.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	41,548	$1,067,623	(0.559%)	12/7/2016	$(154,664)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	315,797	8,026,048	(1.559%)	3/10/2017	(1,268,549)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	469,096	13,326,851	(1.559%)	5/1/2017	(457,049)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	186,773	6,153,302	(0.059%)	6/5/2017	642,310
BNP Paribas	ISE-Revere Natural Gas IndexTM	26,176	641,969	(1.309%)	10/18/2017	(127,876)
			$29,215,793			$(1,365,828)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 3.3%
36,223	Vanguard REIT ETF	$2,964,128
	TOTAL INVESTMENT COMPANIES (Cost $2,883,239)	$2,964,128
SHORT TERM INVESTMENTS - 64.8%
Money Market Funds - 64.8%
12,858,952	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$12,858,952
30,171,528	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	30,171,528
14,446,173	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	14,446,173
	TOTAL SHORT TERM INVESTMENTS (Cost $57,476,653) (b)	$57,476,653
	TOTAL INVESTMENTS (Cost $60,359,892) - 68.1%	$60,440,781
	Other Assets in Excess of Liabilities - 31.9%	28,243,310
	TOTAL NET ASSETS - 100.0%	$88,684,091

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $57,476,653.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	41,747	$46,801,590	(0.939%)	7/26/2016	$639,808
Morgan Stanley Capital Services	MSCI US REIT IndexSM	60,157	64,146,626	(0.791%)	8/17/2016	4,691,753
Credit Suisse International	MSCI US REIT IndexSM	48,667	52,070,351	(0.791%)	2/13/2017	3,318,917
Deutsche Bank AG London	MSCI US REIT IndexSM	33,152	34,173,457	(0.641%)	3/17/2017	3,487,853
Citibank N.A.	MSCI US REIT IndexSM	18,592	20,456,817	(0.991%)	4/7/2017	641,607
BNP Paribas	MSCI US REIT IndexSM	19,505	22,534,300	(0.691%)	10/18/2017	(482,473)
BNP Paribas	MSCI US REIT IndexSM	11,130	12,731,630	(0.691%)	11/15/2017	(155,693)
			$252,914,771			$12,141,772

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.0%
Money Market Funds - 71.0%
4,853,180	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$4,853,180
4,057,530	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	4,057,530
2,709,366	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	2,709,366
	TOTAL SHORT TERM INVESTMENTS (Cost $11,620,076) (b)	$11,620,076
	TOTAL INVESTMENTS (Cost $11,620,076) - 71.0%	$11,620,076
	Other Assets in Excess of Liabilities - 29.0%	4,742,200
	TOTAL NET ASSETS - 100.0%	$16,362,276

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $11,620,076.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	4,860	$5,464,323	(0.509%)	5/10/2016	$(48,415)
Deutsche Bank AG London	MSCI US REIT IndexSM	1,922	2,123,279	(0.459%)	3/17/2017	(55,922)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	7,920	8,300,793	(0.309%)	3/23/2017	(716,156)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	1,926	1,952,560	(0.261%)	3/28/2017	(240,799)
Citibank N.A.	MSCI US REIT IndexSM	19,779	22,048,959	0.191%	4/7/2017	(359,804)
BNP Paribas	MSCI US REIT IndexSM	7,058	8,165,415	(0.209%)	11/15/2017	187,374
			$48,055,329			$(1,233,722)
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 30.7%
Credit Intermediation and Related Activities - 30.7%
992	Associated Banc-Corp	$18,094
845	BancorpSouth, Inc.	19,849
260	Bank of Hawaii Corp.	17,787
426	Bank of the Ozarks, Inc.	17,594
514	BankUnited, Inc.	17,733
632	Cathay General Bancorp	19,289
840	Citizens Financial Group, Inc.	19,194
596	Columbia Banking System, Inc.	17,576
396	Commerce Bancshares, Inc.	18,541
464	Community Bank System, Inc.	18,360
140	Credicorp Ltd.	20,359
323	Cullen/Frost Bankers, Inc.	20,669
1,024	CVB Financial Corp.	17,592
547	East West Bancorp, Inc.	20,507
1,360	F.N.B. Corp.	17,979
1,066	Fifth Third Bancorp	19,518
70	First Citizens BancShares, Inc. Class A	17,850
602	First Financial Bankshares, Inc.	19,493
1,360	First Horizon National Corp.	19,149
267	First Republic Bank	18,775
841	FirstMerit Corp.	18,637
1,314	Fulton Financial Corp.	18,383
705	Glacier Bancorp, Inc.	18,252
779	Hancock Holding Co.	20,231
433	Home Bancshares, Inc.	18,615
1,868	Huntington Bancshares, Inc.	18,792
1,550	Investors Bancorp, Inc.	17,902
160	M&T Bank Corp.	18,931
274	Northern Trust Corp.	19,476
481	PacWest Bancorp	19,230
370	Pinnacle Financial Partners, Inc.	18,193
632	Popular, Inc.	18,783
460	PrivateBancorp, Inc.	19,141
389	Prosperity Bancshares, Inc.	20,527
130	Signature Bank (a)	17,918
1,134	Sterling Bancorp	18,530
490	SunTrust Banks, Inc.	20,453
176	SVB Financial Group (a)	18,353
614	Synovus Financial Corp.	19,132
Shares		Fair Value
Credit Intermediation and Related Activities (continued)
1,452	TCF Financial Corp.	$19,805
472	Texas Capital Bancshares, Inc. (a)	21,627
771	Trustmark Corp.	18,897
341	UMB Financial Corp.	19,011
1,113	Umpqua Holdings Corp.	17,619
485	United Bankshares, Inc.	18,765
1,868	Valley National Bancorp	17,671
574	Western Alliance Bancorp (a)	20,997
406	Wintrust Financial Corp.	21,120
732	Zions Bancorporation	20,145
	TOTAL COMMON STOCKS (Cost $964,589)	$931,044
SHORT TERM INVESTMENTS - 45.1%
Money Market Funds - 45.1%
331,396	Dreyfus Treasury Prime Cash Management, 0.15% (b)	$331,396
1,038,611	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	1,038,611
	TOTAL SHORT TERM INVESTMENTS (Cost $1,370,007) (c)	$1,370,007
	TOTAL INVESTMENTS (Cost $2,334,596) - 75.8%	$2,301,051
	Other Assets in Excess of Liabilities - 24.2%	734,722
	TOTAL NET ASSETS - 100.0%	$3,035,773

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,370,007.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Solactive Regional Bank Index	28,859	$4,185,426	(0.891%)	9/20/2016	$96,478
UBS Securities LLC	Solactive Regional Bank Index	17,491	2,480,193	(0.641%)	10/21/2016	96,068
Citibank N.A.	Solactive Regional Bank Index	9,177	1,298,718	(0.991%)	2/28/2017	52,957
			$7,964,337			$245,503

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Regional Banks Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
234,016	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$234,016
846,991	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	846,991
	TOTAL SHORT TERM INVESTMENTS (Cost $1,081,007) (b)	$1,081,007
	TOTAL INVESTMENTS (Cost $1,081,007) - 69.3%	$1,081,007
	Other Assets in Excess of Liabilities - 30.7%	480,007
	TOTAL NET ASSETS - 100.0%	$1,561,014

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,081,007.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Solactive Regional Bank Index	25,753	$3,973,584	(0.009%)	9/20/2016	$124,302
UBS Securities LLC	Solactive Regional Bank Index	990	146,028	0.241%	2/3/2017	276
Citibank N.A.	Solactive Regional Bank Index	5,060	723,841	0.191%	2/13/2017	(21,647)
			$4,843,453			$102,931

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 14.9%
Broadcasting (except Internet) - 0.2%
2,951	Liberty Interactive Corp. Class A (a)	$77,316
Building Material and Garden Equipment and Supplies Dealers - 3.3%
7,776	Home Depot, Inc.	1,041,129
5,372	Lowe's Companies, Inc.	408,379
		1,449,508
Clothing and Clothing Accessories Stores - 1.6%
127	Dillard's, Inc. Class A	8,947
406	DSW, Inc. Class A	9,975
837	Foot Locker, Inc.	51,425
1,350	Gap, Inc.	31,293
1,481	L Brands, Inc.	115,948
763	Nordstrom, Inc.	39,012
2,477	Ross Stores, Inc.	140,644
4,073	TJX Companies, Inc.	308,815
522	Urban Outfitters, Inc. (a)	15,827
		721,886
Electronics and Appliance Stores - 0.2%
388	Aaron's, Inc.	10,169
1,670	Best Buy Co., Inc.	53,574
641	GameStop Corp. Class A	21,025
		84,768
Furniture and Home Furnishings Stores - 0.2%
938	Bed Bath & Beyond, Inc. (a)	44,293
549	Williams-Sonoma, Inc.	32,270
		76,563
General Merchandise Stores - 4.0%
2,634	Costco Wholesale Corp.	390,174
1,715	Dollar General Corp.	140,476
1,378	Dollar Tree, Inc. (a)	109,840
1,826	J.C. Penney Co., Inc. (a)	16,945
1,136	Kohl's Corp.	50,325
1,882	Macy's, Inc.	74,508
79	Sears Holdings Corp. (a)	1,294
3,591	Target Corp.	285,485
817	Tractor Supply Co.	77,337
9,455	Wal-Mart Stores, Inc.	632,256
		1,778,640
Health and Personal Care Stores - 0.2%
875	Sally Beauty Holdings, Inc. (a)	27,475
385	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	80,188
		107,663
Merchant Wholesalers, Durable Goods - 0.4%
605	O'Reilly Automotive, Inc. (a)	158,921
Merchant Wholesalers, Nondurable Goods - 0.0% (†)
460	CST Brands, Inc.	17,374
Miscellaneous Store Retailers - 0.1%
3,277	Office Depot, Inc. (a)	19,269
3,835	Staples, Inc.	39,117
		58,386
Shares		Fair Value
Motion Picture and Sound Recording Industries - 0.5%
2,540	Netflix, Inc. (a)	$228,676
Motor Vehicle and Parts Dealers - 0.7%
438	Advance Auto Parts, Inc.	68,372
410	AutoNation, Inc. (a)	20,767
187	AutoZone, Inc. (a)	143,098
1,172	CarMax, Inc. (a)	62,057
255	Penske Automotive Group, Inc.	9,978
		304,272
Nonstore Retailers - 3.4%
2,282	Amazon.com, Inc. (a)	1,505,184
Petroleum and Coal Products Manufacturing - 0.0% (†)
249	Murphy USA, Inc. (a)	14,298
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.1%
286	Cabela's, Inc. (a)	14,915
551	Dick's Sporting Goods, Inc.	25,533
375	The Michaels Companies, Inc. (a)	10,661
		51,109
	TOTAL COMMON STOCKS (Cost $6,598,659)	$6,634,564
SHORT TERM INVESTMENTS - 48.3%
Money Market Funds - 48.3%
6,755,447	Dreyfus Treasury Prime Cash Management, 0.15% (b)	$6,755,447
5,581,182	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	5,581,182
9,058,132	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (b)	9,058,132
	TOTAL SHORT TERM INVESTMENTS (Cost $21,394,761) (c)	$21,394,761
	TOTAL INVESTMENTS (Cost $27,993,420) - 63.2%	$28,029,325
	Other Assets in Excess of Liabilities - 36.8%	16,309,246
	TOTAL NET ASSETS - 100.0%	$44,338,571

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,394,761.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Russell Retail 1000® Index	12,100	$34,344,824	(0.641%)	10/21/2016	$299,675
Citibank N.A.	Russell Retail 1000® Index	12,592	33,270,340	(0.691%)	11/1/2016	2,844,947
Credit Suisse International	Russell Retail 1000® Index	4,363	11,801,307	(0.591%)	2/13/2017	717,125
Morgan Stanley Capital Services	Russell Retail 1000® Index	15,094	40,255,419	(0.741%)	3/23/2017	3,009,074
			$119,671,890			$6,870,821

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 1.3%
61,226	SPDR® S&P Biotech ETF	$3,304,367
	TOTAL INVESTMENT COMPANIES (Cost $3,370,380)	$3,304,367
SHORT TERM INVESTMENTS - 61.9%
Money Market Funds - 61.9%
25,064,912	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$25,064,912
78,331,078	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	78,331,078
49,575,162	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.21% (a)	49,575,162
	TOTAL SHORT TERM INVESTMENTS (Cost $152,971,152) (b)	$152,971,152
	TOTAL INVESTMENTS (Cost $156,341,532) - 63.2%	$156,275,519
	Other Assets in Excess of Liabilities - 36.8%	91,143,550
	TOTAL NET ASSETS - 100.0%	$247,419,069

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $152,971,152.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	29,873	$128,118,088	0.209%	9/2/2016	$(3,146,187)
Credit Suisse International	S&P Biotechnology Select Industry Index	28,077	110,586,593	0.059%	1/20/2017	6,900,317
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	39,276	148,586,579	0.361%	3/28/2017	15,910,372
Morgan Stanley Capital Services	S&P Biotechnology Select Industry Index	56,385	220,296,743	1.209%	4/10/2017	15,902,043
UBS Securities LLC	S&P Biotechnology Select Industry Index	23,067	102,008,545	0.309%	5/12/2017	(5,521,133)
			$709,596,548			$30,045,412

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%
10,225,090	Dreyfus Treasury Prime Cash Management Fund, 0.15% (a)	$10,225,090
20,057,397	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	20,057,397
	TOTAL SHORT TERM INVESTMENTS (Cost $30,282,487) (b)	$30,282,487
	TOTAL INVESTMENTS (Cost $30,282,487) - 55.4%	$30,282,487
	Other Assets in Excess of Liabilities - 44.6%	24,420,952
	TOTAL NET ASSETS - 100.0%	$54,703,439

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $30,282,487.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	S&P Biotechnology Select Industry Index	9,180	$50,044,621	(0.809%)	9/2/2016	$11,472,608
UBS Securities LLC	S&P Biotechnology Select Industry Index	23,446	99,806,592	(0.809%)	9/20/2016	1,692,570
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	6,613	28,121,156	(0.862%)	5/25/2017	461,078
			$177,972,369			$13,626,256

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
6,987,971	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$6,987,971
14,420,248	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	14,420,248
9,562,755	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	9,562,755
	TOTAL SHORT TERM INVESTMENTS (Cost $30,970,974) (b)	$30,970,974
	TOTAL INVESTMENTS (Cost $30,970,974) - 49.2%	$30,970,974
	Other Assets in Excess of Liabilities - 50.8%	31,935,299
	TOTAL NET ASSETS - 100.0%	$62,906,273

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,970,974.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	2,278	$10,225,895	0.409%	7/19/2016	$2,175,466
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	5,682	21,792,186	1.059%	8/8/2016	9,225,473
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	416	1,667,439	0.309%	9/30/2016	601,724
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	11,474	62,600,931	(0.541%)	11/28/2016	(209,684)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	11,383	42,492,239	0.209%	3/10/2017	19,506,427
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	1,361	5,994,533	(0.691%)	9/20/2017	1,406,318
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	2,113	10,100,491	(0.691%)	10/18/2017	1,390,269
			$154,873,714			$34,095,993

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 96.6%
Money Market Funds - 96.6%
778,831	Dreyfus Treasury Prime Cash Management 0.15% (a)	$778,831
22,508,026	Goldman Sachs Financial Square Treasury Instruments Fund 0.15% (a)	22,508,026
7,291,227	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.22% (a)	7,291,227
	TOTAL SHORT TERM INVESTMENTS (Cost $30,578,084) (b)	$30,578,084
	TOTAL INVESTMENTS (Cost $30,578,084) - 96.6%	$30,578,084
	Other Assets in Excess of Liabilities - 3.4%	1,069,220
	TOTAL NET ASSETS - 100.0%	$31,647,304

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,578,084.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities, LLC	S&P Oil & Gas Exploration & Production Select Industry Index	1,457	$7,301,816	(1.209%)	6/30/2016	$(662,968)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	249	1,076,948	(1.559%)	1/25/2017	(280,421)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	8,458	42,533,397	(1.559%)	2/6/2017	(3,491,167)
Morgan Stanley Capital Services	S&P Oil & Gas Exploration & Production Select Industry Index	4,181	20,298,070	(1.559%)	3/10/2017	(2,461,856)
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	1,579	6,175,785	(0.559%)	8/16/2017	(2,440,021)
BNP Paribas	S&P Oil & Gas Exploration & Production Select Industry Index	1,536	7,012,562	(0.559%)	9/20/2017	(1,353,607)
			$84,398,578			$(10,690,040)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 42.8%
Computer and Electronic Product Manufacturing - 40.3%
24,757	Analog Devices, Inc.	$1,394,314
69,518	Applied Materials, Inc.	1,423,034
12,325	ARM Holdings Plc ADR	507,667
27,655	Broadcom Limited	4,030,716
6,845	Cavium, Inc. (a)	337,938
39,874	Cypress Semiconductor Corp.	360,062
16,889	Infinera Corporation (a)	200,810
16,170	Integrated Device Technology, Inc. (a)	311,758
88,666	Intel Corp.	2,684,807
4,044	InterDigital, Inc.	230,427
28,590	Linear Technology Corp.	1,271,683
61,826	Marvell Technology Group Ltd.	617,024
34,210	Maxim Integrated Products, Inc.	1,221,981
24,333	Microchip Technology, Inc.	1,182,341
123,407	Micron Technology, Inc. (a)	1,326,625
13,425	Microsemi Corp. (a)	453,631
4,803	Monolithic Power Systems, Inc.	299,803
41,831	NVIDIA Corp.	1,486,255
18,414	NXP Semiconductors NV (a)	1,570,346
49,224	ON Semiconductor Corp. (a)	466,151
16,376	Qorvo, Inc. (a)	737,411
51,656	QUALCOMM, Inc.	2,609,661
4,345	Silicon Laboratories, Inc. (a)	203,346
19,741	Skyworks Solutions, Inc.	1,319,094
103,824	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,449,208
24,408	Teradyne, Inc.	461,555
49,483	Texas Instruments, Inc.	2,822,510
27,781	Xilinx, Inc.	1,196,806
		33,176,964
Machinery Manufacturing - 2.5%
6,874	ASML Holding NV ADR	664,028
17,895	Lam Research Corp.	1,367,178
		2,031,206
	TOTAL COMMON STOCKS (Cost $36,944,578)	$35,208,170
Shares		Fair Value
SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
13,733,486	Dreyfus Treasury Prime Cash Management, 0.15% (b)	$13,733,486
18,764,450	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (b)	18,764,450
15,261,277	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (b)	15,261,277
	TOTAL SHORT TERM INVESTMENTS (Cost $47,759,213) (c)	$47,759,213
	TOTAL INVESTMENTS - 100.9% (Cost $84,703,791)	$82,967,383
	Liabilities in Excess of Other Assets - (0.9)% (d)	(742,747)
	TOTAL NET ASSETS - 100.0%	$82,224,636

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at April 30, 2016.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,759,213.

(d)  Includes $10,125 cash segregated as collateral for swap contracts.

ADR American Depository Receipt

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	PHLX Semiconductor Sector Index	156,877	$93,794,195	(0.691%)	10/10/2016	$7,672,635
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	97,299	65,108,251	(0.641%)	4/4/2017	(2,300,238)
Citibank N.A.	PHLX Semiconductor Sector Index	73,519	49,415,979	(0.689%)	5/22/2017	(1,955,183)
			$208,318,425			$3,417,214

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 55.2%
Money Market Funds - 55.2%
14,770,322	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$14,770,322
14,179,373	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	14,179,373
	TOTAL SHORT TERM INVESTMENTS (Cost $28,949,695) (b)	$28,949,695
	TOTAL INVESTMENTS (Cost $28,949,695) - 55.2%	$28,949,695
	Other Assets in Excess of Liabilities - 44.8%	23,500,002
	TOTAL NET ASSETS - 100.0%	$52,449,697

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,949,695.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PHLX Semiconductor Sector Index	23,302	$15,567,238	(0.009%)	6/1/2016	$423,406
Bank of America Merrill Lynch	PHLX Semiconductor Sector Index	12,494	7,350,221	0.039%	8/26/2016	(754,710)
Citibank N.A.	PHLX Semiconductor Sector Index	37,017	23,501,319	0.041%	9/27/2016	(426,255)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	66,164	43,961,191	0.041%	3/8/2017	1,224,008
UBS Securities LLC	PHLX Semiconductor Sector Index	87,548	57,573,364	0.191%	5/19/2017	1,063,268
BNP Paribas	PHLX Semiconductor Sector Index	17,313	11,568,064	(0.059%)	10/18/2017	384,848
			$159,521,397			$1,914,565

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 26.6%
923,379	Technology Select Sector SPDR Fund	$38,901,957
	TOTAL INVESTMENT COMPANIES (Cost $39,025,670)	$38,901,957
SHORT TERM INVESTMENTS - 58.3%
Money Market Funds - 58.3%
20,971,640	Dreyfus Treasury Prime Cash Management 0.15% (a)	$20,971,640
49,807,037	Goldman Sachs Financial Square Treasury Instruments Fund 0.15% (a)	49,807,037
14,319,122	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.22% (a)	14,319,122
	TOTAL SHORT TERM INVESTMENTS (Cost $85,097,799) (b)	$85,097,799
	TOTAL INVESTMENTS - 84.9% (Cost $124,123,469)	$123,999,756
	Other Assets in Excess of Liabilities - 15.1%	21,985,722
	TOTAL NET ASSETS - 100.0%	$145,985,478

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $85,097,799.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	27,109	$12,103,134	(0.941%)	5/9/2016	$(649,269)
UBS Securities LLC	Technology Select Sector Index	409,182	162,572,810	(0.741%)	10/10/2016	11,774,312
Morgan Stanley Capital Services	Technology Select Sector Index	125,855	52,302,767	(0.891%)	10/19/2016	1,058,970
Bank of America Merrill Lynch	Technology Select Sector Index	173,049	69,139,028	(0.839%)	1/26/2017	4,332,351
Credit Suisse International	Technology Select Sector Index	24,047	10,470,913	(0.791%)	2/7/2017	(295,894)
Citibank N.A.	Technology Select Sector Index	184,967	77,276,211	(0.741%)	2/13/2017	1,051,746
			$383,864,863			$17,272,216

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
2,729,392	Dreyfus Treasury Prime Cash Management 0.15% (a)	$2,729,392
10,218,371	Goldman Sachs Financial Square Treasury Instruments Fund 0.15% (a)	10,218,371
1,131,246	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.22% (a)	1,131,246
	TOTAL SHORT TERM INVESTMENTS (Cost $14,079,009) (b)	$14,079,009
	TOTAL INVESTMENTS (Cost $14,079,009) - 65.9%	$14,079,009
	Other Assets in Excess of Liabilities - 34.1%	7,283,082
	TOTAL NET ASSETS - 100.0%	$21,362,091

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,079,009.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Technology Select Sector Index	21,738	$9,355,774	0.191%	9/26/2016	$158,761
Morgan Stanley Capital Services	Technology Select Sector Index	12,451	5,237,855	0.341%	10/19/2016	(39,319)
UBS Securities LLC	Technology Select Sector Index	58,876	23,745,553	0.091%	11/4/2016	(1,231,293)
Bank of America Merrill Lynch	Technology Select Sector Index	10,042	3,971,511	(0.061%)	1/26/2017	(295,370)
Deutsche Bank AG London	Technology Select Sector Index	19,822	8,699,150	0.091%	1/27/2017	320,688
BNP Paribas	Technology Select Sector Index	4,950	1,972,675	(0.109%)	3/15/2017	(149,468)
Citibank N.A.	Technology Select Sector Index	12,678	5,637,904	(0.059%)	4/7/2017	269,449
BNP Paribas	Technology Select Sector Index	2,182	967,611	(0.109%)	6/21/2017	37,613
BNP Paribas	Technology Select Sector Index	8,897	3,465,845	(0.109%)	8/16/2017	(310,208)
			$63,053,878			$(1,239,147)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
1,767	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$1,767
3,061,038	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	3,061,038
1,261,312	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	1,261,312
	TOTAL SHORT TERM INVESTMENTS (Cost $4,324,117) (b)	$4,324,117
	TOTAL INVESTMENTS (Cost $4,324,117) - 57.0%	$4,324,117
	Other Assets in Excess of Liabilities - 43.0%	3,263,982
	TOTAL NET ASSETS - 100.0%	$7,588,099

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,324,117.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	55,160	$5,924,521	(0.091%)	5/31/2016	$194,975
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	39,629	4,191,559	(0.191%)	12/21/2016	161,718
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	119,482	(0.191%)	1/18/2017	5,242
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	77,690	8,391,380	(0.666%)	1/27/2017	188,241
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,467	154,424	(0.191%)	2/15/2017	6,839
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	144,676	(0.191%)	3/15/2017	4,104
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	57,243	(0.191%)	4/19/2017	2,269
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,423	151,129	(0.191%)	5/17/2017	5,504
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,664	708,520	(0.191%)	6/21/2017	25,151
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,174	124,516	(0.191%)	7/19/2017	4,811
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	9,727	1,064,992	(0.191%)	8/16/2017	7,000
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,117	675,571	(0.191%)	9/20/2017	(1,519)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	4,868	538,054	(0.191%)	10/18/2017	(2,197)
			$22,246,067			$602,138

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.4%
Money Market Funds - 73.4%
5,941,972	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$5,941,972
8,703,607	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	8,703,607
6,459,277	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	6,459,277
	TOTAL SHORT TERM INVESTMENTS (Cost 21,104,856) (b)	$21,104,856
	TOTAL INVESTMENTS (Cost $21,104,856) - 73.4%	$21,104,856
	Other Assets in Excess of Liabilities - 26.6%	7,635,987
	TOTAL NET ASSETS - 100.0%	$28,740,843

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,104,856.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	176,235	$19,289,514	(0.309%)	5/23/2016	$(119,038)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	38,278	4,023,133	(0.959%)	6/15/2016	(295,176)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	32,807	3,470,942	(0.959%)	7/20/2016	(219,327)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	203,699	21,646,624	(0.809%)	2/7/2017	(1,160,749)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	213,667	22,608,105	(1.409%)	3/17/2017	(1,356,142)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	73,576	7,783,372	(0.959%)	5/17/2017	(383,495)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	45,581	4,821,294	(0.959%)	6/21/2017	(233,063)
			$83,642,984			$(3,766,990)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 8.6%
57,886	iShares 20+ Year Treasury Bond ETF	$7,489,291
	TOTAL INVESTMENT COMPANIES (Cost $7,575,077)	$7,489,291
SHORT TERM INVESTMENTS - 51.4%
Money Market Funds - 51.4%
19,507,992	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$19,507,992
20,466,111	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	20,466,111
5,000,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	5,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $44,974,103) (b)	$44,974,103
	TOTAL INVESTMENTS (Cost $52,549,180) - 60.0%	$52,463,394
	Other Assets in Excess of Liabilities - 40.0%	35,022,839
	TOTAL NET ASSETS - 100.0%	$87,486,233

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,974,103.

Long Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	594,492	$77,266,600	(0.191%)	5/10/2016	$(257,082)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	471,721	61,196,497	(0.439%)	8/26/2016	(54,313)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	165,970	21,303,909	(0.436%)	10/18/2016	167,740
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	67,245	8,759,320	(0.141%)	10/24/2016	(33,155)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	671,280	87,178,148	(0.441%)	3/16/2017	(212,137)
			$255,704,474			$(388,947)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2016 (Unaudited)

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.9%
Money Market Funds - 65.9%
83,040,989	Dreyfus Treasury Prime Cash Management, 0.15% (a)	$83,040,989
116,003,104	Goldman Sachs Financial Square Treasury Instruments Fund, 0.15% (a)	116,003,104
43,080,000	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.22% (a)	43,080,000
	TOTAL SHORT TERM INVESTMENTS (Cost $242,124,093) (b)	$242,124,093
	TOTAL INVESTMENTS (Cost $242,124,093) - 65.9%	$242,124,093
	Other Assets in Excess of Liabilities - 34.1%	125,159,087
	TOTAL NET ASSETS - 100.0%	$367,283,180

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at April 30, 2016.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $242,124,093.

Short Equity Swap Contracts

April 30, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	2,304,161	$286,282,517	(0.309%)	6/7/2016	$(13,774,503)
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	3,045,577	403,252,797	(0.309%)	3/16/2017	7,260,679
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1,849,022	240,100,207	(0.161%)	4/25/2017	522,890
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	1,317,670	169,294,496	(0.059%)	5/23/2017	(1,187,623)
			$1,098,930,017			$(7,178,557)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$32,089,927	$10,231,096	$251,982,792	$373,237,760
Cash and cash equivalents	18,655,363	4,983,473	214,947,573	212,161,880
Receivable for Fund shares sold	—	—	—	5,462
Receivable for investments sold	—	—	240,107	—
Dividend and interest receivable	6,589	1,803	69,324	73,388
Due from brokers for swaps	40,645	—	816,490	958
Unrealized appreciation on swaps	8,658,145	50,145	146,288,311	—
Prepaid expenses and other assets	1,943	1,132	18,763	22,685
Total Assets	59,452,612	15,267,649	614,363,360	585,502,133
Liabilities:
Payable for Fund shares redeemed	17,468	—	—	18,207,103
Unrealized depreciation on swaps	—	2,043,605	—	42,425,297
Due to investment adviser, net	28,567	4,587	330,601	314,301
Due to brokers for swaps	9,576,299	23,778	154,410,075	1,295,451
Accrued expenses and other liabilities	42,661	20,752	261,483	170,991
Total Liabilities	9,664,995	2,092,722	155,002,159	62,413,143
Net Assets	$49,787,617	$13,174,927	$459,361,201	$523,088,990
Net Assets Consist of:
Capital stock	$45,436,539	$83,557,923	$302,793,895	$1,571,666,619
Accumulated net investment loss	(199,076)	(137,037)	(2,713,922)	(3,538,676)
Undistributed (Accumulated) net realized gain (loss)	(4,097,618)	(68,252,499)	13,142,569	(1,002,613,656)
Net unrealized appreciation (depreciation) on:
Investment securities	(10,373)	—	(149,652)	—
Swaps	8,658,145	(1,993,460)	146,288,311	(42,425,297)
Net Assets	$49,787,617	$13,174,927	$459,361,201	$523,088,990
Calculation of Net Asset Value Per Share:
Net assets	$49,787,617	$13,174,927	$459,361,201	$523,088,990
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,150,132	364,407	5,451,251	34,475,675
Net assets value, redemption price and offering price per share	$23.16	$36.15	$84.27	$15.17
Cost of Investments	$32,100,300	$10,231,096	$252,132,444	$373,237,760

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$495,050,922	$428,505,024	$31,317,946
Cash and cash equivalents	245,974,060	206,398,574	32,679,639
Receivable for Fund shares sold	—	2,419	—
Receivable for investments sold	305,724	—	—
Dividend and interest receivable	88,831	80,055	6,715
Due from brokers for swaps	146,571	14	—
Unrealized appreciation on swaps	134,046,722	12,642,010	49,751,345
Prepaid expenses and other assets	16,107	31,914	6,434
Total Assets	875,628,937	647,660,010	113,762,079
Liabilities:
Payable for Fund shares redeemed	—	8,063,222	—
Unrealized depreciation on swaps	1,458,454	36,787,144	—
Due to investment adviser, net	474,384	325,617	32,378
Due to brokers for swaps	158,864,411	32,933,960	47,989,734
Accrued expenses and other liabilities	417,218	274,929	28,077
Total Liabilities	161,214,467	78,384,872	48,050,189
Net Assets	$714,414,470	$569,275,138	$65,711,890
Net Assets Consist of:
Capital stock	$802,954,894	$3,266,937,998	$104,831,391
Accumulated net investment loss	(3,228,365)	(6,589,201)	(514,408)
Accumulated net realized loss	(219,782,058)	(2,666,928,525)	(88,537,365)
Net unrealized appreciation (depreciation) on:
Investment securities	1,881,731	—	180,927
Swaps	132,588,268	(24,145,134)	49,751,345
Net Assets	$714,414,470	$569,275,138	$65,711,890
Calculation of Net Asset Value Per Share:
Net assets	$714,414,470	$569,275,138	$65,711,890
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	11,800,034	14,120,375	625,932
Net assets value, redemption price and offering price per share	$60.54	$40.32	$104.98
Cost of Investments	$493,169,191	$428,505,024	$31,137,019

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$19,503,514	$5,023,987	$112,032,555	$74,130,424
Cash and cash equivalents	2,102,503	1,995,315	65,824,095	36,321,476
Receivable for Fund shares sold	64,718	—	233,158	—
Dividend and interest receivable	1,690	1,364	21,699	15,459
Due from brokers for swaps	46,507	33,267	334,455	—
Foreign tax reclaims	170	—	—	—
Unrealized appreciation on swaps	1,672,292	786,667	40,063,411	325,169
Prepaid expenses and other assets	35,550	35,397	21,982	26,254
Total Assets	23,426,944	7,875,997	218,531,355	110,818,782
Liabilities:
Payable for Fund shares redeemed	—	—	—	4,990,652
Unrealized depreciation on swaps	215,535	303,002	508,856	7,149,621
Due to investment adviser, net	10,075	337	115,225	54,986
Due to brokers for swaps	2,190,685	750,000	43,180,251	—
Accrued expenses and other liabilities	22,628	16,722	61,043	34,928
Total Liabilities	2,438,923	1,070,061	43,865,375	12,230,187
Net Assets	$20,988,021	$6,805,936	$174,665,980	$98,588,595
Net Assets Consist of:
Capital stock	$30,130,776	$47,645,536	$407,603,699	$410,171,882
Accumulated net investment loss	(293,450)	(109,322)	(2,079,398)	(1,255,231)
Accumulated net realized loss	(10,470,845)	(41,213,943)	(271,113,158)	(303,503,604)
Net unrealized appreciation (depreciation) on:
Investment securities	164,783	—	700,282	—
Swaps	1,456,757	483,665	39,554,555	(6,824,452)
Net Assets	$20,988,021	$6,805,936	$174,665,980	$98,588,595
Calculation of Net Asset Value Per Share:
Net assets	$20,988,021	$6,805,936	$174,665,980	$98,588,595
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	450,001	234,916	3,331,598	2,927,763
Net assets value, redemption price and offering price per share	$46.64	$28.97	$52.43	$33.67
Cost of Investments	$19,338,731	$5,023,987	$111,332,273	$74,130,424

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$134,486,960	$51,524,276	$19,278,921
Cash and cash equivalents	1,969,563	22,016,668	11,603,148
Receivable for Fund shares sold	2,074,212	2,419,455	234
Receivable for investments sold	—	—	5,837
Dividend and interest receivable	9,090	10,053	4,255
Due from brokers for swaps	—	—	80,858
Unrealized appreciation on swaps	18,199,187	16,014,892	3,724,304
Prepaid expenses and other assets	7,416	13,393	2,357
Total Assets	156,746,428	91,998,737	34,699,914
Liabilities:
Unrealized depreciation on swaps	3,737,400	1,296,179	—
Due to investment adviser, net	80,181	40,120	18,620
Due to brokers for swaps	22,898,245	13,765,078	4,200,000
Accrued expenses and other liabilities	47,446	28,046	22,425
Total Liabilities	26,763,272	15,129,423	4,241,045
Net Assets	$129,983,156	$76,869,314	$30,458,869
Net Assets Consist of:
Capital stock	$238,759,503	$80,784,454	$50,606,850
Accumulated net investment loss	(1,557,985)	(589,877)	(269,819)
Accumulated net realized loss	(123,086,133)	(18,043,976)	(23,632,170)
Net unrealized appreciation (depreciation) on:
Investment securities	1,405,984	—	29,704
Swaps	14,461,787	14,718,713	3,724,304
Net Assets	$129,983,156	$76,869,314	$30,458,869
Calculation of Net Asset Value Per Share:
Net assets	$129,983,156	$76,869,314	$30,458,869
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,400,013	3,177,260	1,300,001
Net assets value, redemption price and offering price per share	$13.83	$24.19	$23.43
Cost of Investments	$133,080,976	$51,524,276	$19,249,217

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$66,958,175	$8,156,911	$7,997,522
Cash and cash equivalents	19,148,249	1,068,048	5,221,742
Dividend and interest receivable	9,046	823	1,357
Due from brokers for swaps	3,705	—	—
Unrealized appreciation on swaps	4,656,283	97,688	7,234,238
Prepaid expenses and other assets	5,170	4,981	2,623
Total Assets	90,780,628	9,328,451	20,457,482
Liabilities:
Unrealized depreciation on swaps	7,429,812	368,332	—
Due to investment adviser, net	47,330	1,795	4,722
Due to brokers for swaps	4,233,784	137,947	7,070,000
Accrued expenses and other liabilities	55,662	16,650	21,606
Total Liabilities	11,766,588	524,724	7,096,328
Net Assets	$79,014,040	$8,803,727	$13,361,154
Net Assets Consist of:
Capital stock	$115,257,656	$13,377,350	$61,224,343
Accumulated net investment loss	(827,346)	(48,828)	(157,433)
Accumulated net realized loss	(32,830,759)	(4,369,197)	(55,051,688)
Net unrealized appreciation (depreciation) on:
Investment securities	188,018	115,046	111,694
Swaps	(2,773,529)	(270,644)	7,234,238
Net Assets	$79,014,040	$8,803,727	$13,361,154
Calculation of Net Asset Value Per Share:
Net assets	$79,014,040	$8,803,727	$13,361,154
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,649,686	250,001	154,773
Net assets value, redemption price and offering price per share	$47.90	$35.21	$86.33
Cost of Investments	$66,770,157	$8,041,865	$7,885,828

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$135,933,775	$50,489,905	$4,044,356
Cash and cash equivalents	72,476,787	16,635,375	1,075,261
Receivable for Fund shares sold	1,320	—	—
Dividend and interest receivable	25,091	7,746	536
Due from brokers for swaps	52,303	—	33,184
Unrealized appreciation on swaps	103,690,507	—	392,859
Prepaid expenses and other assets	14,044	7,446	687
Total Assets	312,193,827	67,140,472	5,546,883
Liabilities:
Payable for Fund shares redeemed	79,220	—	—
Payable for investments purchased	8,874,500	—	—
Unrealized depreciation on swaps	—	14,095,387	92,422
Due to investment adviser, net	119,646	30,718	714
Due to brokers for swaps	102,720,090	58,568	540,663
Accrued expenses and other liabilities	86,191	29,051	14,815
Total Liabilities	111,879,647	14,213,724	648,614
Net Assets	$200,314,180	$52,926,748	$4,898,269
Net Assets Consist of:
Capital stock	$365,526,210	$153,903,704	$6,527,047
Accumulated net investment loss	(2,435,706)	(645,501)	(47,939)
Accumulated net realized loss	(266,465,427)	(86,236,068)	(1,985,687)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,404)	—	104,411
Swaps	103,690,507	(14,095,387)	300,437
Net Assets	$200,314,180	$52,926,748	$4,898,269
Calculation of Net Asset Value Per Share:
Net assets	$200,314,180	$52,926,748	$4,898,269
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,034,001	3,624,417	200,001
Net assets value, redemption price and offering price per share	$66.02	$14.60	$24.49
Cost of Investments	$135,935,179	$50,489,905	$3,939,945
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$367,757,276	$67,803,128	$1,036,367,120	$296,185,008
Cash and cash equivalents	227,997,367	37,273,125	204,269,134	126,184,269
Receivable for Fund shares sold	—	3,945,820	—	5,522,657
Receivable for investments sold	—	—	273,249	—
Dividend and interest receivable	56,036	13,383	610,132	55,674
Due from brokers for swaps	152,988	—	1,608,843	—
Foreign tax reclaims	—	—	167	—
Unrealized appreciation on swaps	222,634,104	16,691,125	184,034,110	407,324
Prepaid expenses and other assets	23,343	8,321	15,794	53,863
Total Assets	818,621,114	125,734,902	1,427,178,549	428,408,795
Liabilities:
Payable for investments purchased	—	—	358,717	—
Unrealized depreciation on swaps	—	14,752,897	3,674,081	65,282,446
Due to investment adviser, net	350,280	56,247	763,151	221,831
Due to brokers for swaps	226,233,343	16,540,000	205,001,612	—
Accrued expenses and other liabilities	227,454	86,489	562,304	184,403
Total Liabilities	226,811,077	31,435,633	210,359,865	65,688,680
Net Assets	$591,810,037	$94,299,269	$1,216,818,684	$362,720,115
Net Assets Consist of:
Capital stock	$775,434,008	$288,120,758	$1,191,982,075	$4,936,369,856
Accumulated net investment loss	(705,275)	(902,593)	(431,979)	(3,638,889)
Accumulated net realized loss	(415,258,930)	(194,857,124)	(141,534,333)	(4,505,135,730)
Net unrealized appreciation (depreciation) on:
Investment securities	9,706,130	—	(13,557,108)	—
Swaps	222,634,104	1,938,228	180,360,029	(64,875,122)
Net Assets	$591,810,037	$94,299,269	$1,216,818,684	$362,720,115
Calculation of Net Asset Value Per Share:
Net assets	$591,810,037	$94,299,269	$1,216,818,684	$362,720,115
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	19,750,017	5,687,220	45,549,888	9,382,055
Net assets value, redemption price and offering price per share	$29.97	$16.58	$26.71	$38.66
Cost of Investments	$358,051,146	$67,803,128	$1,049,924,228	$296,185,008

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$902,212,829	$386,178,483	$164,261,479	$1,273,398
Cash and cash equivalents	364,868,645	103,486,657	82,348,193	564,136
Receivable for Fund shares sold	28,635	35,273,718	48,787	—
Due from investment adviser, net	—	—	—	2,394
Dividend and interest receivable	117,889	66,922	28,119	282
Due from brokers for swaps	—	24,161	479,006	—
Unrealized appreciation on swaps	923,883,745	—	47,129,020	98,954
Prepaid expenses and other assets	108,649	27,358	5,868	11,887
Total Assets	2,191,220,392	525,057,299	294,300,472	1,951,051
Liabilities:
Payable for Fund shares redeemed	23,550,715	4,688,693	—	—
Payable for investments purchased	103,356,000	—	—	—
Unrealized depreciation on swaps	—	184,590,160	1,495,143	446
Due to investment adviser, net	684,329	236,413	147,534	—
Due to brokers for swaps	674,820,000	42,738,413	57,759,897	—
Accrued expenses and other liabilities	300,067	119,921	127,421	13,952
Total Liabilities	802,711,111	232,373,600	59,529,995	14,398
Net Assets	$1,388,509,281	$292,683,699	$234,770,477	$1,936,653
Net Assets Consist of:
Capital stock	$2,144,524,791	$806,772,862	$209,131,155	$2,091,136
Accumulated net investment loss	(9,337,762)	(2,426,628)	(1,122,816)	(9,003)
Accumulated net realized loss	(1,691,290,154)	(327,072,375)	(19,218,662)	(243,988)
Net unrealized appreciation (depreciation) on:
Investment securities	20,728,661	—	346,923	—
Swaps	923,883,745	(184,590,160)	45,633,877	98,508
Net Assets	$1,388,509,281	$292,683,699	$234,770,477	$1,936,653
Calculation of Net Asset Value Per Share:
Net assets	$1,388,509,281	$292,683,699	$234,770,477	$1,936,653
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	11,637,747	22,270,000	8,000,008	50,001
Net assets value, redemption price and offering price per share	$119.31	$13.14	$29.35	$38.73
Cost of Investments	$881,484,168	$386,178,483	$163,914,556	$1,273,398

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$2,586,182	$2,994,717	$257,683,119	$66,200,632
Cash and cash equivalents	48,461	862,922	51,864,157	14,098,753
Receivable for Fund shares sold	—	—	1,789	8,287,827
Due from investment adviser, net	737	70	—	—
Dividend and interest receivable	207	559	18,498	9,831
Due from brokers for swaps	3	—	21,297,858	—
Unrealized appreciation on swaps	190,230	885,525	236,771,127	—
Prepaid expenses and other assets	6,129	6,150	28,751	5,704
Total Assets	2,831,949	4,749,943	567,665,299	88,602,747
Liabilities:
Payable for Fund shares redeemed	—	—	2,100,573	—
Payable for investments purchased	—	—	14,555,600	—
Unrealized depreciation on swaps	64,762	149,363	—	36,933,502
Due to investment adviser, net	—	—	135,679	26,940
Due to brokers for swaps	282,853	540,000	215,185,905	6,324,359
Accrued expenses and other liabilities	11,597	11,646	66,863	43,008
Total Liabilities	359,212	701,009	232,044,620	43,327,809
Net Assets	$2,472,737	$4,048,934	$335,620,679	$45,274,938
Net Assets Consist of:
Capital stock	$3,995,186	$3,995,186	$548,440,717	$142,226,583
Accumulated net investment loss	(9,316)	(26,524)	(1,993,766)	(177,008)
Accumulated net realized loss	(1,510,830)	(655,890)	(470,847,416)	(59,841,135)
Net unrealized appreciation (depreciation) on:
Investment securities	(127,771)	—	23,250,017	—
Swaps	125,468	736,162	236,771,127	(36,933,502)
Net Assets	$2,472,737	$4,048,934	$335,620,679	$45,274,938
Calculation of Net Asset Value Per Share:
Net assets	$2,472,737	$4,048,934	$335,620,679	$45,274,938
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,000	100,000	1,876,466	2,524,965
Net assets value, redemption price and offering price per share	$24.73	$40.49	$178.86	$17.93
Cost of Investments	$2,713,953	$2,994,717	$234,433,102	$66,200,632

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$35,217,251	$8,700,848	$60,440,781	$11,620,076
Cash and cash equivalents	23,215,367	2,937,068	35,432,571	5,236,054
Receivable for Fund shares sold	116,157	527,117	—	811,413
Receivable for investments sold	617	—	—	—
Dividend and interest receivable	8,027	1,302	13,006	2,079
Due from brokers for swaps	—	130,438	173,238	31,977
Foreign tax reclaims	12,173	—	—	—
Unrealized appreciation on swaps	8,946,592	642,310	12,779,938	187,374
Prepaid expenses and other assets	20,639	12,074	23,265	37,144
Total Assets	67,536,823	12,951,157	108,862,799	17,926,117
Liabilities:
Payable for Fund shares redeemed	—	—	4,175,979	—
Unrealized depreciation on swaps	126,380	2,008,138	638,166	1,421,096
Due to investment adviser, net	32,154	2,263	58,783	3,548
Due to brokers for swaps	9,386,159	753,814	15,269,835	120,000
Accrued expenses and other liabilities	40,985	14,821	35,945	19,197
Total Liabilities	9,585,678	2,779,036	20,178,708	1,563,841
Net Assets	$57,951,145	$10,172,121	$88,684,091	$16,362,276
Net Assets Consist of:
Capital stock	$262,828,535	$18,768,695	$73,748,726	$192,491,230
Accumulated net investment loss	(546,009)	(26,267)	(267,077)	(141,211)
Undistributed (Accumulated) net realized gain (loss)	(213,149,324)	(7,204,479)	2,979,781	(174,754,021)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,269)	—	80,889	—
Swaps	8,820,212	(1,365,828)	12,141,772	(1,233,722)
Net Assets	$57,951,145	$10,172,121	$88,684,091	$16,362,276
Calculation of Net Asset Value Per Share:
Net assets	$57,951,145	$10,172,121	$88,684,091	$16,362,276
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,407,521	900,001	1,100,000	1,008,309
Net assets value, redemption price and offering price per share	$41.17	$11.30	$80.62	$16.23
Cost of Investments	$35,219,520	$8,700,848	$60,359,892	$11,620,076

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Assets:
Investments, at fair value (Note 2)	$2,301,051	$1,081,007	$28,029,325
Cash and cash equivalents	486,913	447,366	17,990,367
Due from investment adviser, net	1,468	2,131	—
Dividend and interest receivable	607	250	7,872
Due from brokers for swaps	2,433	—	—
Unrealized appreciation on swaps	245,503	124,578	6,870,821
Prepaid expenses and other assets	7,417	7,498	4,389
Total Assets	3,045,392	1,662,830	52,902,774
Liabilities:
Payable for investments purchased	—	—	2,881,193
Unrealized depreciation on swaps	—	21,647	—
Due to investment adviser, net	—	—	26,500
Due to brokers for swaps	—	70,000	5,621,466
Accrued expenses and other liabilities	9,619	10,169	35,044
Total Liabilities	9,619	101,816	8,564,203
Net Assets	$3,035,773	$1,561,014	$44,338,571
Net Assets Consist of:
Capital stock	$3,998,886	$2,254,707	$33,404,741
Accumulated net investment loss	(3,731)	(9,928)	(175,950)
Undistributed (Accumulated) net realized gain (loss)	(1,171,340)	(786,696)	4,203,054
Net unrealized appreciation (depreciation) on:
Investment securities	(33,545)	—	35,905
Swaps	245,503	102,931	6,870,821
Net Assets	$3,035,773	$1,561,014	$44,338,571
Calculation of Net Asset Value Per Share:
Net assets	$3,035,773	$1,561,014	$44,338,571
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,000	50,000	1,200,012
Net assets value, redemption price and offering price per share	$30.36	$31.22	$36.95
Cost of Investments	$2,334,596	$1,081,007	$27,993,420

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$156,275,519	$30,282,487	$30,970,974	$30,578,084
Cash and cash equivalents	99,837,914	25,435,910	21,682,633	13,017,121
Receivable for Fund shares sold	12,110,460	—	8,335,323	—
Dividend and interest receivable	31,936	7,902	6,470	5,135
Due from brokers for swaps	—	41,967	—	—
Unrealized appreciation on swaps	38,712,732	13,626,256	34,305,677	—
Prepaid expenses and other assets	24,367	6,594	7,254	2,458
Total Assets	306,992,928	69,401,116	95,308,331	43,602,798
Liabilities:
Payable for Fund shares redeemed	—	4,099,020	—	—
Unrealized depreciation on swaps	8,667,320	—	209,684	10,690,040
Due to investment adviser, net	149,805	32,506	29,693	16,358
Due to brokers for swaps	50,670,000	10,540,000	32,136,539	1,229,999
Accrued expenses and other liabilities	86,734	26,151	26,142	19,097
Total Liabilities	59,573,859	14,697,677	32,402,058	11,955,494
Net Assets	$247,419,069	$54,703,439	$62,906,273	$31,647,304
Net Assets Consist of:
Capital stock	$401,698,072	$42,975,865	$37,401,145	$52,490,031
Accumulated net investment loss	(945,779)	(220,592)	(125,337)	(80,135)
Accumulated net realized loss	(183,312,623)	(1,678,090)	(8,465,528)	(10,072,552)
Net unrealized appreciation (depreciation) on:
Investment securities	(66,013)	—	—	—
Swaps	30,045,412	13,626,256	34,095,993	(10,690,040)
Net Assets	$247,419,069	$54,703,439	$62,906,273	$31,647,304
Calculation of Net Asset Value Per Share:
Net assets	$247,419,069	$54,703,439	$62,906,273	$31,647,304
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	8,161,600	1,250,000	754,738	4,500,000
Net assets value, redemption price and offering price per share	$30.32	$43.76	$83.35	$7.03
Cost of Investments	$156,341,532	$30,282,487	$30,970,974	$30,578,084

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$82,967,383	$28,949,695	$123,999,756	$14,079,009
Cash and cash equivalents	7,759,018	19,755,974	27,864,431	8,848,399
Cash collateral for swaps	10,125	—	—	—
Receivable for Fund shares sold	—	1,873,650	503	—
Dividend and interest receivable	29,564	5,871	18,244	3,043
Due from brokers for swaps	4,429	—	505,067	—
Unrealized appreciation on swaps	7,672,635	3,095,530	18,217,379	786,511
Prepaid expenses and other assets	1,411	3,863	1,957	3,919
Total Assets	98,444,565	53,684,583	170,607,337	23,720,881
Liabilities:
Payable for Fund shares redeemed	—	—	1,678,017	—
Unrealized depreciation on swaps	4,255,421	1,180,965	945,163	2,025,658
Due to investment adviser, net	59,047	23,734	105,829	10,214
Due to brokers for swaps	11,847,165	—	21,800,000	299,996
Accrued expenses and other liabilities	58,296	30,187	92,850	22,922
Total Liabilities	16,219,929	1,234,886	24,621,859	2,358,790
Net Assets	$82,224,636	$52,449,697	$145,985,478	$21,362,091
Net Assets Consist of:
Capital stock	$76,481,808	$139,416,624	$121,759,703	$152,682,960
Accumulated net investment loss	(291,089)	(370,101)	(526,193)	(215,100)
Undistributed (Accumulated) net realized gain (loss)	4,353,111	(88,511,391)	7,603,465	(129,866,622)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,736,408)	—	(123,713)	—
Swaps	3,417,214	1,914,565	17,272,216	(1,239,147)
Net Assets	$82,224,636	$52,449,697	$145,985,478	$21,362,091
Calculation of Net Asset Value Per Share:
Net assets	$82,224,636	$52,449,697	$145,985,478	$21,362,091
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,550,004	1,399,748	4,350,000	717,738
Net assets value, redemption price and offering price per share	$23.16	$37.47	$33.56	$29.76
Cost of Investments	$84,703,791	$28,949,695	$124,123,469	$14,079,009

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at fair value (Note 2)	$4,324,117	$21,104,856	$52,463,394	$242,124,093
Cash and cash equivalents	3,503,151	11,636,445	35,695,405	142,259,868
Dividend and interest receivable	1,084	4,578	8,895	47,164
Due from brokers for swaps	785	—	—	382,136
Unrealized appreciation on swaps	605,854	—	167,740	7,783,569
Prepaid expenses and other assets	1,391	1,877	3,608	7,583
Total Assets	8,436,382	32,747,756	88,339,042	392,604,413
Liabilities:
Unrealized depreciation on swaps	3,716	3,766,990	556,687	14,962,126
Due to investment adviser, net	1,271	15,517	51,093	212,471
Due to brokers for swaps	820,000	193,267	205,936	10,001,841
Accrued expenses and other liabilities	23,296	31,139	39,093	144,795
Total Liabilities	848,283	4,006,913	852,809	25,321,233
Net Assets	$7,588,099	$28,740,843	$87,486,233	$367,283,180
Net Assets Consist of:
Capital stock	$7,108,026	$102,256,988	$76,882,211	$1,413,739,491
Accumulated net investment loss	(30,386)	(489,826)	(406,633)	(5,538,548)
Undistributed (Accumulated) net realized gain (loss)	(91,679)	(69,259,329)	11,485,388	(1,033,739,206)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	(85,786)	—
Swaps	602,138	(3,766,990)	(388,947)	(7,178,557)
Net Assets	$7,588,099	$28,740,843	$87,486,233	$367,283,180
Calculation of Net Asset Value Per Share:
Net assets	$7,588,099	$28,740,843	$87,486,233	$367,283,180
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,000	2,000,000	950,000	17,149,789
Net assets value, redemption price and offering price per share	$50.59	$14.37	$92.09	$21.42
Cost of Investments	$4,324,117	$21,104,856	$52,549,180	$242,124,093

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Investment Income:
Dividend income	$8,162	$—	$47,585	$—
Interest income	24,510	8,266	285,741	205,120
Total investment income	32,672	8,266	333,326	205,120
Expenses:
Investment advisory fees (Note 6)	180,459	51,843	2,252,809	1,305,714
Licensing fees	19,249	5,530	240,300	139,276
Professional fees	15,493	8,280	52,046	31,489
Administration fees	6,210	1,802	77,878	44,942
Management service fees (Note 6)	4,812	1,383	60,075	34,819
Custody fees	4,698	1,161	30,392	15,725
Pricing fees	4,674	4,674	4,278	4,674
Transfer agent fees	4,346	1,586	20,825	24,826
Reports to shareholders	4,313	1,897	44,089	24,727
Interest expense	3,167	2,452	144,184	22,187
Exchange listing fees	2,377	2,472	2,781	2,878
Accounting fees	2,306	1,124	53,810	28,581
Trustees' fees and expenses	851	202	9,230	4,708
Insurance fees	814	258	8,969	5,363
Excise tax	—	—	252	—
Other	1,356	769	9,171	5,556
Total Expenses	255,125	85,433	3,011,089	1,695,465
Recoupment of expenses to Adviser (Note 6)	—	—	369	4,025
Less: Reimbursement of expenses from Adviser (Note 6)	(23,377)	(17,314)	(13,464)	(23,399)
Net Expenses	231,748	68,119	2,997,994	1,676,091
Net investment loss	(199,076)	(59,853)	(2,664,668)	(1,470,971)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(722,628)	—	(317,761)	—
In-kind redemptions	(34,828)	—	1,059,610	—
Swaps	(3,279,929)	1,111,420	21,616,533	(38,516,398)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(4,037,385)	1,111,420	22,358,382	(38,516,398)
Change in net unrealized appreciation (depreciation) on:
Investment securities	310,737	—	(112,095)	—
Swaps	2,878,477	(1,974,760)	(22,632,166)	6,338,816
Change in net unrealized appreciation (depreciation) on investment securities and swaps	3,189,214	(1,974,760)	(22,744,261)	6,338,816
Net realized and unrealized loss on investment securities, in-kind redemptions and swaps	(848,171)	(863,340)	(385,879)	(32,177,582)
Net decrease in net assets resulting from operations	$(1,047,247)	$(923,193)	$(3,050,547)	$(33,648,553)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares
Investment Income:
Dividend income	$341,368	$—	$—
Interest income	454,425	264,372	24,085
Total investment income	795,793	264,372	24,085
Expenses:
Investment advisory fees (Note 6)	3,141,218	1,684,622	177,149
Licensing fees	410,330	221,354	18,856
Administration fees	108,423	58,104	6,101
Management service fees (Note 6)	83,766	44,923	4,724
Professional fees	76,960	62,118	11,703
Accounting fees	66,190	26,938	4,427
Reports to shareholders	66,107	39,792	2,721
Custody fees	43,147	21,430	3,498
Transfer agent fees	31,110	26,601	5,111
Interest expense	30,242	77,401	10,108
Insurance fees	13,725	7,602	542
Trustees' fees and expenses	13,191	7,060	672
Pricing fees	4,674	4,674	4,274
Exchange listing fees	2,377	3,927	2,251
Other	13,768	7,826	1,052
Total Expenses	4,105,228	2,294,372	253,189
Less: Reimbursement of expenses from Adviser (Note 6)	(96,109)	(83,116)	(18,692)
Net Expenses	4,009,119	2,211,256	234,497
Net investment loss	(3,213,326)	(1,946,884)	(210,412)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	20,034	—	(375,306)
In-kind redemptions	10,216,558	—	2,026,390
Swaps	(186,828,508)	(3,853,029)	(23,987,159)
Net realized loss on investment securities, in-kind redemptions and swaps	(176,591,916)	(3,853,029)	(22,336,075)
Change in net unrealized appreciation (depreciation) on:
Investment securities	2,816,934	—	538,736
Swaps	104,012,605	(26,295,199)	61,602,607
Change in net unrealized appreciation (depreciation) on investment securities and swaps	106,829,539	(26,295,199)	62,141,343
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(69,762,377)	(30,148,228)	39,805,268
Net increase (decrease) in net assets resulting from operations	$(72,975,703)	$(32,095,112)	$39,594,856

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Investment Income:
Dividend income	$—	$—	$—	$—
Interest income	9,796	5,940	88,008	56,604
Total investment income	9,796	5,940	88,008	56,604
Expenses:
Investment advisory fees (Note 6)	106,069	41,534	614,443	407,773
Licensing fees	24,863	24,863	74,242	50,316
Professional fees	11,659	8,217	30,191	19,228
Pricing fees	4,674	4,674	4,674	4,674
Administration fees	3,652	1,438	21,155	14,103
Custody fees	2,919	1,443	10,754	7,304
Management service fees (Note 6)	2,828	1,108	16,385	10,874
Exchange listing fees	2,377	2,487	5,071	3,729
Transfer agent fees	2,341	1,512	17,431	5,767
Accounting fees	1,996	844	8,318	7,610
Reports to shareholders	1,994	814	13,898	12,182
Interest expense	1,461	2,776	9,744	22,710
Trustees' fees and expenses	501	161	2,675	1,718
Insurance fees	377	176	2,592	2,732
Other	990	751	3,304	1,850
Total Expenses	168,701	92,798	834,877	572,570
Less: Reimbursement of expenses from Adviser (Note 6)	(32,886)	(37,411)	(46,839)	(33,347)
Net Expenses	135,815	55,387	788,038	539,223
Net investment loss	(126,019)	(49,447)	(700,030)	(482,619)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(519,026)	—	(1,485,846)	—
In-kind redemptions	129,961	—	4,282,491	—
Swaps	(6,637,106)	(42,322)	(62,308,704)	(14,287,656)
Net realized loss on investment securities, in-kind redemptions and swaps	(7,026,171)	(42,322)	(59,512,059)	(14,287,656)
Change in net unrealized appreciation (depreciation) on:
Investment securities	136,600	—	1,583,523	—
Swaps	(808,205)	588,043	50,350,522	8,459,424
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(671,605)	588,043	51,934,045	8,459,424
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(7,697,776)	545,721	(7,578,014)	(5,828,232)
Net increase (decrease) in net assets resulting from operations	$(7,823,795)	$496,274	$(8,278,044)	$(6,310,851)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
Investment Income:
Dividend income	$—	$—	$662
Interest income	53,809	39,516	20,351
Total investment income	53,809	39,516	21,013
Expenses:
Investment advisory fees (Note 6)	502,569	269,923	139,626
Licensing fees	63,659	34,190	5,585
Professional fees	20,953	12,392	11,582
Administration fees	17,314	9,336	4,813
Management service fees (Note 6)	13,402	7,198	3,723
Accounting fees	11,169	7,049	3,641
Transfer agent fees	10,791	3,239	3,523
Reports to shareholders	10,168	6,985	3,683
Custody fees	9,219	4,222	3,114
Interest expense	7,660	27,444	452
Pricing fees	4,674	4,674	3,981
Exchange listing fees	2,860	2,960	2,252
Trustees' fees and expenses	2,205	1,040	653
Insurance fees	2,031	1,647	789
Other	2,789	1,124	1,080
Total Expenses	681,463	393,423	188,497
Less: Reimbursement of expenses from Adviser (Note 6)	(37,216)	(24,076)	(11,185)
Net Expenses	644,247	369,347	177,312
Net investment loss	(590,438)	(329,831)	(156,299)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,185,380)	—	(221,262)
In-kind redemptions	1,120,186	—	46,300
Swaps	(70,430,891)	1,216,014	(7,690,980)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(73,496,085)	1,216,014	(7,865,942)
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,398,178	—	164,199
Swaps	13,548,483	9,482,023	(1,164,281)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	18,946,661	9,482,023	(1,000,082)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(54,549,424)	10,698,037	(8,866,024)
Net increase (decrease) in net assets resulting from operations	$(55,139,862)	$10,368,206	$(9,022,323)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Latin America Bull 3X Shares
Investment Income:
Dividend income	$91,391	$—	$—
Interest income	36,157	5,721	4,373
Total investment income	127,548	5,721	4,373
Expenses:
Investment advisory fees (Note 6)	285,735	42,657	33,501
Licensing fees	30,478	12,432	4,467
Professional fees	18,150	8,126	8,662
Administration fees	9,844	1,472	1,151
Transfer agent fees	8,916	1,528	1,792
Management service fees (Note 6)	7,620	1,137	893
Reports to shareholders	7,111	856	910
Accounting fees	6,782	1,063	252
Custody fees	6,429	1,300	1,715
Pricing fees	4,674	3,898	4,674
Exchange listing fees	2,571	2,252	3,362
Insurance fees	1,410	176	159
Trustees' fees and expenses	1,283	197	156
Interest expense	1,039	517	1,562
Other	1,796	784	841
Total Expenses	393,838	78,395	64,097
Less: Reimbursement of expenses from Adviser (Note 6)	(30,865)	(23,846)	(20,102)
Net Expenses	362,973	54,549	43,995
Net investment loss	(235,425)	(48,828)	(39,622)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,066,928)	(354,308)	(297,931)
In-kind redemptions	145,468	74,584	(594)
Swaps	(20,228,108)	(1,328,561)	(4,952,321)
Net realized loss on investment securities, in-kind redemptions and swaps	(21,149,568)	(1,608,285)	(5,250,846)
Change in net unrealized appreciation (depreciation) on:
Investment securities	804,738	367,660	353,890
Swaps	5,528,612	(2,053,076)	8,542,788
Change in net unrealized appreciation (depreciation) on investment securities and swaps	6,333,350	(1,685,416)	8,896,678
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(14,816,218)	(3,293,701)	3,645,832
Net increase (decrease) in net assets resulting from operations	$(15,051,643)	$(3,342,529)	$3,606,210

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares
Investment Income:
Dividend income	$—	$—	$—
Interest income	98,865	24,268	1,864
Total investment income	98,865	24,268	1,864
Expenses:
Investment advisory fees (Note 6)	672,679	154,135	15,046
Licensing fees	51,782	6,892	1,605
Professional fees	23,231	13,471	7,870
Administration fees	23,168	5,314	518
Interest expense	22,483	15,493	284
Transfer agent fees	19,163	2,898	1,221
Management service fees (Note 6)	17,938	4,110	401
Accounting fees	16,652	3,965	331
Reports to shareholders	14,993	3,548	245
Custody fees	10,744	3,844	930
Pricing fees	4,937	4,937	4,274
Exchange listing fees	3,368	2,275	2,251
Insurance fees	3,060	687	47
Trustees' fees and expenses	2,836	661	57
Other	3,757	1,179	711
Total Expenses	890,791	223,409	35,791
Recoupment of expenses to Adviser (Note 6)	103	52	—
Less: Reimbursement of expenses from Adviser (Note 6)	(16,351)	(12,730)	(16,450)
Net Expenses	874,543	210,731	19,341
Net investment loss	(775,678)	(186,463)	(17,477)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(952,149)	—	(92,507)
In-kind redemptions	4,967,341	—	—
Swaps	(78,874,716)	273,634	39,291
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(74,859,524)	273,634	(53,216)
Change in net unrealized appreciation (depreciation) on:
Investment securities	581,664	—	130,260
Swaps	101,528,739	(21,332,628)	(349,713)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	102,110,403	(21,332,628)	(219,453)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	27,250,879	(21,058,994)	(272,669)
Net increase (decrease) in net assets resulting from operations	$26,475,201	$(21,245,457)	$(290,146)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Investment Income:
Dividend income	$1,462,380	$—	$4,960,464	$—
(net of foreign withholding tax of $—, $—, $3,113 and $—, respectively)
Interest income	206,458	41,596	435,242	200,530
Total investment income	1,668,838	41,596	5,395,706	200,530
Expenses:
Investment advisory fees (Note 6)	1,833,736	279,179	4,541,354	1,222,604
Licensing fees	195,599	29,779	503,649	135,678
Administration fees	63,209	9,640	156,536	42,201
Management service fees (Note 6)	48,900	7,445	121,103	32,603
Interest expense	44,353	39,740	86,941	21,065
Accounting fees	42,772	4,663	93,551	18,040
Professional fees	41,795	15,221	104,416	43,243
Reports to shareholders	32,941	5,418	91,288	23,282
Transfer agent fees	28,112	5,039	70,038	17,100
Custody fees	24,482	5,080	65,995	15,469
Trustees' fees and expenses	6,996	1,051	19,698	4,700
Insurance fees	6,717	1,117	18,456	4,788
Pricing fees	4,674	4,674	4,674	4,674
Exchange listing fees	2,377	2,504	3,403	2,473
Other	9,582	1,408	23,081	4,268
Total Expenses	2,386,245	411,958	5,904,183	1,592,188
Recoupment of expenses to Adviser (Note 6)	554	—	—	120
Less: Reimbursement of expenses from Adviser (Note 6)	(19,713)	(18,591)	(64,860)	(22,611)
Net Expenses	2,367,086	393,367	5,839,323	1,569,697
Net investment loss	(698,248)	(351,771)	(443,617)	(1,369,167)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(8,709,994)	—	(6,325,311)	—
In-kind redemptions	20,088,714	—	18,189,181	—
Swaps	(193,001,392)	(10,578,006)	(140,450,923)	(10,884,417)
Net realized loss on investment securities, in-kind redemptions and swaps	(181,622,672)	(10,578,006)	(128,587,053)	(10,884,417)
Change in net unrealized appreciation (depreciation) on:
Investment securities	10,051,085	—	(6,831,985)	—
Swaps	203,211,544	(10,544,621)	(11,819,679)	(25,088,606)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	213,262,629	(10,544,621)	(18,651,664)	(25,088,606)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	31,639,957	(21,122,627)	(147,238,717)	(35,973,023)
Net increase (decrease) in net assets resulting from operations	$30,941,709	$(21,474,398)	$(147,682,334)	$(37,342,190)
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares[1]
Investment Income:
Dividend income	$216,619	$—	$89,318	$—
Interest income	423,100	197,057	120,310	1,074
Total investment income	639,719	197,057	209,628	1,074
Expenses:
Investment advisory fees (Note 6)	3,058,977	968,895	1,011,001	7,732
Interest expense	224,796	47,862	51,842	283
Licensing fees	215,529	69,016	107,840	825
Administration fees	105,443	33,282	34,864	268
Management service fees (Note 6)	81,573	25,837	26,960	206
Professional fees	67,531	24,907	31,083	6,094
Accounting fees	65,958	22,566	27,044	213
Reports to shareholders	49,144	10,694	26,442	2,342
Transfer agent fees	48,409	17,904	16,269	960
Custody fees	37,976	14,137	17,153	1,148
Trustees' fees and expenses	10,332	3,207	4,790	61
Insurance fees	9,517	2,072	5,427	—
Exchange listing fees	5,662	2,423	2,262	1,938
Pricing fees	4,536	4,536	4,899	2,615
Offering fees	—	—	—	3,593
Other	14,220	3,321	6,175	593
Total Expenses	3,999,603	1,250,659	1,374,051	28,871
Recoupment of expenses to Adviser (Note 6)	8,991	31,590	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(8,991)	(7,120)	(41,607)	(18,794)
Net Expenses	3,999,603	1,275,129	1,332,444	10,077
Net investment loss	(3,359,884)	(1,078,072)	(1,122,816)	(9,003)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(9,294,097)	—	—	—
In-kind redemptions	89,555,675	—	(43,269)	—
Swaps	554,070,999	(311,203,856)	(5,604,459)	(243,988)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	634,332,577	(311,203,856)	(5,647,728)	(243,988)
Change in net unrealized appreciation (depreciation) on:
Investment securities	23,563,504	—	346,923	—
Swaps	842,092,719	(289,830,340)	(32,066,824)	98,508
Change in net unrealized appreciation (depreciation) on investment securities and swaps	865,656,223	(289,830,340)	(31,719,901)	98,508
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	1,499,988,800	(601,034,196)	(37,367,629)	(145,480)
Net increase (decrease) in net assets resulting from operations	$1,496,628,916	$(602,112,268)	$(38,490,445)	$(154,483)

1  Represents the period from December 3, 2015 (commencement of operations) to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Investment Income:
Dividend income	$2,160	$—	$25,085	$—
Interest income	740	2,884	63,927	29,300
Total investment income	2,900	2,884	89,012	29,300
Expenses:
Investment advisory fees (Note 6)	9,237	18,287	522,202	158,402
Professional fees	4,751	4,798	23,428	14,014
Pricing fees	3,155	3,155	3,981	3,981
Exchange listing fees	2,251	2,251	2,252	2,252
Custody fees	1,301	1,412	8,146	5,297
Transfer agent fees	1,014	1,068	7,333	4,057
Licensing fees	985	1,951	27,807	17,566
Administration fees	318	635	17,954	5,444
Reports to shareholders	290	384	11,553	4,530
Management service fees (Note 6)	246	488	13,925	4,224
Accounting fees	189	442	11,598	4,010
Insurance fees	50	74	2,170	858
Trustees' fees and expenses	43	72	1,891	760
Interest expense	7	2,108	29,106	5,666
Other	711	724	3,540	1,443
Total Expenses	24,548	37,849	686,886	232,504
Recoupment of expenses to Adviser (Note 6)	—	—	9,104	—
Less: Reimbursement of expenses from Adviser (Note 6)	(12,841)	(12,577)	(5,428)	(26,196)
Net Expenses	11,707	25,272	690,562	206,308
Net investment loss	(8,807)	(22,388)	(601,550)	(177,008)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	—	—	12,436,942	—
Swaps	(774,257)	(339,116)	26,997,579	(35,082,951)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(774,257)	(339,116)	39,434,521	(35,082,951)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(38,906)	—	23,776,649	—
Swaps	391,262	(240,184)	245,448,261	(58,998,362)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	352,356	(240,184)	269,224,910	(58,998,362)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(421,901)	(579,300)	308,659,431	(94,081,313)
Net increase (decrease) in net assets resulting from operations	$(430,708)	$(601,688)	$308,057,881	$(94,258,321)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares[1]	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Investment Income:
Dividend income	$39,863	$—	$78,539	$—
(net of foreign withholding tax of $667, $—, $— and $—, respectively)
Interest income	22,195	3,718	47,095	7,647
Total investment income	62,058	3,718	125,634	7,647
Expenses:
Investment advisory fees (Note 6)	157,678	21,448	347,659	45,384
Licensing fees	15,096	2,002	37,077	24,863
Professional fees	13,863	6,109	20,042	7,645
Interest expense	6,683	2,818	8,055	430
Transfer agent fees	6,662	1,066	4,329	1,772
Administration fees	5,420	740	11,986	1,568
Custody fees	4,722	1,298	6,347	1,445
Pricing fees	4,674	2,615	4,674	4,674
Management service fees (Note 6)	4,205	572	9,271	1,210
Reports to shareholders	3,644	2,342	7,229	955
Accounting fees	3,566	552	6,812	811
Exchange listing fees	2,456	1,938	2,377	3,355
Trustees' fees and expenses	668	96	1,517	177
Insurance fees	638	—	1,370	197
Offering fees	—	3,592	—	—
Other	1,696	596	1,950	788
Total Expenses	231,671	47,784	470,695	95,274
Less: Reimbursement of expenses from Adviser (Note 6)	(25,262)	(17,799)	(22,272)	(37,357)
Net Expenses	206,409	29,985	448,423	57,917
Net investment loss	(144,351)	(26,267)	(322,789)	(50,270)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(9,191,567)	—	(1,461,341)	—
In-kind redemptions	4,682,529	—	(141,821)	—
Swaps	(38,468,848)	(7,204,479)	6,058,771	(2,857,007)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(42,977,886)	(7,204,479)	4,455,609	(2,857,007)
Change in net unrealized appreciation (depreciation) on:
Investment securities	736,852	—	1,689,883	—
Swaps	12,508,024	(1,365,828)	705,156	339,283
Change in net unrealized appreciation (depreciation) on investment securities and swaps	13,244,876	(1,365,828)	2,395,039	339,283
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(29,733,010)	(8,570,307)	6,850,648	(2,517,724)
Net increase (decrease) in net assets resulting from operations	$(29,877,361)	$(8,596,574)	$6,527,859	$(2,567,994)

1  Represents the period from December 3, 2015 (commencement of operations) to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares	Direxion Daily Retail Bull 3X Shares
Investment Income:
Dividend income	$10,220	$—	$55,550
(net of foreign withholding tax of $—, $— and $19, respectively)
Interest income	821	981	23,542
Total investment income	11,041	981	79,092
Expenses:
Investment advisory fees (Note 6)	10,698	8,229	194,148
Licensing fees	5,160	5,127	20,709
Professional fees	4,519	4,534	12,000
Pricing fees	3,155	3,155	4,674
Exchange listing fees	2,251	2,251	2,456
Custody fees	1,527	1,292	4,538
Transfer agent fees	1,022	975	3,677
Administration fees	368	285	6,696
Reports to shareholders	288	385	3,509
Management service fees (Note 6)	285	220	5,177
Accounting fees	231	166	4,744
Trustees' fees and expenses	51	40	853
Insurance fees	50	74	750
Interest expense	35	485	9,121
Other	713	723	1,044
Total Expenses	30,353	27,941	274,096
Less: Reimbursement of expenses from Adviser (Note 6)	(16,767)	(17,032)	(19,054)
Net Expenses	13,586	10,909	255,042
Net investment loss	(2,545)	(9,928)	(175,950)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(11,568)	—	(396,951)
In-kind redemptions	—	—	(701,539)
Swaps	(716,438)	(381,864)	5,927,661
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(728,006)	(381,864)	4,829,171
Change in net unrealized appreciation (depreciation) on:
Investment securities	(11,525)	—	460,376
Swaps	248,765	(73,678)	(9,298,538)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	237,240	(73,678)	(8,838,162)
Net realized and unrealized (loss) on investment securities, in-kind redemptions and swaps	(490,766)	(455,542)	(4,008,991)
Net decrease in net assets resulting from operations	$(493,311)	$(465,470)	$(4,184,941)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Investment Income:
Dividend income	$33,462	$—	$—	$—
Interest income	83,924	18,883	19,101	12,333
Total investment income	117,386	18,883	19,101	12,333
Expenses:
Investment advisory fees (Note 6)	598,028	141,825	106,122	57,518
Licensing fees	63,790	15,128	11,320	6,135
Administration fees	20,556	4,877	3,650	1,981
Management service fees (Note 6)	15,947	3,782	2,830	1,534
Accounting fees	15,591	3,576	2,459	1,296
Professional fees	12,462	5,765	5,246	5,222
Transfer agent fees	10,037	2,629	3,516	1,396
Custody fees	8,041	2,188	1,851	1,157
Reports to shareholders	7,013	1,394	763	840
Pricing fees	3,982	3,982	3,982	3,982
Exchange listing fees	2,255	2,255	2,255	2,255
Interest expense	2,195	18,285	3,487	2,384
Trustees' fees and expenses	2,074	493	212	124
Insurance fees	1,585	261	105	124
Other	2,533	796	728	737
Total Expenses	766,089	207,236	148,526	86,685
Recoupment of expenses to Adviser (Note 6)	714	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(7,105)	(9,306)	(10,618)	(11,445)
Net Expenses	759,698	197,930	137,908	75,240
Net investment loss	(642,312)	(179,047)	(118,807)	(62,907)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(3,299,101)	—	(198,010)	—
In-kind redemptions	(2,051,525)	—	648,535	—
Swaps	(125,423,693)	2,695,027	(5,377,999)	(8,316,827)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(130,774,319)	2,695,027	(4,927,474)	(8,316,827)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(66,013)	—	—	—
Swaps	44,201,464	4,425,662	32,566,757	(13,060,483)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	44,135,451	4,425,662	32,566,757	(13,060,483)
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(86,638,868)	7,120,689	27,639,283	(21,377,310)
Net increase (decrease) in net assets resulting from operations	$(87,281,180)	$6,941,642	$27,520,476	$(21,440,217)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Investment Income:
Dividend income	$171,427	$—	$222,391	$—
Interest income	40,111	19,269	79,172	11,547
Total investment income	211,538	19,269	301,563	11,547
Expenses:
Investment advisory fees (Note 6)	389,226	134,825	646,073	70,598
Licensing fees	40,195	13,674	68,915	7,530
Professional fees	21,430	13,675	25,462	8,645
Administration fees	13,409	4,650	22,275	2,441
Management service fees (Note 6)	10,379	3,595	17,229	1,883
Interest expense	9,607	5,885	9,394	682
Reports to shareholders	9,234	3,283	12,641	1,797
Accounting fees	8,842	2,962	13,540	1,376
Custody fees	7,745	2,342	11,658	1,430
Transfer agent fees	7,313	2,586	9,388	1,941
Pricing fees	4,674	4,674	4,674	4,674
Exchange listing fees	2,377	2,488	2,377	2,505
Trustees' fees and expenses	1,830	552	2,758	280
Insurance fees	1,744	739	2,469	396
Other	2,331	929	2,653	156
Total Expenses	530,336	196,859	851,506	106,334
Less: Reimbursement of expenses from Adviser (Note 6)	(27,709)	(20,196)	(23,750)	(16,228)
Net Expenses	502,627	176,663	827,756	90,106
Net investment loss	(291,089)	(157,394)	(526,193)	(78,559)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(194,498)	—	154,533	—
In-kind redemptions	1,148,032	—	364,103	—
Swaps	8,913,317	(2,393,275)	8,743,828	(3,686,050)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	9,866,851	(2,393,275)	9,262,464	(3,686,050)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(445,855)	—	(292,043)	—
Swaps	(21,018,966)	2,671,273	(28,321,904)	3,035,788
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(21,464,821)	2,671,273	(28,613,947)	3,035,788
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(11,597,970)	277,998	(19,351,483)	(650,262)
Net increase (decrease) in net assets resulting from operations	$(11,889,059)	$120,604	$(19,877,676)	$(728,821)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment Income:
Dividend income	$—	$—	$101,967	$—
Interest income	4,172	18,866	36,374	212,173
Total investment income	4,172	18,866	138,341	212,173
Expenses:
Investment advisory fees (Note 6)	26,922	124,567	264,878	1,613,186
Licensing fees	9,945	9,945	10,886	64,527
Professional fees	7,973	12,560	16,407	50,163
Pricing fees	4,080	4,674	4,674	4,674
Exchange listing fees	2,419	2,404	2,404	3,357
Transfer agent fees	1,290	3,853	3,358	27,795
Administration fees	930	4,299	9,152	55,688
Custody fees	897	2,389	5,691	21,662
Management service fees (Note 6)	718	3,322	7,064	43,018
Accounting fees	620	2,231	6,203	33,524
Reports to shareholders	515	3,280	4,861	44,824
Interest expense	456	323	5,996	6,438
Insurance fees	109	645	910	9,446
Trustees' fees and expenses	102	593	1,017	7,744
Other	733	1,131	1,491	9,146
Total Expenses	57,709	176,216	344,992	1,995,192
Recoupment of expenses to Adviser (Note 6)	—	—	1,231	17,438
Less: Reimbursement of expenses from Adviser (Note 6)	(23,151)	(18,108)	(4,715)	—
Net Expenses	34,558	158,108	341,508	2,012,630
Net investment loss	(30,386)	(139,242)	(203,167)	(1,800,457)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(992,782)	—
In-kind redemptions	—	—	191,729	—
Swaps	121,044	(2,711,384)	15,502,254	(123,871,104)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	121,044	(2,711,384)	14,701,201	(123,871,104)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	—	749,247	—
Swaps	595,260	(1,430,298)	(2,796,629)	17,622,980
Change in net unrealized appreciation (depreciation) on investment securities and swaps	595,260	(1,430,298)	(2,047,382)	17,622,980
Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	716,304	(4,141,682)	12,653,819	(106,248,124)
Net increase (decrease) in net assets resulting from operations	$685,918	$(4,280,924)	$12,450,652	$(108,048,581)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(199,076)	$(614,639)	$(59,853)	$(91,189)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(4,037,385)	28,360,867	1,111,420	(3,279,694)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	3,189,214	(22,099,489)	(1,974,760)	1,516,505
Net increase (decrease) in net assets resulting from operations	(1,047,247)	5,646,739	(923,193)	(1,854,378)
Capital share transactions:
Proceeds from shares sold	22,076,233	112,368,162	15,136,585	12,002,977
Cost of shares redeemed	(40,717,638)	(140,020,613)	(12,269,477)	(7,152,540)
Transaction fees	10,428	32,519	3,681	2,144
Net increase (decrease) in net assets resulting from capital transactions	(18,630,977)	(27,619,932)	2,870,789	4,852,581
Total increase (decrease) in net assets	(19,678,224)	(21,973,193)	1,947,596	2,998,203
Net assets:
Beginning of period/year	69,465,841	91,439,034	11,227,331	8,229,128
End of period/year	$49,787,617	$69,465,841	$13,174,927	$11,227,331
Accumulated net investment loss at end of period/year	$(199,076)	$—	$(137,037)	$(77,184)
Changes in shares outstanding
Shares outstanding, beginning of period/year	3,000,132	4,000,132	264,407	152,040
Shares sold	950,000	4,400,000	350,000	275,000
Shares repurchased	(1,800,000)	(5,400,000)	(250,000)	(162,633)
Shares outstanding, end of period/year	2,150,132	3,000,132	364,407	264,407

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares		Direxion Daily S&P 500® Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(2,664,668)	$(5,312,200)	$(1,470,971)	$(2,340,298)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	22,358,382	64,919,643	(38,516,398)	(66,276,817)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(22,744,261)	42,141,849	6,338,816	373,830
Net increase (decrease) in net assets resulting from operations	(3,050,547)	101,749,292	(33,648,553)	(68,243,285)
Capital share transactions:
Proceeds from shares sold	472,438,540	865,548,280	425,356,804	464,434,184
Cost of shares redeemed	(584,420,387)	(946,152,391)	(237,213,735)	(232,215,930)
Transaction fees	123,450	193,707	71,164	69,664
Net increase (decrease) in net assets resulting from capital transactions	(111,858,397)	(80,410,404)	188,214,233	232,287,918
Total increase (decrease) in net assets	(114,908,944)	21,338,888	154,565,680	164,044,633
Net assets:
Beginning of period/year	574,270,145	552,931,257	368,523,310	204,478,677
End of period/year	$459,361,201	$574,270,145	$523,088,990	$368,523,310
Accumulated net investment loss at end of period/year	$(2,713,922)	$(49,254)	$(3,538,676)	$(2,067,705)
Changes in shares outstanding
Shares outstanding, beginning of period/year	6,551,251	6,701,251	22,075,675	9,075,675
Shares sold	6,350,000	10,600,000	25,400,000	24,850,000
Shares repurchased	(7,450,000)	(10,750,000)	(13,000,000)	(11,850,000)
Shares outstanding, end of period/year	5,451,251	6,551,251	34,475,675	22,075,675

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(3,213,326)	$(6,995,955)	$(1,946,884)	$(5,759,664)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(176,591,916)	416,149,236	(3,853,029)	(155,229,077)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	106,829,539	(349,417,774)	(26,295,199)	90,308,081
Net increase (decrease) in net assets resulting from operations	(72,975,703)	59,735,507	(32,095,112)	(70,680,660)
Distributions to shareholders:
Net realized gains	—	(5,754,016)	—	—
Total distributions	—	(5,754,016)	—	—
Capital share transactions:
Proceeds from shares sold	947,975,318	2,381,603,101	589,406,336	1,469,690,305
Cost of shares redeemed	(997,548,587)	(2,690,422,706)	(492,465,103)	(1,501,541,106)
Transaction fees	224,365	610,905	149,180	450,388
Net increase (decrease) in net assets resulting from capital transactions	(49,348,904)	(308,208,700)	97,090,413	(31,400,413)
Total increase (decrease) in net assets	(122,324,607)	(254,227,209)	64,995,301	(102,081,073)
Net assets:
Beginning of period/year	836,739,077	1,090,966,286	504,279,837	606,360,910
End of period/year	$714,414,470	$836,739,077	$569,275,138	$504,279,837
Accumulated net investment loss at end of period/year	$(3,228,365)	$(15,039)	$(6,589,201)	$(4,642,317)
Changes in shares outstanding
Shares outstanding, beginning of period/year	12,150,034	14,400,034	11,520,375	11,199,620
Shares sold	16,700,000	30,850,000	12,650,000	33,287,500
Shares repurchased	(17,050,000)	(33,100,000)	(10,050,000)	(32,966,745)
Shares outstanding, end of period/year	11,800,034	12,150,034	14,120,375	11,520,375

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Brazil Bull 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(210,412)	$(358,890)
Net realized loss on investment securities, in-kind redemptions and swaps	(22,336,075)	(62,240,192)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	62,141,343	(14,327,457)
Net increase (decrease) in net assets resulting from operations	39,594,856	(76,926,539)
Capital share transactions:
Proceeds from shares sold	47,392,921	107,453,351
Cost of shares redeemed	(62,572,176)	(30,009,686)
Transaction fees	12,511	5,999
Net increase (decrease) in net assets resulting from capital transactions	(15,166,744)	77,449,664
Total increase in net assets	24,428,112	523,125
Net assets:
Beginning of period/year	41,283,778	40,760,653
End of period/year	$65,711,890	$41,283,778
Accumulated net investment loss at end of period/year	$(514,408)	$(303,996)
Changes in shares outstanding
Shares outstanding, beginning of period/year	626,211	67,500
Shares sold	900,000	750,000
Shares repurchased	(900,279)	(191,289)
Shares outstanding, end of period/year	625,932	626,211

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(126,019)	$(230,947)	$(49,447)	$(74,715)
Net realized loss on investment securities, in-kind redemptions and swaps	(7,026,171)	(1,913,004)	(42,322)	(1,829,674)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(671,605)	(5,945,558)	588,043	96,275
Net increase (decrease) in net assets resulting from operations	(7,823,795)	(8,089,509)	496,274	(1,808,114)
Capital share transactions:
Proceeds from shares sold	36,839,437	60,874,382	5,182,781	17,153,127
Cost of shares redeemed	(41,321,444)	(55,496,189)	(9,973,378)	(13,507,056)
Transaction fees	9,565	13,357	2,992	4,052
Net increase (decrease) in net assets resulting from capital transactions	(4,472,442)	5,391,550	(4,787,605)	3,650,123
Total increase (decrease) in net assets	(12,296,237)	(2,697,959)	(4,291,331)	1,842,009
Net assets:
Beginning of period/year	33,284,258	35,982,217	11,097,267	9,255,258
End of period/year	$20,988,021	$33,284,258	$6,805,936	$11,097,267
Accumulated net investment loss at end of period/year	$(293,450)	$(167,431)	$(109,322)	$(59,875)
Changes in shares outstanding
Shares outstanding, beginning of period/year	600,001	550,001	384,916	284,916
Shares sold	850,000	1,000,000	150,000	550,000
Shares repurchased	(1,000,000)	(950,000)	(300,000)	(450,000)
Shares outstanding, end of period/year	450,001	600,001	234,916	384,916

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares[1]		Direxion Daily Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(700,030)	$(1,788,693)	$(482,619)	$(905,389)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(59,512,059)	(98,173,860)	(14,287,656)	24,161,697
Change in net unrealized appreciation (depreciation) on investment securities and swaps	51,934,045	(27,594,246)	8,459,424	(10,904,159)
Net increase (decrease) in net assets resulting from operations	(8,278,044)	(127,556,799)	(6,310,851)	12,352,149
Capital share transactions:
Proceeds from shares sold	91,754,116	298,992,238	142,504,230	291,826,004
Cost of shares redeemed	(91,076,994)	(276,919,220)	(162,126,228)	(265,811,221)
Transaction fees	20,192	57,179	49,400	93,438
Net increase (decrease) in net assets resulting from capital transactions	697,314	22,130,197	(19,572,598)	26,108,221
Total increase (decrease) in net assets	(7,580,730)	(105,426,602)	(25,883,449)	38,460,370
Net assets:
Beginning of period/year	182,246,710	287,673,312	124,472,044	86,011,674
End of period/year	$174,665,980	$182,246,710	$98,588,595	$124,472,044
Accumulated net investment loss at end of period/year	$(2,079,398)	$(1,379,368)	$(1,255,231)	$(772,612)
Changes in shares outstanding
Shares outstanding, beginning of period/year	3,182,233	2,594,733	3,077,763	2,627,763
Shares sold	2,050,000	3,662,500	3,350,000	7,500,000
Shares repurchased	(1,900,635)	(3,075,000)	(3,500,000)	(7,050,000)
Shares outstanding, end of period/year	3,331,598	3,182,233	2,927,763	3,077,763

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bull 3X Shares		Direxion Daily FTSE China Bear 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(590,438)	$(1,149,397)	$(329,831)	$(405,015)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(73,496,085)	(52,624,264)	1,216,014	4,412,405
Change in net unrealized appreciation (depreciation) on investment securities and swaps	18,946,661	(22,317,512)	9,482,023	7,663,947
Net increase (decrease) in net assets resulting from operations	(55,139,862)	(76,091,173)	10,368,206	11,671,337
Distributions to shareholders:
Net realized gains	—	(248,005)	—	—
Total distributions	—	(248,005)	—	—
Capital share transactions:
Proceeds from shares sold	75,567,301	278,386,190	65,967,601	232,170,837
Cost of shares redeemed	(50,195,509)	(153,127,942)	(106,166,941)	(151,205,084)
Transaction fees	10,107	38,133	31,850	45,358
Net increase (decrease) in net assets resulting from capital transactions	25,381,899	125,296,381	(40,167,490)	81,011,111
Total increase (decrease) in net assets	(29,757,963)	48,957,203	(29,799,284)	92,682,448
Net assets:
Beginning of period/year	159,741,119	110,783,916	106,668,598	13,986,150
End of period/year	$129,983,156	$159,741,119	$76,869,314	$106,668,598
Accumulated net investment loss at end of period/year	$(1,557,985)	$(967,547)	$(589,877)	$(260,046)
Changes in shares outstanding
Shares outstanding, beginning of period/year	7,350,013	3,500,011	4,927,260	387,988
Shares sold	5,650,000	8,100,002	2,350,000	11,340,000
Shares repurchased	(3,600,000)	(4,250,000)	(4,100,000)	(6,800,728)
Shares outstanding, end of period/year	9,400,013	7,350,013	3,177,260	4,927,260

1  Effective March 24, 2016, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE Europe Bull 3X Shares		Direxion Daily India Bull 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(156,299)	$(128,675)	$(235,425)	$(710,574)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(7,865,942)	(14,922,378)	(21,149,568)	1,270,094
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,000,082)	5,768,067	6,333,350	(44,538,813)
Net decrease in net assets resulting from operations	(9,022,323)	(9,282,986)	(15,051,643)	(43,979,293)
Distributions to shareholders:
Net investment income	—	(16,450)	—	—
Total distributions	—	(16,450)	—	—
Capital share transactions:
Proceeds from shares sold	2,187,030	67,889,180	8,399,121	130,404,639
Cost of shares redeemed	(14,098,254)	(16,834,901)	(8,374,648)	(71,348,032)
Transaction fees	3,441	3,509	1,673	13,639
Net increase (decrease) in net assets resulting from capital transactions	(11,907,783)	51,057,788	26,146	59,070,246
Total increase (decrease) in net assets	(20,930,106)	41,758,352	(15,025,497)	15,090,953
Net assets:
Beginning of period/year	51,388,975	9,630,623	94,039,537	78,948,584
End of period/year	$30,458,869	$51,388,975	$79,014,040	$94,039,537
Accumulated net investment loss at end of period/year	$(269,819)	$(113,520)	$(827,346)	$(591,921)
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,850,001	300,001	1,612,364	774,864
Shares sold	100,000	2,100,000	200,000	1,662,500
Shares repurchased	(650,000)	(550,000)	(162,678)	(825,000)
Shares outstanding, end of period/year	1,300,001	1,850,001	1,649,686	1,612,364

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Japan Bull 3X Shares		Direxion Daily Latin America Bull 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(48,828)	$(59,966)	$(39,622)	$(148,489)
Net realized loss on investment securities, in-kind redemptions and swaps	(1,608,285)	(2,104,086)	(5,250,846)	(18,735,935)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,685,416)	251,443	8,896,678	(4,076,508)
Net increase (decrease) in net assets resulting from operations	(3,342,529)	(1,912,609)	3,606,210	(22,960,932)
Capital share transactions:
Proceeds from shares sold	1,662,657	37,005,262	1,099,397	11,838,956
Cost of shares redeemed	(3,713,156)	(28,239,047)	(1,560,905)	(541,142)
Transaction fees	743	5,881	310	107
Net increase (decrease) in net assets resulting from capital transactions	(2,049,756)	8,772,096	(461,198)	11,297,921
Total increase (decrease) in net assets	(5,392,285)	6,859,487	3,145,012	(11,663,011)
Net assets:
Beginning of period/year	14,196,012	7,336,525	10,216,142	21,879,153
End of period/year	$8,803,727	$14,196,012	$13,361,154	$10,216,142
Accumulated net investment loss at end of period/year	$(48,828)	$—	$(157,433)	$(117,811)
Changes in shares outstanding
Shares outstanding, beginning of period/year	300,001	150,001	154,955	73,741
Shares sold	50,000	700,000	25,000	84,375
Shares repurchased	(100,000)	(550,000)	(25,182)	(3,161)
Shares outstanding, end of period/year	250,001	300,001	154,773	154,955

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares[1]		Direxion Daily Russia Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(775,678)	$(1,882,426)	$(186,463)	$(513,408)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(74,859,524)	(172,309,466)	273,634	(68,585,902)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	102,110,403	19,115,677	(21,332,628)	7,297,987
Net increase (decrease) in net assets resulting from operations	26,475,201	(155,076,215)	(21,245,457)	(61,801,323)
Distributions to shareholders:
Net realized gains	—	(76,183)	—	—
Total distributions	—	(76,183)	—	—
Capital share transactions:
Proceeds from shares sold	115,428,595	507,095,009	101,334,331	320,698,283
Cost of shares redeemed	(138,810,953)	(327,278,505)	(69,038,832)	(233,397,608)
Transaction fees	28,806	68,008	20,711	70,298
Net increase (decrease) in net assets resulting from capital transactions	(23,353,552)	179,884,512	32,316,210	87,370,973
Total increase in net assets	3,121,649	24,732,114	11,070,753	25,569,650
Net assets:
Beginning of period/year	197,192,531	172,460,417	41,855,995	16,286,345
End of period/year	$200,314,180	$197,192,531	$52,926,748	$41,855,995
Accumulated net investment loss at end of period/year	$(2,435,706)	$(1,660,028)	$(645,501)	$(459,038)
Changes in shares outstanding
Shares outstanding, beginning of period/year	3,097,495	679,161	1,324,417	275,000
Shares sold	2,750,000	5,939,583	4,150,000	5,612,500
Shares repurchased	(2,813,494)	(3,521,249)	(1,850,000)	(4,563,083)
Shares outstanding, end of period/year	3,034,001	3,097,495	3,624,417	1,324,417

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily South Korea Bull 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(17,477)	$(35,335)
Net realized loss on investment securities, in-kind redemptions and swaps	(53,216)	(1,849,703)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(219,453)	390,771
Net decrease in net assets resulting from operations	(290,146)	(1,494,267)
Capital share transactions:
Proceeds from shares sold	953,022	18,410,521
Cost of shares redeemed	—	(14,627,841)
Transaction fees	—	3,589
Net increase in net assets resulting from capital transactions	953,022	3,786,269
Total increase in net assets	662,876	2,292,002
Net assets:
Beginning of period/year	4,235,393	1,943,391
End of period/year	$4,898,269	$4,235,393
Accumulated net investment loss at end of period/year	$(47,939)	$(30,462)
Changes in shares outstanding
Shares outstanding, beginning of period/year	150,001	50,001
Shares sold	50,000	500,000
Shares repurchased	—	(400,000)
Shares outstanding, end of period/year	200,001	150,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(698,248)	$(1,586,771)	$(351,771)	$(640,362)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(181,622,672)	(132,080,738)	(10,578,006)	532,584
Change in net unrealized appreciation (depreciation) on investment securities and swaps	213,262,629	(97,058,927)	(10,544,621)	14,120,042
Net increase (decrease) in net assets resulting from operations	30,941,709	(230,726,436)	(21,474,398)	14,012,264
Capital share transactions:
Proceeds from shares sold	437,164,333	1,198,950,105	158,664,166	186,251,657
Cost of shares redeemed	(365,697,885)	(714,862,307)	(110,173,685)	(181,383,211)
Transaction fees	81,838	157,310	33,052	54,372
Net increase in net assets resulting from capital transactions	71,548,286	484,245,108	48,523,533	4,922,818
Total increase in net assets	102,489,995	253,518,672	27,049,135	18,935,082
Net assets:
Beginning of period/year	489,320,042	235,801,370	67,250,134	48,315,052
End of period/year	$591,810,037	$489,320,042	$94,299,269	$67,250,134
Accumulated net investment loss at end of period/year	$(705,275)	$(7,027)	$(902,593)	$(550,822)
Changes in shares outstanding
Shares outstanding, beginning of period/year	14,200,017	2,800,017	2,937,220	2,787,220
Shares sold	20,600,000	24,350,000	6,600,000	8,650,000
Shares repurchased	(15,050,000)	(12,950,000)	(3,850,000)	(8,500,000)
Shares outstanding, end of period/year	19,750,017	14,200,017	5,687,220	2,937,220

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(443,617)	$(8,874,434)	$(1,369,167)	$(2,695,381)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(128,587,053)	751,727,397	(10,884,417)	(124,907,083)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(18,651,664)	(569,802,071)	(25,088,606)	38,945,115
Net increase (decrease) in net assets resulting from operations	(147,682,334)	173,050,892	(37,342,190)	(88,657,349)
Capital share transactions:
Proceeds from shares sold	478,055,717	1,485,260,175	314,767,147	401,777,591
Cost of shares redeemed	(418,559,010)	(1,616,747,887)	(225,891,558)	(285,626,263)
Transaction fees	84,772	372,418	67,767	85,591
Net increase (decrease) in net assets resulting from capital transactions	59,581,479	(131,115,294)	88,943,356	116,236,919
Total increase (decrease) in net assets	(88,100,855)	41,935,598	51,601,166	27,579,570
Net assets:
Beginning of period/year	1,304,919,539	1,262,983,941	311,118,949	283,539,379
End of period/year	$1,216,818,684	$1,304,919,539	$362,720,115	$311,118,949
Undistributed (Accumulated) net investment income (loss) at end of period/year	$(431,979)	$11,638	$(3,638,889)	$(2,269,722)
Changes in shares outstanding
Shares outstanding, beginning of period/year	43,199,888	44,299,888	7,432,055	4,863,363
Shares sold	19,650,000	50,800,000	6,500,000	8,300,000
Shares repurchased	(17,300,000)	(51,900,000)	(4,550,000)	(5,731,308)
Shares outstanding, end of period/year	45,549,888	43,199,888	9,382,055	7,432,055

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Index Bull 3X Shares		Direxion Daily Gold Miners Index Bear 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(3,359,884)	$(7,038,482)	$(1,078,072)	$(1,609,816)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	634,332,577	(1,198,688,421)	(311,203,856)	25,436,335
Change in net unrealized appreciation (depreciation) on investment securities and swaps	865,656,223	588,516,952	(289,830,340)	(52,251,910)
Net increase (decrease) in net assets resulting from operations	1,496,628,916	(617,209,951)	(602,112,268)	(28,425,391)
Capital share transactions:
Proceeds from shares sold	1,150,622,170	2,103,458,419	1,090,361,619	1,082,990,193
Cost of shares redeemed	(1,869,398,525)	(1,428,540,431)	(483,326,640)	(960,278,338)
Transaction fees	388,126	293,929	145,900	288,403
Net increase (decrease) in net assets resulting from capital transactions	(718,388,229)	675,211,917	607,180,879	123,000,258
Total increase in net assets	778,240,687	58,001,966	5,068,611	94,574,867
Net assets:
Beginning of period/year	610,268,594	552,266,628	287,615,088	193,040,221
End of period/year	$1,388,509,281	$610,268,594	$292,683,699	$287,615,088
Accumulated net investment loss at end of period/year	$(9,337,762)	$(5,977,878)	$(2,426,628)	$(1,348,556)
Changes in shares outstanding
Shares outstanding, beginning of period/year	17,687,747	5,007,476	1,800,000	415,000
Shares sold	33,600,000	31,000,000	24,970,000	6,415,000
Shares repurchased	(39,650,000)	(18,319,729)	(4,500,000)	(5,030,000)
Shares outstanding, end of period/year	11,637,747	17,687,747	22,270,000	1,800,000

1  Effective May 18, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Healthcare Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	For the Period December 3, 2015[1] through April 30, 2016 (Unaudited)
Operations:
Net investment loss	$(1,122,816)	$(2,505,358)	$(9,003)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(5,647,728)	8,988,150	(243,988)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(31,719,901)	7,052,534	98,508
Net increase (decrease) in net assets resulting from operations	(38,490,445)	13,535,326	(154,483)
Capital share transactions:
Proceeds from shares sold	1,679,105	288,216,291	4,000,040
Cost of shares redeemed	(71,324,472)	(148,718,439)	(1,909,477)
Transaction fees	14,265	38,421	573
Net increase (decrease) in net assets resulting from capital transactions	(69,631,102)	139,536,273	2,091,136
Total increase (decrease) in net assets	(108,121,547)	153,071,599	1,936,653
Net assets:
Beginning of period/year	342,892,024	189,820,425	—
End of period/year	$234,770,477	$342,892,024	$1,936,653
Accumulated net investment loss at end of period/year	$(1,122,816)	$—	$(9,003)
Changes in shares outstanding
Shares outstanding, beginning of period/year	10,500,008	6,400,008	—
Shares sold	50,000	8,300,000	100,001
Shares repurchased	(2,550,000)	(4,200,000)	(50,000)
Shares outstanding, end of period/year	8,000,008	10,500,008	50,001

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Homebuilders & Supplies Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period August 19, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period August 19, 2015[1] through October 31, 2015
Operations:
Net investment loss	$(8,807)	$(5,323)	$(22,388)	$(8,950)
Net realized loss on investment securities, in-kind redemptions and swaps	(774,257)	(736,573)	(339,116)	(316,774)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	352,356	(354,659)	(240,184)	976,346
Net increase (decrease) in net assets resulting from operations	(430,708)	(1,096,555)	(601,688)	650,622
Capital share transactions:
Proceeds from shares sold	—	4,000,000	—	4,000,000
Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital transactions	—	4,000,000	—	4,000,000
Total increase (decrease) in net assets	(430,708)	2,903,445	(601,688)	4,650,622
Net assets:
Beginning of period/year	2,903,445	—	4,650,622	—
End of period/year	$2,472,737	$2,903,445	$4,048,934	$4,650,622
Accumulated net investment loss at end of period/year	$(9,316)	$(509)	$(26,524)	$(4,136)
Changes in shares outstanding
Shares outstanding, beginning of period/year	100,000	—	100,000	—
Shares sold	—	100,000	—	100,000
Shares repurchased	—	—	—	—
Shares outstanding, end of period/year	100,000	100,000	100,000	100,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares		Direxion Daily Junior Gold Miners Index Bear 3X Shares[1]
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(601,550)	$(1,727,326)	$(177,008)	$(690,382)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	39,434,521	(372,932,410)	(35,082,951)	12,173,272
Change in net unrealized appreciation (depreciation) on investment securities and swaps	269,224,910	200,397,561	(58,998,362)	(36,004,643)
Net increase (decrease) in net assets resulting from operations	308,057,881	(174,262,175)	(94,258,321)	(24,521,753)
Distributions to shareholders:
Net realized gains	—	(7,778,400)	—	(3,658,733)
Total distributions	—	(7,778,400)	—	(3,658,733)
Capital share transactions:
Proceeds from shares sold	169,195,043	701,316,190	187,548,571	596,900,665
Cost of shares redeemed	(248,371,225)	(580,802,748)	(116,385,031)	(552,447,418)
Transaction fees	52,784	121,980	34,915	168,979
Net increase (decrease) in net assets resulting from capital transactions	(79,123,398)	120,635,422	71,198,455	44,622,226
Total increase (decrease) in net assets	228,934,483	(61,405,153)	(23,059,866)	16,441,740
Net assets:
Beginning of period/year	106,686,196	168,091,349	68,334,804	51,893,064
End of period/year	$335,620,679	$106,686,196	$45,274,938	$68,334,804
Accumulated net investment loss at end of period/year	$(1,993,766)	$(1,392,216)	$(177,008)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	2,676,466	861,000	234,965	37,500
Shares sold	4,200,000	8,192,000	2,855,000	1,511,250
Shares repurchased	(5,000,000)	(6,376,534)	(565,000)	(1,313,785)
Shares outstanding, end of period/year	1,876,466	2,676,466	2,524,965	234,965

1  Effective May 18, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares[1]		Direxion Daily Natural Gas Related Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	For the Period December 3, 2015[2] through April 30, 2016 (Unaudited)
Operations:
Net investment loss	$(144,351)	$(386,985)	$(26,267)
Net realized loss on investment securities, in-kind redemptions and swaps	(42,977,886)	(166,146,645)	(7,204,479)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	13,244,876	(3,815,442)	(1,365,828)
Net decrease in net assets resulting from operations	(29,877,361)	(170,349,072)	(8,596,574)
Capital share transactions:
Proceeds from shares sold	138,121,335	233,458,997	43,120,618
Cost of shares redeemed	(89,901,719)	(65,947,424)	(24,359,231)
Transaction fees	21,014	13,505	7,308
Net increase in net assets resulting from capital transactions	48,240,630	167,525,078	18,768,695
Total increase (decrease) in net assets	18,363,269	(2,823,994)	10,172,121
Net assets:
Beginning of period/year	39,587,876	42,411,870	—
End of period/year	$57,951,145	$39,587,876	$10,172,121
Accumulated net investment loss at end of period/year	$(546,009)	$(401,658)	$(26,267)
Changes in shares outstanding
Shares outstanding, beginning of period/year	203,643	6,600	—
Shares sold	3,740,000	275,600	1,400,001
Shares repurchased	(2,536,122)	(78,557)	(500,000)
Shares outstanding, end of period/year	1,407,521	203,643	900,001

1  Effective March 24, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

2  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(322,789)	$(347,702)	$(50,270)	$(109,164)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	4,455,609	36,889,122	(2,857,007)	(4,670,200)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	2,395,039	(40,081,482)	339,283	602,768
Net increase (decrease) in net assets resulting from operations	6,527,859	(3,540,062)	(2,567,994)	(4,176,596)
Capital share transactions:
Proceeds from shares sold	21,439,970	139,127,468	14,054,507	37,293,871
Cost of shares redeemed	(43,486,517)	(130,852,043)	(6,871,797)	(30,579,487)
Transaction fees	10,145	31,451	2,062	10,264
Net increase (decrease) in net assets resulting from capital transactions	(22,036,402)	8,306,876	7,184,772	6,724,648
Total increase (decrease) in net assets	(15,508,543)	4,766,814	4,616,778	2,548,052
Net assets:
Beginning of period/year	104,192,634	99,425,820	11,745,498	9,197,446
End of period/year	$88,684,091	$104,192,634	$16,362,276	$11,745,498
Undistributed (Accumulated) net investment income (loss) at end of period/year	$(267,077)	$55,712	$(141,211)	$(90,941)
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,400,000	1,400,000	558,309	308,309
Shares sold	300,000	1,700,000	750,000	1,500,000
Shares repurchased	(600,000)	(1,700,000)	(300,000)	(1,250,000)
Shares outstanding, end of period/year	1,100,000	1,400,000	1,008,309	558,309

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Regional Banks Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period August 19, 2015[1] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period August 19, 2015[1] through October 31, 2015
Operations:
Net investment loss	$(2,545)	$(2,300)	$(9,928)	$(8,652)
Net realized loss on investment securities, in-kind redemptions and swaps	(728,006)	(443,334)	(381,864)	(304,272)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	237,240	(25,282)	(73,678)	176,609
Net decrease in net assets resulting from operations	(493,311)	(470,916)	(465,470)	(136,315)
Distributions to shareholders:
Net realized gains	—	—	(92,796)	—
Total distributions	—	—	(92,796)	—
Capital share transactions:
Proceeds from shares sold	—	4,000,000	—	4,000,000
Cost of shares redeemed	—	—	(1,744,928)	—
Transaction fees	—	—	523	—
Net increase (decrease) in net assets resulting from capital transactions	—	4,000,000	(1,744,405)	4,000,000
Total increase (decrease) in net assets	(493,311)	3,529,084	(2,302,671)	3,863,685
Net assets:
Beginning of period/year	3,529,084	—	3,863,685	—
End of period/year	$3,035,773	$3,529,084	$1,561,014	$3,863,685
Accumulated net investment loss at end of period/year	$(3,731)	$(1,186)	$(9,928)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	100,000	—	100,000	—
Shares sold	—	100,000	—	100,000
Shares repurchased	—	—	(50,000)	—
Shares outstanding, end of period/year	100,000	100,000	50,000	100,000

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(175,950)	$(56,167)
Net realized gain on investment securities, in-kind redemptions and swaps	4,829,171	14,743,132
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(8,838,162)	6,304,293
Net increase (decrease) in net assets resulting from operations	(4,184,941)	20,991,258
Capital share transactions:
Proceeds from shares sold	5,737,003	111,690,969
Cost of shares redeemed	(15,747,070)	(89,915,878)
Transaction fees	3,150	22,728
Net increase (decrease) in net assets resulting from capital transactions	(10,006,917)	21,797,819
Total increase (decrease) in net assets	(14,191,858)	42,789,077
Net assets:
Beginning of period/year	58,530,429	15,741,352
End of period/year	$44,338,571	$58,530,429
Accumulated net investment loss at end of period/year	$(175,950)	$—
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,600,012	800,012
Shares sold	150,000	3,450,000
Shares repurchased	(550,000)	(2,650,000)
Shares outstanding, end of period/year	1,200,012	1,600,012

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Biotech Bull 3X Shares[1]		Direxion Daily S&P Biotech Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	For the Period May 28, 2015[2] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period May 28, 2015[2] through October 31, 2015
Operations:
Net investment loss	$(642,312)	$(313,437)	$(179,047)	$(51,474)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(130,774,319)	(51,941,573)	2,695,027	(4,373,117)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	44,135,451	(14,156,052)	4,425,662	9,200,594
Net increase (decrease) in net assets resulting from operations	(87,281,180)	(66,411,062)	6,941,642	4,776,003
Capital share transactions:
Proceeds from shares sold	408,026,333	246,320,754	150,780,252	77,469,559
Cost of shares redeemed	(196,425,303)	(56,863,667)	(131,811,303)	(53,508,310)
Transaction fees	41,408	11,786	39,544	16,052
Net increase in net assets resulting from capital transactions	211,642,438	189,468,873	19,008,493	23,977,301
Total increase in net assets	124,361,258	123,057,811	25,950,135	28,753,304
Net assets:
Beginning of period/year	123,057,811	—	28,753,304	—
End of period/year	$247,419,069	$123,057,811	$54,703,439	$28,753,304
Accumulated net investment loss at end of period/year	$(945,779)	$(303,467)	$(220,592)	$(41,545)
Changes in shares outstanding
Shares outstanding, beginning of period/year	1,600,000	—	700,000	—
Shares sold	11,362,500	2,162,500	3,300,000	1,900,000
Shares repurchased	(4,800,900)	(562,500)	(2,750,000)	(1,200,000)
Shares outstanding, end of period/year	8,161,600	1,600,000	1,250,000	700,000

1  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

2  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares[1]		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares[2]
	Six Months Ended April 30, 2016 (Unaudited)	For the Period May 28, 2015[3] through October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	For the Period May 28, 2015[3] through October 31, 2015
Operations:
Net investment loss	$(118,807)	$(16,456)	$(62,907)	$(27,154)
Net realized loss on investment securities, in-kind redemptions and swaps	(4,927,474)	(3,639,307)	(8,316,827)	(1,755,725)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	32,566,757	1,529,236	(13,060,483)	2,370,443
Net increase (decrease) in net assets resulting from operations	27,520,476	(2,126,527)	(21,440,217)	587,564
Capital share transactions:
Proceeds from shares sold	75,848,985	19,362,946	72,960,439	23,041,255
Cost of shares redeemed	(49,244,416)	(8,468,840)	(25,557,450)	(17,957,341)
Transaction fees	11,540	2,109	7,667	5,387
Net increase in net assets resulting from capital transactions	26,616,109	10,896,215	47,410,656	5,089,301
Total increase in net assets	54,136,585	8,769,688	25,970,439	5,676,865
Net assets:
Beginning of period/year	8,769,688	—	5,676,865	—
End of period/year	$62,906,273	$8,769,688	$31,647,304	$5,676,865
Accumulated net investment loss at end of period/year	$(125,337)	$(6,530)	$(80,135)	$(17,228)
Changes in shares outstanding
Shares outstanding, beginning of period/year	65,000	—	400,000	—
Shares sold	1,645,000	110,000	5,300,000	1,600,000
Shares repurchased	(955,262)	(45,000)	(1,200,000)	(1,200,000)
Shares outstanding, end of period/year	754,738	65,000	4,500,000	400,000

1  Effective March 24, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

2  Effective March 24, 2016, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

3  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(291,089)	$(842,650)	$(157,394)	$(249,107)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	9,866,851	75,955,284	(2,393,275)	(16,167,035)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(21,464,821)	(64,199,595)	2,671,273	268,815
Net increase (decrease) in net assets resulting from operations	(11,889,059)	10,913,039	120,604	(16,147,327)
Distributions to shareholders:
Net investment income	—	(7,448)	—	—
Total distributions	—	(7,448)	—	—
Capital share transactions:
Proceeds from shares sold	18,170,753	180,026,637	53,745,787	71,254,027
Cost of shares redeemed	(55,997,314)	(224,703,543)	(39,606,651)	(39,305,006)
Transaction fees	11,509	49,603	11,882	11,789
Net increase (decrease) in net assets resulting from capital transactions	(37,815,052)	(44,627,303)	14,151,018	31,960,810
Total increase (decrease) in net assets	(49,704,111)	(33,721,712)	14,271,622	15,813,483
Net assets:
Beginning of period/year	131,928,747	165,650,459	38,178,075	22,364,592
End of period/year	$82,224,636	$131,928,747	$52,449,697	$38,178,075
Accumulated net investment loss at end of period/year	$(291,089)	$—	$(370,101)	$(212,707)
Changes in shares outstanding
Shares outstanding, beginning of period/year	4,900,004	6,000,004	899,748	324,962
Shares sold	950,000	5,750,000	1,350,000	1,375,000
Shares repurchased	(2,300,000)	(6,850,000)	(850,000)	(800,214)
Shares outstanding, end of period/year	3,550,004	4,900,004	1,399,748	899,748

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(526,193)	$(1,661,498)	$(78,559)	$(155,325)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	9,262,464	74,431,666	(3,686,050)	(9,289,400)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(28,613,947)	(30,012,965)	3,035,788	1,895,323
Net increase (decrease) in net assets resulting from operations	(19,877,676)	42,757,203	(728,821)	(7,549,402)
Capital share transactions:
Proceeds from shares sold	18,871,299	143,997,666	12,822,871	43,887,019
Cost of shares redeemed	(47,751,014)	(181,876,654)	(9,764,569)	(31,283,542)
Transaction fees	15,341	45,480	2,929	8,800
Net increase (decrease) in net assets resulting from capital transactions	(28,864,374)	(37,833,508)	3,061,231	12,612,277
Total increase (decrease) in net assets	(48,742,050)	4,923,695	2,332,410	5,062,875
Net assets:
Beginning of period/year	194,727,528	189,803,833	19,029,681	13,966,806
End of period/year	$145,985,478	$194,727,528	$21,362,091	$19,029,681
Accumulated net investment loss at end of period/year	$(526,193)	$—	$(215,100)	$(136,541)
Changes in shares outstanding
Shares outstanding, beginning of period/year	5,050,000	5,800,000	617,738	280,468
Shares sold	600,000	4,350,000	400,000	1,112,500
Shares repurchased	(1,300,000)	(5,100,000)	(300,000)	(775,230)
Shares outstanding, end of period/year	4,350,000	5,050,000	717,738	617,738

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(30,386)	$(56,163)	$(139,242)	$(435,087)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	121,044	792,243	(2,711,384)	(10,123,344)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	595,260	(437,723)	(1,430,298)	1,633,550
Net increase (decrease) in net assets resulting from operations	685,918	298,357	(4,280,924)	(8,924,881)
Distributions to shareholders:
Net realized gains	(109,119)	—	—	—
Total distributions	(109,119)	—	—	—
Capital share transactions:
Proceeds from shares sold	—	21,180,689	—	1,724,123
Cost of shares redeemed	—	(18,741,927)	(7,441,271)	(7,013,670)
Transaction fees	—	4,662	2,233	2,104
Net increase (decrease) in net assets resulting from capital transactions	—	2,443,424	(7,439,038)	(5,287,443)
Total increase (decrease) in net assets	576,799	2,741,781	(11,719,962)	(14,212,324)
Net assets:
Beginning of period/year	7,011,300	4,269,519	40,460,805	54,673,129
End of period/year	$7,588,099	$7,011,300	$28,740,843	$40,460,805
Accumulated net investment loss at end of period/year	$(30,386)	$—	$(489,826)	$(350,584)
Changes in shares outstanding
Shares outstanding, beginning of period/year	150,000	100,000	2,450,000	2,750,000
Shares sold	—	450,000	—	100,000
Shares repurchased	—	(400,000)	(450,000)	(400,000)
Shares outstanding, end of period/year	150,000	150,000	2,000,000	2,450,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(203,167)	$(272,191)	$(1,800,457)	$(4,447,521)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	14,701,201	(3,395,570)	(123,871,104)	(193,183,591)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,047,382)	(2,864,402)	17,622,980	25,275,402
Net increase (decrease) in net assets resulting from operations	12,450,652	(6,532,163)	(108,048,581)	(172,355,710)
Capital share transactions:
Proceeds from shares sold	133,125,272	205,844,507	59,836,062	358,265,198
Cost of shares redeemed	(120,735,236)	(194,479,083)	(121,557,911)	(176,891,627)
Transaction fees	31,716	51,126	37,714	53,067
Net increase (decrease) in net assets resulting from capital transactions	12,421,752	11,416,550	(61,684,135)	181,426,638
Total increase (decrease) in net assets	24,872,404	4,884,387	(169,732,716)	9,070,928
Net assets:
Beginning of period/year	62,613,829	57,729,442	537,015,896	527,944,968
End of period/year	$87,486,233	$62,613,829	$367,283,180	$537,015,896
Accumulated net investment loss at end of period/year	$(406,633)	$(203,466)	$(5,538,548)	$(3,738,091)
Changes in shares outstanding
Shares outstanding, beginning of period/year	800,000	800,000	19,449,789	13,549,789
Shares sold	1,500,000	2,450,000	2,550,000	11,550,000
Shares repurchased	(1,350,000)	(2,450,000)	(4,850,000)	(5,650,000)
Shares outstanding, end of period/year	950,000	800,000	17,149,789	19,449,789

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$23.15	$(0.08)	$(0.08)	$0.09	$0.01	$—	$—	$—	$—	$23.16	0.04%	$49,788	0.96%	1.06%	(0.82)%	0.95%	1.05%	(0.81)%	96%
For the Year Ended October 31, 2015	$22.86	(0.22)	(0.22)	0.51	0.29	—	—	—	—	$23.15	1.27%	$69,466	0.96%	0.99%	(0.88)%	0.95%	0.98%	(0.87)%	103%
For the Year Ended October 31, 2014	$18.48	(0.19)	(0.19)	5.35	5.16	—	(0.78)	—	(0.78)	$22.86	29.26%	$91,439	0.98%	1.04%	(0.93)%	0.95%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2013	$8.44	(0.11)	(0.11)	10.15	10.04	—	—	—	—	$18.48	118.83%	$51,730	0.99%	1.11%	(0.87)%	0.95%	1.07%	(0.83)%	100%
For the Year Ended October 31, 2012	$9.02	(0.11)	(0.05)	2.24	2.13	—	(2.71)	—	(2.71)	$8.44	26.11%	$33,768	1.67%	1.81%	(1.23)%	0.95%	1.08%	(0.51)%	80%
For the Year Ended October 31, 2011	$9.55	(0.05)	(0.05)	0.43	0.38	(0.01)	(0.90)	—	(0.91)	$9.02	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
Direxion Daily Mid Cap Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$42.46	(0.20)	(0.19)	(6.11)	(6.31)	—	—	—	—	$36.15	(14.86)%	$13,175	0.99%	1.24%	(0.87)%	0.95%	1.20%	(0.83)%	0%
For the Year Ended October 31, 2015	$54.12	(0.42)	(0.41)	(11.24)	(11.66)	—	—	—	—	$42.46	(21.54)%	$11,227	0.95%	1.23%	(0.93)%	0.95%	1.23%	(0.93)%	0%
For the Year Ended October 31, 2014	$84.52	(0.64)	(0.64)	(29.76)	(30.40)	—	—	—	—	$54.12	(35.97)%	$8,229	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2013	$230.16	(1.28)	(1.28)	(144.36)	(145.64)	—	—	—	—	$84.52	(63.28)%	$10,736	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2012	$399.24	(2.64)	(2.68)	(166.44)	(169.08)	—	—	—	—	$230.16	(42.35)%	$16,784	0.95%	1.28%	(0.95)%	0.95%	1.28%	(0.95)%	0%
For the Year Ended October 31, 2011	$739.80	(4.56)	(4.56)	(336.00)	(340.56)	—	—	—	—	$399.24	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$87.66	(0.34)	(0.32)	(3.05)	(3.39)	—	—	—	—	$84.27	(3.87)%	$459,361	1.00%	1.00%	(0.89)%	0.95%	0.95%	(0.84)%	179%
For the Year Ended October 31, 2015	$82.51	(0.81)	(0.79)	5.96	5.15	—	—	—	—	$87.66	6.24%	$574,270	0.97%	0.96%	(0.93)%	0.95%	0.94%	(0.91)%	254%
For the Year Ended October 31, 2014	$54.45	(0.48)	(0.46)	28.54	28.06	—	—	—	—	$82.51	51.53%	$552,931	0.97%	0.98%	(0.71)%	0.95%	0.96%	(0.68)%	110%
For the Year Ended October 31, 2013	$28.31	(0.35)	(0.34)	26.49	26.14	—	—	—	—	$54.45	92.31%	$299,526	0.98%	1.00%	(0.88)%	0.95%	0.97%	(0.85)%	217%
For the Year Ended October 31, 2012	$20.70	(0.15)	(0.15)	7.76	7.61	—	—	—	—	$28.31	36.76%	$169,911	0.97%	1.03%	(0.63)%	0.95%	1.01%	(0.62)%	24%
For the Year Ended October 31, 2011	$19.63	(0.13)	(0.12)	1.20	1.07	—	—	—	—	$20.70	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$16.69	(0.07)	(0.07)	(1.45)	(1.52)	—	—	—	—	$15.17	(9.11)%	$523,089	0.96%	0.97%	(0.84)%	0.95%	0.96%	(0.83)%	0%
For the Year Ended October 31, 2015	$22.53	(0.18)	(0.18)	(5.66)	(5.84)	—	—	—	—	$16.69	(25.92)%	$368,523	0.95%	0.96%	(0.94)%	0.95%	0.96%	(0.94)%	0%
For the Year Ended October 31, 2014	$39.70	(0.27)	(0.27)	(16.90)	(17.17)	—	—	—	—	$22.53	(43.25)%	$204,479	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$90.20	(0.54)	(0.37)	(49.96)	(50.50)	—	—	—	—	$39.70	(55.99)%	$199,514	0.95%	1.29%	(0.95)%	0.65%	0.98%	(0.64)%	0%
For the Year Ended October 31, 2012	$160.75	(1.05)	(1.05)	(69.50)	(70.55)	—	—	—	—	$90.20	(43.89)%	$208,011	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$274.75	(1.80)	(1.80)	(112.20)	(114.00)	—	—	—	—	$160.75	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$68.87	(0.21)	(0.21)	(8.12)	(8.33)	—	—	—	—	$60.54	(12.10)%	$714,414	0.96%	0.98%	(0.77)%	0.95%	0.97%	(0.76)%	0%
For the Year Ended October 31, 2015	$75.76	(0.70)	(0.68)	(5.71)	(6.41)	—	(0.48)	—	(0.48)	$68.87	(8.50)%	$836,739	0.97%	0.98%	(0.88)%	0.95%	0.97%	(0.86)%	4,838%
For the Year Ended October 31, 2014	$66.89	(0.66)	(0.64)	10.72	10.06	—	(1.19)	—	(1.19)	$75.76	15.30%	$1,090,966	0.98%	1.02%	(0.93)%	0.95%	0.99%	(0.90)%	0%
For the Year Ended October 31, 2013	$28.72	(0.38)	(0.36)	38.55	38.17	—	—	—	—	$66.89	132.90%	$732,449	0.99%	1.05%	(0.90)%	0.95%	1.01%	(0.87)%	0%
For the Year Ended October 31, 2012	$23.77	(0.21)	(0.20)	5.16	4.95	—	—	—	—	$28.72	20.82%	$761,097	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2011	$26.42	(0.21)	(0.20)	(2.44)	(2.65)	—	—	—	—	$23.77	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	306%
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$43.77	(0.20)	(0.20)	(3.25)	(3.45)	—	—	—	—	$40.32	(7.88)%	$569,275	0.98%	1.02%	(0.86)%	0.95%	0.99%	(0.83)%	0%
For the Year Ended October 31, 2015	$54.16	(0.42)	(0.42)	(9.97)	(10.39)	—	—	—	—	$43.77	(19.18)%	$504,280	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$82.96	(0.64)	(0.64)	(28.16)	(28.80)	—	—	—	—	$54.16	(34.72)%	$606,361	0.95%	1.02%	(0.95)%	0.95%	1.02%	(0.95)%	0%
For the Year Ended October 31, 2013	$251.52	(1.28)	(1.20)	(167.28)	(168.56)	—	—	—	—	$82.96	(67.02)%	$665,827	0.95%	1.07%	(0.95)%	0.89%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2012	$488.80	(3.04)	(2.96)	(234.24)	(237.28)	—	—	—	—	$251.52	(48.54)%	$845,931	0.96%	1.01%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$1,083.36	(6.08)	(6.08)	(588.48)	(594.56)	—	—	—	—	$488.80	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Brazil Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$65.92	$(0.25)	$(0.24)	$39.31	$39.06	$—	$—	$—	$—	$104.98	59.25%	$65,712	0.99%	1.07%	(0.89)%	0.95%	1.03%	(0.85)%	186%
For the Year Ended October 31, 2015	$604.00	(1.60)	(1.60)	(536.48)	(538.08)	—	—	—	—	$65.92	(89.09)%	$41,284	0.95%	1.04%	(0.92)%	0.95%	1.04%	(0.92)%	56%
For the Year Ended October 31, 2014	$1,137.20	(2.80)	(2.80)	(530.40)	(533.20)	—	—	—	—	$604.00	(46.89)%	$40,761	0.97%	1.38%	(0.35)%	0.95%	1.36%	(0.33)%	229%
For the Period April 10, 2013[9] through October 31, 2013	$1,600.00	(1.60)	(1.60)	(459.60)	(461.20)	—	—	(1.60)	(1.60)	$1,137.20	(28.81)%	$5,685	0.95%	3.22%	(0.26)%	0.95%	3.22%	(0.26)%	50%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$55.47	(0.20)	(0.20)	(8.63)	(8.83)	—	—	—	—	$46.64	(15.92)%	$20,988	0.96%	1.19%	(0.89)%	0.95%	1.18%	(0.88)%	185%
For the Year Ended October 31, 2015	$65.42	(0.46)	(0.44)	(9.49)	(9.95)	—	—	—	—	$55.47	(15.21)%	$33,284	0.98%	1.12%	(0.72)%	0.95%	1.10%	(0.69)%	276%
For the Year Ended October 31, 2014	$69.40	(0.54)	(0.53)	(3.44)	(3.98)	—	—	—	—	$65.42	(5.73)%	$35,982	0.97%	1.06%	(0.75)%	0.95%	1.05%	(0.73)%	32%
For the Year Ended October 31, 2013	$36.93	(0.44)	(0.43)	32.98	32.54	(0.07)	—	—	(0.07)	$69.40	88.23%	$52,047	0.97%	1.25%	(0.84)%	0.95%	1.24%	(0.82)%	161%
For the Year Ended October 31, 2012	$39.57	(0.04)	(0.03)	(0.05)	(0.09)	(0.19)	(2.36)	—	(2.55)	$36.93	1.51%	$20,313	0.98%	1.42%	(0.13)%	0.95%	1.40%	(0.10)%	0%
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	—	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%	116%
Direxion Daily Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$28.83	(0.15)	(0.14)	0.29	0.14	—	—	—	—	$28.97	0.49%	$6,806	1.00%	1.68%	(0.89)%	0.95%	1.63%	(0.84)%	0%
For the Year Ended October 31, 2015	$32.48	(0.29)	(0.29)	(3.36)	(3.65)	—	—	—	—	$28.83	(11.24)%	$11,097	0.96%	1.83%	(0.95)%	0.95%	1.82%	(0.94)%	0%
For the Year Ended October 31, 2014	$36.33	(0.31)	(0.31)	(3.54)	(3.85)	—	—	—	—	$32.48	(10.60)%	$9,255	0.95%	2.09%	(0.95)%	0.95%	2.08%	(0.95)%	0%
For the Year Ended October 31, 2013	$84.68	(0.52)	(0.52)	(47.83)	(48.35)	—	—	—	—	$36.33	(57.10)%	$8,534	0.95%	1.88%	(0.94)%	0.95%	1.88%	(0.94)%	0%
For the Year Ended October 31, 2012	$135.68	(1.08)	(1.04)	(49.92)	(51.00)	—	—	—	—	$84.68	(37.59)%	$15,662	0.96%	1.55%	(0.96)%	0.95%	1.53%	(0.95)%	0%
For the Year Ended October 31, 2011	$187.80	(1.36)	(1.36)	(50.76)	(52.12)	—	—	—	—	$135.68	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%	0%
Direxion Daily Emerging Markets Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$57.28	(0.19)	(0.19)	(4.66)	(4.85)	—	—	—	—	$52.43	(8.47)%	$174,666	0.96%	1.02%	(0.85)%	0.95%	1.01%	(0.84)%	189%
For the Year Ended October 31, 2015	$110.88	(0.68)	(0.68)	(52.92)	(53.60)	—	—	—	—	$57.28	(48.34)%	$182,247	0.96%	0.95%	(0.78)%	0.95%	0.95%	(0.77)%	226%
For the Year Ended October 31, 2014	$119.48	(0.84)	(0.84)	(7.76)	(8.60)	—	—	—	—	$110.88	(7.20)%	$287,673	0.96%	0.99%	(0.76)%	0.95%	0.98%	(0.75)%	116%
For the Year Ended October 31, 2013	$115.60	(0.64)	(0.60)	4.64	4.00	—	—	(0.12)	(0.12)	$119.48	3.43%	$312,983	0.96%	1.03%	(0.53)%	0.95%	1.01%	(0.51)%	41%
For the Year Ended October 31, 2012	$129.80	(0.36)	(0.36)	(13.72)	(14.08)	(0.12)	—	—	(0.12)	$115.60	(10.81)%	$330,345	0.96%	0.98%	(0.34)%	0.95%	0.97%	(0.34)%	0%
For the Year Ended October 31, 2011	$249.48	(0.72)	(0.68)	(111.60)	(112.32)	(0.16)	(7.20)	—	(7.36)	$129.80	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%	187%
Direxion Daily Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$40.44	(0.20)	(0.19)	(6.57)	(6.77)	—	—	—	—	$33.67	(16.74)%	$98,589	0.99%	1.05%	(0.89)%	0.95%	1.01%	(0.85)%	0%
For the Year Ended October 31, 2015	$32.73	(0.34)	(0.34)	8.05	7.71	—	—	—	—	$40.44	23.56%	$124,472	0.96%	0.98%	(0.94)%	0.95%	0.97%	(0.93)%	0%
For the Year Ended October 31, 2014	$40.45	(0.35)	(0.35)	(7.37)	(7.72)	—	—	—	—	$32.73	(19.09)%	$86,012	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$58.85	(0.48)	(0.47)	(17.92)	(18.40)	—	—	—	—	$40.45	(31.27)%	$106,297	0.95%	1.08%	(0.95)%	0.95%	1.08%	(0.95)%	0%
For the Year Ended October 31, 2012	$94.35	(0.70)	(0.70)	(34.80)	(35.50)	—	—	—	—	$58.85	(37.63)%	$124,084	0.96%	1.02%	(0.96)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2011	$120.45	(0.95)	(0.95)	(25.15)	(26.10)	—	—	—	—	$94.35	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$21.73	(0.06)	(0.06)	(7.84)	(7.90)	—	—	—	—	$13.83	(36.36)%	$129,983	0.96%	1.02%	(0.88)%	0.95%	1.01%	(0.87)%	44%
For the Year Ended October 31, 2015	$31.65	(0.27)	(0.26)	(9.58)	(9.85)	—	(0.07)	—	(0.07)	$21.73	(31.19)%	$159,741	0.97%	1.00%	(0.80)%	0.95%	0.98%	(0.78)%	71%
For the Year Ended October 31, 2014	$30.02	(0.24)	(0.23)	1.87	1.63	—	—	—	—	$31.65	5.43%	$110,784	0.96%	1.03%	(0.88)%	0.95%	1.02%	(0.87)%	103%
For the Year Ended October 31, 2013	$16.45	(0.14)	(0.14)	13.71	13.57	—	—	—	—	$30.02	82.49%	$81,066	0.97%	1.05%	(0.72)%	0.95%	1.03%	(0.71)%	36%
For the Year Ended October 31, 2012	$22.90	(0.09)	(0.09)	(6.36)	(6.45)	—	—	—	—	$16.45	(28.17)%	$55,095	0.96%	1.11%	(0.49)%	0.95%	1.10%	(0.48)%	34%
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	—	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%	39%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE China Bear 3X Shares[13]
For the Six Months Ended April 30, 2016 (Unaudited)	$21.65	$(0.12)	$(0.11)	$2.66	$2.54	$—	$—	$—	$—	$24.19	11.73%	$76,869	1.03%	1.09%	(0.92)%	0.95%	1.01%	(0.84)%	0%
For the Year Ended October 31, 2015	$36.05	(0.20)	(0.20)	(14.20)	(14.40)	—	—	—	—	$21.65	(39.95)%	$106,669	0.97%	1.05%	(0.95)%	0.95%	1.03%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.85	(0.48)	(0.48)	(20.32)	(20.80)	—	—	—	—	$36.05	(36.59)%	$13,986	0.96%	1.18%	(0.95)%	0.95%	1.18%	(0.94)%	0%
For the Year Ended October 31, 2013	$156.50	(1.00)	(0.98)	(98.65)	(99.65)	—	—	—	—	$56.85	(63.67)%	$9,549	0.96%	1.39%	(0.95)%	0.95%	1.38%	(0.94)%	0%
For the Year Ended October 31, 2012	$203.38	(1.75)	(1.73)	(45.13)	(46.88)	—	—	—	—	$156.50	(23.05)%	$11,894	0.97%	1.34%	(0.97)%	0.95%	1.32%	(0.95)%	0%
For the Year Ended October 31, 2011	$212.13	(1.88)	(1.88)	(6.87)	(8.75)	—	—	—	—	$203.38	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$27.78	(0.09)	(0.09)	(4.26)	(4.35)	—	—	—	—	$23.43	(15.66)%	$30,459	0.95%	1.01%	(0.84)%	0.95%	1.01%	(0.84)%	351%
For the Year Ended October 31, 2015	$32.10	(0.10)	(0.10)	(4.17)	(4.27)	(0.05)	—	—	(0.05)	$27.78	(13.33)%	$51,389	0.95%	0.96%	(0.31)%	0.95%	0.96%	(0.31)%	0%
For the Period January 22, 2014[9] through October 31, 2014	$40.00	0.27	0.27	(7.99)	(7.72)	(0.18)	—	—	(0.18)	$32.10	(19.35)%	$9,631	0.95%	1.74%	0.91%	0.95%	1.74%	0.91%	0%
Direxion Daily India Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$58.32	(0.14)	(0.14)	(10.28)	(10.42)	—	—	—	—	$47.90	(17.87)%	$79,014	0.95%	1.03%	(0.62)%	0.95%	1.03%	(0.62)%	92%
For the Year Ended October 31, 2015	$101.88	(0.56)	(0.56)	(43.00)	(43.56)	—	—	—	—	$58.32	(42.76)%	$94,040	0.96%	0.98%	(0.69)%	0.95%	0.97%	(0.68)%	355%
For the Year Ended October 31, 2014	$53.56	(0.64)	(0.64)	48.96	48.32	—	—	—	—	$101.88	90.24%	$78,949	0.98%	1.04%	(0.90)%	0.95%	1.02%	(0.87)%	195%
For the Year Ended October 31, 2013	$73.88	(0.48)	(0.48)	(19.80)	(20.28)	—	—	(0.04)	(0.04)	$53.56	(27.45)%	$36,144	0.96%	1.12%	(0.76)%	0.95%	1.11%	(0.75)%	190%
For the Year Ended October 31, 2012	$113.52	(0.60)	(0.60)	(39.04)	(39.64)	—	—	—	—	$73.88	(34.92)%	$22,159	0.96%	1.21%	(0.78)%	0.95%	1.20%	(0.77)%	65%
For the Year Ended October 31, 2011	$203.72	(1.16)	(1.12)	(87.88)	(89.04)	—	(1.16)	—	(1.16)	$113.52	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%	0%
Direxion Daily Japan Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$47.32	(0.17)	(0.17)	(11.94)	(12.11)	—	—	—	—	$35.21	(25.59)%	$8,804	0.96%	1.38%	(0.86)%	0.95%	1.37%	(0.85)%	240%
For the Year Ended October 31, 2015	$48.91	(0.27)	(0.26)	(1.32)	(1.59)	—	—	—	—	$47.32	(3.25)%	$14,196	0.96%	1.30%	(0.53)%	0.95%	1.29%	(0.52)%	17%
For the Year Ended October 31, 2014	$49.65	(0.29)	(0.28)	(0.14)	(0.43)	—	(0.31)	—	(0.31)	$48.91	(0.87)%	$7,337	0.96%	1.69%	(0.63)%	0.95%	1.68%	(0.63)%	0%
For the Period June 26, 2013[9] through October 31, 2013	$40.00	(0.13)	(0.12)	9.78	9.65	—	—	—	—	$49.65	24.13%	$4,965	0.96%	2.94%	(0.76)%	0.95%	2.93%	(0.75)%	0%
Direxion Daily Latin America Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$65.92	(0.24)	(0.24)	20.65	20.41	—	—	—	—	$86.33	30.96%	$13,361	0.98%	1.43%	(0.89)%	0.95%	1.40%	(0.86)%	177%
For the Year Ended October 31, 2015	$296.64	(1.20)	(1.20)	(229.52)	(230.72)	—	—	—	—	$65.92	(77.78)%	$10,216	0.96%	1.15%	(0.87)%	0.95%	1.14%	(0.86)%	0%
For the Year Ended October 31, 2014	$417.28	(1.92)	(1.76)	(118.72)	(120.64)	—	—	—	—	$296.64	(28.91)%	$21,879	0.96%	1.18%	(0.54)%	0.95%	1.17%	(0.52)%	64%
For the Year Ended October 31, 2013	$523.68	(2.40)	(2.40)	(102.72)	(105.12)	—	—	(1.28)	(1.28)	$417.28	(20.13)%	$24,254	0.96%	1.18%	(0.51)%	0.95%	1.17%	(0.50)%	124%
For the Year Ended October 31, 2012	$786.88	(0.32)	—	(200.00)	(200.32)	(5.76)	(57.12)	—	(62.88)	$523.68	(26.27)%	$25,526	1.02%	1.01%	(0.06)%	0.95%	0.94%	0.01%	0%
For the Year Ended October 31, 2011	$1,591.68	6.72	7.04	(695.84)	(689.12)	(27.36)	(88.32)	—	(115.68)	$786.88	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%	102%
Direxion Daily Russia Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$63.68	(0.20)	(0.20)	2.54	2.34	—	—	—	—	$66.02	3.67%	$200,314	0.97%	0.99%	(0.86)%	0.95%	0.97%	(0.84)%	277%
For the Year Ended October 31, 2015	$253.92	(0.84)	(0.84)	(189.32)	(190.16)	—	(0.08)	—	(0.08)	$63.68	(74.90)%	$197,193	0.97%	0.96%	(0.96)%	0.95%	0.94%	(0.94)%	299%
For the Year Ended October 31, 2014	$722.16	(3.36)	(3.32)	(464.88)	(468.24)	—	—	—	—	$253.92	(64.84)%	$172,460	0.96%	1.01%	(0.96)%	0.95%	1.00%	(0.95)%	72%
For the Year Ended October 31, 2013	$672.72	(6.24)	(6.00)	55.68	49.44	—	—	—	—	$722.16	7.35%	$22,561	0.98%	1.27%	(0.96)%	0.95%	1.24%	(0.93)%	267%
For the Year Ended October 31, 2012	$1,188.72	(4.08)	(4.08)	(509.76)	(513.84)	(2.16)	—	—	(2.16)	$672.72	(43.25)%	$19,620	0.97%	1.39%	(0.54)%	0.95%	1.37%	(0.53)%	114%
For the Period May 25, 2011[9] through October 31, 2011	$2,880.00	(6.72)	(6.72)	(1,684.56)	(1,691.28)	—	—	—	—	$1,188.72	(58.73)%	$9,906	0.95%	3.29%	(0.94)%	0.95%	3.29%	(0.94)%	108%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Russia Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$31.60	$(0.12)	$(0.11)	$(16.88)	$(17.00)	$—	$—	$—	$—	$14.60	(53.80)%	$52,927	1.03%	1.09%	(0.91)%	0.95%	1.01%	(0.83)%	0%
For the Year Ended October 31, 2015	$59.24	(0.40)	(0.40)	(27.24)	(27.64)	—	—	—	—	$31.60	(46.66)%	$41,856	0.96%	0.99%	(0.95)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$48.56	(0.52)	(0.52)	11.20	10.68	—	—	—	—	$59.24	21.99%	$16,286	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$83.12	(0.64)	(0.64)	(33.92)	(34.56)	—	—	—	—	$48.56	(41.58)%	$9,103	0.96%	1.34%	(0.96)%	0.95%	1.33%	(0.95)%	0%
For the Year Ended October 31, 2012	$141.28	(1.00)	(0.96)	(57.16)	(58.16)	—	—	—	—	$83.12	(41.17)%	$10,388	0.99%	1.86%	(0.98)%	0.95%	1.83%	(0.95)%	0%
For the Period May 25, 2011[9] through October 31, 2011	$160.00	(0.68)	(0.68)	(18.04)	(18.72)	—	—	—	—	$141.28	(11.70)%	$3,532	0.96%	3.57%	(0.94)%	0.95%	3.56%	(0.93)%	0%
Direxion Daily South Korea Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$28.24	(0.10)	(0.10)	(3.65)	(3.75)	—	—	—	—	$24.49	(13.28)%	$4,898	0.96%	1.78%	(0.87)%	0.95%	1.77%	(0.86)%	0%
For the Year Ended October 31, 2015	$38.87	(0.30)	(0.30)	(10.33)	(10.63)	—	—	—	—	$28.24	(27.35)%	$4,235	0.96%	1.76%	(0.95)%	0.95%	1.75%	(0.94)%	45%
For the Year Ended October 31, 2014	$54.54	(0.34)	(0.33)	(14.20)	(14.54)	—	(1.13)	—	(1.13)	$38.87	(27.06)%	$1,943	0.97%	2.92%	(0.69)%	0.95%	2.90%	(0.66)%	0%
For the Period April 10, 2013[9] through October 31, 2013	$40.00	(0.23)	(0.23)	14.77	14.54	—	—	—	—	$54.54	36.35%	$2,727	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$34.46	(0.03)	(0.03)	(4.46)	(4.49)	—	—	—	—	$29.97	(13.03)%	$591,810	0.97%	0.98%	(0.29)%	0.95%	0.96%	(0.27)%	96%
For the Year Ended October 31, 2015	$84.21	(0.17)	(0.17)	(49.58)	(49.75)	—	—	—	—	$34.46	(59.08)%	$489,320	0.96%	0.96%	(0.36)%	0.95%	0.95%	(0.35)%	70%
For the Year Ended October 31, 2014	$83.24	(0.86)	(0.80)	1.83	0.97	—	—	—	—	$84.21	1.17%	$235,801	1.02%	1.04%	(0.90)%	0.95%	0.97%	(0.83)%	0%
For the Year Ended October 31, 2013	$49.69	(0.53)	(0.50)	34.08	33.55	—	—	—	—	$83.24	67.52%	$141,510	1.00%	1.02%	(0.88)%	0.95%	0.97%	(0.82)%	196%
For the Year Ended October 31, 2012	$48.27	(0.28)	(0.27)	1.70	1.42	—	—	—	—	$49.69	2.94%	$260,856	0.97%	0.99%	(0.59)%	0.95%	0.97%	(0.57)%	347%
For the Year Ended October 31, 2011	$38.32	(0.24)	(0.22)	10.19	9.95	—	—	—	—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%	0.96%	(0.37)%	302%
Direxion Daily Energy Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$22.90	(0.12)	(0.11)	(6.20)	(6.32)	—	—	—	—	$16.58	(27.60)%	$94,299	1.06%	1.11%	(0.95)%	0.95%	1.00%	(0.84)%	0%
For the Year Ended October 31, 2015	$17.33	(0.21)	(0.20)	5.78	5.57	—	—	—	—	$22.90	32.14%	$67,250	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$22.30	(0.17)	(0.17)	(4.80)	(4.97)	—	—	—	—	$17.33	(22.29)%	$48,315	0.95%	1.05%	(0.95)%	0.95%	1.05%	(0.95)%	0%
For the Year Ended October 31, 2013	$48.30	(0.31)	(0.16)	(25.69)	(26.00)	—	—	—	—	$22.30	(53.83)%	$64,392	0.95%	1.45%	(0.95)%	0.50%	1.00%	(0.50)%	0%
For the Year Ended October 31, 2012	$77.94	(0.54)	(0.56)	(29.10)	(29.64)	—	—	—	—	$48.30	(38.03)%	$92,359	0.96%	0.96%	(0.96)%	0.95%	0.95%	(0.95)%	0%
For the Year Ended October 31, 2011	$217.62	(0.96)	(0.90)	(138.72)	(139.68)	—	—	—	—	$77.94	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%	1.08%	(0.91)%	0%
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$30.21	(0.01)	(0.01)	(3.49)	(3.50)	—	—	—	—	$26.71	(11.59)%	$1,216,819	0.96%	0.97%	(0.07)%	0.95%	0.96%	(0.06)%	9%
For the Year Ended October 31, 2015	$28.51	(0.21)	(0.20)	1.91	1.70	—	—	—	—	$30.21	5.96%	$1,304,920	0.97%	0.96%	(0.67)%	0.95%	0.94%	(0.65)%	6%
For the Year Ended October 31, 2014	$18.96	(0.19)	(0.18)	9.74	9.55	—	—	—	—	$28.51	50.41%	$1,262,984	0.99%	1.00%	(0.80)%	0.95%	0.96%	(0.76)%	118%
For the Year Ended October 31, 2013	$9.08	(0.11)	(0.11)	9.99	9.88	—	—	—	—	$18.96	108.70%	$1,014,045	1.00%	1.02%	(0.81)%	0.95%	0.97%	(0.76)%	5%
For the Year Ended October 31, 2012	$6.11	(0.04)	(0.04)	3.01	2.97	—	—	—	—	$9.08	48.77%	$1,014,484	0.97%	0.97%	(0.56)%	0.95%	0.95%	(0.55)%	5%
For the Year Ended October 31, 2011	$9.24	(0.05)	(0.05)	(3.08)	(3.13)	—	—	—	—	$6.11	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%	0.95%	(0.51)%	63%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$41.86	(0.19)	(0.18)	(3.01)	(3.20)	—	—	—	—	$38.66	(7.64)%	$362,720	0.96%	0.98%	(0.84)%	0.95%	0.97%	(0.83)%	0%
For the Year Ended October 31, 2015	$58.32	(0.45)	(0.45)	(16.01)	(16.46)	—	—	—	—	$41.86	(28.22)%	$311,119	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$105.40	(0.76)	(0.76)	(46.32)	(47.08)	—	—	—	—	$58.32	(44.67)%	$283,539	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$277.28	(1.44)	(1.24)	(170.44)	(171.88)	—	—	—	—	$105.40	(61.99)%	$608,756	0.95%	1.11%	(0.95)%	0.81%	0.97%	(0.81)%	0%
For the Year Ended October 31, 2012	$638.08	(3.84)	(3.84)	(356.96)	(360.80)	—	—	—	—	$277.28	(56.54)%	$675,511	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.95)%	0%
For the Year Ended October 31, 2011	$1,008.80	(7.04)	(7.04)	(363.68)	(370.72)	—	—	—	—	$638.08	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%	0.98%	(0.91)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$34.50	$(0.16)	$(0.15)	$84.97	$84.81	$—	$—	$—	$—	$119.31	245.83%	$1,388,509	0.98%	0.98%	(0.82)%	0.93%	0.93%	(0.77)%	78%
For the Year Ended October 31, 2015	$110.30	(0.69)	(0.69)	(75.11)	(75.80)	—	—	—	—	$34.50	(68.72)%	$610,269	0.95%	0.95%	(0.94)%	0.94%	0.94%	(0.93)%	633%
For the Year Ended October 31, 2014	$482.40	(2.80)	(2.80)	(369.30)	(372.10)	—	—	—	—	$110.30	(77.14)%	$552,267	0.96%	0.95%	(0.81)%	0.95%	0.94%	(0.80)%	435%
For the Year Ended October 31, 2013	$8,260.00	(3.90)	(3.80)	(7,773.70)	(7,777.60)	—	—	—	—	$482.40	(94.16)%	$647,626	0.96%	0.94%	(0.90)%	0.95%	0.93%	(0.89)%	0%
For the Year Ended October 31, 2012	$16,280.00	(65.00)	(63.00)	(7,445.50)	(7,510.50)	—	(509.50)	—	(509.50)	$8,260.00	(47.00)%	$418,014	0.96%	0.97%	(0.89)%	0.95%	0.96%	(0.89)%	39%
For the Period December 8, 2010[9] through October 31, 2011	$20,000.00	(135.00)	(135.00)	(3,585.00)	(3,720.00)	—	—	—	—	$16,280.00	(18.60)%	$109,073	0.96%	1.14%	(0.91)%	0.95%	1.13%	(0.90)%	13%
Direxion Daily Gold Miners Index Bear 3X Shares[14]
For the Six Months Ended April 30, 2016 (Unaudited)	$159.80	(0.02)	(0.02)	(146.64)	(146.66)	—	—	—	—	$13.14	(91.78)%	$292,684	0.99%	0.97%	(0.84)%	0.95%	0.93%	(0.80)%	0%
For the Year Ended October 31, 2015	$465.20	(1.70)	(1.70)	(303.70)	(305.40)	—	—	—	—	$159.80	(65.65)%	$287,615	0.98%	0.98%	(0.97)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2014	$307.50	(2.20)	(2.10)	159.90	157.70	—	—	—	—	$465.20	51.28%	$193,040	0.97%	0.97%	(0.96)%	0.95%	0.95%	(0.94)%	0%
For the Year Ended October 31, 2013	$119.00	(2.90)	(2.90)	191.40	188.50	—	—	—	—	$307.50	158.51%	$156,835	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2012	$166.10	(1.70)	(1.60)	(35.50)	(37.20)	—	(9.90)	—	(9.90)	$119.00	(24.70)%	$47,578	0.96%	1.17%	(0.96)%	0.95%	1.16%	(0.95)%	0%
For the Period December 8, 2010[9] through October 31, 2011	$200.00	(1.70)	(1.70)	(32.20)	(33.90)	—	—	—	—	$166.10	(16.98)%	$8,303	0.95%	1.83%	(0.92)%	0.95%	1.83%	(0.92)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$32.66	(0.12)	(0.12)	(3.19)	(3.31)	—	—	—	—	$29.35	(10.13)%	$234,770	0.99%	1.02%	(0.83)%	0.95%	0.98%	(0.79)%	0%
For the Year Ended October 31, 2015	$29.66	(0.26)	(0.25)	3.26	3.00	—	—	—	—	$32.66	10.11%	$342,892	0.97%	0.97%	(0.73)%	0.95%	0.95%	(0.71)%	32%
For the Year Ended October 31, 2014	$15.02	(0.12)	(0.12)	14.98	14.86	—	(0.22)	—	(0.22)	$29.66	100.25%	$189,820	0.97%	1.01%	(0.57)%	0.95%	0.99%	(0.55)%	46%
For the Year Ended October 31, 2013	$6.65	(0.02)	(0.02)	8.39	8.37	—	—	—	—	$15.02	125.87%	$48,047	0.97%	1.11%	(0.20)%	0.95%	1.10%	(0.18)%	7%
For the Year Ended October 31, 2012	$4.09	(0.03)	(0.03)	2.68	2.65	—	(0.09)	—	(0.09)	$6.65	66.77%	$5,319	0.98%	2.24%	(0.60)%	0.95%	2.21%	(0.57)%	0%
For the Period June 15, 2011[9] through October 31, 2011	$5.00	—	—	(0.91)	(0.91)	—	—	—	—	$4.09	(18.33)%	$4,901	0.95%	3.43%	(0.02)%	0.95%	3.43%	(0.02)%	48%
Direxion Daily Healthcare Bear 3X Shares
For the Period December 3, 2015[9] through April 30, 2016 (Unaudited)	$40.00	(0.15)	(0.15)	(1.12)	(1.27)	—	—	—	—	$38.73	(3.18)%	$1,937	0.98%	2.80%	(0.88)%	0.95%	2.77%	(0.85)%	0%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$29.03	(0.09)	(0.09)	(4.21)	(4.30)	—	—	—	—	$24.73	(14.81)%	$2,473	0.95%	1.99%	(0.71)%	0.95%	1.99%	(0.71)%	0%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.05)	(0.05)	(10.92)	(10.97)	—	—	—	—	$29.03	(27.43)%	$2,903	0.95%	5.31%	(0.84)%	0.95%	5.31%	(0.84)%	0%
Direxion Daily Homebuilders & Supplies Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$46.51	(0.22)	(0.20)	(5.80)	(6.02)	—	—	—	—	$40.49	(12.94)%	$4,049	1.04%	1.56%	(0.92)%	0.95%	1.47%	(0.83)%	0%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.09)	(0.09)	6.60	6.51	—	—	—	—	$46.51	16.28%	$4,651	0.96%	3.88%	(0.95)%	0.95%	3.87%	(0.94)%	0%
Direxion Daily Junior Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$39.86	(0.21)	(0.20)	139.21	139.00	—	—	—	—	$178.86	348.72%	$335,621	0.99%	0.99%	(0.86)%	0.95%	0.95%	(0.82)%	0%
For the Year Ended October 31, 2015	$195.25	(0.86)	(0.85)	(148.93)	(149.79)	—	(5.60)	—	(5.60)	$39.86	(78.75)%	$106,686	0.95%	0.98%	(0.94)%	0.95%	0.98%	(0.94)%	589%
For the Year Ended October 31, 2014	$1,530.00	(8.40)	(8.35)	(1,326.30)	(1,334.70)	(0.05)	—	—	(0.05)	$195.25	(87.25)%	$168,091	0.96%	0.95%	(0.96)%	0.95%	0.94%	(0.95)%	168%
For the Period October 3, 2013[9] through October 31, 2013	$2,000.00	(1.50)	(1.50)	(468.50)	(470.00)	—	—	—	—	$1,530.00	(23.50)%	$4,590	0.95%	8.58%	(0.95)%	0.95%	8.58%	(0.95)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Junior Gold Miners Index Bear 3X Shares[14]
For the Six Months Ended April 30, 2016 (Unaudited)	$290.80	$(0.38)	$(0.37)	$(272.49)	$(272.87)	$—	$—	$—	$—	$17.93	(93.84)%	$45,275	0.98%	1.10%	(0.84)%	0.95%	1.07%	(0.81)%	0%
For the Year Ended October 31, 2015	$1,384.00	(3.80)	(3.70)	(1,051.40)	(1,055.20)	—	(38.00)	—	(38.00)	$290.80	(77.88)%	$68,335	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2014	$1,707.60	(5.60)	(5.60)	(317.95)	(323.55)	(0.05)	—	—	(0.05)	$1,384.00	(18.94)%	$51,893	0.96%	1.05%	(0.95)%	0.95%	1.04%	(0.95)%	0%
For the Period October 3, 2013[9] through October 31, 2013	$1,600.00	(1.20)	(1.20)	108.80	107.60	—	—	—	—	$1,707.60	6.73%	$4,269	0.95%	9.13%	(0.95)%	0.95%	9.13%	(0.95)%	0%
Direxion Daily Natural Gas Related Bull 3X Shares[12]
For the Six Months Ended April 30, 2016 (Unaudited)	$194.40	(0.12)	(0.12)	(153.11)	(153.23)	—	—	—	—	$41.17	(78.82)%	$57,951	0.98%	1.10%	(0.69)%	0.95%	1.07%	(0.66)%	438%
For the Year Ended October 31, 2015	$6,425.00	(5.00)	(5.00)	(6,225.60)	(6,230.60)	—	—	—	—	$194.40	(96.97)%	$39,588	0.96%	1.03%	(0.55)%	0.95%	1.02%	(0.54)%	137%
For the Year Ended October 31, 2014	$17,400.00	(125.00)	(115.00)	(10,850.00)	(10,975.00)	—	—	—	—	$6,425.00	(63.07)%	$42,412	0.99%	1.19%	(0.79)%	0.95%	1.15%	(0.75)%	133%
For the Year Ended October 31, 2013	$12,360.00	(90.00)	(90.00)	5,130.00	5,040.00	—	—	—	—	$17,400.00	40.78%	$20,877	0.96%	1.16%	(0.79)%	0.95%	1.15%	(0.78)%	251%
For the Year Ended October 31, 2012	$24,135.00	(80.00)	(80.00)	(11,655.00)	(11,735.00)	(40.00)	—	—	(40.00)	$12,360.00	(48.69)%	$22,244	0.96%	1.25%	(0.57)%	0.95%	1.25%	(0.57)%	141%
For the Year Ended October 31, 2011	$21,750.00	(155.00)	(150.00)	2,565.00	2,410.00	(25.00)	—	—	(25.00)	$24,135.00	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Period December 3, 2015[9] through April 30, 2016 (Unaudited)	$40.00	(0.10)	(0.09)	(28.60)	(28.70)	—	—	—	—	$11.30	(71.75)%	$10,172	1.05%	1.67%	(0.92)%	0.95%	1.57%	(0.82)%	0%
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$74.42	(0.25)	(0.24)	6.45	6.20	—	—	—	—	$80.62	8.33%	$88,684	0.97%	1.02%	(0.70)%	0.95%	1.00%	(0.68)%	129%
For the Year Ended October 31, 2015	$71.02	(0.23)	(0.22)	3.63	3.40	—	—	—	—	$74.42	4.79%	$104,193	0.96%	0.95%	(0.29)%	0.95%	0.94%	(0.28)%	29%
For the Year Ended October 31, 2014	$44.69	(0.41)	(0.39)	26.74	26.33	—	—	—	—	$71.02	58.92%	$99,426	1.00%	1.06%	(0.83)%	0.95%	1.01%	(0.78)%	167%
For the Year Ended October 31, 2013	$35.48	(0.15)	(0.13)	9.36	9.21	(0.00)[10]	—	—	(0.00)[10]	$44.69	25.97%	$134,065	1.01%	1.09%	(0.35)%	0.95%	1.04%	(0.29)%	174%
For the Year Ended October 31, 2012	$27.68	(0.08)	(0.06)	8.88	8.80	—	(1.00)	—	(1.00)	$35.48	34.26%	$106,439	1.00%	1.07%	(0.23)%	0.95%	1.02%	(0.19)%	72%
For the Year Ended October 31, 2011	$27.03	0.09	0.10	0.59	0.68	(0.03)	—	—	(0.03)	$27.68	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%	0.99%	0.33%	110%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$21.04	(0.08)	(0.08)	(4.73)	(4.81)	—	—	—	—	$16.23	(22.86)%	$16,362	0.96%	1.58%	(0.83)%	0.95%	1.57%	(0.82)%	0%
For the Year Ended October 31, 2015	$29.83	(0.23)	(0.23)	(8.56)	(8.79)	—	—	—	—	$21.04	(29.47)%	$11,745	0.96%	1.51%	(0.94)%	0.95%	1.50%	(0.93)%	0%
For the Year Ended October 31, 2014	$56.50	(0.42)	(0.42)	(26.25)	(26.67)	—	—	—	—	$29.83	(47.20)%	$9,197	0.95%	1.54%	(0.94)%	0.95%	1.54%	(0.94)%	0%
For the Year Ended October 31, 2013	$92.88	(0.65)	(0.64)	(35.73)	(36.38)	—	—	—	—	$56.50	(39.17)%	$17,420	0.97%	1.53%	(0.96)%	0.95%	1.52%	(0.94)%	0%
For the Year Ended October 31, 2012	$175.56	(1.04)	(1.00)	(81.64)	(82.68)	—	—	—	—	$92.88	(47.10)%	$20,525	0.95%	1.32%	(0.95)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2011	$407.60	(2.68)	(2.68)	(229.36)	(232.04)	—	—	—	—	$175.56	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%	1.15%	(0.90)%	0%
Direxion Daily Regional Banks Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$35.29	(0.03)	(0.03)	(4.90)	(4.93)	—	—	—	—	$30.36	(13.97)%	$3,036	0.95%	2.13%	(0.18)%	0.95%	2.13%	(0.18)%	13%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.02)	(0.02)	(4.69)	(4.71)	—	—	—	—	$35.29	(11.78)%	$3,529	0.95%	3.78%	(0.35)%	0.95%	3.78%	(0.35)%	15%
Direxion Daily Regional Banks Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$38.64	(0.19)	(0.18)	(5.37)	(5.56)	—	(1.86)	—	(1.86)	$31.22	(15.07)%	$1,561	0.99%	2.54%	(0.90)%	0.95%	2.50%	(0.86)%	0%
For the Period August 19, 2015[9] through October 31, 2015	$40.00	(0.09)	(0.09)	(1.27)	(1.36)	—	—	—	—	$38.64	(3.40)%	$3,864	0.96%	2.99%	(0.95)%	0.95%	2.98%	(0.94)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$36.58	$(0.12)	$(0.11)	$0.49	$0.37	$—	$—	$—	$—	$36.95	1.01%	$44,339	0.99%	1.06%	(0.68)%	0.95%	1.02%	(0.64)%	41%
For the Year Ended October 31, 2015	$19.68	(0.04)	(0.04)	16.94	16.90	—	—	—	—	$36.58	85.90%	$58,530	0.98%	1.04%	(0.14)%	0.95%	1.01%	(0.11)%	24%
For the Year Ended October 31, 2014	$17.76	(0.10)	(0.10)	2.02	1.92	—	—	—	—	$19.68	10.80%	$15,741	0.99%	1.27%	(0.54)%	0.95%	1.23%	(0.50)%	2%
For the Year Ended October 31, 2013	$9.11	(0.07)	(0.07)	9.22	9.15	—	(0.50)	—	(0.50)	$17.76	106.43%	$17,760	0.98%	1.38%	(0.59)%	0.95%	1.36%	(0.57)%	25%
For the Year Ended October 31, 2012	$5.16	(0.05)	(0.04)	4.24	4.19	—	(0.24)	—	(0.24)	$9.11	85.76%	$10,934	0.98%	1.87%	(0.61)%	0.95%	1.83%	(0.57)%	93%
For the Year Ended October 31, 2011	$4.16	(0.02)	(0.01)	1.08	1.06	(0.02)	(0.04)	—	(0.06)	$5.16	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
Direxion Daily S&P Biotech Bull 3X Shares[11]
For the Six Months Ended April 30, 2016 (Unaudited)	$76.92	(0.16)	(0.15)	(46.44)	(46.60)	—	—	—	—	$30.32	(60.58)%	$247,419	0.95%	0.96%	(0.80)%	0.95%	0.96%	(0.80)%	88%
For the Period May 28, 2015[9] through October 31, 2015	$160.00	(0.44)	(0.44)	(82.64)	(83.08)	—	—	—	—	$76.92	(51.93)%	$123,058	0.95%	1.05%	(0.93)%	0.95%	1.05%	(0.93)%	0%
Direxion Daily S&P Biotech Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$41.08	(0.21)	(0.19)	2.89	2.68	—	—	—	—	$43.76	6.52%	$54,703	1.05%	1.10%	(0.95)%	0.95%	1.00%	(0.85)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$40.00	(0.16)	(0.16)	1.24	1.08	—	—	—	—	$41.08	2.70%	$28,753	0.96%	1.55%	(0.95)%	0.95%	1.54%	(0.94)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares[12]
For the Six Months Ended April 30, 2016 (Unaudited)	$134.90	(0.21)	(0.20)	(51.34)	(51.55)	—	—	—	—	$83.35	(38.21)%	$62,906	0.97%	1.05%	(0.84)%	0.95%	1.03%	(0.82)%	106%
For the Period May 28, 2015[9] through October 31, 2015	$400.00	(0.50)	(0.50)	(264.60)	(265.10)	—	—	—	—	$134.90	(66.28)%	$8,770	0.95%	2.44%	(0.76)%	0.95%	2.44%	(0.76)%	0%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares[13]
For the Six Months Ended April 30, 2016 (Unaudited)	$14.19	(0.06)	(0.06)	(7.10)	(7.16)	—	—	—	—	$7.03	(50.47)%	$31,647	0.98%	1.13%	(0.82)%	0.95%	1.10%	(0.79)%	0%
For the Period May 28, 2015[9] through October 31, 2015	$10.00	(0.07)	(0.07)	4.26	4.19	—	—	—	—	$14.19	41.93%	$5,677	0.98%	2.13%	(0.97)%	0.95%	2.10%	(0.94)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$26.92	(0.07)	(0.07)	(3.69)	(3.76)	—	—	—	—	$23.16	(13.97)%	$82,225	0.97%	1.02%	(0.56)%	0.95%	1.00%	(0.54)%	22%
For the Year Ended October 31, 2015	$27.61	(0.18)	(0.17)	(0.51)	(0.69)	(0.00)[10]	—	—	(0.00)[10]	$26.92	(2.49)%	$131,929	0.97%	1.00%	(0.57)%	0.95%	0.98%	(0.55)%	26%
For the Year Ended October 31, 2014	$14.63	(0.10)	(0.09)	13.08	12.98	—	—	—	—	$27.61	88.74%	$165,650	1.01%	1.08%	(0.45)%	0.95%	1.02%	(0.40)%	8%
For the Year Ended October 31, 2013	$5.94	(0.06)	(0.06)	8.75	8.69	—	—	—	—	$14.63	146.36%	$55,587	0.99%	1.09%	(0.67)%	0.95%	1.05%	(0.63)%	16%
For the Year Ended October 31, 2012	$8.22	(0.05)	(0.05)	(2.23)	(2.28)	—	—	—	—	$5.94	(27.80)%	$92,609	0.97%	1.05%	(0.62)%	0.95%	1.03%	(0.61)%	84%
For the Year Ended October 31, 2011	$9.37	(0.06)	(0.06)	(1.09)	(1.15)	—	—	—	—	$8.22	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$42.43	(1.78)	(1.71)	(3.18)	(4.96)	—	—	—	—	$37.47	(11.69)%	$52,450	0.98%	1.09%	(0.88)%	0.95%	1.06%	(0.85)%	0%
For the Year Ended October 31, 2015	$68.84	(0.49)	(0.48)	(25.92)	(26.41)	—	—	—	—	$42.43	(38.36)%	$38,178	0.96%	1.08%	(0.95)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$181.92	(1.04)	(1.04)	(112.04)	(113.08)	—	—	—	—	$68.84	(62.16)%	$22,365	0.95%	1.13%	(0.94)%	0.95%	1.13%	(0.94)%	0%
For the Year Ended October 31, 2013	$636.96	(2.76)	(2.76)	(452.28)	(455.04)	—	—	—	—	$181.92	(71.44)%	$29,556	0.95%	1.09%	(0.95)%	0.95%	1.08%	(0.94)%	0%
For the Year Ended October 31, 2012	$876.64	(5.76)	(5.76)	(233.92)	(239.68)	—	—	—	—	$636.96	(27.33)%	$29,858	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.94)%	0%
For the Year Ended October 31, 2011	$1,844.00	(10.40)	(9.76)	(888.00)	(898.40)	—	(68.96)	—	(68.96)	$876.64	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$38.56	$(0.11)	$(0.11)	$(4.89)	$(5.00)	$—	$—	$—	$—	$33.56	(12.97)%	$145,985	0.96%	0.99%	(0.61)%	0.95%	0.98%	(0.60)%	42%
For the Year Ended October 31, 2015	$32.73	(0.31)	(0.31)	6.14	5.83	—	—	—	—	$38.56	17.83%	$194,728	0.97%	0.97%	(0.89)%	0.95%	0.95%	(0.87)%	418%
For the Year Ended October 31, 2014	$18.88	(0.21)	(0.20)	14.06	13.85	—	—	—	—	$32.73	73.38%	$189,804	0.98%	1.01%	(0.83)%	0.95%	0.98%	(0.81)%	21%
For the Year Ended October 31, 2013	$12.08	(0.12)	(0.12)	6.92	6.80	—	—	—	—	$18.88	56.22%	$105,696	0.96%	1.00%	(0.88)%	0.95%	0.98%	(0.87)%	324%
For the Year Ended October 31, 2012	$10.44	(0.09)	(0.09)	1.73	1.64	—	—	—	—	$12.08	15.79%	$123,240	0.97%	1.01%	(0.72)%	0.95%	0.99%	(0.70)%	137%
For the Year Ended October 31, 2011	$10.05	(0.08)	(0.07)	0.68	0.60	—	(0.21)	—	(0.21)	$10.44	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%	0.98%	(0.66)%	12%
Direxion Daily Technology Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$30.81	(0.13)	(0.13)	(0.92)	(1.05)	—	—	—	—	$29.76	(3.41)%	$21,362	0.96%	1.13%	(0.84)%	0.95%	1.12%	(0.83)%	0%
For the Year Ended October 31, 2015	$49.80	(0.37)	(0.37)	(18.62)	(18.99)	—	—	—	—	$30.81	(38.13)%	$19,030	0.95%	1.07%	(0.94)%	0.95%	1.07%	(0.94)%	0%
For the Year Ended October 31, 2014	$103.52	(0.68)	(0.68)	(53.04)	(53.72)	—	—	—	—	$49.80	(51.89)%	$13,967	0.95%	1.14%	(0.95)%	0.95%	1.14%	(0.95)%	0%
For the Year Ended October 31, 2013	$196.80	(1.44)	(1.44)	(91.84)	(93.28)	—	—	—	—	$103.52	(47.40)%	$18,682	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
For the Year Ended October 31, 2012	$320.40	(2.00)	(2.00)	(121.60)	(123.60)	—	—	—	—	$196.80	(38.58)%	$41,924	0.95%	1.13%	(0.95)%	0.95%	1.13%	(0.95)%	0%
For the Year Ended October 31, 2011	$560.60	(4.00)	(4.00)	(236.20)	(240.20)	—	—	—	—	$320.40	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%	1.07%	(0.90)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$46.74	(0.20)	(0.20)	4.78	4.58	—	(0.73)	—	(0.73)	$50.59	9.98%	$7,588	0.96%	1.60%	(0.84)%	0.95%	1.59%	(0.83)%	0%
For the Year Ended October 31, 2015	$42.70	(0.43)	(0.42)	4.47	4.04	—	—	—	—	$46.74	9.46%	$7,011	0.96%	1.48%	(0.94)%	0.95%	1.47%	(0.93)%	0%
For the Year Ended October 31, 2014	$38.51	(0.37)	(0.37)	4.56	4.19	—	—	—	—	$42.70	10.88%	$4,270	0.95%	2.23%	(0.95)%	0.95%	2.23%	(0.95)%	0%
For the Year Ended October 31, 2013	$42.91	(0.39)	(0.39)	(4.01)	(4.40)	—	—	—	—	$38.51	(10.25)%	$3,851	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2012	$37.08	(0.39)	(0.39)	7.06	6.67	—	(0.84)	—	(0.84)	$42.91	18.28%	$4,291	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$32.65	(0.28)	(0.28)	6.84	6.56	(0.10)	(2.03)	—	(2.13)	$37.08	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%	1.51%	(0.91)%	0%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$16.51	(0.07)	(0.07)	(2.07)	(2.14)	—	—	—	—	$14.37	(12.96)%	$28,741	0.95%	1.06%	(0.84)%	0.95%	1.06%	(0.84)%	0%
For the Year Ended October 31, 2015	$19.88	(0.17)	(0.17)	(3.20)	(3.37)	—	—	—	—	$16.51	(16.95)%	$40,461	0.95%	0.94%	(0.93)%	0.95%	0.94%	(0.93)%	0%
For the Year Ended October 31, 2014	$23.93	(0.21)	(0.21)	(3.84)	(4.05)	—	—	—	—	$19.88	(16.92)%	$54,673	0.95%	0.97%	(0.95)%	0.95%	0.97%	(0.95)%	0%
For the Year Ended October 31, 2013	$23.19	(0.23)	(0.23)	0.97	0.74	—	—	—	—	$23.93	3.19%	$57,438	0.95%	0.99%	(0.95)%	0.95%	0.99%	(0.95)%	0%
For the Year Ended October 31, 2012	$29.91	(0.24)	(0.24)	(6.48)	(6.72)	—	—	—	—	$23.19	(22.47)%	$52,167	0.95%	1.00%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$41.08	(0.36)	(0.36)	(10.81)	(11.17)	—	—	—	—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$78.27	(0.25)	(0.24)	14.07	13.82	—	—	—	—	$92.09	17.66%	$87,486	0.97%	0.98%	(0.58)%	0.95%	0.96%	(0.56)%	184%
For the Year Ended October 31, 2015	$72.16	(0.28)	(0.27)	6.39	6.11	—	—	—	—	$78.27	8.47%	$62,614	0.96%	0.94%	(0.34)%	0.95%	0.93%	(0.33)%	56%
For the Year Ended October 31, 2014	$50.53	(0.34)	(0.34)	21.97	21.63	—	—	—	—	$72.16	42.81%	$57,729	0.96%	1.03%	(0.59)%	0.95%	1.03%	(0.58)%	741%
For the Year Ended October 31, 2013	$75.05	0.29	0.29	(24.49)	(24.20)	(0.30)	—	(0.02)	(0.32)	$50.53	(32.29)%	$30,318	0.96%	1.11%	0.49%	0.95%	1.10%	0.49%	0%
For the Year Ended October 31, 2012	$62.82	(0.18)	(0.17)	12.96	12.78	—	(0.55)	—	(0.55)	$75.05	20.45%	$33,773	0.96%	1.10%	(0.26)%	0.95%	1.10%	(0.25)%	0%
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2016 (Unaudited)	$27.61	(0.10)	(0.10)	(6.09)	(6.19)	—	—	—	—	$21.42	(22.42)%	$367,283	0.94%	0.93%	(0.84)%	0.93%	0.92%	(0.83)%	0%
For the Year Ended October 31, 2015	$38.96	(0.27)	(0.27)	(11.08)	(11.35)	—	—	—	—	$27.61	(29.13)%	$537,016	0.90%	0.90%	(0.88)%	0.89%	0.89%	(0.87)%	0%
For the Year Ended October 31, 2014	$64.67	(0.48)	(0.48)	(25.23)	(25.71)	—	—	—	—	$38.96	(39.76)%	$527,945	0.91%	0.91%	(0.90)%	0.90%	0.90%	(0.90)%	0%
For the Year Ended October 31, 2013	$53.35	(0.56)	(0.55)	11.88	11.32	—	—	—	—	$64.67	21.22%	$543,198	0.92%	0.92%	(0.91)%	0.91%	0.91%	(0.91)%	0%
For the Year Ended October 31, 2012	$83.34	(0.55)	(0.55)	(29.44)	(29.99)	—	—	—	—	$53.35	(35.99)%	$298,754	0.93%	0.92%	(0.93)%	0.93%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2016

1  Net Investment Income (Loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.

2  Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

3  Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund's changes in net realized and unrealized gain(loss) on investments, in-kind redemptions and swaps for the period.

5  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than a year, these ratios are annualized.

8  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Between $(0.005) and $0.005.

11  Effective March 24, 2016, the Fund had a 1:4 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:4 stock split.

12  Effective March 24, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

13  Effective March 24, 2016, the Fund had a 4:1 forward stock split. Share amounts for all periods have been adjusted to give effect to the 4:1 stock split.

14  Effective May 18, 2016, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2016 (Unaudited)

1.  ORGANIZATION

The Direxion Shares ETF Trust (the "Trust") is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is a registered investment company that has 78 separate series (each, a "Fund" and together the "Funds"). 51 of these are included in this report:

Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Gold Miners Index Bull 3X Shares	Direxion Daily Gold Miners Index Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Healthcare Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bear 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

Each Fund's investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%

DIREXION SEMI-ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Brazil Bull 3X Shares	MSCI Brazil 25/50 Index	300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Market IndexSM	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 50 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe Index	300%
Direxion Daily India Bull 3X Shares	Indus India Index	300%
Direxion Daily Japan Bull 3X Shares	MSCI Japan Index	300%
Direxion Daily Latin America Bull 3X Shares	S&P® Latin America 40 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	Market VectorsTM Russia Index(a)	-300%
Direxion Daily South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Gold Miners Index Bull 3X Shares		300%
Direxion Daily Gold Miners Index Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares		300%
Direxion Daily Healthcare Bear 3X Shares	Health Care Select Sector Index	-300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares		300%
Direxion Daily Homebuilders & Supplies Bear 3X Shares	Dow Jones U.S. Select Home Construction Index	-300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market VectorsTM Global Junior Gold Miners Index(b)	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI U.S. REIT IndexSM	-300%
Direxion Daily Regional Banks Bull 3X Shares		300%
Direxion Daily Regional Banks Bear 3X Shares	Solactive Regional Bank Index	-300%
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	300%
Direxion Daily S&P Biotech Bull 3X Shares		300%
Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	-300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares		300%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	-300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index(c)	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index(d)	-300%

DIREXION SEMI-ANNUAL REPORT

(a)  Effective on May 2, 2016, the benchmark index for the Direxion Daily Russia Bull 3X Shares and Direxion Daily Russia Bear 3X Shares changed from the Market VectorsTM Russia Index to the MVIS Russia Index.

(b)  Effective on May 2, 2016, the benchmark index for the Direxion Daily Junior Gold Miners Index Bull 3X Shares and Direxion Daily Junior Gold Miners Index Bear 3X Shares changed from the Market VectorsTM Global Junior Gold Miners Index to the MVIS Global Junior Gold Miners Index.

(c)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and Direxion Daily 7-10 Year Treasury Bear 3X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index.

(d)  Effective on May 2, 2016, the benchmark index for the Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares changed from the NYSE 20 Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the "Fixed Income Funds") do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market ("NASDAQ") for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP") provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the "Adviser") under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds' pricing service does not provide a valuation for such securities; c) the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery

DIREXION SEMI-ANNUAL REPORT

of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds.

DIREXION SEMI-ANNUAL REPORT

The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2016 is detailed in the following table. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bear 3X Shares	$—	$—	$—	$—	$1,196,843	$—	$1,196,843[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	18,841,672	—	18,841,672[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	5,680,311	—	5,680,311[1]	—
Direxion Daily Small Cap Bull 3X Shares	40,998,249	—	40,998,249[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	10,303,587	—	8,120,000	2,183,587	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	70,349	—	—	70,349	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	156,550	—	156,550[1]	—
Direxion Daily Developed Markets Bear 3X Shares	786,667	—	750,000	36,667	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	31,531,473	—	31,531,473[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	503,078	—	503,078[1]	—
Direxion Daily FTSE China Bear 3X Shares	8,437,729	—	8,100,000	337,729		—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	532,871	—	532,871[1]	—		—	—	—
Direxion Daily Russia Bull 3X Shares	6,158,949	—	6,050,000	108,949	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	147,360	—	147,360[1]	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	67,507	—	67,507[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Energy Bull 3X Shares	$514,409	$—	$500,000	$14,409	$—	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	54,747,763	—	54,747,763[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	8,552,829	—	8,552,829[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	55,150,048	—	39,560,000	15,590,048	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	46,197,118	—	46,197,118[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	1,061,437	—	1,061,437[1]	—
Direxion Daily Healthcare Bear 3X Shares	2,894	—	—	2,894	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	149,363	—	149,363[1]	—
Direxion Daily Real Estate Bull 3X Shares	639,808	—	639,808[1]	—		—	—	—
Direxion Daily Real Estate Bear 3X Shares		—	—	—	240,799	—	240,799[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	15,910,372	—	15,910,372[1]	—		—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	461,078	—	150,000	311,078		—	—	—
Direxion Daily Semiconductor Bear 3X Shares		—	—	—	754,710	—	754,710[1]	—
Direxion Daily Technology Bull 3X Shares	4,332,351	—	4,332,351[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	295,370	—	295,370[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	54,313	—	54,313[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	522,890	—	522,890[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: BNP Paribas

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,816,102	$—	$1,816,102[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	11,347	—	—	11,347	243,670	11,347	232,323[1]	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	4,460,242	—	4,460,242[1]	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	1,458,454	—	1,458,454[1]	—
Direxion Daily Small Cap Bear 3X Shares	2,336,248	—	—	2,336,248	5,697,384	2,336,248	3,361,136[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	1,615,442	508,856	1,061,144[1]	45,442	508,856		508,856[1]	—
Direxion Daily Emerging Markets Bear 3X Shares	56,457	—	—	56,457	662,598	56,457	606,141[1]	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	1,735,558	—	1,735,558[1]	—
Direxion Daily FTSE China Bear 3X Shares	5,536,935	—	4,880,000	656,935	—	—	—	—
Direxion Daily India Bull 3X Shares	162,425	—	—	162,425	363,086	162,425	200,661[1]	—
Direxion Daily Japan Bull 3X Shares	97,688	61,124	36,564[1]	—	61,124	—	61,124[1]	—
Direxion Daily Latin America Bull 3X Shares	1,108,025	—	1,070,000	38,025		—	—	—
Direxion Daily Russia Bull 3X Shares	21,726,842	—	21,490,000	236,842	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	6,116,187	—	6,116,187[1]	—
Direxion Daily South Korea Bull 3X Shares	173,328	454	172,874[1]	—	454	—	454[1]	—
Direxion Daily Energy Bull 3X Shares	58,961,074	—	58,961,074[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	28,499,790	3,674,081	24,825,709[1]	—	3,674,081	—	3,674,081[1]	—
Direxion Daily Financial Bear 3X Shares	274,118	—	—	274,118	6,704,480	274,118	6,430,362[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 3X Shares	$195,969,193	$—	$163,110,000	$32,859,193	$—	$—	$—	$—
Direxion Daily Healthcare Bull 3X Shares	1,871,841	433,706	1,438,135[1]	—	433,706	—	433,706[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	3,965	—	3,965[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	5,826,781	—	5,826,781[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	78,968	—	78,968[1]	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	127,876	—	127,876[1]	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	638,166	—	638,166[1]	—
Direxion Daily Real Estate Bear 3X Shares	187,374	—	120,000	67,374	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	2,796,587	—	70,000	2,726,587	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	3,793,628	—	3,793,628[1]	—
Direxion Daily Semiconductor Bear 3X Shares	384,848	—	—	384,848	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,613	—	—	37,613	459,676	37,613	422,063[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	222,638	3,716	218,922[1]	—	3,716	—	3,716[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	1,131,061	—	1,131,061[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Citibank N.A.

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$892,773	$—	$892,773[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	86,080	—	86,080[1]	—
Direxion Daily S&P 500® Bull 3X Shares	18,515,660	—	18,515,660[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	8,416,574	—	8,416,574[1]	—
Direxion Daily Small Cap Bull 3X Shares	10,388,047	—	10,388,047[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	2,053,558	—	2,053,558[1]	—
Direxion Daily Brazil Bull 3X Shares	17,642,060	—	17,190,000	452,060	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	1,397,223	—	1,397,223[1]	—	—	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	211,714	—	211,714[1]	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	1,007,242	—	1,007,242[1]	—
Direxion Daily FTSE China Bull 3X Shares	10,182,397	—	10,182,397[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	844,336	—	844,336[1]	—
Direxion Daily India Bull 3X Shares	3,020,759	—	3,000,000	20,759	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	510,283	—	470,000	40,283		—	—	—
Direxion Daily Russia Bull 3X Shares	34,581,981	—	34,330,000	251,981	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	3,636,819	—	3,636,819[1]	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	24,461	—	24,461[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Energy Bull 3X Shares	$21,604,188	$—	$21,604,188[1]	$—	$—	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	45,378,443	—	45,378,443[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	13,350,039	—	13,350,039[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	95,620,833	—	71,900,000	23,720,833	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	33,273,861	—	33,273,861[1]	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	—	—	—	—	446	—	446[1]	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	64,074,524	—	56,610,000	7,464,524	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	4,152,088	—	3,970,000	182,088	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	1,268,549	—	1,268,549[1]	—
Direxion Daily Real Estate Bull 3X Shares	641,607	—	641,607[1]	—		—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	359,804	—	359,804[1]	—
Direxion Daily Regional Banks Bull 3X Shares	52,957	—	—	52,957	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—	21,647	—	21,647[1]	—
Direxion Daily Retail Bull 3X Shares	2,844,947	—	2,370,000	474,947	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	3,146,187	—	3,146,187[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	11,472,608	—	10,390,000	1,082,608	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	601,724	—	450,000	151,724	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bull 3X Shares	$—	$—	$—	$—	$1,955,183	$—	$1,955,183[1]	$—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	426,255	—	426,255[1]	—
Direxion Daily Technology Bull 3X Shares	1,051,746	—	1,051,746[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	269,449	—	—	269,449	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	212,137	—	212,137[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	7,260,679	—	7,260,679[1]	—	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,553,275	$—	$1,553,275[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	122,750	—	122,750[1]	—
Direxion Daily S&P 500® Bull 3X Shares	88,367,559	—	88,367,559[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	6,834,740	—	6,834,740[1]	—
Direxion Daily Small Cap Bull 3X Shares	18,510,273	—	18,510,273[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	14,103,094	—	14,103,094[1]	—
Direxion Daily Brazil Bull 3X Shares	25,978,913	—	25,280,000	698,913	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Developed Markets Bull 3X Shares	$275,069	$—	$275,069[1]	$—	$—	$—	$—	$—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	61,039	—	61,039[1]	—
Direxion Daily Emerging Markets Bull 3X Shares	585,229	—	585,229[1]	—	—	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	268,712	—	—	268,712	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,365,975	—	1,365,975[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	330,600	—	330,600[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	2,897,587	—	2,897,587[1]	—	—	—	—	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	184,236	—	—	184,236
Direxion Daily Latin America Bull 3X Shares	1,762,422	—	1,730,000	32,422		—	—	—
Direxion Daily Russia Bull 3X Shares	40,754,066	—	40,430,000	324,066	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	2,584,581	—	2,584,581[1]	—
Direxion Daily South Korea Bull 3X Shares	219,531	—	219,531[1]	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	86,259,757	—	86,259,757[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	16,691,125	—	16,540,000	151,125	—	—	—	—
Direxion Daily Financial Bull 3X Shares	20,289,188	—	20,289,188[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	15,875,079	—	15,875,079[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	238,378,499	—	186,220,000	52,158,499	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bear 3X Shares	$—	$—	$—	$—	$40,021,324	$—	$40,021,324[1]	$—
Direxion Daily Healthcare Bull 3X Shares	11,851,140	—	11,851,140[1]	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares	96,060	—	—	96,060	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	55,029	—	55,029[1]	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	837,192	—	540,000	297,192	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	75,556,868	—	67,080,000	8,476,868	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	12,826,173	—	12,826,173[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	938,182	—	938,182[1]	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	642,310	—	642,310[1]	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	3,318,917	—	3,318,917[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	48,415	—	—	48,415
Direxion Daily Regional Banks Bull 3X Shares	96,478	—	—	96,478	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	124,302	—	70,000	54,302	—	—	—	—
Direxion Daily Retail Bull 3X Shares	717,125	—	717,125[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	6,900,317	—	6,900,317[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	209,684	—	209,684[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	$—	$—	$—	$—	$3,491,167	$—	$3,491,167[1]	$—
Direxion Daily Semiconductor Bear 3X Shares	423,406	—	—	423,406	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	295,894	—	—	295,894
Direxion Daily Technology Bear 3X Shares	158,761	—	—	158,761	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	188,241	—	188,241[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	119,038	—	119,038[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	257,082	—	257,082[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	13,774,503	—	13,774,503[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Deutsche Bank AG London

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$1,142,887	$—	$1,142,887[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	38,798	—	23,777	15,021	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	1,995,704	—	1,995,704[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	12,254,130	—	12,254,130[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$11,988,721	$—	$11,988,721[1]	$—	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	3,254,971	—	3,254,971[1]	—
Direxion Daily Brazil Bull 3X Shares	868,981	—	549,734	319,247	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	58,985	—	58,985[1]	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	30,249	—	30,249[1]	—
Direxion Daily FTSE China Bull 3X Shares	6,235,895	—	6,235,895[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	1,166,899	—	515,078	651,821	—	—	—	—
Direxion Daily India Bull 3X Shares	1,294,443	—	1,233,951	60,492	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	3,853,508	—	3,800,000	53,508	—	—	—	—
Direxion Daily Russia Bull 3X Shares	468,669	—	414,248	54,421	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	1,610,440	—	1,610,440[1]	—
Direxion Daily Energy Bull 3X Shares	2,428,719	—	2,428,719[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	1,216,097	—	1,216,097[1]	—
Direxion Daily Financial Bull 3X Shares	1,935,067	—	1,935,067[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	133,206	—	—	133,206	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	125,227,652	—	57,450,000	67,777,652	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	19,181,231	—	19,181,231[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Healthcare Bull 3X Shares	$132,178	$—	$132,178[1]	$—	$—	$—	$—	$—
Direxion Daily Home builders & Supplies Bull 3X Shares	—	—	—	—	9,733	—	—	9,733
Direxion Daily Junior Gold Miners Index Bull 3X Shares	32,163,070	—	28,532,247	3,630,823	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	3,777,354	—	3,726,159	51,195	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	154,664	—	154,664[1]	—
Direxion Daily Real Estate Bull 3X Shares	3,487,853	—	3,487,853[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	55,922	—	55,922[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	9,225,473	—	9,225,473[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	280,421	—	280,421[1]	—
Direxion Daily Semiconductor Bear 3X Shares	1,224,008	—	—	1,224,008	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	649,269	—	649,269[1]	—
Direxion Daily Technology Bear 3X Shares	320,688	—	299,996	20,692	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	1,356,142	—	1,356,142[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	33,155	—	33,155[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Morgan Stanley Capital Services

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$3,253,108	$—	$3,253,108[1]	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	394,262	—	394,262[1]	—
Direxion Daily S&P 500® Bull 3X Shares	234,878	—	234,878[1]	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	1,110,704	—	1,110,704[1]	—
Direxion Daily Small Cap Bull 3X Shares	24,042,031	—	24,042,031[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	2,175	—	—	2,175	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	4,729,117	—	4,560,000	169,117	—	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	5,479,781	—	5,479,781[1]	—
Direxion Daily FTSE China Bull 3X Shares	414,920	—	414,920[1]	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	121,243	—	121,243[1]	—
Direxion Daily India Bull 3X Shares	—	—	—	—	171,415	—	171,415[1]	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	51,681	—	51,681[1]	—
Direxion Daily Energy Bull 3X Shares	42,637,574	—	42,637,574[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	4,201,263	—	4,201,263[1]	—
Direxion Daily Financial Bull 3X Shares	7,051,796	—	7,051,796[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	2,607,963	—	2,607,963[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	54,320,188	—	36,140,000	18,180,188	—	—	—	—
DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bear 3X Shares	$—	$—	$—	$—	$79,190,487	$—	$79,190,487[1]	$—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	190,230	—	190,230[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	48,333	—	—	48,333	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	25,478,660	—	19,650,000	5,828,660	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares		—	—	—	9,758,677	—	9,758,677[1]	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	126,380	—	126,380[1]	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	457,049	—	457,049[1]	—
Direxion Daily Real Estate Bull 3X Shares	4,691,753	—	4,691,753[1]	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	716,156	—	716,156[1]	—
Direxion Daily Retail Bull 3X Shares	3,009,074	—	2,430,000	579,074	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	15,902,043	—	15,902,043[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	19,506,427	—	19,506,427[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	2,461,856	—	2,461,856[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	2,300,238	—	2,300,238[1]	—
Direxion Daily Technology Bull 3X Shares	1,058,970	—	1,058,970[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	39,319	—	39,319[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$194,975	$—	$194,975[1]	$—	$—	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	1,160,749	—	1,160,749[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	167,740	—	—	167,740	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	1,187,623	—	1,187,623[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$18,332,838	$—	$18,332,838[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	3,668,596	—	3,668,596[1]	—
Direxion Daily Small Cap Bull 3X Shares	28,119,401	—	28,119,401[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	11,678,137	—	11,678,137[1]	—
Direxion Daily Brazil Bull 3X Shares	461,925	—	410,000	51,925	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	6,331,267	—	6,331,267[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	1,498,764	—	1,498,764[1]	—
Direxion Daily FTSE China Bear 3X Shares	873,329	—	270,000	603,329	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE Europe Bull 3X Shares	$293,846	$—	$230,000	$63,846	$—	$—	$—	$—
Direxion Daily India Bull 3X Shares	178,656	—	—	178,656	6,895,311	178,656	6,716,655[1]	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	71,291	—	71,291[1]	—
Direxion Daily Energy Bull 3X Shares	10,228,383	—	10,228,383[1]	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	9,335,537	—	9,335,537[1]	—
Direxion Daily Financial Bull 3X Shares	26,132,063	—	26,132,063[1]	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	18,192,056	—	18,192,056[1]	—
Direxion Daily Gold Miners Index Bull 3X Shares	159,217,332	—	120,440,000	38,777,332	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	39,494,040	—	34,660,000	4,834,040	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares		—	—	—	8,521,871	—	8,521,871[1]	—
Direxion Daily Regional Banks Bull 3X Shares	96,068	—	—	96,068	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	276	—	—	276	—	—	—	—
Direxion Daily Retail Bull 3X Shares	299,675	—	—	299,675	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	5,521,133	—	5,521,133[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	1,692,570	—	—	1,692,570	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	2,175,466	—	2,175,466[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	662,968	—	662,968[1]	—
Direxion Daily Semiconductor Bull 3X Shares	7,672,635	—	7,672,635[1]	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Assets:				Liabilities:
	Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bear 3X Shares	$1,063,268	$—	$—	$1,063,268	$—	$—	$—	$—
Direxion Daily Technology Bull 3X Shares	11,774,312	—	11,774,312[1]	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	1,231,293	—	1,231,293[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds' returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective average daily net assets.

g) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

h) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

DIREXION SEMI-ANNUAL REPORT

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the periods ended April 30, 2016 and October 31, 2015, were as follows:

	Period Ended April 30, 2016 (Unaudited)			Period Ended October 31, 2015
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	5,754,016	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	248,005	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	16,450	—	—
Direxion Daily India Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—	76,183	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bear 3X Shares[1]	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	7,778,400	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	3,658,733	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

	Period Ended April 30, 2016 (Unaudited)			Period Ended October 31, 2015
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Natural Gas Related Bear 3X Shares[1]	$—	$—	$—	$—	$—	$—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	92,796	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	7,448	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	109,119	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

1  Commenced operations on December 3, 2015.

At October 31, 2015, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$5,398,325	$—	$—	$—	$5,398,325
Direxion Daily Mid Cap Bear 3X Shares	(3,450,165)	—	—	(66,009,638)	(69,459,803)
Direxion Daily S&P 500® Bull 3X Shares	163,667,311	—	—	(4,049,458)	159,617,853
Direxion Daily S&P 500® Bear 3X Shares	(117,480,419)	—	—	(897,448,657)	(1,014,929,076)
Direxion Daily Small Cap Bull 3X Shares	(6,959,935)	—	—	(8,604,786)	(15,564,721)
Direxion Daily Small Cap Bear 3X Shares	(225,759,259)	—	—	(2,439,808,489)	(2,665,567,748)
Direxion Daily Brazil Bull 3X Shares	(73,820,585)	—	—	(4,893,772)	(78,714,357)
Direxion Daily Developed Markets Bull 3X Shares	(410,589)	—	—	(908,371)	(1,318,960)
Direxion Daily Developed Markets Bear 3X Shares	(786,927)			(40,548,947)	(41,335,874)

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily Emerging Markets Bull 3X Shares	$(130,696,872)	$—	$—	$(93,962,803)	$(224,659,675)
Direxion Daily Emerging Markets Bear 3X Shares	(41,212,107)	—	—	(264,060,329)	(305,272,436)
Direxion Daily FTSE China Bull 3X Shares	(34,817,649)	—	—	(18,818,836)	(53,636,485)
Direxion Daily FTSE China Bear 3X Shares	(13,708,943)	—	—	(574,403)	(14,283,346)
Direxion Daily FTSE Europe Bull 3X Shares	4,264,667	—	—	(15,390,325)	(11,125,658)
Direxion Daily India Bull 3X Shares	(18,183,260)	—	—	(3,008,713)	(21,191,973)
Direxion Daily Japan Bull 3X Shares	(1,231,094)	—	—	—	(1,231,094)
Direxion Daily Latin America Bull 3X Shares	(12,270,791)	—	—	(39,198,608)	(51,469,399)
Direxion Daily Russia Bull 3X Shares	(125,299,471)	—	—	(66,387,760)	(191,687,231)
Direxion Daily Russia Bear 3X Shares	(9,494,773)	—	—	(70,236,726)	(79,731,499)
Direxion Daily South Korea Bull 3X Shares	(657,674)	—	—	(680,958)	(1,338,632)
Direxion Daily Energy Bull 3X Shares	(205,046,099)	—	—	(9,519,581)	(214,565,680)
Direxion Daily Energy Bear 3X Shares	(7,010,501)	—	—	(165,336,590)	(172,347,091)
Direxion Daily Financial Bull 3X Shares	173,775,771	—	—	(1,256,828)	172,518,943
Direxion Daily Financial Bear 3X Shares	(156,814,193)	—	—	(4,379,493,358)	(4,536,307,551)
Direxion Daily Gold Miners Index Bull 3X Shares	(576,021,384)	—	—	(1,676,623,042)	(2,252,644,426)
Direxion Daily Gold Miners Index Bear 3X Shares	91,013,399	—	—	(2,990,294)	88,023,105
Direxion Daily Healthcare Bull 3X Shares	64,129,767	—	—	—	64,129,767
Direxion Daily Homebuilders & Supplies Bull 3X Shares	(858,838)	—	—	(232,903)	(1,091,741)
Direxion Daily Homebuilders & Supplies Bear 3X Shares	965,582	—	—	(310,146)	655,436
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(267,372,919)	—	—	(253,505,000)	(520,877,919)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(2,693,324)	—	—	—	(2,693,324)
Direxion Daily Natural Gas Related Bull 3X Shares	(94,413,870)	—	—	(80,586,159)	(175,000,029)
Direxion Daily Real Estate Bull 3X Shares	8,450,985	—	—	(43,479)	8,407,506
Direxion Daily Real Estate Bear 3X Shares	(4,418,665)	—	—	(169,142,295)	(173,560,960)
Direxion Daily Regional Banks Bull 3X Shares	(244,050)	—	—	(225,752)	(469,802)
Direxion Daily Regional Banks Bear 3X Shares	(168,540)	92,570	—	(59,457)	(135,427)
Direxion Daily Retail Bull 3X Shares	15,118,771	—	—	—	15,118,771
Direxion Daily S&P Biotech Bull 3X Shares	(19,101,073)	—	—	(47,896,750)	(66,997,823)
Direxion Daily S&P Biotech Bear 3X Shares	7,714,353	—	—	(2,928,421)	4,785,932

DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	$(47,412)	$—	$—	$(1,967,936)	$(2,015,348)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	2,341,788	—	—	(1,744,298)	597,490
Direxion Daily Semiconductor Bull 3X Shares	17,631,887	—	—	—	17,631,887
Direxion Daily Semiconductor Bear 3X Shares	(13,827,069)	—	—	(73,260,462)	(87,087,531)
Direxion Daily Technology Bull 3X Shares	44,103,451	—	—	—	44,103,451
Direxion Daily Technology Bear 3X Shares	(8,115,144)	—	—	(122,476,904)	(130,592,048)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(205,845)	109,119	—	—	(96,726)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(7,250,943)	—	—	(61,984,278)	(69,235,221)
Direxion Daily 20+ Year Treasury Bull 3X Shares	46,029	—	—	(1,892,659)	(1,846,630)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(185,992,857)	—	—	(752,414,873)	(938,407,730)

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$32,100,300	$—	$(10,373)	$(10,373)
Direxion Daily Mid Cap Bear 3X Shares	10,231,096	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	252,132,444	—	(149,652)	(149,652)
Direxion Daily S&P 500® Bear 3X Shares	373,237,760	—	—	—
Direxion Daily Small Cap Bull 3X Shares	493,169,191	1,881,731	—	1,881,731
Direxion Daily Small Cap Bear 3X Shares	428,505,024	—	—	—
Direxion Daily Brazil Bull 3X Shares	31,137,019	180,927	—	180,927
Direxion Daily Developed Markets Bull 3X Shares	19,338,731	164,783	—	164,783
Direxion Daily Developed Markets Bear 3X Shares	5,023,987	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	112,222,270	700,282	(889,997)	(189,715)
Direxion Daily Emerging Markets Bear 3X Shares	74,130,424	—	—	—
Direxion Daily FTSE China Bull 3X Shares	133,080,976	1,405,984	—	1,405,984
Direxion Daily FTSE China Bear 3X Shares	51,524,276	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	19,249,217	29,704	—	29,704
Direxion Daily India Bull 3X Shares	66,770,157	188,018	—	188,018
Direxion Daily Japan Bull 3X Shares	8,041,565	115,346	—	115,346
Direxion Daily Latin America Bull 3X Shares	7,885,828	111,694	—	111,694
Direxion Daily Russia Bull 3X Shares	135,935,179	—	(1,404)	(1,404)
Direxion Daily Russia Bear 3X Shares	50,489,905	—	—	—
Direxion Daily South Korea Bull 3X Shares	3,942,293	104,411	(2,348)	102,063
Direxion Daily Energy Bull 3X Shares	371,881,318	9,706,130	(13,830,172)	(4,124,042)
Direxion Daily Energy Bear 3X Shares	67,803,128	—	—	—
Direxion Daily Financial Bull 3X Shares	1,049,987,486	—	(13,620,366)	(13,620,366)
Direxion Daily Financial Bear 3X Shares	296,185,008	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	881,484,168	20,728,661	—	20,728,661
Direxion Daily Gold Miners Index Bear 3X Shares	386,178,483	—	—	—
Direxion Daily Healthcare Bull 3X Shares	163,914,556	346,923	—	346,923
Direxion Daily Healthcare Bear 3X Shares	1,273,398	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	2,713,953	—	(127,771)	(127,771)

DIREXION SEMI-ANNUAL REPORT

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Homebuilders & Supplies Bear 3X Shares	$2,994,717	$—	$—	$—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	234,805,457	23,250,017	(372,355)	22,877,662
Direxion Daily Junior Gold Miners Index Bear 3X Shares	66,200,632	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	35,495,753	16,016	(294,518)	(278,502)
Direxion Daily Natural Gas Related Bear 3X Shares	8,700,848	—	—	—
Direxion Daily Real Estate Bull 3X Shares	60,304,180	136,601	—	136,601
Direxion Daily Real Estate Bear 3X Shares	11,620,076	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	2,334,596	—	34,055	34,055
Direxion Daily Regional Banks Bear 3X Shares	1,081,007	—	—	—
Direxion Daily Retail Bull 3X Shares	27,993,607	35,905	(187)	35,718
Direxion Daily S&P Biotech Bull 3X Shares	156,341,532	—	(66,013)	(66,013)
Direxion Daily S&P Biotech Bear 3X Shares	30,282,487	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	30,970,974	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	30,578,084	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	84,725,494	96,845	(1,854,956)	(1,758,111)
Direxion Daily Semiconductor Bear 3X Shares	28,949,695	—	—	—
Direxion Daily Technology Bull 3X Shares	124,123,469	—	(123,713)	(123,713)
Direxion Daily Technology Bear 3X Shares	14,079,009	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	4,324,117	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	21,104,856	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	52,549,180	—	(85,786)	(85,786)
Direxion Daily 20+ Year Treasury Bear 3X Shares	242,124,093	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies ("PFICs") and basis adjustments on investments in real estate trusts ("REITs").

Net investment income/(loss) and realized gain and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income/(loss) and realized gain and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemption in-kind, net operating losses, distribution reclasses, sales of REITS and PFICs and utilization of earning and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2015.

At October 31, 2015, these Funds deferred, on a tax basis, qualified late year losses of:

Ordinary Late Year Loss Deferral
Direxion Daily Mid Cap Bull 3X Shares	$—
Direxion Daily Mid Cap Bear 3X Shares	77,184
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	2,031,999
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	4,626,665
Direxion Daily Brazil Bull 3X Shares	303,996
Direxion Daily Developed Markets Bull 3X Shares	167,431
Direxion Daily Developed Markets Bear 3X Shares	59,875
Direxion Daily Emerging Markets Bull 3X Shares	1,379,368
Direxion Daily Emerging Markets Bear 3X Shares	772,612

DIREXION SEMI-ANNUAL REPORT

Ordinary Late Year Loss Deferral
Direxion Daily FTSE China Bull 3X Shares	$967,547
Direxion Daily FTSE China Bear 3X Shares	260,046
Direxion Daily FTSE Europe Bull 3X Shares	113,520
Direxion Daily India Bull 3X Shares	591,921
Direxion Daily Japan Bull 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	117,811
Direxion Daily Russia Bull 3X Shares	1,660,028
Direxion Daily Russia Bear 3X Shares	459,038
Direxion Daily South Korea Bull 3X Shares	30,462
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	547,182
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	2,246,273
Direxion Daily Gold Miners Index Bull 3X Shares	5,977,878
Direxion Daily Gold Miners Index Bear 3X Shares	1,348,556
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	509
Direxion Daily Homebuilders & Supplies Bear 3X Shares	4,136
Direxion Daily Junior Gold Miners Index Bull 3X Shares	1,392,216
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—
Direxion Daily Natural Gas Related Bull 3X Shares	407,699
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	90,941
Direxion Daily Regional Banks Bull 3X Shares	1,186
Direxion Daily Regional Banks Bear 3X Shares	—
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily S&P Biotech Bull 3X Shares	303,467
Direxion Daily S&P Biotech Bear 3X Shares	41,545
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	6,530
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	17,228
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	212,707
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	135,363
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	350,584
Direxion Daily 20+ Year Treasury Bull 3X Shares	203,466
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,738,091

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2015, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778	33,103,546	—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	227,849,840	243,723,246	—	422,012,805
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587	1,770,694,890
Direxion Daily Brazil Bull 3X Shares	—	—	—	4,589,776	—

DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily Developed Markets Bull 3X Shares	$—	$—	$—	$722,425	$—
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535	27,465,025	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	42,643,888	47,245,174
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554	128,358,189	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	13,099,986	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	15,276,805	—
Direxion Daily India Bull 3X Shares	—	—	—	2,111,917	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	18,949,917	20,130,880
Direxion Daily Russia Bull 3X Shares	—	—	—	62,240,598	—
Direxion Daily Russia Bear 3X Shares	649,297	—	—	64,063,938	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	604,673	15,410
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062	122,448,459	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449	2,023,474,507	—
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—	997,943,967	632,513,039
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	1,641,738	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	74,754	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	306,010	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	241,631,029	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	57,173,121	5,846,281
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—	46,454,326	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	199,365	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	47,593,283	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	2,886,876	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	—	—	1,949,235	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	1,543,330	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—	69,187,837	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542	59,766,068	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—	45,417,175	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	1,689,193	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,069	93,882,293	—	535,768,086	—

DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019
Capital Loss Utilized during year ended October 31, 2015:
Direxion Daily FTSE China Bear 3X Shares	$21,895,328
Direxion Daily Gold Miners Index Bear 3X Shares	5,922,410

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2016, open Federal and state income tax years include the tax years ended October 31, 2013 through October 31, 2015. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.  CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called "Creation Units." A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Transaction fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.  INVESTMENT TRANSACTIONS

The table below displays each Fund's investment transactions during the period ended April 30, 2016. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investment purchases, and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts.

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$5,073,280	$10,970,030	$17,772,712	$16,107,790
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily S&P 500® Bull 3X Shares	354,099,760	55,703,335	195,469,920	514,913,265
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	769,374,098	—	62,295,134	751,158,484
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	44,713,547	7,811,215	22,345,926	57,721,668
Direxion Daily Developed Markets Bull 3X Shares	34,154,727	14,112,783	7,033,706	28,749,602
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—

DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Emerging Markets Bull 3X Shares	$66,147,033	$31,253,124	$33,718,609	$70,613,944
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	91,115,700	12,832,655	28,680,216	49,634,229
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	9,769,411	2,740,323	1,194,279	7,973,024
Direxion Daily India Bull 3X Shares	21,303,080	14,798,227	—	8,219,682
Direxion Daily Japan Bull 3X Shares	7,951,043	5,981,195	—	3,565,535
Direxion Daily Latin America Bull 3X Shares	2,384,900	952,630	—	1,572,468
Direxion Daily Russia Bull 3X Shares	82,921,630	15,002,076	44,429,170	125,411,333
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	1,006,368	958,830	—
Direxion Daily Energy Bull 3X Shares	134,126,800	91,037,826	288,409,120	277,304,102
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	217,450,841	34,443,190	414,886,213	404,173,135
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 3X Shares	1,263,678,004	86,668,747	613,245,314	1,646,696,807
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	99,035,477	—	1,690,004	71,171,438
Direxion Daily Healthcare Bear 3X Shares[1]	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	390,166	—	—	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	263,607,737	—	46,686,699	211,824,450
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	37,144,752	64,207,272	86,084,801	59,471,416
Direxion Daily Natural Gas Related Bear 3X Shares[1]	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	10,283,292	19,475,996	21,569,537	28,935,385
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	117,509	127,238	—	—
Direxion Daily Regional Banks Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	11,897,140	3,030,080	5,792,223	15,815,742
Direxion Daily S&P Biotech Bull 3X Shares	88,478,777	9,872,018	98,899,752	168,785,505
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	30,551,708	1,526,271	2,073,308	31,549,270
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	55,872,961	4,333,111	16,231,819	53,028,960
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	46,475,899	6,149,321	2,927,194	10,741,526
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	29,772,465	13,726,846	34,797,095	57,261,580
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

1  Represents the period from December 3, 2015 (commencement of operations) to April 30, 2016.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2016.

6.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

DIREXION SEMI-ANNUAL REPORT

For each Fund, the Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund's daily net assets at least until September 1, 2017. The breakpoint schedule is detailed in the table below:

Net Asset Range	Advisory Fees
$0 – $1,500,000,000	0.75%
$1,500,000,000 – $2,000,000,000	0.70%
$2,000,000,000 – $2,500,000,000	0.65%
$2,500,000,000 – $3,000,000,000	0.60%
$3,000,000,000 – $3,500,000,000	0.55%
$3,500,000,000 – $4,000,000,000	0.50%
$4,000,000,000 – $4,500,000,000	0.45%
Greater than $4,500,000	0.40%

The Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, each Fund pays the Adviser 0.02% of its average daily net assets. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019	Recoupment Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$23,377	$56,816	$38,793	$22,753	$23,377	$141,739
Direxion Daily Mid Cap Bear 3X Shares	—	17,314	44,203	33,769	26,804	17,314	122,090
Direxion Daily S&P 500® Bull 3X Shares	369	13,464	56,459	43,374	—	13,464	113,297
Direxion Daily S&P 500® Bear 3X Shares	4,025	23,399	660,304	46,312	32,630	23,399	762,645
Direxion Daily Small Cap Bull 3X Shares	—	96,109	369,333	422,839	165,116	96,109	1,053,397
Direxion Daily Small Cap Bear 3X Shares	—	83,116	951,002	467,508	195,511	83,116	1,697,137
Direxion Daily Brazil Bull 3X Shares	—	18,692	50,334	47,780	33,656	18,692	150,462
Direxion Daily Developed Markets Bull 3X Shares	—	32,886	86,433	47,201	47,458	32,886	213,978
Direxion Daily Developed Markets Bear 3X Shares	—	37,411	101,521	81,939	68,565	37,411	289,436
Direxion Daily Emerging Markets Bull 3X Shares	—	46,839	183,637	81,382	—	46,839	311,858
Direxion Daily Emerging Markets Bear 3X Shares	—	33,347	136,539	67,638	18,915	33,347	256,439
Direxion Daily FTSE China Bull 3X Shares	—	37,216	60,150	70,727	52,781	37,216	220,874
Direxion Daily FTSE China Bear 3X Shares	—	24,076	39,558	35,007	36,274	24,076	134,915
Direxion Daily FTSE Europe Bull 3X Shares	—	11,185	—	30,431	10,868	11,185	52,484
Direxion Daily India Bull 3X Shares	—	30,865	44,693	33,888	28,207	30,865	137,653
DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019	Recoupment Amount
Direxion Daily Japan Bull 3X Shares	$—	$23,846	$43,630	$53,518	$38,909	$23,846	$159,903
Direxion Daily Latin America Bull 3X Shares	—	20,102	51,306	45,333	32,537	20,102	149,278
Direxion Daily Russia Bull 3X Shares	103	16,351	64,735	34,899	—	16,351	115,985
Direxion Daily Russia Bear 3X Shares	52	12,730	47,003	33,435	25,321	12,730	118,489
Direxion Daily South Korea Bull 3X Shares	—	16,450	50,060	48,753	29,972	16,450	145,235
Direxion Daily Energy Bull 3X Shares	554	19,713	36,048	40,473	28,703	19,713	124,937
Direxion Daily Energy Bear 3X Shares	—	18,591	389,193	53,760	18,091	18,591	479,635
Direxion Daily Financial Bull 3X Shares	—	64,860	47,792	120,016	15,384	64,860	248,052
Direxion Daily Financial Bear 3X Shares	120	22,611	946,867	222,097	72,684	22,611	1,264,259
Direxion Daily Gold Miners Index Bull 3X Shares	8,991	8,991	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	31,590	7,120	—	22,271	9,912	7,120	39,303
Direxion Daily Healthcare Bull 3X Shares	—	41,607	38,307	39,688	39,773	41,607	159,375
Direxion Daily Healthcare Bear 3X Shares	—	18,794	—	—	—	18,794	18,794
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	12,841	—	—	27,679	12,841	40,520
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	12,577	—	—	27,551	12,577	40,128
Direxion Daily Junior Gold Miners Index Bull 3X Shares	9,104	5,428	—	—	58,614	5,428	64,042
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	26,196	28,741	31,402	17,633	26,196	103,972
Direxion Daily Natural Gas Related Bull 3X Shares	—	25,262	47,703	38,433	48,864	25,262	160,262
Direxion Daily Natural Gas Related Bear 3X Shares	—	17,799	—	—	—	17,799	17,799
Direxion Daily Real Estate Bull 3X Shares	—	22,272	100,033	64,997	—	22,272	187,302
Direxion Daily Real Estate Bear 3X Shares	—	37,357	87,338	74,616	63,837	37,357	263,148
Direxion Daily Regional Banks Bull 3X Shares	—	16,767	—	—	18,744	16,767	35,511
Direxion Daily Regional Banks Bear 3X Shares	—	17,032	—	—	18,468	17,032	35,500
Direxion Daily Retail Bull 3X Shares	—	19,054	58,308	47,943	25,551	19,054	150,856
Direxion Daily S&P Biotech Bull 3X Shares	714	7,105	—	—	33,277	7,105	40,382
Direxion Daily S&P Biotech Bear 3X Shares	—	9,306	—	—	31,818	9,306	41,124
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	—	10,618	—	—	32,268	10,618	42,886
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	11,445	—	—	32,120	11,445	43,565

DIREXION SEMI-ANNUAL REPORT

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	October 31, 2016	October 31, 2017	October 31, 2018	October 31, 2019	Recoupment Amount
Direxion Daily Semiconductor Bull 3X Shares	$—	$27,709	$73,566	$59,779	$44,224	$27,709	$205,278
Direxion Daily Semiconductor Bear 3X Shares	—	20,196	49,951	40,074	31,222	20,196	141,443
Direxion Daily Technology Bull 3X Shares	—	23,750	41,206	44,741	6,472	23,750	116,169
Direxion Daily Technology Bear 3X Shares	—	16,228	48,820	32,623	19,924	16,228	117,595
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	23,151	59,046	49,936	31,202	23,151	163,335
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	18,108	20,458	12,458	—	18,108	51,024
Direxion Daily 20+ Year Treasury Bull 3X Shares	1,231	4,715	43,577	26,561	2,461	4,715	77,314
Direxion Daily 20+ Year Treasury Bear 3X Shares	17,438	—	—	—	—	—	—

The Board has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

7.  FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of April 30, 2016:

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$3,118,686	$—	$—	$3,118,686	$—	$—	$—	$—
Short-Term Investments	28,971,241	—	—	28,971,241	10,231,096	—	—	10,231,096
Other Financial Instruments*	—	8,658,145	—	8,658,145	—	(1,993,460)	—	(1,993,460)
Cash Equivalents	18,655,363	—	—	18,655,363	4,983,473	—	—	4,983,473

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$8,169,686	$—	$—	$8,169,686	$—	$—	$—	$—
Short-Term Investments	243,813,106	—	—	243,813,106	373,237,760	—	—	373,237,760
Other Financial Instruments*	—	146,288,311	—	146,288,311	—	(42,425,297)	—	(42,425,297)
Cash Equivalents	214,947,573	—	—	214,947,573	212,161,880	—	—	212,161,880
	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$114,021,242	$—	$—	$114,021,242	$—	$—	$—	$—
Short-Term Investments	381,029,680	—	—	381,029,680	428,505,024	—	—	428,505,024
Other Financial Instruments*	—	132,588,268	—	132,588,268	—	(24,145,134)	—	(24,145,134)
Cash Equivalents	245,974,060	—	—	245,974,060	206,398,574	—	—	206,398,574
	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$5,985,366	$—	$—	$5,985,366	$10,255,984	$—	$—	$10,255,984
Short-Term Investments	25,332,580	—	—	25,332,580	9,247,530	—	—	9,247,530
Other Financial Instruments*	—	49,751,345	—	49,751,345	—	1,456,757	—	1,456,757
Cash Equivalents	32,679,639	—	—	32,679,639	2,102,503	—	—	2,102,503
	Direxion Daily Developed Markets Bear 3X Shares				Direxion Daily Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$14,424,060	$—	$—	$14,424,060
Short-Term Investments	5,023,987	—	—	5,023,987	97,608,495	—	—	97,608,495
Other Financial Instruments*	—	483,665	—	483,665	—	39,554,555	—	39,554,555
Cash Equivalents	1,995,315	—	—	1,995,315	65,824,095	—	—	65,824,095
	Direxion Daily Emerging Markets Bear 3X Shares				Direxion Daily FTSE China Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$72,614,345	$—	$—	$72,614,345
Short-Term Investments	74,130,424	—	—	74,130,424	61,872,615	—	—	61,872,615
Other Financial Instruments*	—	(6,824,452)	—	(6,824,452)	—	14,461,787	—	14,461,787
Cash Equivalents	36,321,476	—	—	36,321,476	1,969,563	—	—	1,969,563

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$1,872,392	$—	$—	$1,872,392
Short-Term Investments	51,524,276	—	—	51,524,276	17,406,529	—	—	17,406,529
Other Financial Instruments*	—	14,718,713	—	14,718,713	—	3,724,304	—	3,724,304
Cash Equivalents	22,016,668	—	—	22,016,668	11,603,148	—	—	11,603,148
	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$17,534,849	$—	$—	$17,534,849	$4,575,138	$—	$—	$4,575,138
Short-Term Investments	49,423,326	—	—	49,423,326	3,581,773	—	—	3,581,773
Other Financial Instruments*	—	(2,773,529)	—	(2,773,529)	—	(270,644)	—	(270,644)
Cash Equivalents	19,148,249	—	—	19,148,249	1,068,048	—	—	1,068,048
	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$923,532	$—	$—	$923,532	$2,768,416	$—	$—	$2,768,416
Short-Term Investments	7,073,990	—	—	7,073,990	133,165,359	—	—	133,165,359
Other Financial Instruments*	—	7,234,238	—	7,234,238	—	103,690,507	—	103,690,507
Cash Equivalents	5,221,742	—	—	5,221,742	72,476,787	—	—	72,476,787
	Direxion Daily Russia Bear 3X Shares				Direxion Daily South Korea Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$1,063,241	$—	$—	$1,063,241
Short-Term Investments	50,489,905	—	—	50,489,905	2,981,115	—	—	2,981,115
Other Financial Instruments*	—	(14,095,387)	—	(14,095,387)	—	300,437	—	300,437
Cash Equivalents	16,635,375	—	—	16,635,375	1,075,261	—	—	1,075,261
	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$137,946,626	$—	$—	$137,946,626	$—	$—	$—	$—
Short-Term Investments	229,810,650	—	—	229,810,650	67,803,128	—	—	67,803,128
Other Financial Instruments*	—	222,634,104	—	222,634,104	—	1,938,228	—	1,938,228
Cash Equivalents	227,997,367	—	—	227,997,367	37,273,125	—	—	37,273,125

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$443,480,752	$—	$—	$443,480,752	$—	$—	$—	$—
Short-Term Investments	592,886,368	—	—	592,886,368	296,185,008	—	—	296,185,008
Other Financial Instruments*	—	180,360,029	—	180,360,029	—	(64,875,122)	—	(64,875,122)
Cash Equivalents	204,269,134	—	—	204,269,134	126,184,269	—	—	126,184,269
	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$290,161,176	$—	$—	$290,161,176	$—	$—	$—	$—
Short-Term Investments	612,051,653	—	—	612,051,653	386,178,483	—	—	386,178,483
Other Financial Instruments*	—	923,883,745	—	923,883,745	—	(184,590,160)	—	(184,590,160)
Cash Equivalents	364,868,645	—	—	364,868,645	103,486,657	—	—	103,486,657
	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$29,857,697	$—	$—	$29,857,697	$—	$—	$—	$—
Short-Term Investments	134,403,782	—	—	134,403,782	1,273,398	—	—	1,273,398
Other Financial Instruments*	—	45,633,877	—	45,633,877	—	98,508	—	98,508
Cash Equivalents	82,348,193	—	—	82,348,193	564,136	—	—	564,136
	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$1,302,910	$—	$—	$1,302,910	$—	$—	$—	$—
Short-Term Investments	1,283,272	—	—	1,283,272	2,994,717	—	—	2,994,717
Other Financial Instruments*	—	125,468	—	125,468	—	736,162	—	736,162
Cash Equivalents	48,461	—	—	48,461	862,922	—	—	862,922
	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$149,706,516	$—	$—	$149,706,516	$—	$—	$—	$—
Short-Term Investments	107,976,603	—	—	107,976,603	66,200,632	—	—	66,200,632
Other Financial Instruments*	—	236,771,127	—	236,771,127	—	(36,933,502)	—	(36,933,502)
Cash Equivalents	51,864,157	—	—	51,864,157	14,098,753	—	—	14,098,753
	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,568,892	$—	$—	$1,568,892	$—	$—	$—	$—
Master Limited Partnerships	171,390	—	—	171,390	—	—	—	—
Short-Term Investments	33,476,969	—	—	33,476,969	8,700,848	—	—	8,700,848
Other Financial Instruments*	—	8,820,212	—	8,820,212	—	(1,365,828)	—	(1,365,828)
Cash Equivalents	23,215,367	—	—	23,215,367	2,937,068	—	—	2,937,068

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$2,964,128	$—	$—	$2,964,128	$—	$—	$—	$—
Short-Term Investments	57,476,653	—	—	57,476,653	11,620,076	—	—	11,620,076
Other Financial Instruments*	—	12,141,772	—	12,141,772	—	(1,233,722)	—	(1,233,722)
Cash Equivalents	35,432,571	—	—	35,432,571	5,236,054	—	—	5,236,054
	Direxion Daily Regional Banks Bull 3X Shares				Direxion Daily Regional Banks Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$931,044	$—	$—	$931,044	$—	$—	$—	$—
Short-Term Investments	1,370,007	—	—	1,370,007	1,081,007	—	—	1,081,007
Other Financial Instruments*	—	245,503	—	245,503	—	102,931	—	102,931
Cash Equivalents	486,913	—	—	486,913	447,366	—	—	447,366
	Direxion Daily Retail Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$6,634,564	$—	$—	$6,634,564	$3,304,367	$—	$—	$3,304,367
Short-Term Investments	21,394,761	—	—	21,394,761	152,971,152	—	—	152,971,152
Other Financial Instruments*	—	6,870,821	—	6,870,821	—	30,045,412	—	30,045,412
Cash Equivalents	17,990,367	—	—	17,990,367	99,837,914	—	—	99,837,914
	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$30,282,487	$—	$—	$30,282,487	$30,970,974	$—	$—	$30,970,974
Other Financial Instruments*	—	13,626,256	—	13,626,256	—	34,095,993	—	34,095,993
Cash Equivalents	25,435,910	—	—	25,435,910	21,682,633	—	—	21,682,633
	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$35,208,170	$—	$—	$35,208,170
Short-Term Investments	30,578,084	—	—	30,578,084	47,759,213	—	—	47,759,213
Other Financial Instruments*	—	(10,690,040)	—	(10,690,040)	—	3,417,214	—	3,417,214
Cash Equivalents	13,017,121	—	—	13,017,121	7,759,018	—	—	7,759,018
	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity	$—	$—	$—	$—	$38,901,957	$—	$—	$38,901,957
Short-Term Investments	28,949,695	—	—	28,949,695	85,097,799	—	—	85,097,799
Other Financial Instruments*	—	1,914,565	—	1,914,565	—	17,272,216	—	17,272,216
Cash Equivalents	19,755,974	—	—	19,755,974	27,864,431	—	—	27,864,431

DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Technology Bear 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$14,079,009	$—	$—	$14,079,009	$4,324,117	$—	$—	$4,324,117
Other Financial Instruments*	—	(1,239,147)	—	(1,239,147)	—	602,138	—	602,138
Cash Equivalents	8,848,399	—	—	8,848,399	3,503,151	—	—	3,503,151
	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income	$—	$—	$—	$—	$7,489,291	$—	$—	$7,489,291
Short-Term Investments	21,104,856	—	—	21,104,856	44,974,103	—	—	44,974,103
Other Financial Instruments*	—	(3,766,990)	—	(3,766,990)	—	(388,947)	—	(388,947)
Cash Equivalents	11,636,445	—	—	11,636,445	35,695,405	—	—	35,695,405
	Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$242,124,093	$—	$—	$242,124,093
Other Financial Instruments*	—	(7,178,557)	—	(7,178,557)
Cash Equivalents	142,259,868	—	—	142,259,868

For further detail on each asset class, see the Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2016. There were no Level 3 securities held by the Funds during the period ended April 30, 2016. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period.

8.  VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2016, the Funds were invested in swap contracts. At April 30, 2016, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$8,658,145	$—	$8,658,145
Direxion Daily Mid Cap Bear 3X Shares	50,145	—	50,145
Direxion Daily S&P 500® Bull 3X Shares	146,288,311	—	146,288,311

DIREXION SEMI-ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bear 3X Shares	$—	$—	$—
Direxion Daily Small Cap Bull 3X Shares	134,046,722	—	134,046,722
Direxion Daily Small Cap Bear 3X Shares	12,642,010	—	12,642,010
Direxion Daily Brazil Bull 3X Shares	49,751,345	—	49,751,345
Direxion Daily Developed Markets Bull 3X Shares	1,672,292	—	1,672,292
Direxion Daily Developed Markets Bear 3X Shares	786,667	—	786,667
Direxion Daily Emerging Markets Bull 3X Shares	40,063,411	—	40,063,411
Direxion Daily Emerging Markets Bear 3X Shares	325,169	—	325,169
Direxion Daily FTSE China Bull 3X Shares	18,199,187	—	18,199,187
Direxion Daily FTSE China Bear 3X Shares	16,014,892	—	16,014,892
Direxion Daily FTSE Europe Bull 3X Shares	3,724,304	—	3,724,304
Direxion Daily India Bull 3X Shares	4,656,283	—	4,656,283
Direxion Daily Japan Bull 3X Shares	97,688	—	97,688
Direxion Daily Latin America Bull 3X Shares	7,234,238	—	7,234,238
Direxion Daily Russia Bull 3X Shares	103,690,507	—	103,690,507
Direxion Daily Russia Bear 3X Shares	—	—	—
Direxion Daily South Korea Bull 3X Shares	392,859	—	392,859
Direxion Daily Energy Bull 3X Shares	222,634,104	—	222,634,104
Direxion Daily Energy Bear 3X Shares	16,691,125	—	16,691,125
Direxion Daily Financial Bull 3X Shares	184,034,110	—	184,034,110
Direxion Daily Financial Bear 3X Shares	407,324	—	407,324
Direxion Daily Gold Miners Index Bull 3X Shares	923,883,745	—	923,883,745
Direxion Daily Gold Miners Index Bear 3X Shares	—	—	—
Direxion Daily Healthcare Bull 3X Shares	47,129,020	—	47,129,020
Direxion Daily Healthcare Bear 3X Shares	98,954	—	98,954
Direxion Daily Homebuilders & Supplies Bull 3X Shares	190,230	—	190,230
Direxion Daily Homebuilders & Supplies Bear 3X Shares	885,525	—	885,525
Direxion Daily Junior Gold Miners Index Bull 3X Shares	236,771,127	—	236,771,127
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	8,946,592	—	8,946,592
Direxion Daily Natural Gas Related Bear 3X Shares	642,310	—	642,310
Direxion Daily Real Estate Bull 3X Shares	12,779,938	—	12,779,938
Direxion Daily Real Estate Bear 3X Shares	187,374	—	187,374
Direxion Daily Regional Banks Bull 3X Shares	245,503	—	245,503
Direxion Daily Regional Banks Bear 3X Shares	124,578	—	124,578
Direxion Daily Retail Bull 3X Shares	6,870,821	—	6,870,821
Direxion Daily S&P Biotech Bull 3X Shares	38,712,732	—	38,712,732
Direxion Daily S&P Biotech Bear 3X Shares	13,626,256	—	13,626,256
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	34,305,677	—	34,305,677
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	7,672,635	—	7,672,635
Direxion Daily Semiconductor Bear 3X Shares	3,095,530	—	3,095,530
Direxion Daily Technology Bull 3X Shares	18,217,379	—	18,217,379
Direxion Daily Technology Bear 3X Shares	786,511	—	786,511
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	605,854	605,854
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	167,740	167,740
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	7,783,569	7,783,569

1  Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—
Direxion Daily Mid Cap Bear 3X Shares	2,043,605	—	2,043,605
Direxion Daily S&P 500® Bull 3X Shares	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	42,425,297	—	42,425,297
Direxion Daily Small Cap Bull 3X Shares	1,458,454	—	1,458,454
Direxion Daily Small Cap Bear 3X Shares	36,787,144	—	36,787,144

DIREXION SEMI-ANNUAL REPORT

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Brazil Bull 3X Shares	$—	$—	$—
Direxion Daily Developed Markets Bull 3X Shares	215,535	—	215,535
Direxion Daily Developed Markets Bear 3X Shares	303,002	—	303,002
Direxion Daily Emerging Markets Bull 3X Shares	508,856	—	508,856
Direxion Daily Emerging Markets Bear 3X Shares	7,149,621	—	7,149,621
Direxion Daily FTSE China Bull 3X Shares	3,737,400	—	3,737,400
Direxion Daily FTSE China Bear 3X Shares	1,296,179	—	1,296,179
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—
Direxion Daily India Bull 3X Shares	7,429,812	—	7,429,812
Direxion Daily Japan Bull 3X Shares	368,332	—	368,332
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Russia Bull 3X Shares	—	—	—
Direxion Daily Russia Bear 3X Shares	14,095,387	—	14,095,387
Direxion Daily South Korea Bull 3X Shares	92,422	—	92,422
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	14,752,897	—	14,752,897
Direxion Daily Financial Bull 3X Shares	3,674,081	—	3,674,081
Direxion Daily Financial Bear 3X Shares	65,282,446	—	65,282,446
Direxion Daily Gold Miners Index Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Index Bear 3X Shares	184,590,160	—	184,590,160
Direxion Daily Healthcare Bull 3X Shares	1,495,143	—	1,495,143
Direxion Daily Healthcare Bear 3X Shares	446	—	446
Direxion Daily Homebuilders & Supplies Bull 3X Shares	64,762	—	64,762
Direxion Daily Homebuilders & Supplies Bear 3X Shares	149,363	—	149,363
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	36,933,502	—	36,933,502
Direxion Daily Natural Gas Related Bull 3X Shares	126,380	—	126,380
Direxion Daily Natural Gas Related Bear 3X Shares	2,008,138	—	2,008,138
Direxion Daily Real Estate Bull 3X Shares	638,166	—	638,166
Direxion Daily Real Estate Bear 3X Shares	1,421,096	—	1,421,096
Direxion Daily Regional Banks Bull 3X Shares	—	—	—
Direxion Daily Regional Banks Bear 3X Shares	21,647	—	21,647
Direxion Daily Retail Bull 3X Shares	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	8,667,320	—	8,667,320
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	209,684	—	209,684
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	10,690,040	—	10,690,040
Direxion Daily Semiconductor Bull 3X Shares	4,255,421	—	4,255,421
Direxion Daily Semiconductor Bear 3X Shares	1,180,965	—	1,180,965
Direxion Daily Technology Bull 3X Shares	945,163	—	945,163
Direxion Daily Technology Bear 3X Shares	2,025,658	—	2,025,658
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	3,716	3,716
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	3,766,990	3,766,990
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	556,687	556,687
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	14,962,126	14,962,126

2  Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2016 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$(3,279,929)	$—	$2,878,477	$—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	1,111,420	—	(1,974,760)	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	$21,616,533	$—	$(22,632,166)	$—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(38,516,398)	—	6,338,816	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	(186,828,508)	—	104,012,605	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(3,853,029)	—	(26,295,199)	—
Direxion Daily Brazil Bull 3X Shares	Swap Contracts	(23,987,159)	—	61,602,607	—
Direxion Daily Developed Markets Bull 3X Shares	Swap Contracts	(6,637,106)	—	(808,205)	—
Direxion Daily Developed Markets Bear 3X Shares	Swap Contracts	(42,322)	—	588,043	—
Direxion Daily Emerging Markets Bull 3X Shares	Swap Contracts	(62,308,704)	—	50,350,522	—
Direxion Daily Emerging Markets Bear 3X Shares	Swap Contracts	(14,287,656)	—	8,459,424	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(70,430,891)	—	13,548,483	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	1,216,014	—	9,482,023	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(7,690,980)	—	(1,164,281)	—
Direxion Daily India Bull 3X Shares	Swap Contracts	(20,228,108)	—	5,528,612	—
Direxion Daily Japan Bull 3X Shares	Swap Contracts	(1,328,561)	—	(2,053,076)	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(4,952,321)	—	8,542,788	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	(78,874,716)	—	101,528,739	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	273,634	—	(21,332,628)	—
Direxion Daily South Korea Bull 3X Shares	Swap Contracts	39,291	—	(349,713)	—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	(193,001,392)	—	203,211,544	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(10,578,006)	—	(10,544,621)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	(140,450,923)	—	(11,819,679)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(10,884,417)	—	(25,088,606)	—
Direxion Daily Gold Miners Index Bull 3X Shares	Swap Contracts	554,070,999	—	842,092,719	—
Direxion Daily Gold Miners Index Bear 3X Shares	Swap Contracts	(311,203,856)	—	(289,830,340)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	(5,604,459)	—	(32,066,824)	—
Direxion Daily Healthcare Bear 3X Shares	Swap Contracts	(243,988)	—	98,508	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(774,257)	—	391,262	—

DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Homebuilders & Supplies Bear 3X Shares	Swap Contracts	$(339,116)	$—	$(240,184)	$—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	26,997,579	—	245,448,261	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	(35,082,951)	—	(58,998,362)	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	(38,468,848)	—	12,508,024	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	(7,204,479)	—	(1,365,828)	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	6,058,771	—	705,156	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(2,857,007)	—	339,283	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	(716,438)	—	248,765	—
Direxion Daily Regional Banks Bear 3X Shares	Swap Contracts	(381,864)	—	(73,678)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	5,927,661	—	(9,298,538)	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	(125,423,693)	—	44,201,464	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	2,695,027	—	4,425,662	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	Swap Contracts	(5,377,999)	—	32,566,757	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	Swap Contracts	(8,316,827)	—	(13,060,483)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	8,913,317	—	(21,018,966)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(2,393,275)	—	2,671,273	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	8,743,828	—	(28,321,904)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(3,686,050)	—	3,035,788	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	121,044	—	595,260
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(2,711,384)	—	(1,430,298)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	15,502,254	—	(2,796,629)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(123,871,104)	—	17,622,980

1  Statements of Operations location: Net realized gain (loss) on swaps.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

DIREXION SEMI-ANNUAL REPORT

For the period ended April 30, 2016, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Daily Mid Cap Bull 3X Shares	$152,435,360	$—
Direxion Daily Mid Cap Bear 3X Shares	—	43,368,196
Direxion Daily S&P 500® Bull 3X Shares	1,571,980,483	—
Direxion Daily S&P 500® Bear 3X Shares	—	1,126,364,296
Direxion Daily Small Cap Bull 3X Shares	2,381,864,716	—
Direxion Daily Small Cap Bear 3X Shares	—	1,454,261,641
Direxion Daily Brazil Bull 3X Shares	140,699,288	—
Direxion Daily Developed Markets Bull 3X Shares	66,619,152	—
Direxion Daily Developed Markets Bear 3X Shares	—	30,629,800
Direxion Daily Emerging Markets Bull 3X Shares	498,885,573	—
Direxion Daily Emerging Markets Bear 3X Shares	—	311,521,858
Direxion Daily FTSE China Bull 3X Shares	391,148,902	—
Direxion Daily FTSE China Bear 3X Shares	—	272,210,524
Direxion Daily FTSE Europe Bull 3X Shares	113,942,500	—
Direxion Daily India Bull 3X Shares	237,123,232	—
Direxion Daily Japan Bull 3X Shares	30,662,924	—
Direxion Daily Latin America Bull 3X Shares	27,784,722	—
Direxion Daily Russia Bull 3X Shares	547,811,532	—
Direxion Daily Russia Bear 3X Shares	—	128,895,019
Direxion Daily South Korea Bull 3X Shares	11,788,946	—
Direxion Daily Energy Bull 3X Shares	1,394,209,260	—
Direxion Daily Energy Bear 3X Shares	—	243,448,476
Direxion Daily Financial Bull 3X Shares	3,199,974,510	—
Direxion Daily Financial Bear 3X Shares	—	935,990,985
Direxion Daily Gold Miners Index Bull 3X Shares	2,183,894,073	—
Direxion Daily Gold Miners Index Bear 3X Shares	—	685,437,382
Direxion Daily Healthcare Bull 3X Shares	764,656,243	—
Direxion Daily Healthcare Bear 3X Shares	—	4,465,935
Direxion Daily Homebuilders & Supplies Bull 3X Shares	6,550,525	—
Direxion Daily Homebuilders & Supplies Bear 3X Shares	—	15,673,207
Direxion Daily Junior Gold Miners Index Bull 3X Shares	418,163,771	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	138,621,005
Direxion Daily Natural Gas Related Bull 3X Shares	131,956,651	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	13,869,146
Direxion Daily Real Estate Bull 3X Shares	263,582,825	—
Direxion Daily Real Estate Bear 3X Shares	—	38,040,383
Direxion Daily Regional Banks Bull 3X Shares	8,059,530	—
Direxion Daily Regional Banks Bear 3X Shares	—	8,179,944
Direxion Daily Retail Bull 3X Shares	137,415,723	—
Direxion Daily S&P Biotech Bull 3X Shares	491,196,616	—
Direxion Daily S&P Biotech Bear 3X Shares	—	120,998,099
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	89,427,500	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	—	46,481,900
Direxion Daily Semiconductor Bull 3X Shares	275,802,367	—
Direxion Daily Semiconductor Bear 3X Shares	—	118,944,533
Direxion Daily Technology Bull 3X Shares	467,445,779	—
Direxion Daily Technology Bear 3X Shares	—	54,042,038
Direxion Daily 7-10 Year Treasury Bull 3X Shares	21,640,584	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	97,205,884
Direxion Daily 20+ Year Treasury Bull 3X Shares	212,915,386	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,280,879,621

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% (or -300%) daily performance of their respective indices.
DIREXION SEMI-ANNUAL REPORT

9.  PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds' counterparties are generally required to post collateral to the Funds to the extent of the Funds' daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Correlation Risk – A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.  ADDITIONAL INFORMATION

During the period ended April 30, 2016, shares of the Direxion Daily Brazil Bull 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily India Bull 3X Shares, Direxion Daily Latin America Bull 3X Shares, Direxion Daily Russia Bull 3X Shares, Direxion Daily Natural Gas Related Bull 3X Shares, Direxion Daily S&P Biotech Bull 3X Shares and Direxion Daily

DIREXION SEMI-ANNUAL REPORT

S&P Oil & Gas Exp. & Prod. Bull 3X Shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Brazil Bull 3X Shares	3/24/2016	1	:4	$18.16	$72.64	2,504,845	626,211
Direxion Daily Emerging Markets Bull 3X Shares	3/24/2016	1	:4	12.19	48.76	14,528,932	3,632,233
Direxion Daily India Bull 3X Shares	3/24/2016	1	:4	11.57	46.28	6,799,457	1,699,864
Direxion Daily Latin America Bull 3X Shares	3/24/2016	1	:4	16.13	64.52	619,819	154,955
Direxion Daily Russia Bull 3X Shares	3/24/2016	1	:4	12.85	51.40	14,139,979	3,534,995
Direxion Daily Natural Gas Related Bull 3X Shares	3/24/2016	1	:10	2.38	23.80	21,586,428	2,158,643
Direxion Daily S&P Biotech Bull 3X Shares	3/24/2016	1	:4	6.16	24.64	26,650,000	6,662,500
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	3/24/2016	1	:10	4.83	48.30	8,550,000	855,000

During the period ended April 30, 2016, shares of the Direxion Daily FTSE China Bear 3X Shares and Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares were adjusted to reflect a forward stock split. The effect of the forward stock split was to increase the number of shares outstanding and decrease the net asset value. The forward stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the forward stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bear 3X Shares	3/24/2016	4	:1	$105.22	$26.31	681,815	2,727,260
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	3/24/2016	4	:1	55.60	13.90	550,000	2,200,000

11. OTHER INFORMATION

In December 2015, the Security and Exchange Commission issued proposed Rule 18f-4 under the Investment Company of 1940, Use of Derivatives by Registered Investment Companies and Business Development Companies. This proposed rule would apply portfolio limitations designed to impose a limit on the amount of leverage a fund may obtain through derivatives transactions and other senior securities transactions; manage the risks associated with a fund's derivatives transactions by maintaining an amount of certain assets as defined as "qualifying coverage assets," which is designed to enable a fund to meet its obligations under its derivatives transactions; and, depending on the extent of its derivatives usage, establish a formalized derivatives risk management program. At this time, the proposed rule has not been adopted by the Securities and Exchange Commission, however, management is evaluating the implications of this proposed rule and the impact it will have on the Funds' portfolios.

12.  SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

DIREXION SEMI-ANNUAL REPORT

Effective May 2, 2016, the following Funds changed benchmark indexes:

The Direxion Daily Russia Bull 3X Shares and Direxion Daily Russia Bear 3X Shares changed from the Market VectorsTM Russia Index to the MVIS Russia Index.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and Direxion Daily Junior Gold Miners Index Bear 3X Shares changed from the Market VectorsTM Global Junior Gold Miners Index to the MVIS Global Junior Gold Miners Index.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and Direxion Daily 7-10 Year Treasury Bear 3X Shares changed from the NYSE 7-10 Year Treasury Bond Index to the ICE U.S. Treasury 7-10 Year Bond Index.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares changed from the NYSE 20 Year Treasury Bond Index to the ICE U.S. Treasury 20+ Year Bond Index.

On May 18, 2016, shares of the Direxion Daily Gold Miners Index Bear 3X Shares and Direxion Daily Junior Gold Miners Index Bear 3X Shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder's investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate		Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Gold Miners Index Bear 3X Shares	5/18/2016	1	:10	$1.25	$12.50	251,600,002	25,160,000
Direxion Daily Junior Gold Miners Index Bear 3X Shares	5/18/2016	1	:10	1.51	15.10	30,849,649	3,084,965

The Trust has evaluated subsequent events through the issuance of the Funds' financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds' financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 48	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999 – present.	179	None.
Eric W. Falkeis(2) Age: 42	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	179	Trustee, Professionally Managed Portfolios (40 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985 – present; Trustee of Trust Under Will of Charles S. Payson, 1987 – present; C.P.A., 1979 – present.	179	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc., 1971 – 1995, most recently as Managing Director.	179
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	179	None.
Jacob C. Gaffey Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	179	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business addresses and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 48	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999 – present.	179	N/A
Eric W. Falkeis(2) Age: 42	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997 – 2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000 – 2003).	179	Trustee, Professionally Managed Portfolios (40 Funds).
Patrick J. Rudnick Age: 42	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006 – 2013); formerly, Manager, PricewaterhouseCoopers LLP (1999 – 2006).	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 40	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel, since October 2010, and Chief Compliance Officer, since September 2012, Rafferty Asset Management LLC.	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 152 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 21 of the 27 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2016 (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees (the "Board") of the Direxion Shares ETF Trust (the "ETF Trust"), including the trustees who are not "interested persons" as defined in the 1940 Act, considered in approving the Investment Advisory Agreement (the "Agreement") between Rafferty Asset Management ("Rafferty") and the ETF Trust, on behalf of the Direxion Daily Healthcare Bear 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares, each a series of the ETF Trust, at its August 13, 2015 Board meeting. Each series of the ETF Trust listed above is referred to individually as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Rafferty in response to inquiries circulated on behalf of the Board prior to the meetings.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement, and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board evaluated all of the information provided, was advised by legal counsel regarding its duties, and considered the best interests of each Fund separately.

The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, including information on the investment performance of similar leveraged and inverse strategies managed by Rafferty for other series of the ETF Trust; the costs of the services provided and the projected profitability of Rafferty from its relationship with each Fund; the advisory fee rates to be paid to Rafferty; the total expense ratio of each Fund and each Fund's estimated expenses; and other benefits to be received by Rafferty from its relationship with each Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided by Rafferty under the Agreement. Because the Funds had not commenced operations, they did not have any prior performance history. The Board noted, however, that Rafferty has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with leveraged and inverse investment strategies. The Board considered that Rafferty, as for other series of the ETF Trust, will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers, and will provide compliance resources to the Funds. The Board also considered Rafferty's representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations under the Agreement. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annualized basis, inclusive of contractual fee waivers pursuant to the operating expense limitation agreement between the Trust and Rafferty. In this regard, Rafferty advised the Board that the advisory fee rates for the Funds are similar to: (i) the advisory fee rates for comparable third-party exchange-traded funds; and (ii) the advisory fee rates charged by Rafferty to comparable series of the ETF Trust. The Board considered Rafferty's representation that the total projected expense ratios for the Funds were comparable to exchange-traded funds, or other products, with investment strategies similar to the Funds. The Board also considered that Rafferty agreed to limit the total expenses for each Fund under the operating expense limitation agreement. The Board further considered the overall profitability of Rafferty's investment business and noted that because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. The Board did, however, consider a break-even analysis provided by Rafferty for each Fund. Based on these considerations, the Board determined, in the exercise of its business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds.

Other Benefits. The Board considered Rafferty's representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other funds, and vice versa, which may result in Rafferty earning more in overall investment advisory fees. The Board also considered that Rafferty's overall business with brokerage firms may lower

DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2016 (Unaudited)

commission rates and provide better execution for the Funds' and other portfolio transactions. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that other benefits to Rafferty under the Agreement would not be material and not a significant factor for the Board to consider in approving the Agreement.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds is fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the Agreement.

DIREXION SEMI-ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

SEMI-ANNUAL REPORT APRIL 30, 2016

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of Americas (6th Ave.),
28th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01401
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling (800) 851-0511 or by accessing the SEC's website at www.sec.gov. Such reports maybe reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund's premium/discount information is available free of charge on the Funds' website, www.direxioninvestments.com or by calling (800) 851-0511.

The Trust files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling (800) 851-0511, or by accessing the SEC's website, at www.sec.gov. It may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	7/5/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	7/5/2016

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	7/5/2016